UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Select Portfolios®
Information Technology Sector

Enterprise Technology Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio
(Enterprise Technology Services Portfolio formerly named IT Services Portfolio)

Semi-Annual Report
August 31, 2023

Contents

Enterprise Technology Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Semiconductors Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Software and IT Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Tech Hardware Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Technology Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Enterprise Technology Services Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Visa, Inc. Class A	22.4
MasterCard, Inc. Class A	15.9
Accenture PLC Class A	11.5
MongoDB, Inc. Class A	4.2
Block, Inc. Class A	4.0
ExlService Holdings, Inc.	3.5
Intuit, Inc.	3.5
Fiserv, Inc.	3.4
Global Payments, Inc.	3.0
H&R Block, Inc.	2.5
73.9

Industries (% of Fund's net assets)

Financial Services	53.8
IT Services	23.3
Professional Services	8.5
Software	7.9
Diversified Consumer Services	2.5
Interactive Media & Services	2.0
Consumer Finance	0.7
Communications Equipment	0.6
Broadline Retail	0.3

Enterprise Technology Services Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Broadline Retail - 0.3%
Broadline Retail - 0.3%
Global-e Online Ltd. (a)(b)	140,925	5,584,858
Communications Equipment - 0.6%
Communications Equipment - 0.6%
Lumentum Holdings, Inc. (a)	217,300	11,762,449
Consumer Finance - 0.7%
Consumer Finance - 0.7%
NerdWallet, Inc. (a)(b)	1,525,523	13,729,707
Diversified Consumer Services - 2.5%
Specialized Consumer Services - 2.5%
H&R Block, Inc. (b)	1,289,200	51,542,216
Financial Services - 53.8%
Transaction & Payment Processing Services - 53.8%
Block, Inc. Class A (a)	1,391,600	80,225,740
Fiserv, Inc. (a)	562,017	68,223,244
FleetCor Technologies, Inc. (a)	151,600	41,194,268
Global Payments, Inc.	478,400	60,608,496
MasterCard, Inc. Class A	775,100	319,837,264
PayPal Holdings, Inc. (a)	543,440	33,970,434
Remitly Global, Inc. (a)	1,126,100	28,321,415
The Western Union Co.	4,800	59,280
Visa, Inc. Class A (b)	1,840,048	452,062,992
WEX, Inc. (a)	700	137,326
		1,084,640,459
Interactive Media & Services - 2.0%
Interactive Media & Services - 2.0%
Alphabet, Inc. Class A (a)	190,000	25,872,300
Meta Platforms, Inc. Class A (a)	46,100	13,640,529
		39,512,829
IT Services - 23.3%
Internet Services & Infrastructure - 6.4%
Cloudflare, Inc. (a)	107,800	7,010,234
MongoDB, Inc. Class A (a)	220,100	83,924,130
Okta, Inc. (a)	192,600	16,084,026
Snowflake, Inc. (a)(b)	80,900	12,689,165
Twilio, Inc. Class A (a)(b)	136,600	8,702,786
		128,410,341
IT Consulting & Other Services - 16.9%
Accenture PLC Class A	715,180	231,553,829
Amdocs Ltd.	405,900	36,206,280
EPAM Systems, Inc. (a)	83,600	21,651,564
Gartner, Inc. (a)	147,200	51,472,896
		340,884,569
TOTAL IT SERVICES		469,294,910
Professional Services - 8.5%
Data Processing & Outsourced Services - 5.5%
ExlService Holdings, Inc. (a)	2,428,500	70,985,055
WNS Holdings Ltd. sponsored ADR (a)	602,292	39,359,782
		110,344,837
Human Resource & Employment Services - 3.0%
Automatic Data Processing, Inc.	106,175	27,033,217
Manpower, Inc. (b)	220,800	17,414,496
Paycom Software, Inc.	57,300	16,894,332
		61,342,045
TOTAL PROFESSIONAL SERVICES		171,686,882
Software - 7.9%
Application Software - 4.8%
Intuit, Inc.	130,456	70,682,365
Samsara, Inc. (a)	562,900	15,400,944
Workday, Inc. Class A (a)	42,700	10,440,150
		96,523,459
Systems Software - 3.1%
Microsoft Corp.	113,200	37,102,432
UiPath, Inc. Class A (a)(b)	1,640,100	25,929,981
		63,032,413
TOTAL SOFTWARE		159,555,872
TOTAL COMMON STOCKS (Cost $1,029,794,935)		2,007,310,182

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d) (Cost $87,231,040)	87,222,317	87,231,040

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $1,117,025,975)	2,094,541,222
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(77,873,279)
NET ASSETS - 100.0%	2,016,667,943

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	1,121,615	136,180,176	137,301,791	109,757	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	548,084,985	885,114,236	1,345,968,181	112,635	-	-	87,231,040	0.3%
Total	549,206,600	1,021,294,412	1,483,269,972	222,392	-	-	87,231,040

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,007,310,182	2,007,310,182	-	-

Money Market Funds	87,231,040	87,231,040	-	-
Total Investments in Securities:	2,094,541,222	2,094,541,222	-	-
Enterprise Technology Services Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $85,240,600) - See accompanying schedule:
Unaffiliated issuers (cost $1,029,794,935)	$2,007,310,182
Fidelity Central Funds (cost $87,231,040)	87,231,040

Total Investment in Securities (cost $1,117,025,975)		$2,094,541,222
Receivable for investments sold		34,181,307
Receivable for fund shares sold		129,952
Dividends receivable		1,045,183
Distributions receivable from Fidelity Central Funds		28,461
Prepaid expenses		7,718
Other receivables		23,548
Total assets		2,129,957,391
Liabilities
Payable to custodian bank	$71,523
Payable for investments purchased	23,174,949
Payable for fund shares redeemed	1,527,355
Accrued management fee	865,617
Other affiliated payables	336,043
Other payables and accrued expenses	99,011
Collateral on securities loaned	87,214,950
Total Liabilities		113,289,448
Net Assets		$2,016,667,943
Net Assets consist of:
Paid in capital		$967,817,942
Total accumulated earnings (loss)		1,048,850,001
Net Assets		$2,016,667,943
Net Asset Value, offering price and redemption price per share ($2,016,667,943 ÷ 33,696,450 shares)		$59.85

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$6,948,047
Income from Fidelity Central Funds (including $112,635 from security lending)		222,392
Total Income		7,170,439
Expenses
Management fee	$5,313,533
Transfer agent fees	1,763,600
Accounting fees	271,871
Custodian fees and expenses	19,341
Independent trustees' fees and expenses	7,995
Registration fees	11,459
Audit	19,484
Legal	4,496
Interest	14,316
Miscellaneous	56,614
Total expenses before reductions	7,482,709
Expense reductions	(63,461)
Total expenses after reductions		7,419,248
Net Investment income (loss)		(248,809)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	81,931,519
Total net realized gain (loss)		81,931,519
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	82,332,944
Assets and liabilities in foreign currencies	18
Total change in net unrealized appreciation (depreciation)		82,332,962
Net gain (loss)		164,264,481
Net increase (decrease) in net assets resulting from operations		$164,015,672
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(248,809)	$659,594
Net realized gain (loss)	81,931,519	1,424,399
Change in net unrealized appreciation (depreciation)	82,332,962	(348,839,323)
Net increase (decrease) in net assets resulting from operations	164,015,672	(346,755,330)
Distributions to shareholders	(148,388)	(302,562,844)

Share transactions
Proceeds from sales of shares	26,835,985	102,221,072
Reinvestment of distributions	138,310	284,601,905
Cost of shares redeemed	(260,641,530)	(524,875,862)

Net increase (decrease) in net assets resulting from share transactions	(233,667,235)	(138,052,885)
Total increase (decrease) in net assets	(69,799,951)	(787,371,059)

Net Assets
Beginning of period	2,086,467,894	2,873,838,953
End of period	$2,016,667,943	$2,086,467,894

Other Information
Shares
Sold	473,523	1,767,664
Issued in reinvestment of distributions	2,460	4,611,673
Redeemed	(4,603,190)	(9,454,797)
Net increase (decrease)	(4,127,207)	(3,075,460)

Financial Highlights
Enterprise Technology Services Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$55.16	$70.27	$93.94	$73.62	$64.96	$58.69
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.02	(.27)	(.09)	.03	.04
Net realized and unrealized gain (loss)	4.70	(7.56)	(10.44)	25.34	10.36	8.92
Total from investment operations	4.69	(7.54)	(10.71)	25.25	10.39	8.96
Distributions from net investment income	- D	(.01)	-	(.01)	(.03)	(.03)
Distributions from net realized gain	-	(7.55)	(12.96)	(4.93)	(1.70)	(2.66)
Total distributions	- D	(7.57) E	(12.96)	(4.93) E	(1.73)	(2.69)
Net asset value, end of period	$59.85	$55.16	$70.27	$93.94	$73.62	$64.96
Total Return F,G	8.51%	(11.88)%	(13.31)%	34.67%	15.99%	16.04%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J,K	.73%	.70%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.73% J,K	.73%	.70%	.72%	.73%	.74%
Expenses net of all reductions	.73% J,K	.73%	.70%	.72%	.73%	.74%
Net investment income (loss)	(.02)% J,K	.03%	(.29)%	(.11)%	.04%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$2,016,668	$2,086,468	$2,873,839	$4,135,311	$4,099,114	$2,867,321
Portfolio turnover rate L	35% K	43%	41%	31%	24%	26%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JProxy expenses are not annualized.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Semiconductors Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp.	24.8
NXP Semiconductors NV	8.4
ON Semiconductor Corp.	8.0
Marvell Technology, Inc.	7.1
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5.0
GlobalFoundries, Inc.	4.9
Broadcom, Inc.	4.6
Microchip Technology, Inc.	3.7
Lam Research Corp.	3.6
Teradyne, Inc.	3.5
73.6

Industries (% of Fund's net assets)

Semiconductors & Semiconductor Equipment	96.6
Electrical Equipment	0.2
Metals & Mining	0.1
Electronic Equipment, Instruments & Components	0.0
Software	0.0
Technology Hardware, Storage & Peripherals	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Semiconductors Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Array Technologies, Inc. (a)	563,300	14,009,271
Electronic Equipment, Instruments & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (a)(b)	1,097,800	1,034,786
Semiconductors & Semiconductor Equipment - 96.2%
Semiconductor Materials & Equipment - 13.8%
Applied Materials, Inc.	72,500	11,075,100
ASML Holding NV (depository receipt)	596,400	393,940,092
Enphase Energy, Inc. (a)	1,631,361	206,416,107
KLA Corp.	29,013	14,560,754
Lam Research Corp.	595,273	418,119,755
Nova Ltd. (a)(b)	1,109,328	143,036,752
Teradyne, Inc. (b)	3,692,022	398,258,413
		1,585,406,973
Semiconductors - 82.4%
Advanced Micro Devices, Inc. (a)	3,307,918	349,713,091
Allegro MicroSystems LLC (a)(b)	3,913,000	149,672,250
Alpha & Omega Semiconductor Ltd. (a)	513,296	16,194,489
Ambarella, Inc. (a)	312,589	19,427,406
Analog Devices, Inc.	63,338	11,513,582
Broadcom, Inc.	567,727	523,949,571
Cirrus Logic, Inc. (a)	518,279	42,519,609
GlobalFoundries, Inc. (a)(b)	10,263,797	567,074,784
Impinj, Inc. (a)(b)(c)	1,881,096	125,224,561
Lattice Semiconductor Corp. (a)	2,137,957	207,937,698
MACOM Technology Solutions Holdings, Inc. (a)	2,078,063	175,721,007
Marvell Technology, Inc.	13,916,173	810,617,077
Microchip Technology, Inc.	5,166,661	422,839,536
Micron Technology, Inc.	4,508,900	315,352,466
Monolithic Power Systems, Inc.	502,561	261,939,819
NVIDIA Corp.	5,779,268	2,852,357,721
NXP Semiconductors NV	4,674,214	961,579,304
ON Semiconductor Corp. (a)	9,327,088	918,345,084
Skyworks Solutions, Inc.	1,495,686	162,640,896
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,079,300	568,840,101
		9,463,460,052
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		11,048,867,025
TOTAL COMMON STOCKS (Cost $6,502,040,987)		11,063,911,082

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Components - 0.0%
Menlo Micro, Inc. Series C (a)(d)(e)	739,500	732,105
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(d)(e)	189,999	6,315,567
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Materials & Equipment - 0.1%
Astera Labs, Inc.:
Series A (a)(d)(e)	269,049	2,550,585
Series B (a)(d)(e)	45,810	434,279
Series C (a)(d)(e)	185,800	1,761,384
Series D (a)(d)(e)	1,092,759	10,359,355
		15,105,603
Semiconductors - 0.2%
Alif Semiconductor Series C (a)(d)(e)	444,283	8,659,076
GaN Systems, Inc.:
Series F1 (a)(d)(e)	496,628	5,497,672
Series F2 (a)(d)(e)	262,241	2,903,008
Retym, Inc. Series C (d)(e)	458,946	3,556,832
SiMa.ai:
Series B (a)(d)(e)	309,900	1,912,083
Series B1 (a)(d)(e)	163,147	1,174,658
		23,703,329
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		38,808,932
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (a)(d)(e)	8,800	489,104
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (d)(e)	271,273	4,454,303
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $47,237,832)		50,800,011

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
GaN Systems, Inc. 0% (d)(e)(g)	11,640,267	14,325,677
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (d)(e)(g)	490,000	458,150
TOTAL PREFERRED SECURITIES (Cost $12,130,267)		14,783,827

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (h)	123,998,544	124,023,344
Fidelity Securities Lending Cash Central Fund 5.44% (h)(i)	287,467,793	287,496,540
TOTAL MONEY MARKET FUNDS (Cost $411,519,884)		411,519,884

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $6,972,928,970)	11,541,014,804
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(57,746,728)
NET ASSETS - 100.0%	11,483,268,076

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,583,838 or 0.6% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Alif Semiconductor Series C	3/08/22	9,018,296

Astera Labs, Inc. Series A	5/17/22	2,736,094

Astera Labs, Inc. Series B	5/17/22	465,865

Astera Labs, Inc. Series C	8/24/21	624,622

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	11,112,812

Diamond Foundry, Inc. Series C	3/15/21	4,559,976

GaN Systems, Inc. Series F1	11/30/21	4,211,405

GaN Systems, Inc. Series F2	11/30/21	2,223,804

GaN Systems, Inc. 0%	11/30/21	11,640,267

Lightmatter, Inc. Series C	5/19/23	4,464,286

Menlo Micro, Inc. Series C	2/09/22	980,207

Retym, Inc. Series C	5/17/23 - 6/20/23	3,571,426

SiMa.ai Series B	5/10/21	1,588,981

SiMa.ai Series B1	4/25/22 - 10/17/22	1,156,859

Tenstorrent, Inc. Series C1	4/23/21	523,198

Tenstorrent, Inc. 0%	4/23/21	490,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	91,823,488	1,773,485,801	1,741,285,945	5,200,236	-	-	124,023,344	0.3%
Fidelity Securities Lending Cash Central Fund 5.44%	119,203,612	1,442,422,437	1,274,129,509	1,532,089	-	-	287,496,540	1.0%
Total	211,027,100	3,215,908,238	3,015,415,454	6,732,325	-	-	411,519,884

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Impinj, Inc.	8,895,752	176,513,603	-	-	-	(60,184,794)	125,224,561
Total	8,895,752	176,513,603	-	-	-	(60,184,794)	125,224,561

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	11,063,911,082	11,063,911,082	-	-

Convertible Preferred Stocks	50,800,011	-	-	50,800,011

Preferred Securities	14,783,827	-	-	14,783,827

Money Market Funds	411,519,884	411,519,884	-	-
Total Investments in Securities:	11,541,014,804	11,475,430,966	-	65,583,838
Semiconductors Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $282,703,959) - See accompanying schedule:
Unaffiliated issuers (cost $6,376,458,537)	$11,004,270,359
Fidelity Central Funds (cost $411,519,884)	411,519,884
Other affiliated issuers (cost $184,950,549)	125,224,561

Total Investment in Securities (cost $6,972,928,970)		$11,541,014,804
Receivable for investments sold		362,306,411
Receivable for fund shares sold		17,897,390
Dividends receivable		3,603,239
Distributions receivable from Fidelity Central Funds		1,243,571
Prepaid expenses		24,717
Other receivables		238,508
Total assets		11,926,328,640
Liabilities
Payable for investments purchased	$140,316,770
Payable for fund shares redeemed	8,793,427
Accrued management fee	4,832,432
Other affiliated payables	1,373,563
Other payables and accrued expenses	247,832
Collateral on securities loaned	287,496,540
Total Liabilities		443,060,564
Net Assets		$11,483,268,076
Net Assets consist of:
Paid in capital		$6,032,033,592
Total accumulated earnings (loss)		5,451,234,484
Net Assets		$11,483,268,076
Net Asset Value, offering price and redemption price per share ($11,483,268,076 ÷ 466,185,725 shares)		$24.63

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$30,001,226
Income from Fidelity Central Funds (including $1,532,089 from security lending)		6,732,325
Total Income		36,733,551
Expenses
Management fee	$25,206,760
Transfer agent fees	6,784,465
Accounting fees	574,016
Custodian fees and expenses	22,820
Independent trustees' fees and expenses	30,132
Registration fees	212,127
Audit	19,910
Legal	2,727
Interest	3,636
Miscellaneous	23,296
Total expenses before reductions	32,879,889
Expense reductions	(290,242)
Total expenses after reductions		32,589,647
Net Investment income (loss)		4,143,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	933,148,962
Foreign currency transactions	(181)
Total net realized gain (loss)		933,148,781
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,772,667,157
Affiliated issuers	(60,184,794)
Assets and liabilities in foreign currencies	145
Total change in net unrealized appreciation (depreciation)		1,712,482,508
Net gain (loss)		2,645,631,289
Net increase (decrease) in net assets resulting from operations		$2,649,775,193
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,143,904	$11,921,903
Net realized gain (loss)	933,148,781	102,226,545
Change in net unrealized appreciation (depreciation)	1,712,482,508	(478,501,687)
Net increase (decrease) in net assets resulting from operations	2,649,775,193	(364,353,239)
Distributions to shareholders	(19,318,442)	(401,716,905)

Share transactions
Proceeds from sales of shares	1,980,513,356	1,289,524,725
Reinvestment of distributions	17,971,554	378,004,092
Cost of shares redeemed	(910,126,133)	(1,563,929,144)

Net increase (decrease) in net assets resulting from share transactions	1,088,358,777	103,599,673
Total increase (decrease) in net assets	3,718,815,528	(662,470,471)

Net Assets
Beginning of period	7,764,452,548	8,426,923,019
End of period	$11,483,268,076	$7,764,452,548

Other Information
Shares
Sold	88,973,461	74,773,935
Issued in reinvestment of distributions	938,463	22,013,643
Redeemed	(41,877,267)	(95,214,839)
Net increase (decrease)	48,034,657	1,572,739

Financial Highlights
Semiconductors Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$18.57	$20.23	$17.59	$11.47	$9.41	$11.77
Income from Investment Operations
Net investment income (loss) C,D	.01	.03	.01	.07	.09	.10
Net realized and unrealized gain (loss)	6.10	(.71)	4.30	7.37	2.39	(.35)
Total from investment operations	6.11	(.68)	4.31	7.44	2.48	(.25)
Distributions from net investment income	-	(.03)	(.01)	(.08)	(.10)	(.06)
Distributions from net realized gain	(.05)	(.95)	(1.66)	(1.24)	(.33)	(2.05)
Total distributions	(.05)	(.98)	(1.67)	(1.32)	(.42) E	(2.11)
Net asset value, end of period	$24.63	$18.57	$20.23	$17.59	$11.47	$9.41
Total Return F,G	32.94%	(2.91)%	24.57%	70.47%	26.01%	.19%
Ratios to Average Net Assets D,H,I
Expenses before reductions	.68% J	.69%	.68%	.70%	.72%	.73%
Expenses net of fee waivers, if any	.68% J	.69%	.67%	.70%	.72%	.73%
Expenses net of all reductions	.68% J	.69%	.67%	.69%	.71%	.72%
Net investment income (loss)	.09% J	.17%	.03%	.53%	.85%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$11,483,268	$7,764,453	$8,426,923	$5,717,786	$3,778,557	$3,052,506
Portfolio turnover rate K	50% J	35%	33%	87%	114%	130%

AFor the year ended February 29.

BPer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Software and IT Services Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	23.4
Adobe, Inc.	7.6
Salesforce, Inc.	6.1
Alphabet, Inc. Class A	3.0
Intuit, Inc.	3.0
Oracle Corp.	2.7
Workday, Inc. Class A	2.6
Autodesk, Inc.	2.5
Palo Alto Networks, Inc.	2.5
Cognizant Technology Solutions Corp. Class A	2.1
55.5

Industries (% of Fund's net assets)

Software	67.1
IT Services	17.5
Financial Services	5.8
Interactive Media & Services	4.1
Entertainment	1.4
Professional Services	0.9
Health Care Technology	0.2
Ground Transportation	0.2
Media	0.1

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Software and IT Services Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
Entertainment - 1.4%
Interactive Home Entertainment - 1.4%
Activision Blizzard, Inc.	814,900	74,962,651
Electronic Arts, Inc.	655,500	78,646,890
		153,609,541
Financial Services - 5.8%
Transaction & Payment Processing Services - 5.8%
Adyen BV (a)(b)	52,400	43,755,122
Block, Inc. Class A (a)	1,686,600	97,232,490
Fidelity National Information Services, Inc.	547,700	30,594,522
Fiserv, Inc. (a)	263,900	32,034,821
FleetCor Technologies, Inc. (a)	125,200	34,020,596
MasterCard, Inc. Class A	318,100	131,260,784
PayPal Holdings, Inc. (a)	605,300	37,837,303
Toast, Inc. (a)	2,690,900	59,657,253
Visa, Inc. Class A	543,920	133,630,266
WEX, Inc. (a)	80,600	15,812,108
		615,835,265
Ground Transportation - 0.2%
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (a)	373,200	17,626,236
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Doximity, Inc. (a)	768,740	18,326,762
Interactive Media & Services - 4.1%
Interactive Media & Services - 4.1%
Alphabet, Inc. Class A (a)	2,376,300	323,580,771
Meta Platforms, Inc. Class A (a)	234,000	69,238,260
Zoominfo Technologies, Inc. (a)	2,495,500	44,968,910
		437,787,941
IT Services - 17.5%
Internet Services & Infrastructure - 8.8%
Akamai Technologies, Inc. (a)	1,026,200	107,843,358
Cloudflare, Inc. (a)	720,349	46,844,295
GoDaddy, Inc. (a)	1,449,500	105,103,245
MongoDB, Inc. Class A (a)	517,200	197,208,360
Okta, Inc. (a)	1,535,291	128,212,151
Snowflake, Inc. (a)	1,255,900	196,987,915
Twilio, Inc. Class A (a)	2,125,529	135,417,453
Wix.com Ltd. (a)	258,300	25,512,291
		943,129,068
IT Consulting & Other Services - 8.7%
Accenture PLC Class A	661,300	214,109,101
Capgemini SA	691,100	128,973,965
Cognizant Technology Solutions Corp. Class A	3,073,300	220,079,013
DXC Technology Co. (a)	658,600	13,659,364
EPAM Systems, Inc. (a)	551,325	142,787,662
Gartner, Inc. (a)	148,800	52,032,384
IBM Corp.	1,028,300	150,985,289
		922,626,778
TOTAL IT SERVICES		1,865,755,846
Media - 0.1%
Publishing - 0.1%
The New York Times Co. Class A	236,500	10,469,855
Professional Services - 0.9%
Data Processing & Outsourced Services - 0.4%
ExlService Holdings, Inc. (a)	1,243,664	36,352,299
Human Resource & Employment Services - 0.5%
Ceridian HCM Holding, Inc. (a)	762,542	55,299,546
TOTAL PROFESSIONAL SERVICES		91,651,845
Software - 67.1%
Application Software - 35.3%
Adobe, Inc. (a)	1,454,100	813,336,294
Alteryx, Inc. Class A (a)	289,700	8,551,944
Amplitude, Inc. (a)	2,755,675	32,186,284
Aspen Technology, Inc. (a)	157,662	30,586,428
Atlassian Corp. PLC (a)	1,026,650	209,498,199
Autodesk, Inc. (a)	1,199,600	266,239,224
Bill Holdings, Inc. (a)	332,500	38,337,250
Blackbaud, Inc. (a)	623,800	47,477,418
BlackLine, Inc. (a)	1,542,542	92,645,073
Confluent, Inc. (a)	1,186,685	39,267,407
Constellation Software, Inc.	25,200	51,762,575
Constellation Software, Inc.:
warrants 8/22/28 (a)(c)	25,200	2
rights (a)	25,200	13,988
Datadog, Inc. Class A (a)	1,319,532	127,308,447
DocuSign, Inc. (a)	129,800	6,528,940
Elastic NV (a)	1,830,259	113,256,427
Everbridge, Inc. (a)	1,496,100	37,118,241
Five9, Inc. (a)	1,285,552	93,035,398
HubSpot, Inc. (a)	311,800	170,404,936
Intuit, Inc.	586,758	317,911,352
New Relic, Inc. (a)	342,000	29,107,620
PTC, Inc. (a)	867,000	127,596,390
RingCentral, Inc. (a)	1,766,677	54,643,320
Salesforce, Inc. (a)	2,928,184	648,475,629
SAP SE	24,200	3,376,007
Workday, Inc. Class A (a)	1,128,000	275,796,000
Workiva, Inc. (a)	728,676	81,502,411
Zoom Video Communications, Inc. Class A (a)	515,245	36,597,852
		3,752,561,056
Systems Software - 31.8%
Crowdstrike Holdings, Inc. (a)	558,386	91,033,670
Gen Digital, Inc.	6,352,418	128,636,465
Microsoft Corp.	7,606,102	2,492,975,987
Oracle Corp.	2,364,027	284,605,211
Palo Alto Networks, Inc. (a)	1,075,800	261,742,140
Tenable Holdings, Inc. (a)	2,737,680	124,208,542
		3,383,202,015
TOTAL SOFTWARE		7,135,763,071
TOTAL COMMON STOCKS (Cost $5,264,895,948)		10,346,826,362

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d) (Cost $290,995,904)	290,937,716	290,995,904

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,555,891,852)	10,637,822,266
NET OTHER ASSETS (LIABILITIES) - 0.0%	(617,417)
NET ASSETS - 100.0%	10,637,204,849

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,755,122 or 0.4% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	182,356,223	863,542,879	754,903,198	8,479,172	-	-	290,995,904	0.7%
Fidelity Securities Lending Cash Central Fund 5.44%	102,925	11,167,483	11,270,408	77	-	-	-	0.0%
Total	182,459,148	874,710,362	766,173,606	8,479,249	-	-	290,995,904

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	10,346,826,362	10,170,721,266	176,105,094	2

Money Market Funds	290,995,904	290,995,904	-	-
Total Investments in Securities:	10,637,822,266	10,461,717,170	176,105,094	2
Software and IT Services Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,264,895,948)	$10,346,826,362
Fidelity Central Funds (cost $290,995,904)	290,995,904

Total Investment in Securities (cost $5,555,891,852)		$10,637,822,266
Receivable for investments sold		23,423,759
Receivable for fund shares sold		3,093,947
Dividends receivable		8,326,011
Distributions receivable from Fidelity Central Funds		1,614,435
Prepaid expenses		27,844
Other receivables		507,122
Total assets		10,674,815,384
Liabilities
Payable for investments purchased	$26,524,362
Payable for fund shares redeemed	4,845,431
Accrued management fee	4,490,685
Other affiliated payables	1,340,900
Other payables and accrued expenses	409,157
Total Liabilities		37,610,535
Net Assets		$10,637,204,849
Net Assets consist of:
Paid in capital		$4,831,385,241
Total accumulated earnings (loss)		5,805,819,608
Net Assets		$10,637,204,849
Net Asset Value, offering price and redemption price per share ($10,637,204,849 ÷ 404,496,873 shares)		$26.30

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$29,423,413
Income from Fidelity Central Funds (including $77 from security lending)		8,479,249
Total Income		37,902,662
Expenses
Management fee	$25,600,801
Transfer agent fees	7,144,926
Accounting fees	577,080
Custodian fees and expenses	30,084
Independent trustees' fees and expenses	34,848
Registration fees	54,929
Audit	18,709
Legal	3,419
Miscellaneous	29,483
Total expenses before reductions	33,494,279
Expense reductions	(308,535)
Total expenses after reductions		33,185,744
Net Investment income (loss)		4,716,918
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	722,186,965
Foreign currency transactions	(10,462)
Total net realized gain (loss)		722,176,503
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,436,267,615
Assets and liabilities in foreign currencies	(612)
Total change in net unrealized appreciation (depreciation)		1,436,267,003
Net gain (loss)		2,158,443,506
Net increase (decrease) in net assets resulting from operations		$2,163,160,424
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,716,918	$(1,210,231)
Net realized gain (loss)	722,176,503	381,731,719
Change in net unrealized appreciation (depreciation)	1,436,267,003	(1,924,482,707)
Net increase (decrease) in net assets resulting from operations	2,163,160,424	(1,543,961,219)
Distributions to shareholders	(9,414,880)	(738,727,367)

Share transactions
Proceeds from sales of shares	402,901,184	474,830,990
Reinvestment of distributions	8,761,664	691,638,248
Cost of shares redeemed	(603,242,885)	(1,477,032,652)

Net increase (decrease) in net assets resulting from share transactions	(191,580,037)	(310,563,414)
Total increase (decrease) in net assets	1,962,165,507	(2,593,252,000)

Net Assets
Beginning of period	8,675,039,342	11,268,291,342
End of period	$10,637,204,849	$8,675,039,342

Other Information
Shares
Sold	16,556,852	21,172,412
Issued in reinvestment of distributions	386,476	30,858,073
Redeemed	(25,246,866)	(67,265,870)
Net increase (decrease)	(8,303,538)	(15,235,385)

Financial Highlights
Software and IT Services Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$21.02	$26.33	$27.31	$19.90	$18.71	$17.89
Income from Investment Operations
Net investment income (loss) C,D	.01	- E	(.05)	(.03)	.19 F	.02
Net realized and unrealized gain (loss)	5.29	(3.53)	1.03	8.82	3.52	1.81
Total from investment operations	5.30	(3.53)	.98	8.79	3.71	1.83
Distributions from net investment income	-	-	-	(.15)	(.05)	(.01)
Distributions from net realized gain	(.02)	(1.78)	(1.96)	(1.23)	(2.47)	(1.00)
Total distributions	(.02)	(1.78)	(1.96)	(1.38)	(2.52)	(1.01)
Net asset value, end of period	$26.30	$21.02	$26.33	$27.31	$19.90	$18.71
Total Return G,H	25.25%	(13.67)%	2.98%	45.80%	21.33%	10.90%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.69% K	.69%	.67%	.70%	.70%	.72%
Expenses net of fee waivers, if any	.68% K	.69%	.67%	.70%	.70%	.72%
Expenses net of all reductions	.68% K	.69%	.67%	.69%	.70%	.71%
Net investment income (loss)	.10% K	(.01)%	(.17)%	(.11)%	.98% F	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$10,637,205	$8,675,039	$11,268,291	$11,894,544	$8,031,911	$6,540,896
Portfolio turnover rate L	36% K	4%	10%	22%	23%	48%

AFor the year ended February 29.

BPer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

EAmount represents less than $.005 per share.

FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Tech Hardware Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Cisco Systems, Inc.	12.4
Samsung Electronics Co. Ltd.	11.6
Sony Group Corp.	10.0
Apple, Inc.	9.0
Arista Networks, Inc.	6.0
Palo Alto Networks, Inc.	5.0
Motorola Solutions, Inc.	4.9
FUJIFILM Holdings Corp.	4.6
Dell Technologies, Inc.	3.9
CDW Corp.	3.2
70.6

Industries (% of Fund's net assets)

Technology Hardware, Storage & Peripherals	36.5
Communications Equipment	26.0
Electronic Equipment, Instruments & Components	10.2
Household Durables	10.0
Software	8.0
Semiconductors & Semiconductor Equipment	4.3
Entertainment	2.0
Electrical Equipment	1.1
Interactive Media & Services	0.7

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Tech Hardware Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
Communications Equipment - 26.0%
Communications Equipment - 26.0%
Arista Networks, Inc. (a)	255,909	49,961,114
Ciena Corp. (a)	207,455	10,368,601
Cisco Systems, Inc.	1,807,567	103,663,966
Extreme Networks, Inc. (a)	307,698	8,446,310
Infinera Corp. (a)(b)	814,923	3,813,840
Motorola Solutions, Inc.	143,636	40,730,861
		216,984,692
Electrical Equipment - 1.1%
Electrical Components & Equipment - 1.1%
Vertiv Holdings Co.	241,493	9,512,409
Electronic Equipment, Instruments & Components - 10.2%
Electronic Equipment & Instruments - 2.1%
Keysight Technologies, Inc. (a)	129,984	17,326,867
Electronic Manufacturing Services - 1.3%
Jabil, Inc.	95,483	10,925,165
Technology Distributors - 6.8%
CDW Corp.	127,036	26,823,651
Insight Enterprises, Inc. (a)	115,159	18,435,804
TD SYNNEX Corp.	115,116	11,713,053
		56,972,508
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		85,224,540
Entertainment - 2.0%
Interactive Home Entertainment - 2.0%
Nintendo Co. Ltd.	382,819	16,414,088
Household Durables - 10.0%
Consumer Electronics - 10.0%
Sony Group Corp.	997,859	83,014,396
Interactive Media & Services - 0.7%
Interactive Media & Services - 0.7%
Meta Platforms, Inc. Class A (a)	20,107	5,949,460
Semiconductors & Semiconductor Equipment - 4.3%
Semiconductors - 4.3%
MACOM Technology Solutions Holdings, Inc. (a)	67,723	5,726,657
Marvell Technology, Inc.	80,938	4,714,639
NVIDIA Corp.	9,778	4,825,932
Taiwan Semiconductor Manufacturing Co. Ltd.	1,191,814	20,468,285
		35,735,513
Software - 8.0%
Systems Software - 8.0%
Fortinet, Inc. (a)	246,415	14,836,647
Microsoft Corp.	31,556	10,342,795
Palo Alto Networks, Inc. (a)	170,194	41,408,200
		66,587,642
Technology Hardware, Storage & Peripherals - 36.5%
Technology Hardware, Storage & Peripherals - 36.5%
Apple, Inc.	399,575	75,068,155
Dell Technologies, Inc.	583,365	32,808,448
FUJIFILM Holdings Corp.	651,085	38,547,347
HP, Inc.	280,382	8,330,149
Pure Storage, Inc. Class A (a)	598,829	21,911,153
Samsung Electronics Co. Ltd.	1,914,280	96,659,282
Seagate Technology Holdings PLC	258,729	18,315,426
Super Micro Computer, Inc. (a)	10,335	2,842,952
Xiaomi Corp. Class B (a)(c)	6,250,577	9,851,273
		304,334,185
TOTAL COMMON STOCKS (Cost $579,570,264)		823,756,925

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d)	1,888,263	1,888,641
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	3,666,683	3,667,050
TOTAL MONEY MARKET FUNDS (Cost $5,555,691)		5,555,691

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $585,125,955)	829,312,616
NET OTHER ASSETS (LIABILITIES) - 0.6%	4,663,049
NET ASSETS - 100.0%	833,975,665

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,851,273 or 1.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	1,157,038	60,698,335	59,966,732	78,428	-	-	1,888,641	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	7,106,258	106,834,924	110,274,132	4,896	-	-	3,667,050	0.0%
Total	8,263,296	167,533,259	170,240,864	83,324	-	-	5,555,691

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	823,756,925	703,860,156	119,896,769	-

Money Market Funds	5,555,691	5,555,691	-	-
Total Investments in Securities:	829,312,616	709,415,847	119,896,769	-
Tech Hardware Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,813,732) - See accompanying schedule:
Unaffiliated issuers (cost $579,570,264)	$823,756,925
Fidelity Central Funds (cost $5,555,691)	5,555,691

Total Investment in Securities (cost $585,125,955)		$829,312,616
Receivable for investments sold		8,286,455
Receivable for fund shares sold		108,025
Dividends receivable		492,636
Distributions receivable from Fidelity Central Funds		6,784
Prepaid expenses		2,423
Other receivables		180,052
Total assets		838,388,991
Liabilities
Payable to custodian bank	$7
Payable for fund shares redeemed	166,766
Accrued management fee	355,823
Other affiliated payables	129,581
Other payables and accrued expenses	94,099
Collateral on securities loaned	3,667,050
Total Liabilities		4,413,326
Net Assets		$833,975,665
Net Assets consist of:
Paid in capital		$605,505,326
Total accumulated earnings (loss)		228,470,339
Net Assets		$833,975,665
Net Asset Value, offering price and redemption price per share ($833,975,665 ÷ 9,546,812 shares)		$87.36

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$5,494,540
Income from Fidelity Central Funds (including $4,896 from security lending)		83,324
Total Income		5,577,864
Expenses
Management fee	$2,070,313
Transfer agent fees	625,481
Accounting fees	123,330
Custodian fees and expenses	26,575
Independent trustees' fees and expenses	2,825
Registration fees	29,578
Audit	18,863
Legal	3,004
Miscellaneous	2,510
Total expenses before reductions	2,902,479
Expense reductions	(24,368)
Total expenses after reductions		2,878,111
Net Investment income (loss)		2,699,753
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,728,250
Foreign currency transactions	(138,147)
Total net realized gain (loss)		17,590,103
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	83,148,654
Assets and liabilities in foreign currencies	22,693
Total change in net unrealized appreciation (depreciation)		83,171,347
Net gain (loss)		100,761,450
Net increase (decrease) in net assets resulting from operations		$103,461,203
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,699,753	$5,532,964
Net realized gain (loss)	17,590,103	(33,604,003)
Change in net unrealized appreciation (depreciation)	83,171,347	(97,845,367)
Net increase (decrease) in net assets resulting from operations	103,461,203	(125,916,406)
Distributions to shareholders	(57,420)	(113,303,240)

Share transactions
Proceeds from sales of shares	57,805,074	40,943,701
Reinvestment of distributions	53,583	107,418,146
Cost of shares redeemed	(44,242,332)	(105,835,572)

Net increase (decrease) in net assets resulting from share transactions	13,616,325	42,526,275
Total increase (decrease) in net assets	117,020,108	(196,693,371)

Net Assets
Beginning of period	716,955,557	913,648,928
End of period	$833,975,665	$716,955,557

Other Information
Shares
Sold	693,779	520,712
Issued in reinvestment of distributions	657	1,242,912
Redeemed	(530,377)	(1,384,081)
Net increase (decrease)	164,059	379,543

Financial Highlights
Tech Hardware Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$76.41	$101.48	$114.74	$78.64	$75.84	$92.81
Income from Investment Operations
Net investment income (loss) B,C	.28	.57	.42	.93 D	1.51 E	.81
Net realized and unrealized gain (loss)	10.68	(13.00)	5.73	44.83	11.48	(1.67)
Total from investment operations	10.96	(12.43)	6.15	45.76	12.99	(.86)
Distributions from net investment income	(.01)	(.51)	(.73) F	(1.61)	(.77)	(.88) F
Distributions from net realized gain	-	(12.13)	(18.68) F	(8.05)	(9.42)	(15.23) F
Total distributions	(.01)	(12.64)	(19.41)	(9.66)	(10.19)	(16.11)
Net asset value, end of period	$87.36	$76.41	$101.48	$114.74	$78.64	$75.84
Total Return G,H	14.34%	(13.62)%	4.72%	62.60%	17.80%	.54%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.73% K	.73%	.72% L	.74%	.76%	.77%
Expenses net of fee waivers, if any	.73% K	.73%	.72% L	.74%	.76%	.77%
Expenses net of all reductions	.73% K	.73%	.72% L	.73%	.75%	.77%
Net investment income (loss)	.68% K	.74%	.38% L	1.04% D	1.95% E	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$833,976	$716,956	$913,649	$770,776	$533,793	$491,780
Portfolio turnover rate M	37% K	30%	99% N	78%	116%	81%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.44 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.78 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .94%.

FThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LProxy expenses are not annualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NThe portfolio turnover rate does not include the assets acquired in the merger.

Technology Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	17.3
Apple, Inc.	17.0
NVIDIA Corp.	13.4
Marvell Technology, Inc.	4.4
NXP Semiconductors NV	4.2
ON Semiconductor Corp.	4.0
Cisco Systems, Inc.	3.7
Salesforce, Inc.	3.2
ServiceNow, Inc.	3.1
Okta, Inc.	2.6
72.9

Industries (% of Fund's net assets)

Semiconductors & Semiconductor Equipment	32.2
Software	30.9
Technology Hardware, Storage & Peripherals	17.5
Communications Equipment	3.8
IT Services	3.8
Financial Services	3.3
Ground Transportation	2.0
Hotels, Restaurants & Leisure	1.0
Interactive Media & Services	0.9
Professional Services	0.9
Entertainment	0.7
Electronic Equipment, Instruments & Components	0.1
Chemicals	0.1
Construction & Engineering	0.1
Aerospace & Defense	0.1
Air Freight & Logistics	0.0
Electrical Equipment	0.0
Pharmaceuticals	0.0
Food Products	0.0
Specialty Retail	0.0
Life Sciences Tools & Services	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Technology Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.2%
	Shares	Value ($)
Air Freight & Logistics - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	579,000	3,062,674
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	24,257	10,673,765
Communications Equipment - 3.7%
Communications Equipment - 3.7%
Cisco Systems, Inc.	7,720,673	442,780,597
Electrical Equipment - 0.0%
Electrical Components & Equipment - 0.0%
ESS Tech, Inc. Class A (a)	787,286	1,125,819
Electronic Equipment, Instruments & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	84,900	11,317,170
Entertainment - 0.7%
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	198,930	86,271,962
Financial Services - 3.2%
Transaction & Payment Processing Services - 3.2%
MasterCard, Inc. Class A	703,380	290,242,723
Visa, Inc. Class A	355,787	87,409,750
		377,652,473
Food Products - 0.0%
Agricultural Products & Services - 0.0%
Local Bounti Corp. (a)	118,993	371,258
Ground Transportation - 2.0%
Passenger Ground Transportation - 2.0%
Lyft, Inc. (a)	1,718,528	20,244,260
Uber Technologies, Inc. (a)	4,548,838	214,841,619
		235,085,879
Hotels, Restaurants & Leisure - 1.0%
Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. Class A (a)	840,309	110,542,649
Restaurants - 0.1%
Deliveroo PLC Class A (a)(b)	6,252,898	8,958,845
TOTAL HOTELS, RESTAURANTS & LEISURE		119,501,494
Interactive Media & Services - 0.7%
Interactive Media & Services - 0.7%
Epic Games, Inc. (a)(c)(d)	17,917	11,157,991
Snap, Inc. Class A (a)	6,392,110	66,158,339
		77,316,330
IT Services - 3.8%
Internet Services & Infrastructure - 3.7%
MongoDB, Inc. Class A (a)	159,014	60,632,038
Okta, Inc. (a)	3,658,635	305,532,609
Shopify, Inc. Class A (a)	1,122,600	74,641,674
		440,806,321
IT Consulting & Other Services - 0.1%
Thoughtworks Holding, Inc. (a)(e)	1,329,904	6,609,623
TOTAL IT SERVICES		447,415,944
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(d)	1,015,442	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(d)	1,015,442	528,873
Professional Services - 0.8%
Human Resource & Employment Services - 0.8%
Paycom Software, Inc.	312,800	92,225,952
Semiconductors & Semiconductor Equipment - 32.0%
Semiconductor Materials & Equipment - 2.0%
ASML Holding NV (Netherlands)	125,950	82,815,672
Teradyne, Inc.	1,404,428	151,495,648
		234,311,320
Semiconductors - 30.0%
GlobalFoundries, Inc. (a)	5,179,805	286,184,226
Marvell Technology, Inc.	8,837,674	514,794,511
Microchip Technology, Inc.	166,118	13,595,097
NVIDIA Corp.	3,192,057	1,575,439,732
NXP Semiconductors NV	2,395,646	492,832,295
ON Semiconductor Corp. (a)	4,831,047	475,664,888
Renesas Electronics Corp. (a)	1	17
Taiwan Semiconductor Manufacturing Co. Ltd.	10,628,488	182,534,289
		3,541,045,055
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,775,356,375
Software - 30.6%
Application Software - 9.5%
Algolia, Inc. (a)(c)(d)	153,503	2,218,118
Bill Holdings, Inc. (a)(e)	1,090,800	125,769,240
CCC Intelligent Solutions Holdings, Inc. (a)(c)	102,045	1,091,882
Convoy, Inc. warrants (a)(c)(d)	13,357	34,995
Dynatrace, Inc. (a)	1,424,100	68,641,620
HashiCorp, Inc. (a)(e)	2,569,494	74,926,445
HubSpot, Inc. (a)(e)	202,976	110,930,444
Intuit, Inc.	66,613	36,091,590
Manhattan Associates, Inc. (a)	320,357	64,910,735
Nutanix, Inc. Class B (a)(b)	72,872	2,266,319
Otonomo Technologies Ltd. (a)	69,867	274,577
Salesforce, Inc. (a)	1,685,152	373,193,762
Splunk, Inc. (a)	2,101,300	254,803,638
Stripe, Inc. Class B (a)(c)(d)	38,600	716,416
Zoom Video Communications, Inc. Class A (a)	50,928	3,617,416
		1,119,487,197
Systems Software - 21.1%
Microsoft Corp.	6,240,886	2,045,512,795
Palo Alto Networks, Inc. (a)	342,900	83,427,570
ServiceNow, Inc. (a)	611,631	360,146,682
		2,489,087,047
TOTAL SOFTWARE		3,608,574,244
Specialty Retail - 0.0%
Automotive Retail - 0.0%
Cazoo Group Ltd. (a)(c)	7,205	8,142
Technology Hardware, Storage & Peripherals - 17.5%
Technology Hardware, Storage & Peripherals - 17.5%
Apple, Inc.	10,682,350	2,006,893,095
Seagate Technology Holdings PLC	447,960	31,711,088
Super Micro Computer, Inc. (a)	85,800	23,601,864
		2,062,206,047
TOTAL COMMON STOCKS (Cost $6,624,139,203)		11,351,474,998

Preferred Stocks - 1.1%
	Shares	Value ($)
Convertible Preferred Stocks - 1.0%
Aerospace & Defense - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems:
Series B(a)(c)(d)	98,000	2,691,080
Series B2(a)(c)(d)	74,989	2,008,955
		4,700,035
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (a)(c)(d)	605,440	10,940,301

Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (a)(c)(d)	72,591	8,223,834

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(c)(d)	1,300	337,155

Interactive Media & Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	70,707	15,986,146
Reddit, Inc.:
Series D(a)(c)(d)	250,861	8,968,281
Series E(a)(c)(d)	14,400	514,800
		25,469,227
Semiconductors & Semiconductor Equipment - 0.2%
Semiconductor Materials & Equipment - 0.2%
Astera Labs, Inc.:
Series A(a)(c)(d)	351,532	3,332,523
Series B(a)(c)(d)	59,853	567,406
Series C(a)(c)(d)	344,200	3,263,016
Series D(a)(c)(d)	1,443,456	13,683,963
		20,846,908
Semiconductors - 0.0%
GaN Systems, Inc.:
Series F1(a)(c)(d)	133,634	1,479,328
Series F2(a)(c)(d)	70,564	781,143
Retym, Inc. Series C (c)(d)	324,475	2,514,681
Xsight Labs Ltd. Series D (a)(c)(d)	281,500	1,618,625
		6,393,777
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		27,240,685

Software - 0.3%
Application Software - 0.3%
Algolia, Inc. Series D (a)(c)(d)	109,867	1,587,578
Bolt Technology OU Series E (a)(c)(d)	40,842	5,272,813
Convoy, Inc. Series D (a)(c)(d)	203,844	1,184,334
Databricks, Inc.:
Series G(a)(c)(d)	45,012	3,308,382
Series H(a)(c)(d)	174,018	12,790,323
Skyryse, Inc. Series B (a)(c)(d)	121,800	2,811,144
Stripe, Inc.:
Series H(a)(c)(d)	17,100	317,376
Series I(c)(d)	487,275	9,043,824
		36,315,774
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (c)(d)	191,790	3,149,192

TOTAL CONVERTIBLE PREFERRED STOCKS		116,376,203
Nonconvertible Preferred Stocks - 0.1%
IT Services - 0.0%
Internet Services & Infrastructure - 0.0%
Gupshup, Inc. (a)(c)(d)	257,284	3,216,050

Professional Services - 0.1%
Data Processing & Outsourced Services - 0.1%
Checkr, Inc. Series E (a)(d)	711,000	6,861,150

TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,077,200
TOTAL PREFERRED STOCKS (Cost $136,518,394)		126,453,403

Corporate Bonds - 0.1%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.0%
Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d)	88,955	94,737

Nonconvertible Bonds - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Ant International Co. Ltd. 3.55% 8/14/24 (c)(d)	8,859,733	8,815,434

TOTAL CORPORATE BONDS (Cost $8,948,688)		8,910,171

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
GaN Systems, Inc. 0% (c)(d)(g) (Cost $3,132,190)	3,132,190	3,854,786

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (h)	270,170,535	270,224,569
Fidelity Securities Lending Cash Central Fund 5.44% (h)(i)	29,336,759	29,339,692
TOTAL MONEY MARKET FUNDS (Cost $299,564,261)		299,564,261

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $7,072,302,736)	11,790,257,619
NET OTHER ASSETS (LIABILITIES) - 0.1%	13,810,408
NET ASSETS - 100.0%	11,804,068,027

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,225,164 or 0.1% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $147,584,754 or 1.3% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	4,413,489

ABL Space Systems Series B2	10/22/21	5,098,960

Algolia, Inc.	10/27/21	4,489,203

Algolia, Inc. Series D	7/23/21	3,213,066

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	8,859,733

Astera Labs, Inc. Series A	5/17/22	3,574,905

Astera Labs, Inc. Series B	5/17/22	608,675

Astera Labs, Inc. Series C	8/24/21	1,157,132

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	14,679,226

Astranis Space Technologies Corp. Series C	3/19/21	13,271,808

Beta Technologies, Inc. Series A	4/09/21	5,318,743

Bolt Technology OU Series E	1/03/22	10,610,609

ByteDance Ltd. Series E1	11/18/20	7,747,662

Cazoo Group Ltd.	3/28/21	1,441,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,020,450

Convoy, Inc. Series D	10/30/19	2,760,048

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	88,955

Databricks, Inc. Series G	2/01/21	2,661,228

Databricks, Inc. Series H	8/31/21	12,787,562

Discord, Inc. Series I	9/15/21	715,812

Epic Games, Inc.	3/29/21	15,856,545

GaN Systems, Inc. Series F1	11/30/21	1,133,216

GaN Systems, Inc. Series F2	11/30/21	598,383

GaN Systems, Inc. 0%	11/30/21	3,132,190

Gupshup, Inc.	6/08/21	5,882,850

Lightmatter, Inc. Series C	5/19/23	3,156,250

Reddit, Inc. Series D	2/04/19	5,440,247

Reddit, Inc. Series E	5/18/21	611,628

Retym, Inc. Series C	5/17/23 - 6/20/23	2,525,000

Skyryse, Inc. Series B	10/21/21	3,006,020

Stripe, Inc. Class B	5/18/21	1,548,955

Stripe, Inc. Series H	3/15/21	686,138

Stripe, Inc. Series I	3/20/23 - 5/12/23	9,810,863

Xsight Labs Ltd. Series D	2/16/21	2,250,874

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	107,665,457	1,119,962,172	957,403,060	4,076,482	-	-	270,224,569	0.7%
Fidelity Securities Lending Cash Central Fund 5.44%	184,970,192	666,124,513	821,755,013	120,883	-	-	29,339,692	0.1%
Total	292,635,649	1,786,086,685	1,779,158,073	4,197,365	-	-	299,564,261

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	11,351,474,998	11,071,468,627	265,349,978	14,656,393

Preferred Stocks	126,453,403	-	-	126,453,403

Corporate Bonds	8,910,171	-	-	8,910,171

Preferred Securities	3,854,786	-	-	3,854,786

Money Market Funds	299,564,261	299,564,261	-	-
Total Investments in Securities:	11,790,257,619	11,371,032,888	265,349,978	153,874,753

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$106,841,035
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	4,120,256
Cost of Purchases	15,492,112
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$126,453,403
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$4,120,256
Other Investments in Securities
Beginning Balance	$31,053,535
Net Realized Gain (Loss) on Investment Securities	(11,838,681)
Net Unrealized Gain (Loss) on Investment Securities	11,914,570
Cost of Purchases	8,948,688
Proceeds of Sales	(12,656,762)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$27,421,350
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$(2,876,207)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Technology Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,809,857) - See accompanying schedule:
Unaffiliated issuers (cost $6,772,738,475)	$11,490,693,358
Fidelity Central Funds (cost $299,564,261)	299,564,261

Total Investment in Securities (cost $7,072,302,736)		$11,790,257,619
Receivable for investments sold		37,329,479
Receivable for fund shares sold		12,819,413
Dividends receivable		4,743,802
Interest receivable		17,920
Distributions receivable from Fidelity Central Funds		1,199,748
Prepaid expenses		32,467
Other receivables		392,205
Total assets		11,846,792,653
Liabilities
Payable for investments purchased	$58,466
Payable for fund shares redeemed	6,431,770
Accrued management fee	4,958,914
Other affiliated payables	1,471,337
Other payables and accrued expenses	479,639
Collateral on securities loaned	29,324,500
Total Liabilities		42,724,626
Net Assets		$11,804,068,027
Net Assets consist of:
Paid in capital		$7,799,484,442
Total accumulated earnings (loss)		4,004,583,585
Net Assets		$11,804,068,027
Net Asset Value, offering price and redemption price per share ($11,804,068,027 ÷ 440,424,718 shares)		$26.80

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$27,599,070
Interest		17,920
Income from Fidelity Central Funds (including $120,883 from security lending)		4,197,365
Total Income		31,814,355
Expenses
Management fee	$27,117,614
Transfer agent fees	7,603,525
Accounting fees	588,961
Custodian fees and expenses	61,515
Independent trustees' fees and expenses	35,084
Registration fees	125,327
Audit	29,598
Legal	4,076
Miscellaneous	29,939
Total expenses before reductions	35,595,639
Expense reductions	(313,070)
Total expenses after reductions		35,282,569
Net Investment income (loss)		(3,468,214)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,264,232)
Foreign currency transactions	(16,973)
Total net realized gain (loss)		(11,281,205)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $67,775)	2,711,662,700
Unfunded commitments	1,200,024
Assets and liabilities in foreign currencies	15,726
Total change in net unrealized appreciation (depreciation)		2,712,878,450
Net gain (loss)		2,701,597,245
Net increase (decrease) in net assets resulting from operations		$2,698,129,031
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,468,214)	$2,170,234
Net realized gain (loss)	(11,281,205)	(394,091,769)
Change in net unrealized appreciation (depreciation)	2,712,878,450	(1,344,233,911)
Net increase (decrease) in net assets resulting from operations	2,698,129,031	(1,736,155,446)
Distributions to shareholders	(1,273,314)	(310,416,447)

Share transactions
Proceeds from sales of shares	1,311,945,922	1,126,004,874
Reinvestment of distributions	1,184,140	291,925,397
Cost of shares redeemed	(842,064,087)	(1,789,000,437)

Net increase (decrease) in net assets resulting from share transactions	471,065,975	(371,070,166)
Total increase (decrease) in net assets	3,167,921,692	(2,417,642,059)

Net Assets
Beginning of period	8,636,146,335	11,053,788,394
End of period	$11,804,068,027	$8,636,146,335

Other Information
Shares
Sold	53,241,027	54,722,947
Issued in reinvestment of distributions	54,192	12,438,232
Redeemed	(34,870,446)	(88,698,413)
Net increase (decrease)	18,424,773	(21,537,234)

Financial Highlights
Technology Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$20.46	$24.92	$27.53	$19.65	$15.45	$19.36
Income from Investment Operations
Net investment income (loss) C,D	(.01)	.01	(.06)	(.03)	.05	.06
Net realized and unrealized gain (loss)	6.35	(3.76)	.83	12.98	4.52	(.78)
Total from investment operations	6.34	(3.75)	.77	12.95	4.57	(.72)
Distributions from net investment income	- E	-	-	(.03)	(.05)	(.02)
Distributions from net realized gain	-	(.71)	(3.38)	(5.04)	(.32)	(3.17)
Total distributions	- E	(.71)	(3.38)	(5.07)	(.37)	(3.19)
Net asset value, end of period	$26.80	$20.46	$24.92	$27.53	$19.65	$15.45
Total Return F,G	31.01%	(15.43)%	1.91%	69.87%	29.57%	(3.03)%
Ratios to Average Net Assets D,H,I
Expenses before reductions	.69% J	.70%	.67%	.69%	.71%	.72%
Expenses net of fee waivers, if any	.68% J	.69%	.67%	.69%	.71%	.72%
Expenses net of all reductions	.68% J	.69%	.67%	.68%	.71%	.71%
Net investment income (loss)	(.07)% J	.02%	(.23)%	(.13)%	.30%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$11,804,068	$8,636,146	$11,053,788	$11,986,342	$6,558,578	$5,124,121
Portfolio turnover rate K	27% J	24%	87%	107%	32% L	126% L

AFor the year ended February 29.

BPer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

EAmount represents less than $.005 per share.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Enterprise Technology Services Portfolio (formerly IT Services Portfolio), Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Technology Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$141,109,796	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.4 - 21.2 / 7.6	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$8.00	Increase
			Discount rate	35.0% - 75.0% / 44.9%	Decrease
		Black scholes	Discount rate	4.5% - 5.0% / 4.6%	Increase
			Volatility	50.0% - 70.0% / 56.2%	Increase
			Term	2.0 - 4.0 / 3.4	Increase
Corporate Bonds	$8,910,171	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.4	Increase
		Discounted cash flow	Discount rate	4.0%	Decrease
		Black scholes	Discount rate	5.0%	Increase
			Volatility	60.0%	Increase
			Term	2.0	Increase
Preferred Securities	$3,854,786	Market comparable	Enterprise value/Revenue multiple (EV/R)	4.5	Increase
		Discounted cash flow	Discount rate	20.0%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of  each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Semiconductors Portfolio	$214,478
Software and IT Services Portfolio	372,054
Tech Hardware Portfolio	61,086
Technology Portfolio	351,483

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Enterprise Technology Services Portfolio	$1,120,048,816	$1,012,459,678	$(37,967,272)	$974,492,406
Semiconductors Portfolio	7,019,610,326	4,918,659,032	(397,254,554)	4,521,404,478
Software and IT Services Portfolio	5,558,071,950	5,539,916,783	(460,166,467)	5,079,750,316
Tech Hardware Portfolio	587,980,053	264,474,133	(23,141,570)	241,332,563
Technology Portfolio	7,169,631,217	5,192,171,876	(571,545,474)	4,620,626,402

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Enterprise Technology Services Portfolio	$(3,381,994)	$-	$ (3,381,994)
Tech Hardware Portfolio	(32,807,843)	-	(32,807,843)
Technology Portfolio	(685,498,878)	-	(685,498,878)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2023 to February 28, 2023. Loss deferrals were as follows:

Ordinary losses
Semiconductors Portfolio	$(1,191,014)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Enterprise Technology Services Portfolio	354,292,040	588,616,301
Semiconductors Portfolio	3,414,868,453	2,372,446,713
Software and IT Services Portfolio	1,732,677,573	1,925,352,879
Tech Hardware Portfolio	156,666,452	143,462,131
Technology Portfolio	1,648,335,559	1,395,766,572

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Enterprise Technology Services Portfolio	.30%	.22%	.52%
Semiconductors Portfolio	.30%	.22%	.52%
Software and IT Services Portfolio	.30%	.22%	.52%
Tech Hardware Portfolio	.30%	.22%	.52%
Technology Portfolio	.30%	.22%	.52%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Enterprise Technology Services Portfolio	.17%
Semiconductors Portfolio	.14%
Software and IT Services Portfolio	.15%
Tech Hardware Portfolio	.16%
Technology Portfolio	.15%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Enterprise Technology Services Portfolio	.03
Semiconductors Portfolio	.01
Software and IT Services Portfolio	.01
Tech Hardware Portfolio	.03
Technology Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Enterprise Technology Services Portfolio	$ 9,827
Semiconductors Portfolio	19,534
Software and IT Services Portfolio	11,131
Tech Hardware Portfolio	3,975
Technology Portfolio	11,770

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Enterprise Technology Services Portfolio	Borrower	$ 8,815,455	5.31%	$14,316
Semiconductors Portfolio	Borrower	$ 8,210,000	5.32%	$3,636

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Enterprise Technology Services Portfolio	18,633,697	55,051,748	10,329,639
Semiconductors Portfolio	191,674,024	91,600,406	45,099,731
Software and IT Services Portfolio	50,301,378	90,150,898	20,186,063
Tech Hardware Portfolio	8,451,236	2,016,300	272,022
Technology Portfolio	95,806,039	79,727,495	14,780,905

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Enterprise Technology Services Portfolio	$1,989
Semiconductors Portfolio	7,771
Software and IT Services Portfolio	8,754
Tech Hardware Portfolio	716
Technology Portfolio	8,770

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Enterprise Technology Services Portfolio	$11,840	$ 1	$ -
Semiconductors Portfolio	$ 160,811	$ 130,143	$ -
Software and IT Services Portfolio	$ 6	$ -	$ -
Tech Hardware Portfolio	$ 500	$ -	$ -
Technology Portfolio	$ 12,307	$ -	$ -
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Semiconductors Portfolio	$1,395
Software and IT Services Portfolio	9,672
Technology Portfolio	556

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Enterprise Technology Services Portfolio	$ 63,461
Semiconductors Portfolio	288,847
Software and IT Services Portfolio	298,863
Tech Hardware Portfolio	24,368
Technology Portfolio	312,514

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Enterprise Technology Services Portfolio	.73%
Actual		$ 1,000	$ 1,085.10	$ 3.83
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71

Semiconductors Portfolio	.68%
Actual		$ 1,000	$ 1,329.40	$ 3.98
Hypothetical-B		$ 1,000	$ 1,021.72	$ 3.46

Software and IT Services Portfolio	.68%
Actual		$ 1,000	$ 1,252.50	$ 3.85
Hypothetical-B		$ 1,000	$ 1,021.72	$ 3.46

Tech Hardware Portfolio	.73%
Actual		$ 1,000	$ 1,143.40	$ 3.93
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71

Technology Portfolio	.68%
Actual		$ 1,000	$ 1,310.10	$ 3.95
Hypothetical-B		$ 1,000	$ 1,021.72	$ 3.46

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
IT Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue each fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. For each of IT Services Portfolio and Technology Portfolio, the fund underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2023, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expenses, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.
Proxy Voting Results
A special meeting of shareholders was held on June 14, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To modify IT Services Portfolio's fundamental concentration policy.
	# of Votes	% of Votes
Affirmative	1,014,356,876.340	87.783
Against	72,900,611.860	6.309
Abstain	68,266,518.870	5.908
TOTAL	1,155,524,007.070	100.000

1.813673.118
SELTEC-SANN-1023
Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio

Semi-Annual Report
August 31, 2023

Contents

Biotechnology Portfolio
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Health Care Portfolio
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Health Care Services Portfolio
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Medical Technology and Devices Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Pharmaceuticals Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Biotechnology Portfolio
Consolidated Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

AbbVie, Inc.	14.3
Krystal Biotech, Inc.	5.4
Regeneron Pharmaceuticals, Inc.	5.2
Vertex Pharmaceuticals, Inc.	4.4
Biogen, Inc.	3.7
Alnylam Pharmaceuticals, Inc.	3.4
Argenx SE ADR	3.2
Amgen, Inc.	2.3
Moderna, Inc.	1.6
Adimab LLC	1.6
45.1

Industries (% of Fund's net assets)

Biotechnology	92.2
Pharmaceuticals	6.6
Health Care Technology	0.4
Life Sciences Tools & Services	0.4
Health Care Providers & Services	0.1
Consumer Staples Distribution & Retail	0.0
Health Care Equipment & Supplies	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Biotechnology Portfolio
Consolidated Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
Biotechnology - 91.0%
Biotechnology - 91.0%
AbbVie, Inc. (a)	4,472,438	657,269,488
Absci Corp. (a)(b)	992,700	1,776,933
Acelyrin, Inc.	8,700	220,371
Acelyrin, Inc.	1,206,226	29,026,019
Acelyrin, Inc. rights (b)(c)	146,574	3,350,730
Adverum Biotechnologies, Inc. (a)(b)(d)	6,902,392	12,010,162
Aerovate Therapeutics, Inc. (a)(b)	345,151	5,484,449
Alector, Inc. (b)	1,962,455	10,695,380
Alkermes PLC (b)	568,636	16,598,485
Allena Pharmaceuticals, Inc. (b)	93,683	9
Allogene Therapeutics, Inc. (a)(b)	2,277,888	8,860,984
Allovir, Inc. (a)(b)	942,101	2,948,776
Alnylam Pharmaceuticals, Inc. (b)	799,548	158,166,585
Alpine Immune Sciences, Inc. (b)	163,100	2,014,285
ALX Oncology Holdings, Inc. (b)	1,136,549	4,841,699
Ambrx Biopharma, Inc. ADR (a)(b)	1,285,349	18,149,128
Amgen, Inc.	412,244	105,674,627
Amicus Therapeutics, Inc. (b)	2,439,801	31,278,249
AnaptysBio, Inc. (a)(b)	289,228	5,692,007
Annexon, Inc. (b)	94,334	259,419
Apellis Pharmaceuticals, Inc. (a)(b)	1,223,079	51,626,165
Apogee Therapeutics, Inc.	265,356	6,087,267
Applied Therapeutics, Inc. (a)(b)	2,639,536	3,510,583
Arcellx, Inc. (a)(b)	1,359,901	48,738,852
Arcturus Therapeutics Holdings, Inc. (a)(b)	904,630	27,455,521
Arcus Biosciences, Inc. (a)(b)	3,193,396	65,464,618
Arcutis Biotherapeutics, Inc. (b)	493,674	4,215,976
Argenx SE ADR (b)	292,447	146,951,693
Arrowhead Pharmaceuticals, Inc. (b)	1,070,432	29,586,740
Ars Pharmaceuticals, Inc. (a)(b)	1,131,518	8,022,463
Ascendis Pharma A/S sponsored ADR (b)	659,409	64,635,270
Astria Therapeutics, Inc. (b)	269,898	2,402,092
aTyr Pharma, Inc. (b)	2,258,063	3,838,707
Aura Biosciences, Inc. (b)	356,492	3,700,387
Avidity Biosciences, Inc. (b)	374,450	2,830,842
Axcella Health, Inc. (a)(b)	1,661,354	383,773
Beam Therapeutics, Inc. (a)(b)	1,112,850	25,795,863
BeiGene Ltd. ADR (b)	37,198	7,720,445
Bicycle Therapeutics PLC ADR (a)(b)	266,347	5,790,384
BioCryst Pharmaceuticals, Inc. (a)(b)	2,806,881	19,956,924
Biogen, Inc. (b)	627,436	167,751,289
Biohaven Ltd. (a)	2,100,257	38,413,701
Biomea Fusion, Inc. (a)(b)	392,829	6,627,025
BioXcel Therapeutics, Inc. (a)(b)	274,527	1,037,712
Blueprint Medicines Corp. (b)	938,308	46,784,037
BridgeBio Pharma, Inc. (a)(b)	1,255,346	37,547,399
Candel Therapeutics, Inc. (a)(b)	452,557	552,120
Celldex Therapeutics, Inc. (b)	755,200	21,070,080
Centessa Pharmaceuticals PLC ADR (a)(b)	2,787,194	21,015,443
Century Therapeutics, Inc. (b)	178,881	443,625
Cerevel Therapeutics Holdings (b)	947,780	22,462,386
Chinook Therapeutics, Inc. rights (b)(c)	115,821	1
Codiak Biosciences, Inc. (a)(b)(c)	448,539	4
Codiak Biosciences, Inc. warrants 9/15/27 (b)(c)	46,000	0
Cogent Biosciences, Inc. (b)	179,470	2,191,329
Compass Therapeutics, Inc. (a)(b)	563,400	1,312,722
Crinetics Pharmaceuticals, Inc. (b)	1,002,783	17,368,202
CRISPR Therapeutics AG (a)(b)	242,822	12,143,528
Cyclerion Therapeutics, Inc. (b)	41,864	148,617
Cyclerion Therapeutics, Inc. (b)(e)	4,740	16,827
Cytokinetics, Inc. (a)(b)	856,371	29,921,603
Day One Biopharmaceuticals, Inc. (b)	446,133	6,018,334
Denali Therapeutics, Inc. (b)	314,169	7,254,162
Disc Medicine, Inc. (a)(b)	314,190	16,636,361
Disc Medicine, Inc. rights (b)(c)	1,555,907	16
Dyne Therapeutics, Inc. (b)	196,013	2,234,548
Entrada Therapeutics, Inc. (a)(b)	581,805	8,564,170
EQRx, Inc. (b)	507,567	1,162,328
EQRx, Inc.:
rights (b)(c)	116,649	30,329
rights (b)(c)	49,993	7,499
Evelo Biosciences, Inc. (e)	432,900	2,861,469
Evelo Biosciences, Inc. (a)(b)	13,449	88,898
Exact Sciences Corp. (b)	60,900	5,095,503
Exelixis, Inc. (b)	774,672	17,344,906
Fate Therapeutics, Inc. (a)(b)	115,887	290,876
Foghorn Therapeutics, Inc. (a)(b)	178,719	1,352,903
Fusion Pharmaceuticals, Inc. (b)	827,370	2,465,563
Fusion Pharmaceuticals, Inc. (e)	1,483,000	4,419,340
Geron Corp. (b)	3,436,606	8,350,953
Geron Corp. warrants 12/31/25 (b)	2,100,000	1,440,233
Gilead Sciences, Inc.	303,121	23,182,694
Gritstone Bio, Inc. (a)(b)	669,785	1,219,009
Halozyme Therapeutics, Inc. (b)	73,200	3,115,392
Icosavax, Inc. (b)	403,331	3,121,782
Ideaya Biosciences, Inc. (a)(b)	1,094,957	32,147,938
Idorsia Ltd. (a)(b)	534,309	2,931,184
IGM Biosciences, Inc. (a)(b)(d)	2,134,682	15,262,976
Immuneering Corp. (a)(b)	611,885	5,513,084
Immunocore Holdings PLC ADR (b)	234,318	13,185,074
ImmunoGen, Inc. (b)	1,516,023	24,013,804
Immunovant, Inc. (b)	361,241	8,203,783
Incyte Corp. (b)	123,300	7,956,549
Inhibrx, Inc. (a)(b)	210,609	4,507,033
Inozyme Pharma, Inc. (b)	2,465,187	12,079,416
Insmed, Inc. (b)	428,592	9,381,879
Intellia Therapeutics, Inc. (b)	823,501	30,864,817
Ionis Pharmaceuticals, Inc. (a)(b)	987,777	39,777,780
iTeos Therapeutics, Inc. (b)	139,700	1,685,481
Janux Therapeutics, Inc. (b)	425,448	4,679,928
Karuna Therapeutics, Inc. (b)	327,042	61,405,406
Keros Therapeutics, Inc. (b)	305,329	10,720,101
Kinnate Biopharma, Inc. (b)	346,880	773,542
Krystal Biotech, Inc. (b)(d)	1,985,122	247,107,987
Kymera Therapeutics, Inc. (a)(b)	869,513	16,590,308
Legend Biotech Corp. ADR (b)	826,116	57,299,406
Lexicon Pharmaceuticals, Inc. (a)(b)	1,087,400	1,870,328
Madrigal Pharmaceuticals, Inc. (b)	189,208	34,057,440
MannKind Corp. (a)(b)	6,449,301	29,731,278
Merus BV (a)(b)	619,953	13,868,349
Mineralys Therapeutics, Inc.	32,500	417,300
Minerva Neurosciences, Inc. (a)(b)(d)	491,746	4,115,914
Mirati Therapeutics, Inc. (b)	213,741	7,951,165
Moderna, Inc. (b)	648,775	73,356,989
Monte Rosa Therapeutics, Inc. (b)	1,257,805	7,383,315
Moonlake Immunotherapeutics (a)(b)	381,585	21,967,848
Morphic Holding, Inc. (b)	857,637	47,238,646
Natera, Inc. (b)	426,932	25,073,716
Nurix Therapeutics, Inc. (a)(b)	366,646	3,116,491
Nuvalent, Inc. Class A (b)	218,574	9,960,417
Omega Therapeutics, Inc. (a)(b)	486,996	1,787,275
Oragenics, Inc. (b)	2,597	9,349
PepGen, Inc. (b)	281,834	1,775,554
Poseida Therapeutics, Inc. (b)	570,083	1,191,473
Prelude Therapeutics, Inc. (b)	748,056	2,790,249
Protagonist Therapeutics, Inc. (b)	459,213	9,101,602
Prothena Corp. PLC (a)(b)	999,717	52,805,052
PTC Therapeutics, Inc. (b)	1,141,944	45,106,788
Rallybio Corp. (a)(b)	1,550,692	8,249,681
RAPT Therapeutics, Inc. (b)	872,800	16,670,480
Recursion Pharmaceuticals, Inc. (a)(b)	149,900	1,304,130
Regeneron Pharmaceuticals, Inc. (b)	286,648	236,911,706
Regulus Therapeutics, Inc. (a)(b)(d)	2,206,600	3,442,296
Replimune Group, Inc. (b)	1,164,814	23,785,502
Revolution Medicines, Inc. (a)(b)	552,835	18,779,805
Rezolute, Inc. (a)(b)	26,700	38,448
Rhythm Pharmaceuticals, Inc. (a)(b)	808,003	21,016,158
Rocket Pharmaceuticals, Inc. (b)	223,736	3,501,468
Roivant Sciences Ltd. (a)(b)	4,662,519	53,945,345
Sage Therapeutics, Inc. (b)	827,452	16,549,040
Sagimet Biosciences, Inc.	145,860	1,761,989
Sana Biotechnology, Inc. (a)(b)	1,024,494	5,481,043
Sarepta Therapeutics, Inc. (b)	228,299	27,626,462
Scholar Rock Holding Corp. (a)(b)	1,693,925	10,587,031
Scholar Rock Holding Corp. warrants 12/31/25 (b)(e)	17,850	31,019
Selecta Biosciences, Inc. (b)	2,421,075	2,977,922
Sensorion SA (a)(b)	1,560,440	1,184,444
Seres Therapeutics, Inc. (a)(b)	854,347	2,947,497
Shattuck Labs, Inc. (b)	110,936	239,622
SpringWorks Therapeutics, Inc. (a)(b)	373,611	10,528,358
SpringWorks Therapeutics, Inc. (e)	54,800	1,389,838
Tango Therapeutics, Inc. (b)	613,088	3,978,941
Tango Therapeutics, Inc. (e)	466,637	2,725,627
Taysha Gene Therapies, Inc. (a)(b)(d)	811,647	2,597,270
Taysha Gene Therapies, Inc. (d)	15,715,577	47,775,354
Tenaya Therapeutics, Inc. (b)	1,477,379	5,717,457
TG Therapeutics, Inc. (b)	1,444,265	15,121,455
Turnstone Biologics Corp.	185,500	2,001,545
Twist Bioscience Corp. (a)(b)	298,525	6,564,565
Tyra Biosciences, Inc. (b)	309,400	4,712,162
Ultragenyx Pharmaceutical, Inc. (b)	953,751	35,088,499
uniQure B.V. (b)	43,708	380,697
United Therapeutics Corp. (b)	274,069	61,490,121
Vaxcyte, Inc. (b)	1,137,580	59,063,154
Vera Therapeutics, Inc. (b)	584,590	10,341,397
Vertex Pharmaceuticals, Inc. (b)	584,109	203,468,529
Verve Therapeutics, Inc. (a)(b)	291,593	3,752,802
Vigil Neuroscience, Inc. (b)	140,325	846,160
Viking Therapeutics, Inc. (b)	417,052	5,759,488
Viridian Therapeutics, Inc. (a)(b)	260,700	4,736,919
Vor Biopharma, Inc. (a)(b)	1,114,702	2,786,755
Werewolf Therapeutics, Inc. (b)	2,100	5,754
X4 Pharmaceuticals, Inc. warrants 4/12/24 (b)	450,000	5
Xencor, Inc. (b)	20,943	460,327
Xenon Pharmaceuticals, Inc. (b)	961,033	37,461,066
Zealand Pharma A/S (b)	718,902	26,860,374
Zentalis Pharmaceuticals, Inc. (b)	745,133	19,790,732
		4,179,297,721
Consumer Staples Distribution & Retail - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (b)	2,777	447
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
Aradigm Corp. (b)(c)	11,945	549
Aradigm Corp. (b)(c)	148,009	6,808
Novocure Ltd. (b)	11,113	245,153
		252,510
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
23andMe Holding Co. Class A (a)(b)	298,674	328,541
Health Care Technology - 0.4%
Health Care Technology - 0.4%
Schrodinger, Inc. (b)	539,101	19,887,436
Life Sciences Tools & Services - 0.4%
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (b)	324,600	16,830,510
Pharmaceuticals - 6.5%
Pharmaceuticals - 6.5%
Adimab LLC (b)(c)(e)(f)	1,954,526	71,574,742
Afferent Pharmaceuticals, Inc. rights 12/31/24 (b)(c)	8,274,568	9,102,025
Amylyx Pharmaceuticals, Inc. (b)	136,000	2,932,160
Arvinas Holding Co. LLC (b)	244,716	6,903,438
Atea Pharmaceuticals, Inc. (b)	66,800	224,448
Axsome Therapeutics, Inc. (a)(b)	266,603	21,541,522
Corcept Therapeutics, Inc. (b)	516,336	16,899,677
Edgewise Therapeutics, Inc. (b)	308,185	1,926,156
Enliven Therapeutics, Inc. (b)	197,700	3,088,074
Fulcrum Therapeutics, Inc. (a)(b)	1,777,797	9,831,217
GH Research PLC (a)(b)	539,924	5,739,392
Harmony Biosciences Holdings, Inc. (b)	110,925	4,021,031
Ikena Oncology, Inc. (b)	539,627	2,503,869
Intra-Cellular Therapies, Inc. (b)	95,002	5,274,511
Longboard Pharmaceuticals, Inc. (b)	680,289	3,938,873
Novo Nordisk A/S Series B sponsored ADR	24,500	4,547,690
Nuvation Bio, Inc. (b)	2,927,126	4,800,487
OptiNose, Inc. (a)(b)	794,031	944,897
OptiNose, Inc. warrants (b)	91,712	24,584
Pharvaris BV (b)	353,507	7,246,894
Pliant Therapeutics, Inc. (b)	199,831	3,373,147
Structure Therapeutics, Inc. ADR (a)	275,597	7,769,079
Terns Pharmaceuticals, Inc. (b)	658,996	3,472,909
UCB SA	474,277	42,582,572
Ventyx Biosciences, Inc. (b)	573,852	19,224,042
Verona Pharma PLC ADR (b)	1,430,301	27,790,748
Verrica Pharmaceuticals, Inc. (a)(b)	1,504,676	6,846,276
WAVE Life Sciences (a)(b)	585,633	2,547,504
		296,671,964
TOTAL COMMON STOCKS (Cost $3,316,162,030)		4,513,269,129

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
Biotechnology - 1.2%
Biotechnology - 1.2%
ElevateBio LLC Series C (b)(c)(e)	216,600	903,222
Korro Bio, Inc.:
Series B1 (b)(c)(e)	957,854	2,385,056
Series B2 (b)(c)(e)	899,280	2,239,207
National Resilience, Inc. Series B (b)(c)(e)	732,064	44,458,247
SalioGen Therapeutics, Inc. Series B (b)(c)(e)	94,461	6,312,829
		56,298,561
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Scorpion Therapeutics, Inc. Series B (b)(c)(e)	3,099,905	4,804,853
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Afferent Pharmaceuticals, Inc. Series C (b)(c)(e)	8,274,568	83
Aristea Therapeutics, Inc. Series B (b)(c)(e)	836,400	4,608,564
		4,608,647
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $38,020,306)		65,712,061

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (g)	6,599,396	6,600,716
Fidelity Securities Lending Cash Central Fund 5.44% (g)(h)	324,221,486	324,253,907
TOTAL MONEY MARKET FUNDS (Cost $330,823,912)		330,854,623

TOTAL INVESTMENT IN SECURITIES - 106.9% (Cost $3,685,006,248)	4,909,835,813
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(318,466,421)
NET ASSETS - 100.0%	4,591,369,392

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)	Affiliated company
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $148,730,923 or 3.2% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	31,091,029

Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

Aristea Therapeutics, Inc. Series B	10/06/20	4,611,659

Cyclerion Therapeutics, Inc.	4/02/19	1,404,026

ElevateBio LLC Series C	3/09/21	908,637

Evelo Biosciences, Inc.	7/07/23	999,999

Fusion Pharmaceuticals, Inc.	2/13/23	5,042,200

Korro Bio, Inc. Series B1	12/17/21	2,499,999

Korro Bio, Inc. Series B2	12/17/21	2,499,998

National Resilience, Inc. Series B	12/01/20	9,999,994

SalioGen Therapeutics, Inc. Series B	12/10/21	10,000,019

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	7,500,000

SpringWorks Therapeutics, Inc.	9/07/22	1,425,348

Tango Therapeutics, Inc.	8/09/23	2,403,181

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	16,575,392	392,495,824	402,470,500	326,443	-	-	6,600,716	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	353,621,750	812,033,367	841,401,210	2,691,595	2,930	(2,930)	324,253,907	1.2%
Total	370,197,142	1,204,529,191	1,243,871,710	3,018,038	2,930	(2,930)	330,854,623

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Adverum Biotechnologies, Inc.	5,380,026	-	1,019,059	-	246,890	7,402,305	12,010,162
Applied Therapeutics, Inc.	2,665,931	-	-	-	-	844,652	-
IGM Biosciences, Inc.	14,514,499	12,882,265	-	-	-	(12,133,788)	15,262,976
Krystal Biotech, Inc.	171,824,409	-	9,387,317	-	942,317	83,728,578	247,107,987
Minerva Neurosciences, Inc.	-	4,240,089	-	-	-	(124,175)	4,115,914
Regulus Therapeutics, Inc.	2,941,300	15,599	-	-	-	485,397	3,442,296
Taysha Gene Therapies, Inc.	819,763	-	-	-	-	1,777,507	2,597,270
Taysha Gene Therapies, Inc.	-	14,144,019	-	-	-	33,631,335	47,775,354
Total	198,145,928	31,281,972	10,406,376	-	1,189,207	115,611,811	332,311,959

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	4,513,269,129	4,346,783,747	82,412,679	84,072,703

Convertible Preferred Stocks	65,712,061	-	-	65,712,061

Money Market Funds	330,854,623	330,854,623	-	-
Total Investments in Securities:	4,909,835,813	4,677,638,370	82,412,679	149,784,764

Net Unrealized Depreciation on Unfunded Commitments	(1,046,689)	-	(116,304)	(930,385)
Total	(1,046,689)	-	(116,304)	(930,385)

The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$105,758,765
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(7,273,557)
Cost of Purchases	165,200
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	217,910
Transfers out of Level 3	(14,795,615)
Ending Balance	$84,072,703
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$(7,273,557)
Convertible Preferred Stocks
Beginning Balance	$65,646,072
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	65,989
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$65,712,061
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$65,989

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Biotechnology Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $312,305,873) - See accompanying schedule:
Unaffiliated issuers (cost $3,204,865,391)	$4,246,669,231
Fidelity Central Funds (cost $330,823,912)	330,854,623
Other affiliated issuers (cost $149,316,945)	332,311,959

Total Investment in Securities (cost $3,685,006,248)		$4,909,835,813
Foreign currency held at value (cost $3,196)		3,182
Receivable for investments sold		13,764,968
Receivable for fund shares sold		223,095
Dividends receivable		268,638
Distributions receivable from Fidelity Central Funds		309,247
Prepaid expenses		25,130
Other receivables		1,230,005
Total assets		4,925,660,078
Liabilities
Payable for investments purchased	$2,169,556
Unrealized depreciation on unfunded commitments	1,046,689
Payable for fund shares redeemed	2,966,319
Accrued management fee	2,003,411
Other affiliated payables	714,781
Other payables and accrued expenses	1,297,089
Collateral on securities loaned	324,092,841
Total Liabilities		334,290,686
Commitments and contingent liabilities (see Commitments note)
Net Assets		$4,591,369,392
Net Assets consist of:
Paid in capital		$3,958,432,206
Total accumulated earnings (loss)		632,937,186
Net Assets		$4,591,369,392
Net Asset Value, offering price and redemption price per share ($4,591,369,392 ÷ 279,884,354 shares)		$16.40

Consolidated Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$15,101,466
Income from Fidelity Central Funds (including $2,691,595 from security lending)		3,018,038
Total Income		18,119,504
Expenses
Management fee	$12,562,079
Transfer agent fees	3,862,978
Accounting fees	475,042
Custodian fees and expenses	137,989
Independent trustees' fees and expenses	18,069
Registration fees	26,302
Audit	49,495
Legal	5,078
Interest	16,712
Miscellaneous	19,520
Total expenses before reductions	17,173,264
Expense reductions	(152,512)
Total expenses after reductions		17,020,752
Net Investment income (loss)		1,098,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	87,489,553
Fidelity Central Funds	2,930
Other affiliated issuers	1,189,207
Foreign currency transactions	19,456
Total net realized gain (loss)		88,701,146
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated Issuers	(75,661,614)
Fidelity Central Funds	(2,930)
Other affiliated issuers	115,611,811
Unfunded commitments	(1,046,689)
Assets and liabilities in foreign currencies	3,610
Total change in net unrealized appreciation (depreciation)		38,904,188
Net gain (loss)		127,605,334
Net increase (decrease) in net assets resulting from operations		$128,704,086
Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,098,752	$(2,528,380)
Net realized gain (loss)	88,701,146	(546,855,471)
Change in net unrealized appreciation (depreciation)	38,904,188	608,745,968
Net increase (decrease) in net assets resulting from operations	128,704,086	59,362,117

Share transactions
Proceeds from sales of shares	91,588,496	544,996,692
Cost of shares redeemed	(598,030,276)	(915,943,690)

Net increase (decrease) in net assets resulting from share transactions	(506,441,780)	(370,946,998)
Total increase (decrease) in net assets	(377,737,694)	(311,584,881)

Net Assets
Beginning of period	4,969,107,086	5,280,691,967
End of period	$4,591,369,392	$4,969,107,086

Other Information
Shares
Sold	5,544,636	35,714,869
Redeemed	(36,964,501)	(58,965,046)
Net increase (decrease)	(31,419,865)	(23,250,177)

Consolidated Financial Highlights
Biotechnology Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$15.96	$15.78	$25.52	$21.02	$21.14	$23.45
Income from Investment Operations
Net investment income (loss) C,D	- E	(.01)	(.03)	(.01)	.05	(.04)
Net realized and unrealized gain (loss)	.44	.19	(6.91)	9.41	1.79	(.29) F
Total from investment operations	.44	.18	(6.94)	9.40	1.84	(.33)
Distributions from net investment income	-	-	(.03)	(.07)	(.03)	-
Distributions from net realized gain	-	-	(2.77)	(4.84)	(1.93)	(1.98)
Total distributions	-	-	(2.80)	(4.90) G	(1.96)	(1.98)
Net asset value, end of period	$16.40	$15.96	$15.78	$25.52	$21.02	$21.14
Total Return H,I	2.76%	1.14%	(29.49)%	47.35%	8.57%	(.46)% F
Ratios to Average Net Assets C,J,K
Expenses before reductions	.72% L	.72%	.69%	.70%	.72%	.72%
Expenses net of fee waivers, if any	.71% L	.71%	.69%	.70%	.72%	.72%
Expenses net of all reductions	.71% L	.71%	.69%	.69%	.72%	.72%
Net investment income (loss)	.05% L	(.05)%	(.14)%	(.03)%	.22%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,591,369	$4,969,107	$5,280,692	$8,873,624	$6,624,752	$7,583,722
Portfolio turnover rate M	49% L	51%	46%	78%	50%	37%

AFor the year ended February 29.

BPer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DCalculated based on average shares outstanding during the period.

EAmount represents less than $.005 per share.

FNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.53)%.

GTotal distributions per share do not sum due to rounding.

HTotal returns for periods of less than one year are not annualized.

ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Health Care Portfolio
Consolidated Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

UnitedHealth Group, Inc.	10.2
Boston Scientific Corp.	7.8
Danaher Corp.	6.8
Eli Lilly & Co.	6.3
Thermo Fisher Scientific, Inc.	5.3
Cigna Group	4.0
Penumbra, Inc.	3.7
Regeneron Pharmaceuticals, Inc.	3.2
Argenx SE ADR	2.7
agilon health, Inc.	2.4
52.4

Industries (% of Fund's net assets)

Health Care Providers & Services	28.0
Health Care Equipment & Supplies	19.1
Biotechnology	18.4
Life Sciences Tools & Services	17.7
Pharmaceuticals	14.2
Health Care Technology	2.1
Financial Services	0.2
Personal Care Products	0.2

Health Care Portfolio
Consolidated Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
Biotechnology - 17.8%
Biotechnology - 17.8%
Acelyrin, Inc. (a)	900,000	22,797,000
Akero Therapeutics, Inc. (b)	1,140,000	56,578,200
Allogene Therapeutics, Inc. (a)(b)	4,000,000	15,560,000
Alnylam Pharmaceuticals, Inc. (b)	130,000	25,716,600
Ambrx Biopharma, Inc. ADR (b)	354,700	5,008,364
Arcellx, Inc. (b)	500,000	17,920,000
Arcus Biosciences, Inc. (b)	540,000	11,070,000
Arcutis Biotherapeutics, Inc. (b)	1,100,000	9,394,000
Argenx SE ADR (b)	425,000	213,558,250
Ascendis Pharma A/S sponsored ADR (b)	900,000	88,218,000
Avidity Biosciences, Inc. (b)	1,400,000	10,584,000
Blueprint Medicines Corp. (b)	720,000	35,899,200
Caris Life Sciences, Inc. (c)(d)	1,420,479	6,846,709
Celldex Therapeutics, Inc. (b)	800,000	22,320,000
Cerevel Therapeutics Holdings (b)	1,389,664	32,935,037
Cytokinetics, Inc. (b)	1,500,000	52,410,000
Generation Bio Co. (b)	509,353	2,434,707
Janux Therapeutics, Inc. (b)	500,000	5,500,000
Karuna Therapeutics, Inc. (b)	294,440	55,284,054
Keros Therapeutics, Inc. (b)	540,000	18,959,400
Legend Biotech Corp. ADR (b)	1,700,000	117,912,000
Morphic Holding, Inc. (b)	400,000	22,032,000
Nuvalent, Inc. Class A (b)	600,000	27,342,000
Poseida Therapeutics, Inc. (a)(b)	1,945,613	4,066,331
PTC Therapeutics, Inc. (b)	580,000	22,910,000
Regeneron Pharmaceuticals, Inc. (b)	310,500	256,625,145
Repligen Corp. (a)(b)	280,000	48,694,800
Sarepta Therapeutics, Inc. (b)	250,000	30,252,500
Shattuck Labs, Inc. (b)	1,162,800	2,511,648
Vaxcyte, Inc. (b)	1,280,000	66,457,600
Vera Therapeutics, Inc. (b)	1,000,000	17,690,000
Vertex Pharmaceuticals, Inc. (b)	45,000	15,675,300
Xencor, Inc. (b)	1,400,000	30,772,000
Xenon Pharmaceuticals, Inc. (b)	800,000	31,184,000
Zentalis Pharmaceuticals, Inc. (b)	1,200,000	31,872,000
		1,434,990,845
Health Care Equipment & Supplies - 19.1%
Health Care Equipment - 19.0%
Boston Scientific Corp. (b)	11,700,000	631,098,000
Glaukos Corp. (b)	367,381	27,605,008
Insulet Corp. (b)	608,700	116,693,877
Intuitive Surgical, Inc. (b)	145,000	45,338,600
iRhythm Technologies, Inc. (b)	400,000	41,348,000
Masimo Corp. (b)	1,280,000	146,278,400
Novocure Ltd. (b)	500,000	11,030,000
Outset Medical, Inc. (a)(b)	1,000,000	13,610,000
Penumbra, Inc. (b)	1,135,000	300,207,500
PROCEPT BioRobotics Corp. (a)(b)	649,500	22,154,445
ResMed, Inc.	475,000	75,805,250
Stryker Corp.	300,000	85,065,000
Tandem Diabetes Care, Inc. (b)	480,900	13,157,424
		1,529,391,504
Health Care Supplies - 0.1%
Lantheus Holdings, Inc. (b)	156,035	10,679,035
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,540,070,539
Health Care Providers & Services - 28.0%
Health Care Facilities - 2.7%
Acadia Healthcare Co., Inc. (b)	950,000	73,245,000
Surgery Partners, Inc. (b)	3,900,000	141,414,000
		214,659,000
Health Care Services - 10.4%
agilon health, Inc. (a)(b)	10,850,600	192,272,632
Cigna Group	1,170,000	323,224,200
CVS Health Corp.	2,850,000	185,734,500
LifeStance Health Group, Inc. (b)	6,000,000	49,260,000
Privia Health Group, Inc. (b)	3,240,000	85,050,000
		835,541,332
Managed Health Care - 14.9%
Alignment Healthcare, Inc. (b)	3,800,000	22,192,000
Centene Corp. (b)	2,320,000	143,028,000
Elevance Health, Inc.	200,000	88,402,000
Humana, Inc.	175,000	80,785,250
Molina Healthcare, Inc. (b)	145,000	44,967,400
UnitedHealth Group, Inc.	1,730,000	824,483,401
		1,203,858,051
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,254,058,383
Health Care Technology - 1.8%
Health Care Technology - 1.8%
Doximity, Inc. (a)(b)	690,000	16,449,600
Evolent Health, Inc. (b)	841,400	21,464,114
Evolent Health, Inc. (c)	1,178,600	28,562,782
Phreesia, Inc. (b)	1,180,000	33,594,600
Veeva Systems, Inc. Class A (b)	228,000	47,583,600
		147,654,696
Life Sciences Tools & Services - 17.7%
Life Sciences Tools & Services - 17.7%
10X Genomics, Inc. (b)	1,800,000	93,330,000
10X Genomics, Inc. Class B (b)(e)	500,000	25,925,000
Bruker Corp.	1,100,000	72,160,000
Danaher Corp.	2,080,000	551,200,000
Fortrea Holdings, Inc.	158,080	4,355,104
IQVIA Holdings, Inc. (b)	560,000	124,672,800
Lonza Group AG	67,000	36,956,615
Olink Holding AB ADR (b)	1,162,612	19,217,976
Thermo Fisher Scientific, Inc.	765,000	426,181,500
West Pharmaceutical Services, Inc.	180,000	73,242,000
		1,427,240,995
Personal Care Products - 0.2%
Personal Care Products - 0.2%
The Beauty Health Co. (a)(b)	600,000	3,696,000
The Beauty Health Co. (b)(c)	1,800,000	11,088,000
		14,784,000
Pharmaceuticals - 14.0%
Pharmaceuticals - 14.0%
Arvinas Holding Co. LLC (b)	690,000	19,464,900
AstraZeneca PLC (United Kingdom)	1,250,000	167,903,413
Eli Lilly & Co.	912,000	505,430,400
Enliven Therapeutics, Inc. (b)	400,000	6,248,000
Merck & Co., Inc.	1,200,000	130,776,000
Novo Nordisk A/S Series B	560,000	103,294,094
Pharvaris BV (b)	620,000	12,710,000
Royalty Pharma PLC	2,800,000	83,496,000
UCB SA	600,000	53,870,508
Ventyx Biosciences, Inc. (b)	860,000	28,810,000
Verona Pharma PLC ADR (b)	600,000	11,658,000
		1,123,661,315
TOTAL COMMON STOCKS (Cost $5,382,914,939)		7,942,460,773

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.2%
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (b)(c)(d)	101,438	4,649,918
Caris Life Sciences, Inc. Series D (b)(c)(d)	3,206,021	15,453,021
Cleerly, Inc. Series C (b)(c)(d)	1,285,367	14,897,404
Element Biosciences, Inc. Series C (b)(c)(d)	572,265	8,005,987
ElevateBio LLC Series C (b)(c)(d)	254,900	1,062,933
Inscripta, Inc. Series E (b)(c)(d)	1,282,228	4,885,289
		48,954,552
Financial Services - 0.1%
Specialized Finance - 0.1%
Saluda Medical, Inc. Series E (c)(d)	1,155,359	9,358,408

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (b)(c)(d)	380,451	2,978,931

Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1(b)(c)(d)	201,220	10,085,146
Series E1(b)(c)(d)	56,664	2,840,000
Omada Health, Inc. Series E (b)(c)(d)	2,153,073	7,471,163
Wugen, Inc. Series B (b)(c)(d)	454,342	2,267,167
		22,663,476
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Aristea Therapeutics, Inc. Series B (b)(c)(d)	1,037,400	5,716,074
Galvanize Therapeutics Series B (b)(c)(d)	3,696,429	5,766,429
		11,482,503
TOTAL CONVERTIBLE PREFERRED STOCKS		95,437,870
Nonconvertible Preferred Stocks - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (b)(c)(d)(f)	473,270	6,318,155

TOTAL PREFERRED STOCKS (Cost $142,112,784)		101,756,025

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.44% (g)(h) (Cost $274,009,982)	273,984,333	274,011,732

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $5,799,037,705)	8,318,228,530
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(262,212,240)
NET ASSETS - 100.0%	8,056,016,290

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $148,253,516 or 1.8% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,925,000 or 0.3% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	7,704,855

Aledade, Inc. Series E1	5/20/22	2,822,683

Aristea Therapeutics, Inc. Series B	10/06/20	5,719,912

Asimov, Inc. Series B	10/29/21	9,401,345

Caris Life Sciences, Inc.	10/06/22	7,954,682

Caris Life Sciences, Inc. Series D	5/11/21	25,968,770

Cleerly, Inc. Series C	7/08/22	15,142,394

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,403,602

Element Biosciences, Inc. Series C	6/21/21	11,763,880

ElevateBio LLC Series C	3/09/21	1,069,306

Evolent Health, Inc.	3/28/23	34,179,400

Galvanize Therapeutics Series B	3/29/22	6,399,572

Inscripta, Inc. Series E	3/30/21	11,322,073

Omada Health, Inc. Series E	12/22/21	12,908,103

Saluda Medical, Inc. Series E	4/06/23	9,328,137

The Beauty Health Co.	12/08/20	18,000,000

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	13,584,368

Wugen, Inc. Series B	7/09/21	3,523,377

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	-	715,510,934	715,510,934	902,484	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	189,954,325	554,847,067	470,789,660	442,764	-	-	274,011,732	1.0%
Total	189,954,325	1,270,358,001	1,186,300,594	1,345,248	-	-	274,011,732

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Zai Lab Ltd.	24,532,952	1,003,218	20,418,211	-	(16,658,059)	11,540,100	-
Total	24,532,952	1,003,218	20,418,211	-	(16,658,059)	11,540,100	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	7,942,460,773	7,598,897,160	336,716,904	6,846,709

Preferred Stocks	101,756,025	-	-	101,756,025

Money Market Funds	274,011,732	274,011,732	-	-
Total Investments in Securities:	8,318,228,530	7,872,908,892	336,716,904	108,602,734

The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$101,474,951
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(9,075,287)
Cost of Purchases	9,356,361
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$101,756,025
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$(9,075,287)
Other Investments in Securities
Beginning Balance	$7,954,682
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,107,973)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$6,846,709
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$(1,107,973)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Health Care Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $261,178,744) - See accompanying schedule:
Unaffiliated issuers (cost $5,525,027,723)	$8,044,216,798
Fidelity Central Funds (cost $274,009,982)	274,011,732

Total Investment in Securities (cost $5,799,037,705)		$8,318,228,530
Foreign currency held at value (cost $109)		109
Receivable for investments sold		16,926,220
Receivable for fund shares sold		974,115
Dividends receivable		3,184,600
Reclaims receivable		6,059,433
Distributions receivable from Fidelity Central Funds		86,985
Prepaid expenses		27,466
Other receivables		817,559
Total assets		8,346,305,017
Liabilities
Payable to custodian bank	$171,422
Payable for investments purchased	5,170,858
Payable for fund shares redeemed	5,460,385
Accrued management fee	3,530,136
Other affiliated payables	1,091,682
Other payables and accrued expenses	874,338
Collateral on securities loaned	273,989,906
Total Liabilities		290,288,727
Net Assets		$8,056,016,290
Net Assets consist of:
Paid in capital		$5,468,292,758
Total accumulated earnings (loss)		2,587,723,532
Net Assets		$8,056,016,290
Net Asset Value, offering price and redemption price per share ($8,056,016,290 ÷ 289,681,620 shares)		$27.81

Consolidated Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$22,478,785
Income from Fidelity Central Funds (including $442,764 from security lending)		1,345,248
Total Income		23,824,033
Expenses
Management fee	$21,925,237
Transfer agent fees	6,069,146
Accounting fees	548,302
Custodian fees and expenses	135,025
Independent trustees' fees and expenses	30,657
Registration fees	54,003
Audit	26,063
Legal	3,862
Interest	6,876
Miscellaneous	27,530
Total expenses before reductions	28,826,701
Expense reductions	(264,129)
Total expenses after reductions		28,562,572
Net Investment income (loss)		(4,738,539)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	202,396,153
Affiliated issuers	(16,658,059)
Foreign currency transactions	30,079
Total net realized gain (loss)		185,768,173
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated Issuers	(853,575)
Affiliated issuers	11,540,100
Assets and liabilities in foreign currencies	352,353
Total change in net unrealized appreciation (depreciation)		11,038,878
Net gain (loss)		196,807,051
Net increase (decrease) in net assets resulting from operations		$192,068,512
Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,738,539)	$(8,828,852)
Net realized gain (loss)	185,768,173	(77,062,320)
Change in net unrealized appreciation (depreciation)	11,038,878	(110,386,969)
Net increase (decrease) in net assets resulting from operations	192,068,512	(196,278,141)
Distributions to shareholders	-	(185,553,756)

Share transactions
Proceeds from sales of shares	323,547,118	519,950,859
Reinvestment of distributions	-	171,960,992
Cost of shares redeemed	(613,063,743)	(1,155,824,340)

Net increase (decrease) in net assets resulting from share transactions	(289,516,625)	(463,912,489)
Total increase (decrease) in net assets	(97,448,113)	(845,744,386)

Net Assets
Beginning of period	8,153,464,403	8,999,208,789
End of period	$8,056,016,290	$8,153,464,403

Other Information
Shares
Sold	11,557,855	19,098,646
Issued in reinvestment of distributions	-	5,803,593
Redeemed	(21,816,972)	(42,956,929)
Net increase (decrease)	(10,259,117)	(18,054,690)

Consolidated Financial Highlights
Health Care Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$27.18	$28.30	$32.18	$26.53	$24.48	$23.56
Income from Investment Operations
Net investment income (loss) C,D	(.02)	(.03)	(.03)	- E	.04	.02
Net realized and unrealized gain (loss)	.65	(.50)	(.92)	9.23	2.40	2.90
Total from investment operations	.63	(.53)	(.95)	9.23	2.44	2.92
Distributions from net investment income	-	-	(.04) F	(.18)	(.03)	(.03)
Distributions from net realized gain	-	(.59)	(2.89) F	(3.40)	(.36)	(1.97)
Total distributions	-	(.59)	(2.93)	(3.58)	(.39)	(2.00)
Net asset value, end of period	$27.81	$27.18	$28.30	$32.18	$26.53	$24.48
Total Return G,H	2.32%	(2.05)%	(3.67)%	36.00%	9.84%	13.30%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.69% K	.69%	.68%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.68% K	.68%	.67%	.69%	.70%	.71%
Expenses net of all reductions	.68% K	.68%	.67%	.69%	.70%	.71%
Net investment income (loss)	(.11)% K	(.10)%	(.10)%	(.01)%	.16%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$8,056,016	$8,153,464	$8,999,209	$10,353,077	$7,220,187	$7,450,707
Portfolio turnover rate L	44% K	40%	31%	52%	36% M	60% M

AFor the year ended February 29.

BPer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

EAmount represents less than $.005 per share.

FThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Health Care Services Portfolio
Consolidated Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

UnitedHealth Group, Inc.	24.5
CVS Health Corp.	9.9
Cigna Group	8.9
Centene Corp.	6.0
Humana, Inc.	4.8
McKesson Corp.	4.8
Molina Healthcare, Inc.	4.7
Cencora, Inc.	4.7
Acadia Healthcare Co., Inc.	3.3
agilon health, Inc.	3.1
74.7

Industries (% of Fund's net assets)

Health Care Providers & Services	96.4
Health Care Technology	1.8
Financial Services	0.1

Health Care Services Portfolio
Consolidated Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
Health Care Providers & Services - 96.4%
Health Care Distributors - 9.5%
Cencora, Inc.	406,800	71,588,664
McKesson Corp.	175,200	72,238,464
		143,827,128
Health Care Facilities - 14.4%
Acadia Healthcare Co., Inc. (a)	645,000	49,729,500
Encompass Health Corp.	556,700	39,547,968
HCA Holdings, Inc.	158,700	44,007,510
Surgery Partners, Inc. (a)	1,111,757	40,312,309
U.S. Physical Therapy, Inc. (b)	180,300	18,179,649
Universal Health Services, Inc. Class B	207,700	27,977,190
		219,754,126
Health Care Services - 27.5%
agilon health, Inc. (a)(b)	2,649,100	46,942,052
Andlauer Healthcare Group, Inc.	184,939	6,022,288
Chemed Corp.	52,200	26,697,168
Cigna Group	488,672	135,000,527
CVS Health Corp.	2,302,470	150,051,970
LifeStance Health Group, Inc. (a)(b)	2,746,450	22,548,355
Privia Health Group, Inc. (a)(b)	1,154,800	30,313,500
		417,575,860
Managed Health Care - 45.0%
Alignment Healthcare, Inc. (a)	829,296	4,843,089
Centene Corp. (a)	1,467,684	90,482,719
Elevance Health, Inc.	91,302	40,356,397
HealthEquity, Inc. (a)	460,900	31,133,795
Humana, Inc.	157,600	72,752,888
Molina Healthcare, Inc. (a)	231,900	71,916,828
UnitedHealth Group, Inc.	780,850	372,137,491
		683,623,207
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,464,780,321
Health Care Technology - 1.3%
Health Care Technology - 1.3%
Evolent Health, Inc. (a)	380,100	9,696,351
Evolent Health, Inc. (c)	120,300	2,915,410
Phreesia, Inc. (a)	239,335	6,813,867
		19,425,628
TOTAL COMMON STOCKS (Cost $928,566,178)		1,484,205,949

Preferred Stocks - 0.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Health Care Technology - 0.5%
Health Care Technology - 0.5%
Aledade, Inc.:
Series B1(a)(c)(d)	52,232	2,617,868
Series E1(a)(c)(d)	40,149	2,012,268
Series F(c)(d)	59,859	3,000,133
		7,630,269
Nonconvertible Preferred Stocks - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(e)	69,639	929,681

TOTAL PREFERRED STOCKS (Cost $9,049,251)		8,559,950

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (f)	21,665,723	21,670,056
Fidelity Securities Lending Cash Central Fund 5.44% (f)(g)	74,837,045	74,844,529
TOTAL MONEY MARKET FUNDS (Cost $96,514,585)		96,514,585

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $1,034,130,014)	1,589,280,484
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(70,685,597)
NET ASSETS - 100.0%	1,518,594,887

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,475,360 or 0.8% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,000,000

Aledade, Inc. Series E1	5/20/22	1,999,998

Aledade, Inc. Series F	6/07/23	2,999,983

Evolent Health, Inc.	3/28/23	3,488,700

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	1,998,863

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	18,116,844	177,363,411	173,810,199	219,873	-	-	21,670,056	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	63,170,610	272,563,761	260,889,842	57,834	-	-	74,844,529	0.3%
Total	81,287,454	449,927,172	434,700,041	277,707	-	-	96,514,585

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,484,205,949	1,481,290,539	2,915,410	-

Preferred Stocks	8,559,950	-	-	8,559,950

Money Market Funds	96,514,585	96,514,585	-	-
Total Investments in Securities:	1,589,280,484	1,577,805,124	2,915,410	8,559,950
Health Care Services Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $70,685,196) - See accompanying schedule:
Unaffiliated issuers (cost $937,615,429)	$1,492,765,899
Fidelity Central Funds (cost $96,514,585)	96,514,585

Total Investment in Securities (cost $1,034,130,014)		$1,589,280,484
Receivable for investments sold		5,525,643
Receivable for fund shares sold		937,358
Dividends receivable		248,574
Distributions receivable from Fidelity Central Funds		63,044
Prepaid expenses		4,332
Other receivables		152,348
Total assets		1,596,211,783
Liabilities
Payable for investments purchased	$16,093
Payable for fund shares redeemed	1,692,248
Accrued management fee	690,047
Other affiliated payables	267,795
Other payables and accrued expenses	109,613
Collateral on securities loaned	74,841,100
Total Liabilities		77,616,896
Net Assets		$1,518,594,887
Net Assets consist of:
Paid in capital		$977,949,826
Total accumulated earnings (loss)		540,645,061
Net Assets		$1,518,594,887
Net Asset Value, offering price and redemption price per share ($1,518,594,887 ÷ 12,279,689 shares)		$123.67

Consolidated Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$8,643,854
Income from Fidelity Central Funds (including $57,834 from security lending)		277,707
Total Income		8,921,561
Expenses
Management fee	$4,288,301
Transfer agent fees	1,419,201
Accounting fees	224,908
Custodian fees and expenses	8,138
Independent trustees' fees and expenses	5,701
Registration fees	43,619
Audit	18,416
Legal	1,545
Interest	710
Miscellaneous	4,793
Total expenses before reductions	6,015,332
Expense reductions	(51,575)
Total expenses after reductions		5,963,757
Net Investment income (loss)		2,957,804
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	23,033,580
Foreign currency transactions	139
Total net realized gain (loss)		23,033,719
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated Issuers	(38,448,898)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(38,448,899)
Net gain (loss)		(15,415,180)
Net increase (decrease) in net assets resulting from operations		$(12,457,376)
Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,957,804	$3,245,186
Net realized gain (loss)	23,033,719	(18,501,064)
Change in net unrealized appreciation (depreciation)	(38,448,899)	(28,481,459)
Net increase (decrease) in net assets resulting from operations	(12,457,376)	(43,737,337)
Distributions to shareholders	-	(70,592,721)

Share transactions
Proceeds from sales of shares	134,029,446	1,010,359,737
Reinvestment of distributions	-	65,526,668
Cost of shares redeemed	(311,679,350)	(466,886,272)

Net increase (decrease) in net assets resulting from share transactions	(177,649,904)	609,000,133
Total increase (decrease) in net assets	(190,107,280)	494,670,075

Net Assets
Beginning of period	1,708,702,167	1,214,032,092
End of period	$1,518,594,887	$1,708,702,167

Other Information
Shares
Sold	1,062,663	7,599,624
Issued in reinvestment of distributions	-	474,418
Redeemed	(2,477,689)	(3,577,704)
Net increase (decrease)	(1,415,026)	4,496,338

Consolidated Financial Highlights
Health Care Services Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$124.77	$131.98	$121.44	$94.72	$89.28	$92.21
Income from Investment Operations
Net investment income (loss) B,C	.23	.28	.29	.06	.23	.13
Net realized and unrealized gain (loss)	(1.33)	(.47)	20.01	27.59	5.50	8.27
Total from investment operations	(1.10)	(.19)	20.30	27.65	5.73	8.40
Distributions from net investment income	-	(.31)	(.22) D	(.93)	(.29)	(.10)
Distributions from net realized gain	-	(6.71)	(9.55) D	-	-	(11.23)
Total distributions	-	(7.02)	(9.76) E	(.93)	(.29)	(11.33)
Net asset value, end of period	$123.67	$124.77	$131.98	$121.44	$94.72	$89.28
Total Return F,G	(.88)%	(.64)%	16.85%	29.43%	6.39%	9.61%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.73%	.71%	.73%	.75%	.76%
Expenses net of fee waivers, if any	.73% J	.73%	.71%	.73%	.75%	.76%
Expenses net of all reductions	.73% J	.73%	.71%	.73%	.75%	.76%
Net investment income (loss)	.36% J	.21%	.22%	.05%	.25%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,518,595	$1,708,702	$1,214,032	$1,100,913	$1,003,206	$1,343,070
Portfolio turnover rate K	28% J	30%	35%	34%	37%	60%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Medical Technology and Devices Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Thermo Fisher Scientific, Inc.	15.1
Danaher Corp.	13.9
Boston Scientific Corp.	12.7
Stryker Corp.	5.6
Penumbra, Inc.	4.5
Intuitive Surgical, Inc.	4.0
IQVIA Holdings, Inc.	3.7
Veeva Systems, Inc. Class A	2.8
Abbott Laboratories	2.7
Masimo Corp.	2.6
67.6

Industries (% of Fund's net assets)

Health Care Equipment & Supplies	45.2
Life Sciences Tools & Services	41.9
Health Care Technology	5.5
Health Care Providers & Services	3.3
Biotechnology	2.7
Textiles, Apparel & Luxury Goods	0.4
Financial Services	0.3
Personal Care Products	0.3
Pharmaceuticals	0.1

Medical Technology and Devices Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
Biotechnology - 1.7%
Biotechnology - 1.7%
Natera, Inc. (a)(b)	600,000	35,238,000
Oxford BioMedica PLC (a)	4,000,000	16,341,720
Repligen Corp. (a)(b)	340,000	59,129,400
		110,709,120
Financial Services - 0.0%
Specialized Finance - 0.0%
Saluda Medical, Inc. warrants 1/20/27 (a)(c)(d)	235,185	623,240
Health Care Equipment & Supplies - 44.7%
Health Care Equipment - 43.8%
Abbott Laboratories	1,670,000	171,843,000
Boston Scientific Corp. (a)	15,280,000	824,203,200
DexCom, Inc. (a)	600,000	60,588,000
GE Healthcare Holding LLC	600,000	42,270,000
Glaukos Corp. (a)	746,100	56,061,954
Inspire Medical Systems, Inc. (a)	460,000	104,364,800
Insulet Corp. (a)	697,000	133,621,870
Intuitive Surgical, Inc. (a)	820,000	256,397,600
iRhythm Technologies, Inc. (a)(b)	500,000	51,685,000
Masimo Corp. (a)	1,450,000	165,706,000
Nevro Corp. (a)	1,000,000	20,040,000
Novocure Ltd. (a)(b)	807,700	17,817,862
Outset Medical, Inc. (a)(b)	1,000,000	13,610,000
Penumbra, Inc. (a)(b)	1,100,000	290,950,000
PROCEPT BioRobotics Corp. (a)(b)	1,180,000	40,249,800
ResMed, Inc.	900,000	143,631,000
Shockwave Medical, Inc. (a)(b)	185,000	40,772,150
Stryker Corp.	1,280,000	362,944,000
Tandem Diabetes Care, Inc. (a)(b)	1,450,700	39,691,152
		2,836,447,388
Health Care Supplies - 0.9%
ICU Medical, Inc. (a)(b)	326,065	47,289,207
Lantheus Holdings, Inc. (a)	142,241	9,734,974
		57,024,181
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,893,471,569
Health Care Providers & Services - 3.0%
Health Care Services - 3.0%
agilon health, Inc. (a)	3,723,856	65,986,728
Guardant Health, Inc. (a)	430,000	16,804,400
LifeStance Health Group, Inc. (a)(b)	6,400,000	52,544,000
Privia Health Group, Inc. (a)	2,156,600	56,610,750
		191,945,878
Health Care Technology - 4.8%
Health Care Technology - 4.8%
DNA Script (a)(c)(d)	1,220	770,302
DNA Script (a)(c)(d)	4,668	2,947,353
Doximity, Inc. (a)(b)	840,000	20,025,600
Evolent Health, Inc. (c)	1,003,500	24,319,321
Evolent Health, Inc. (a)	1,256,500	32,053,315
Phreesia, Inc. (a)	1,760,000	50,107,200
Veeva Systems, Inc. Class A (a)	860,000	179,482,000
		309,705,091
Life Sciences Tools & Services - 41.9%
Life Sciences Tools & Services - 41.9%
10X Genomics, Inc. (a)	1,826,466	94,702,262
10X Genomics, Inc. Class B (a)(e)	392,772	20,365,228
Bio-Techne Corp.	831,200	65,166,080
Bruker Corp.	1,600,000	104,960,000
Danaher Corp.	3,400,000	901,000,000
Eurofins Scientific SA (b)	500,000	30,817,227
Fortrea Holdings, Inc.	600,000	16,530,000
IQVIA Holdings, Inc. (a)	1,080,000	240,440,400
Lonza Group AG	75,000	41,369,346
Olink Holding AB ADR (a)(b)	1,233,000	20,381,490
Pacific Biosciences of California, Inc. (a)	1,900,000	21,432,000
Sartorius Stedim Biotech	100,000	28,420,814
Seer, Inc. (a)	2,800,000	7,364,000
Thermo Fisher Scientific, Inc.	1,760,000	980,496,001
West Pharmaceutical Services, Inc.	345,000	140,380,500
		2,713,825,348
Personal Care Products - 0.3%
Personal Care Products - 0.3%
The Beauty Health Co. (a)(b)	535,900	3,301,144
The Beauty Health Co. (a)(c)	3,000,000	18,480,000
		21,781,144
TOTAL COMMON STOCKS (Cost $3,809,207,906)		6,242,061,390

Convertible Preferred Stocks - 3.0%
	Shares	Value ($)
Biotechnology - 1.0%
Biotechnology - 1.0%
Asimov, Inc. Series B (a)(c)(d)	97,985	4,491,632
Caris Life Sciences, Inc. Series D (a)(c)(d)	2,803,935	13,514,967
Element Biosciences, Inc. Series B (a)(c)(d)	2,385,223	33,369,270
ElevateBio LLC Series C (a)(c)(d)	214,700	895,299
Inscripta, Inc. Series D (a)(c)(d)	3,938,731	15,006,565
		67,277,733
Financial Services - 0.3%
Specialized Finance - 0.3%
Saluda Medical, Inc. Series D (c)(d)	1,567,904	18,250,403
Health Care Equipment & Supplies - 0.2%
Health Care Supplies - 0.2%
Kardium, Inc. Series D6 (a)(c)(d)	13,783,189	13,645,357
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
Conformal Medical, Inc.:
Series C (a)(c)(d)	2,605,625	11,412,638
Series D (c)(d)	525,299	2,658,013
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	309,255	2,421,467
		16,492,118
Health Care Technology - 0.7%
Health Care Technology - 0.7%
Aledade, Inc.:
Series B1 (a)(c)(d)	175,232	8,782,628
Series E1 (a)(c)(d)	58,567	2,935,378
DNA Script:
Series B (a)(c)(d)	59	37,252
Series C (a)(c)(d)	28,249	17,836,286
Omada Health, Inc. Series E (a)(c)(d)	2,182,939	7,574,798
PrognomIQ, Inc.:
Series A5 (a)(c)(d)	833,333	1,374,999
Series B (a)(c)(d)	2,735,093	6,372,767
Series C (a)(c)(d)	752,098	2,000,581
		46,914,689
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (a)(c)(d)	3,641,139	5,680,177
Textiles, Apparel & Luxury Goods - 0.4%
Textiles - 0.4%
Freenome, Inc.:
Series C (a)(c)(d)	2,268,156	17,646,254
Series D (a)(c)(d)	1,325,855	10,832,235
		28,478,489
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $201,503,739)		196,738,966

Preferred Securities - 0.3%
	Principal Amount (f)	Value ($)
Health Care Equipment & Supplies - 0.3%
Health Care Supplies - 0.3%
Kardium, Inc. 0% (c)(d)(g) (Cost $19,551,861)	19,551,861	19,063,064

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (h)	14,891,786	14,894,764
Fidelity Securities Lending Cash Central Fund 5.44% (h)(i)	144,015,183	144,029,584
TOTAL MONEY MARKET FUNDS (Cost $158,924,348)		158,924,348

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $4,189,187,854)	6,616,787,768
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(139,945,998)
NET ASSETS - 100.0%	6,476,841,770

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262,942,246 or 4.1% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,365,228 or 0.3% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	6,709,756

Aledade, Inc. Series E1	5/20/22	2,917,480

Asimov, Inc. Series B	10/29/21	9,081,318

Caris Life Sciences, Inc. Series D	5/11/21	22,711,874

Conformal Medical, Inc. Series C	7/24/20	9,554,996

Conformal Medical, Inc. Series D	5/26/23	2,668,340

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	4,392,395

DNA Script	12/17/21	4,714,776

DNA Script Series B	12/17/21	47,244

DNA Script Series C	10/01/21	24,572,393

Element Biosciences, Inc. Series B	12/13/19	12,500,000

ElevateBio LLC Series C	3/09/21	900,667

Evolent Health, Inc.	3/28/23	29,101,500

Freenome, Inc. Series C	8/14/20	14,999,996

Freenome, Inc. Series D	11/22/21	9,999,996

Galvanize Therapeutics Series B	3/29/22	6,303,849

Inscripta, Inc. Series D	11/13/20	18,000,001

Kardium, Inc. Series D6	12/30/20	14,001,515

Kardium, Inc. 0%	12/30/20	19,551,861

Omada Health, Inc. Series E	12/22/21	13,087,156

PrognomIQ, Inc. Series A5	8/20/20	503,333

PrognomIQ, Inc. Series B	9/11/20	6,249,999

PrognomIQ, Inc. Series C	2/16/22	2,301,420

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	20,000,011

The Beauty Health Co.	12/08/20	30,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	12,569,252	593,411,663	591,086,151	567,601	-	-	14,894,764	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	104,979,490	831,717,909	792,667,815	198,712	-	-	144,029,584	0.5%
Total	117,548,742	1,425,129,572	1,383,753,966	766,313	-	-	158,924,348

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nevro Corp.	62,880,000	3,049,788	29,080,318	-	(46,817,463)	30,007,993	-
Total	62,880,000	3,049,788	29,080,318	-	(46,817,463)	30,007,993	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	6,242,061,390	6,172,031,828	65,688,667	4,340,895

Convertible Preferred Stocks	196,738,966	-	-	196,738,966

Preferred Securities	19,063,064	-	-	19,063,064

Money Market Funds	158,924,348	158,924,348	-	-
Total Investments in Securities:	6,616,787,768	6,330,956,176	65,688,667	220,142,925

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$205,989,012
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(11,918,386)
Cost of Purchases	2,668,340
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	18,140,649
Transfers out of Level 3	(18,140,649)
Ending Balance	$196,738,966
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$(11,918,386)
Other Investments in Securities
Beginning Balance	$23,709,662
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(305,703)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	585,611
Transfers out of Level 3	(585,611)
Ending Balance	$23,403,959
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$(305,703)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's  Statement of Operations.

Medical Technology and Devices Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $140,431,344) - See accompanying schedule:
Unaffiliated issuers (cost $4,030,263,506)	$6,457,863,420
Fidelity Central Funds (cost $158,924,348)	158,924,348

Total Investment in Securities (cost $4,189,187,854)		$6,616,787,768
Foreign currency held at value (cost $106)		106
Receivable for investments sold		27,428,090
Receivable for fund shares sold		578,944
Dividends receivable		954,796
Distributions receivable from Fidelity Central Funds		46,349
Prepaid expenses		19,600
Other receivables		293,362
Total assets		6,646,109,015
Liabilities
Payable for investments purchased	$15,279,604
Payable for fund shares redeemed	5,783,654
Accrued management fee	2,827,279
Other affiliated payables	990,576
Other payables and accrued expenses	365,113
Collateral on securities loaned	144,021,019
Total Liabilities		169,267,245
Net Assets		$6,476,841,770
Net Assets consist of:
Paid in capital		$4,148,622,449
Total accumulated earnings (loss)		2,328,219,321
Net Assets		$6,476,841,770
Net Asset Value, offering price and redemption price per share ($6,476,841,770 ÷ 104,010,204 shares)		$62.27

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$9,979,816
Income from Fidelity Central Funds (including $198,712 from security lending)		766,313
Total Income		10,746,129
Expenses
Management fee	$18,243,225
Transfer agent fees	5,509,207
Accounting fees	519,489
Custodian fees and expenses	105,635
Independent trustees' fees and expenses	26,594
Registration fees	27,579
Audit	18,794
Legal	2,297
Interest	6,994
Miscellaneous	22,550
Total expenses before reductions	24,482,364
Expense reductions	(219,409)
Total expenses after reductions		24,262,955
Net Investment income (loss)		(13,516,826)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	310,747,049
Affiliated issuers	(46,817,463)
Foreign currency transactions	193,795
Total net realized gain (loss)		264,123,381
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(199,272,850)
Affiliated issuers	30,007,993
Assets and liabilities in foreign currencies	22,925
Total change in net unrealized appreciation (depreciation)		(169,241,932)
Net gain (loss)		94,881,449
Net increase (decrease) in net assets resulting from operations		$81,364,623
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(13,516,826)	$(28,170,066)
Net realized gain (loss)	264,123,381	(246,035,026)
Change in net unrealized appreciation (depreciation)	(169,241,932)	(771,561,689)
Net increase (decrease) in net assets resulting from operations	81,364,623	(1,045,766,781)
Distributions to shareholders	-	(137,786,409)

Share transactions
Proceeds from sales of shares	191,300,594	418,873,849
Reinvestment of distributions	-	128,702,740
Cost of shares redeemed	(707,308,116)	(1,358,373,047)

Net increase (decrease) in net assets resulting from share transactions	(516,007,522)	(810,796,458)
Total increase (decrease) in net assets	(434,642,899)	(1,994,349,648)

Net Assets
Beginning of period	6,911,484,669	8,905,834,317
End of period	$6,476,841,770	$6,911,484,669

Other Information
Shares
Sold	2,976,904	6,616,291
Issued in reinvestment of distributions	-	1,786,046
Redeemed	(11,100,431)	(22,012,597)
Net increase (decrease)	(8,123,527)	(13,610,260)

Financial Highlights
Medical Technology and Devices Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$61.64	$70.83	$74.99	$55.88	$52.92	$46.09
Income from Investment Operations
Net investment income (loss) B,C	(.12)	(.24)	(.37)	(.24)	(.08)	(.04)
Net realized and unrealized gain (loss)	.75	(7.84)	2.97	24.19	4.10	10.40
Total from investment operations	.63	(8.08)	2.60	23.95	4.02	10.36
Distributions from net realized gain	-	(1.11)	(6.76)	(4.84)	(1.06)	(3.53)
Total distributions	-	(1.11)	(6.76)	(4.84)	(1.06)	(3.53)
Net asset value, end of period	$62.27	$61.64	$70.83	$74.99	$55.88	$52.92
Total Return D,E	1.02%	(11.64)%	2.95%	44.20%	7.46%	23.85%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.70% H	.70%	.68%	.70%	.71%	.73%
Expenses net of fee waivers, if any	.70% H	.70%	.68%	.70%	.71%	.73%
Expenses net of all reductions	.70% H	.70%	.68%	.70%	.71%	.73%
Net investment income (loss)	(.39)% H	(.38)%	(.46)%	(.36)%	(.15)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,476,842	$6,911,485	$8,905,834	$8,673,299	$6,058,766	$6,787,645
Portfolio turnover rate I	47% H	37%	32%	58%	35%	43%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Pharmaceuticals Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Eli Lilly & Co.	21.3
Novo Nordisk A/S Series B sponsored ADR	11.9
AstraZeneca PLC sponsored ADR	9.5
Sanofi SA sponsored ADR	7.0
Merck & Co., Inc.	4.8
GSK PLC sponsored ADR	4.2
UCB SA	3.2
Royalty Pharma PLC	3.2
Gilead Sciences, Inc.	3.2
Roche Holding AG (participation certificate)	2.7
71.0

Industries (% of Fund's net assets)

Pharmaceuticals	76.5
Biotechnology	18.3
Life Sciences Tools & Services	2.5
Health Care Equipment & Supplies	1.9
Financial Services	0.3
Consumer Staples Distribution & Retail	0.0
Software	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Pharmaceuticals Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
Biotechnology - 18.1%
Biotechnology - 18.1%
Acelyrin, Inc.	160,830	3,870,131
Acelyrin, Inc. rights (a)(b)	19,543	446,759
Allovir, Inc. (a)(c)	661,100	2,069,243
Alnylam Pharmaceuticals, Inc. (a)	14,671	2,902,217
Arcus Biosciences, Inc. (a)	244,400	5,010,200
Argenx SE (a)	6,300	3,166,280
Ascendis Pharma A/S sponsored ADR (a)	36,100	3,538,522
Avidity Biosciences, Inc. (a)	507,400	3,835,944
Beam Therapeutics, Inc. (a)(c)	134,700	3,122,346
Biogen, Inc. (a)	68,800	18,394,368
Blueprint Medicines Corp. (a)	200,800	10,011,888
Cytokinetics, Inc. (a)	85,900	3,001,346
Dyne Therapeutics, Inc. (a)	478,500	5,454,900
Galapagos NV sponsored ADR (a)	36,900	1,398,141
Generation Bio Co. (a)	394,176	1,884,161
Gilead Sciences, Inc.	353,200	27,012,736
Intellia Therapeutics, Inc. (a)	133,200	4,992,336
Karuna Therapeutics, Inc. (a)	2,300	431,848
Leap Therapeutics, Inc. warrants 1/31/26 (a)	60,600	358
Legend Biotech Corp. ADR (a)(c)	237,400	16,466,064
Monte Rosa Therapeutics, Inc. (a)(c)	367,700	2,158,399
Prothena Corp. PLC (a)	83,800	4,426,316
PTC Therapeutics, Inc. (a)	295,600	11,676,200
Sarepta Therapeutics, Inc. (a)	97,000	11,737,970
uniQure B.V. (a)	150,300	1,309,113
Xenon Pharmaceuticals, Inc. (a)	175,900	6,856,582
		155,174,368
Consumer Staples Distribution & Retail - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)	3,333	536
Health Care Equipment & Supplies - 1.9%
Health Care Equipment - 0.9%
Inspire Medical Systems, Inc. (a)	21,800	4,945,984
Pulmonx Corp. (a)	288,700	3,019,802
		7,965,786
Health Care Supplies - 1.0%
Lantheus Holdings, Inc. (a)	119,700	8,192,268
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		16,158,054
Life Sciences Tools & Services - 2.5%
Life Sciences Tools & Services - 2.5%
Gerresheimer AG	167,800	21,816,276
Pharmaceuticals - 76.5%
Pharmaceuticals - 76.5%
Arvinas Holding Co. LLC (a)	26,300	741,923
AstraZeneca PLC sponsored ADR	1,199,200	81,329,744
Axsome Therapeutics, Inc. (a)(c)	43,400	3,506,720
Bristol-Myers Squibb Co.	143,980	8,876,367
Catalent, Inc. (a)	77,600	3,877,672
Edgewise Therapeutics, Inc. (a)	436,300	2,726,875
Eli Lilly & Co.	328,761	182,199,349
Fulcrum Therapeutics, Inc. (a)	762,000	4,213,860
GSK PLC sponsored ADR	1,020,860	35,862,812
Harmony Biosciences Holdings, Inc. (a)	144,577	5,240,916
Indivior PLC (a)	303,000	6,985,895
Merck & Co., Inc.	372,636	40,609,871
Merck KGaA	128,900	23,202,271
Novartis AG sponsored ADR	24,896	2,501,550
Novo Nordisk A/S Series B sponsored ADR	549,900	102,072,438
Reata Pharmaceuticals, Inc. (a)	30,000	5,070,000
Roche Holding AG (participation certificate)	79,746	23,404,527
Royalty Pharma PLC	912,300	27,204,786
Sanofi SA sponsored ADR	1,133,122	60,259,428
Structure Therapeutics, Inc. ADR	98,000	2,762,620
UCB SA	309,000	27,743,312
Ventyx Biosciences, Inc. (a)	141,000	4,723,500
		655,116,436
TOTAL COMMON STOCKS (Cost $602,926,363)		848,265,670

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
Biotechnology - 0.2%
Biotechnology - 0.2%
Aeglea BioTherapeutics, Inc. Series A (d)	304	166,060
Castle Creek Biosciences, Inc.:
Series D1 (a)(b)(d)	6,308	1,227,852
Series D2 (a)(b)(d)	85	14,596
		1,408,508
Financial Services - 0.3%
Diversified Financial Services - 0.3%
Paragon Biosciences Emalex Capital, Inc.:
Series C (a)(b)(d)	158,879	1,714,304
Series D1 (b)(d)	14,400	155,808
Series D2 (b)(d)	22,477	230,164
		2,100,276
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(b)(d)	200	42,284
Software - 0.0%
Systems Software - 0.0%
Evozyne LLC Series A (a)(b)(d)	5,900	80,004
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,724,244)		3,631,072

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (e)	2,494,533	2,495,031
Fidelity Securities Lending Cash Central Fund 5.44% (e)(f)	9,640,594	9,641,560
TOTAL MONEY MARKET FUNDS (Cost $12,136,590)		12,136,591

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $618,787,197)	864,033,333
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(7,330,501)
NET ASSETS - 100.0%	856,702,832

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,631,072 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aeglea BioTherapeutics, Inc. Series A	6/22/23	88,488

Castle Creek Biosciences, Inc. Series D1	4/19/22	1,356,409

Castle Creek Biosciences, Inc. Series D2	6/28/21	14,700

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	82,370

Evozyne LLC Series A	4/09/21	132,573

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,700,005

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	155,952

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	193,747

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	16,717,912	95,225,193	109,448,074	176,088	-	-	2,495,031	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	7,206,158	99,587,867	97,152,466	27,606	-	1	9,641,560	0.0%
Total	23,924,070	194,813,060	206,600,540	203,694	-	1	12,136,591

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	848,265,670	817,377,615	30,441,296	446,759

Convertible Preferred Stocks	3,631,072	-	166,060	3,465,012

Money Market Funds	12,136,591	12,136,591	-	-
Total Investments in Securities:	864,033,333	829,514,206	30,607,356	3,911,771
Pharmaceuticals Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,340,736) - See accompanying schedule:
Unaffiliated issuers (cost $606,650,607)	$851,896,742
Fidelity Central Funds (cost $12,136,590)	12,136,591

Total Investment in Securities (cost $618,787,197)		$864,033,333
Cash		8,146
Foreign currency held at value (cost $421)		416
Receivable for investments sold		38,305,908
Receivable for fund shares sold		201,183
Dividends receivable		1,480,380
Reclaims receivable		1,987,942
Distributions receivable from Fidelity Central Funds		24,011
Prepaid expenses		2,878
Other receivables		167,776
Total assets		906,211,973
Liabilities
Payable for investments purchased	$38,530,238
Payable for fund shares redeemed	636,706
Accrued management fee	367,576
Other affiliated payables	142,740
Other payables and accrued expenses	191,031
Collateral on securities loaned	9,640,850
Total Liabilities		49,509,141
Net Assets		$856,702,832
Net Assets consist of:
Paid in capital		$585,259,121
Total accumulated earnings (loss)		271,443,711
Net Assets		$856,702,832
Net Asset Value, offering price and redemption price per share ($856,702,832 ÷ 35,673,758 shares)		$24.01

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$9,354,919
Foreign Tax Reclaims		469,765
Income from Fidelity Central Funds (including $27,606 from security lending)		203,694
Income before foreign taxes withheld		$10,028,378
Less foreign taxes withheld		(1,283,765)
Total Income		8,744,613
Expenses
Management fee	$2,172,285
Transfer agent fees	719,851
Accounting fees	127,998
Custodian fees and expenses	(29,878)
Independent trustees' fees and expenses	2,980
Registration fees	34,271
Audit	18,940
Legal	1,982
Interest	10,357
Miscellaneous	2,808
Total expenses before reductions	3,061,594
Expense reductions	(25,727)
Total expenses after reductions		3,035,867
Net Investment income (loss)		5,708,746
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	22,423,587
Foreign currency transactions	16,623
Total net realized gain (loss)		22,440,210
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	86,402,599
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	78,972
Total change in net unrealized appreciation (depreciation)		86,481,572
Net gain (loss)		108,921,782
Net increase (decrease) in net assets resulting from operations		$114,630,528
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,708,746	$8,244,064
Net realized gain (loss)	22,440,210	68,024,817
Change in net unrealized appreciation (depreciation)	86,481,572	(60,969,551)
Net increase (decrease) in net assets resulting from operations	114,630,528	15,299,330
Distributions to shareholders	(35,689,983)	(41,990,940)

Share transactions
Proceeds from sales of shares	91,676,393	164,880,948
Reinvestment of distributions	33,293,102	39,396,332
Cost of shares redeemed	(108,386,207)	(351,154,587)

Net increase (decrease) in net assets resulting from share transactions	16,583,288	(146,877,307)
Total increase (decrease) in net assets	95,523,833	(173,568,917)

Net Assets
Beginning of period	761,178,999	934,747,916
End of period	$856,702,832	$761,178,999

Other Information
Shares
Sold	3,933,319	7,124,169
Issued in reinvestment of distributions	1,473,798	1,698,146
Redeemed	(4,700,986)	(15,341,002)
Net increase (decrease)	706,131	(6,518,687)

Financial Highlights
Pharmaceuticals Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.77	$22.53	$23.92	$21.71	$21.07	$18.82
Income from Investment Operations
Net investment income (loss) B,C	.16	.23	.27	.27	.29	.29
Net realized and unrealized gain (loss)	3.12	.19	.97	4.04	2.29	2.34
Total from investment operations	3.28	.42	1.24	4.31	2.58	2.63
Distributions from net investment income	-	(.30)	(.28)	(.31)	(.31)	(.28)
Distributions from net realized gain	(1.04)	(.88)	(2.35)	(1.79)	(1.64)	(.10)
Total distributions	(1.04)	(1.18)	(2.63)	(2.10)	(1.94) D	(.38)
Net asset value, end of period	$24.01	$21.77	$22.53	$23.92	$21.71	$21.07
Total Return E,F	15.34%	1.60%	5.15%	20.46%	12.06%	14.15%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I	.76%	.75%	.77%	.78%	.80%
Expenses net of fee waivers, if any	.73% I	.76%	.75%	.77%	.78%	.79%
Expenses net of all reductions	.73% I	.76%	.75%	.76%	.77%	.79%
Net investment income (loss)	1.38% I	.99%	1.10%	1.13%	1.36%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$856,703	$761,179	$934,748	$833,380	$764,285	$747,604
Portfolio turnover rate J	62% I	45%	29%	32%	52%	55%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The financial statements for Biotechnology Portfolio, Health Care Portfolio and Health Care Services Portfolio have been consolidated to include the Subsidiary accounts (see Consolidated Subsidiary note below).

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Biotechnology Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$149,784,764	Market comparable	Enterprise value/Revenue multiple (EV/R)	24.9	Increase
		Recovery value	Recovery value	$0.00 - $5.51 / $5.50	Increase
		Market Approach	Transaction price	$2.42 - $105.86 / $56.36	Increase
			Discount rate	4.6% - 50.0% / 28.4%	Decrease
			Volatility	85.0%	Increase
			Discount for lack of marketability (DLOM)	5.0% - 8.8% / 7.2%	Decrease
			Term	3.0	Increase
		Discounted cash flow	Discount rate	5.2% - 15.5% / 10.8%	Decrease
			Probability rate	0.0% - 90.0% / 39.0%	Increase
			Term	0.3 - 7.7 / 4.4	Increase
		Black scholes	Discount rate	4.6% - 5.0% / 4.6%	Increase
			Volatility	80.0% - 85.0% / 82.1%	Increase
			Term	2.0 - 3.0 / 1.8	Increase

Health Care Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$108,602,734	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.0 - 24.9/6.5	Increase
		Recovery Value	Recovery Value	$5.51	Increase
		Market Approach	Transaction price Discount rate	$7.75 - $20.56 / $13.34 30.0% - 55.0% / 39.6%	Increase Decrease
		Black scholes	Discount rate	4.5% - 5.2% / 4.8%	Increase
			Volatility	45.0% - 90.0% / 52.8%	Increase
			Term	1.5 - 4.0/2.9	Increase

Medical Technology and Devices Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$201,079,861	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.0 - 24.9/6.7	Increase
		Market Approach	Transaction price Discount rate	$1.02 - $20.56 / $11.08 15.0% - 55.0% / 27.7%	Increase Decrease
		Discounted cash flow	Weighted average cost of capital (WACC)	30.7%	Decrease
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.5% - 5.2% / 4.8%	Increase
			Volatility	55.0% - 80.0% / 68.0%	Increase
			Term	1.5 - 4.0/2.5	Increase
Preferred Securities	$19,063,064	Market Approach	Transaction price	$100.00	Increase
		Black scholes	Discount rate	4.7%	Increase
			Volatility	70.0%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Biotechnology Portfolio	$1,176,106
Health Care Portfolio	773,106
Health Care Services Portfolio	87,047
Medical Technology and Devices Portfolio	251,944
Pharmaceuticals Portfolio	159,668

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation, capital loss carryforwards, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Biotechnology Portfolio	$3,707,697,619	$1,676,339,755	$(474,201,561)	$1,202,138,194
Health Care Portfolio	5,828,322,391	2,986,346,233	(496,440,094)	2,489,906,139
Health Care Services Portfolio	1,046,115,880	620,327,558	(77,162,954)	543,164,604
Medical Technology and Devices Portfolio	4,195,033,635	2,737,694,585	(315,940,452)	2,421,754,133
Pharmaceuticals Portfolio	619,573,969	299,811,989	(55,352,625)	244,459,364

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Biotechnology Portfolio	$(486,419,734)	$(161,948,980)	$(648,368,714)
Health Care Portfolio	(82,842,812)	-	(82,842,812)
Medical Technology and Devices Portfolio	(323,788,266)	(7,106,193)	(330,894,459)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to February 28, 2023, and ordinary losses recognized during the period January 1, 2023 to February 28, 2023. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Biotechnology Portfolio	$-	$(2,587,831)
Health Care Portfolio	-	(12,417,992)
Health Care Services Portfolio	(23,317,441)	(854,077)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Biotechnology Portfolio	Dianthus Therapeutics, Inc.	$2,290,822	$ (408,802)
Biotechnology Portfolio	Korro Bio, Inc.	$5,000,000	$ (521,583)
Biotechnology Portfolio	Morphimmune, Inc.	$2,499,997	$ (116,304)

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Biotechnology Portfolio	71,574,742	1.56
Health Care Portfolio	6,318,155.08
Health Care Services Portfolio	929,681.06

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	1,163,928,835	1,667,079,890
Health Care Portfolio	1,810,288,941	2,106,737,664
Health Care Services Portfolio	228,595,832	405,003,291
Medical Technology and Devices Portfolio	1,621,679,647	2,180,735,594
Pharmaceuticals Portfolio	251,330,065	249,874,254

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.22%	.52%
Health Care Portfolio	.30%	.22%	.52%
Health Care Services Portfolio	.30%	.22%	.52%
Medical Technology and Devices Portfolio	.30%	.22%	.52%
Pharmaceuticals Portfolio	.30%	.22%	.52%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.16%
Health Care Portfolio	.15%
Health Care Services Portfolio	.17%
Medical Technology and Devices Portfolio	.16%
Pharmaceuticals Portfolio	.17%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Biotechnology Portfolio	.02
Health Care Portfolio	.01
Health Care Services Portfolio	.03
Medical Technology and Devices Portfolio	.01
Pharmaceuticals Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$ 64,129
Health Care Portfolio	30,203
Health Care Services Portfolio	3,696
Medical Technology and Devices Portfolio	24,427
Pharmaceuticals Portfolio	6,395

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Biotechnology Portfolio	Borrower	$19,402,167	5.17%	$16,712
Health Care Portfolio	Borrower	$9,133,600	5.42%	$6,876
Health Care Services Portfolio	Borrower	$5,040,000	5.07%	$710
Medical Technology and Devices Portfolio	Borrower	$12,151,750	5.18%	$6,994
Pharmaceuticals Portfolio	Borrower	$5,645,417	5.11%	$9,621

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Biotechnology Portfolio	14,306,458	94,004,310	(3,216,031)
Health Care Portfolio	144,750,801	116,483,075	29,772,365
Health Care Services Portfolio	9,264,956	21,782,867	1,126,648
Medical Technology and Devices Portfolio	141,266,663	114,815,797	2,736,597
Pharmaceuticals Portfolio	10,695,715	12,866,027	3,338,062

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Biotechnology Portfolio	$4,759
Health Care Portfolio	8,053
Health Care Services Portfolio	1,625
Medical Technology and Devices Portfolio	6,805
Pharmaceuticals Portfolio	778

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Biotechnology Portfolio	$283,199	$57,110	$2,826,998
Health Care Portfolio	$46,905	$-	$-
Health Care Services Portfolio	$6,070	$181	$-
Medical Technology and Devices Portfolio	$20,888	$-	$-
Pharmaceuticals Portfolio	$2,881	$2,269	$-

Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Pharmaceuticals Portfolio	$ 1,015,000	5.22%	$ 736

8. Expense Reductions.
Through arrangements with each applicable Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Health Care Portfolio	$3,256
Health Care Services Portfolio	97
Medical Technology and Devices Portfolio	744

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Biotechnology Portfolio	$152,512
Health Care Portfolio	260,873
Health Care Services Portfolio	51,478
Medical Technology and Devices Portfolio	218,665
Pharmaceuticals Portfolio	25,727

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Biotechnology Portfolio	.71%
Actual		$ 1,000	$ 1,027.60	$ 3.62
Hypothetical-B		$ 1,000	$ 1,021.57	$ 3.61

Health Care Portfolio	.68%
Actual		$ 1,000	$ 1,023.20	$ 3.46
Hypothetical-B		$ 1,000	$ 1,021.72	$ 3.46

Health Care Services Portfolio	.73%
Actual		$ 1,000	$ 991.20	$ 3.65
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71

Medical Technology and Devices Portfolio	.70%
Actual		$ 1,000	$ 1,010.20	$ 3.54
Hypothetical-B		$ 1,000	$ 1,021.62	$ 3.56

Pharmaceuticals Portfolio	.73%
Actual		$ 1,000	$ 1,153.40	$ 3.95
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue each fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. For each of Biotechnology Portfolio, Health Care Portfolio, and Health Care Services Portfolio, the fund underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2023, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expenses, the Board considered each fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.813645.118
SELHC-SANN-1023
Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio
Brokerage and Investment Management Portfolio
Financials Portfolio
FinTech Portfolio
Insurance Portfolio
(Financials Portfolio formerly named Financial Services Portfolio)

Semi-Annual Report
August 31, 2023

Contents

Banking Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Brokerage and Investment Management Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Financials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
FinTech Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Insurance Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Banking Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Wells Fargo & Co.	9.6
U.S. Bancorp	8.0
Bank of America Corp.	7.0
Citigroup, Inc.	4.9
PNC Financial Services Group, Inc.	4.9
Truist Financial Corp.	4.8
Essent Group Ltd.	4.4
Popular, Inc.	4.2
KeyCorp	4.1
East West Bancorp, Inc.	4.0
55.9

Industries (% of Fund's net assets)

Banks	89.6
Financial Services	4.8
Consumer Finance	2.7
Capital Markets	2.4

Banking Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
Banks - 89.6%
Diversified Banks - 39.5%
Bank of America Corp.	863,376	24,752,990
Citigroup, Inc.	416,300	17,189,027
JPMorgan Chase & Co.	23,700	3,468,021
KeyCorp	1,278,100	14,480,873
PNC Financial Services Group, Inc.	142,200	17,167,806
U.S. Bancorp	772,300	28,212,119
Wells Fargo & Co.	821,992	33,940,051
		139,210,887
Regional Banks - 50.1%
1st Source Corp.	99,181	4,432,399
American National Bankshares, Inc.	83,386	3,268,731
Associated Banc-Corp.	524,900	9,096,517
Cadence Bank	363,139	8,308,620
Community Trust Bancorp, Inc.	108,576	3,854,448
ConnectOne Bancorp, Inc.	240,500	4,598,360
East West Bancorp, Inc.	251,800	13,934,612
Eastern Bankshares, Inc.	420,800	5,663,968
First Hawaiian, Inc.	366,200	6,924,842
First Interstate Bancsystem, Inc.	355,434	9,209,295
Heartland Financial U.S.A., Inc.	200,500	6,143,320
Independent Bank Group, Inc.	128,100	5,405,820
M&T Bank Corp.	108,860	13,612,943
Old National Bancorp, Indiana	197,954	3,020,778
Popular, Inc.	218,405	14,912,693
Preferred Bank, Los Angeles	54,595	3,390,895
Sierra Bancorp (a)	131,200	2,608,256
Southern Missouri Bancorp, Inc. (a)	23,700	1,002,510
Trico Bancshares	96,987	3,330,534
Truist Financial Corp.	553,100	16,897,205
UMB Financial Corp.	123,766	7,823,249
Univest Corp. of Pennsylvania	241,900	4,351,781
Wintrust Financial Corp.	148,200	11,501,802
Zions Bancorp NA	367,450	13,044,475
		176,338,053
TOTAL BANKS		315,548,940
Capital Markets - 2.4%
Asset Management & Custody Banks - 2.4%
Phoenix Vega Mezz PLC	330,200	19,800
State Street Corp.	124,300	8,544,382
		8,564,182
Consumer Finance - 2.7%
Consumer Finance - 2.7%
Capital One Financial Corp.	34,500	3,532,455
OneMain Holdings, Inc.	142,300	5,906,873
		9,439,328
Financial Services - 4.4%
Commercial & Residential Mortgage Finance - 4.4%
Essent Group Ltd.	310,829	15,609,832
Diversified Financial Services - 0.0%
Sunrisemezz Ltd.	47,171	12,660
TOTAL FINANCIAL SERVICES		15,622,492
TOTAL COMMON STOCKS (Cost $342,953,807)		349,174,942

Convertible Bonds - 0.4%
	Principal Amount (b)	Value ($)
Financial Services - 0.4%
Transaction & Payment Processing Services - 0.4%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $1,255,566)	1,881,000	1,428,431

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	1,092,266	1,092,485
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	48,559	48,564
TOTAL MONEY MARKET FUNDS (Cost $1,141,049)		1,141,049

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $345,350,422)	351,744,422
NET OTHER ASSETS (LIABILITIES) - 0.2%	622,814
NET ASSETS - 100.0%	352,367,236

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	1,487,061	38,173,143	38,567,719	29,686	-	-	1,092,485	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	4,037,193	89,652,854	93,641,483	10,689	-	-	48,564	0.0%
Total	5,524,254	127,825,997	132,209,202	40,375	-	-	1,141,049

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	349,174,942	349,174,942	-	-

Convertible Bonds	1,428,431	-	1,428,431	-

Money Market Funds	1,141,049	1,141,049	-	-
Total Investments in Securities:	351,744,422	350,315,991	1,428,431	-
Banking Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,544) - See accompanying schedule:
Unaffiliated issuers (cost $344,209,373)	$350,603,373
Fidelity Central Funds (cost $1,141,049)	1,141,049

Total Investment in Securities (cost $345,350,422)		$351,744,422
Receivable for investments sold		7,675,148
Receivable for fund shares sold		278,000
Dividends receivable		1,647,920
Distributions receivable from Fidelity Central Funds		4,319
Prepaid expenses		2,146
Other receivables		2,012
Total assets		361,353,967
Liabilities
Payable for investments purchased	$8,047,095
Payable for fund shares redeemed	644,611
Accrued management fee	161,327
Other affiliated payables	64,472
Other payables and accrued expenses	20,662
Collateral on securities loaned	48,564
Total Liabilities		8,986,731
Net Assets		$352,367,236
Net Assets consist of:
Paid in capital		$352,014,346
Total accumulated earnings (loss)		352,890
Net Assets		$352,367,236
Net Asset Value, offering price and redemption price per share ($352,367,236 ÷ 16,710,564 shares)		$21.09

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$8,074,754
Interest		105,692
Income from Fidelity Central Funds (including $10,689 from security lending)		40,375
Total Income		8,220,821
Expenses
Management fee	$930,731
Transfer agent fees	319,896
Accounting fees	62,883
Custodian fees and expenses	8,700
Independent trustees' fees and expenses	1,532
Registration fees	33,950
Audit	18,439
Legal	2,214
Miscellaneous	1,679
Total expenses before reductions	1,380,024
Expense reductions	(11,256)
Total expenses after reductions		1,368,768
Net Investment income (loss)		6,852,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,479,876)
Foreign currency transactions	409
Total net realized gain (loss)		(10,479,467)
Change in net unrealized appreciation (depreciation) on investment securities		(68,457,973)
Net gain (loss)		(78,937,440)
Net increase (decrease) in net assets resulting from operations		$(72,085,387)
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,852,053	$11,328,231
Net realized gain (loss)	(10,479,467)	20,549,966
Change in net unrealized appreciation (depreciation)	(68,457,973)	(115,880,770)
Net increase (decrease) in net assets resulting from operations	(72,085,387)	(84,002,573)
Distributions to shareholders	(11,939,985)	(27,365,238)

Share transactions
Proceeds from sales of shares	90,646,260	86,486,325
Reinvestment of distributions	10,993,445	25,505,449
Cost of shares redeemed	(95,131,136)	(287,573,573)

Net increase (decrease) in net assets resulting from share transactions	6,508,569	(175,581,799)
Total increase (decrease) in net assets	(77,516,803)	(286,949,610)

Net Assets
Beginning of period	429,884,039	716,833,649
End of period	$352,367,236	$429,884,039

Other Information
Shares
Sold	4,436,590	3,179,002
Issued in reinvestment of distributions	542,350	1,010,981
Redeemed	(4,651,665)	(10,660,796)
Net increase (decrease)	327,275	(6,470,813)

Financial Highlights
Banking Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.24	$31.37	$26.31	$23.37	$26.42	$36.82
Income from Investment Operations
Net investment income (loss) B,C	.40	.61	.58	.54	.58	.49
Net realized and unrealized gain (loss)	(4.85)	(4.24)	5.48	4.32	(1.96)	(3.62)
Total from investment operations	(4.45)	(3.63)	6.06	4.86	(1.38)	(3.13)
Distributions from net investment income	(.10)	(.67)	(.54)	(.55)	(.53)	(.54)
Distributions from net realized gain	(.60)	(.83)	(.46)	(1.37)	(1.14)	(6.73)
Total distributions	(.70)	(1.50)	(1.00)	(1.92)	(1.67)	(7.27)
Net asset value, end of period	$21.09	$26.24	$31.37	$26.31	$23.37	$26.42
Total Return D,E	(16.86)%	(11.27)%	23.37%	25.90%	(6.05)%	(6.57)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.78% H	.75%	.73%	.79%	.77%	.77%
Expenses net of fee waivers, if any	.77% H	.74%	.73%	.79%	.77%	.77%
Expenses net of all reductions	.77% H	.74%	.73%	.79%	.77%	.76%
Net investment income (loss)	3.86% H	2.29%	1.93%	2.84%	2.21%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$352,367	$429,884	$716,834	$537,860	$361,696	$514,650
Portfolio turnover rate I	52% H	21%	34%	32%	31%	44%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Brokerage and Investment Management Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Moody's Corp.	7.8
S&P Global, Inc.	6.3
BlackRock, Inc. Class A	5.8
Ameriprise Financial, Inc.	5.7
Blackstone, Inc.	5.6
Intercontinental Exchange, Inc.	5.5
KKR & Co. LP	4.7
Morgan Stanley	4.6
Charles Schwab Corp.	4.4
CME Group, Inc.	4.4
54.8

Industries (% of Fund's net assets)

Capital Markets	96.3
Financial Services	3.4

Brokerage and Investment Management Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Capital Markets - 96.3%
Asset Management & Custody Banks - 33.9%
Ameriprise Financial, Inc.	119,600	40,374,568
Ares Management Corp.	283,400	29,314,896
Avantax, Inc. (a)	16,900	353,548
Bank of New York Mellon Corp.	304,900	13,680,863
BlackRock, Inc. Class A	58,200	40,771,428
Blackstone, Inc.	373,300	39,707,921
Blue Owl Capital, Inc. Class A (b)	864,200	10,327,190
Bridge Investment Group Holdings, Inc. (b)	85,800	864,864
Carlyle Group LP (b)	284,400	9,200,340
Focus Financial Partners, Inc. Class A (a)	100	5,300
Hamilton Lane, Inc. Class A (b)	45,000	4,175,550
Intermediate Capital Group PLC	195,700	3,353,020
KKR & Co. LP	522,600	32,824,506
Northern Trust Corp.	600	45,642
P10, Inc.	94,200	1,135,110
Patria Investments Ltd.	390,072	5,624,838
Petershill Partners PLC (c)	21,100	46,777
State Street Corp.	400	27,496
StepStone Group, Inc. Class A	108,700	3,355,569
TPG, Inc. (b)	122,900	3,455,948
		238,645,374
Financial Exchanges & Data - 36.9%
Cboe Global Markets, Inc.	81,138	12,147,170
CME Group, Inc.	153,500	31,111,380
Coinbase Global, Inc. (a)(b)	143,900	11,454,440
FactSet Research Systems, Inc.	23,800	10,386,558
Intercontinental Exchange, Inc.	324,700	38,311,353
MarketAxess Holdings, Inc.	24,200	5,830,506
Moody's Corp.	163,900	55,201,521
MSCI, Inc.	44,800	24,354,176
NASDAQ, Inc.	325,300	17,071,744
Open Lending Corp. (a)	171,300	1,413,225
S&P Global, Inc.	112,700	44,049,922
Tradeweb Markets, Inc. Class A	100,900	8,720,787
		260,052,782
Investment Banking & Brokerage - 25.5%
BGC Group, Inc. Class A	354,200	1,749,748
Charles Schwab Corp.	526,461	31,140,168
Evercore, Inc. Class A	68,200	9,551,410
Goldman Sachs Group, Inc.	2,900	950,359
Houlihan Lokey	135,200	14,241,968
Interactive Brokers Group, Inc. (b)	139,500	12,705,660
Jefferies Financial Group, Inc.	301,800	10,771,242
LPL Financial	84,700	19,530,973
Moelis & Co. Class A (b)	118,600	5,622,826
Morgan Stanley	378,216	32,205,092
Piper Jaffray Companies	20,300	3,024,294
PJT Partners, Inc. (b)	131,412	10,380,234
Raymond James Financial, Inc.	188,600	19,725,674
Robinhood Markets, Inc. (a)	310,800	3,384,612
Virtu Financial, Inc. Class A	223,800	4,194,012
		179,178,272
TOTAL CAPITAL MARKETS		677,876,428
Financial Services - 3.4%
Diversified Financial Services - 3.4%
Apollo Global Management, Inc.	276,700	24,166,978
Transaction & Payment Processing Services - 0.0%
PayPal Holdings, Inc. (a)	100	6,251
TOTAL FINANCIAL SERVICES		24,173,229
TOTAL COMMON STOCKS (Cost $479,806,963)		702,049,657

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d)	888,200	888,378
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	43,095,198	43,099,507
TOTAL MONEY MARKET FUNDS (Cost $43,987,885)		43,987,885

TOTAL INVESTMENT IN SECURITIES - 106.0% (Cost $523,794,848)	746,037,542
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(41,963,394)
NET ASSETS - 100.0%	704,074,148

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,777 or 0.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	16,326,467	57,629,750	73,067,839	76,034	-	-	888,378	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	38,919,225	288,747,539	284,567,257	56,263	-	-	43,099,507	0.2%
Total	55,245,692	346,377,289	357,635,096	132,297	-	-	43,987,885

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	702,049,657	702,049,657	-	-

Money Market Funds	43,987,885	43,987,885	-	-
Total Investments in Securities:	746,037,542	746,037,542	-	-
Brokerage and Investment Management Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,747,987) - See accompanying schedule:
Unaffiliated issuers (cost $479,806,963)	$702,049,657
Fidelity Central Funds (cost $43,987,885)	43,987,885

Total Investment in Securities (cost $523,794,848)		$746,037,542
Receivable for investments sold		2,630,428
Receivable for fund shares sold		145,373
Dividends receivable		997,198
Distributions receivable from Fidelity Central Funds		6,602
Prepaid expenses		2,062
Other receivables		61,189
Total assets		749,880,394
Liabilities
Payable to custodian bank	$210,637
Payable for investments purchased	1,416,099
Payable for fund shares redeemed	565,557
Accrued management fee	306,426
Other affiliated payables	128,489
Other payables and accrued expenses	79,530
Collateral on securities loaned	43,099,508
Total Liabilities		45,806,246
Net Assets		$704,074,148
Net Assets consist of:
Paid in capital		$558,759,379
Total accumulated earnings (loss)		145,314,769
Net Assets		$704,074,148
Net Asset Value, offering price and redemption price per share ($704,074,148 ÷ 5,981,874 shares)		$117.70

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$8,425,951
Income from Fidelity Central Funds (including $56,263 from security lending)		132,297
Total Income		8,558,248
Expenses
Management fee	$1,883,056
Transfer agent fees	677,920
Accounting fees	114,747
Custodian fees and expenses	9,897
Independent trustees' fees and expenses	2,962
Registration fees	27,417
Audit	18,578
Legal	871
Interest	7,560
Miscellaneous	2,632
Total expenses before reductions	2,745,640
Expense reductions	(22,792)
Total expenses after reductions		2,722,848
Net Investment income (loss)		5,835,400
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,377,222)
Foreign currency transactions	3,922
Total net realized gain (loss)		(7,373,300)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,026,715
Assets and liabilities in foreign currencies	644
Total change in net unrealized appreciation (depreciation)		10,027,359
Net gain (loss)		2,654,059
Net increase (decrease) in net assets resulting from operations		$8,489,459
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,835,400	$11,960,949
Net realized gain (loss)	(7,373,300)	(74,754,629)
Change in net unrealized appreciation (depreciation)	10,027,359	(8,920,735)
Net increase (decrease) in net assets resulting from operations	8,489,459	(71,714,415)
Distributions to shareholders	-	(17,226,958)

Share transactions
Proceeds from sales of shares	44,205,585	189,388,454
Reinvestment of distributions	-	15,606,994
Cost of shares redeemed	(161,593,841)	(512,802,938)

Net increase (decrease) in net assets resulting from share transactions	(117,388,256)	(307,807,490)
Total increase (decrease) in net assets	(108,898,797)	(396,748,863)

Net Assets
Beginning of period	812,972,945	1,209,721,808
End of period	$704,074,148	$812,972,945

Other Information
Shares
Sold	397,774	1,678,022
Issued in reinvestment of distributions	-	142,147
Redeemed	(1,482,900)	(4,750,290)
Net increase (decrease)	(1,085,126)	(2,930,121)

Financial Highlights
Brokerage and Investment Management Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$115.04	$121.01	$100.99	$74.99	$71.71	$84.47
Income from Investment Operations
Net investment income (loss) B,C	.89	1.45	1.31	.93	1.01	.77
Net realized and unrealized gain (loss)	1.77	(5.19)	20.54	28.01	5.70	(7.60)
Total from investment operations	2.66	(3.74)	21.85	28.94	6.71	(6.83)
Distributions from net investment income	-	(1.83)	(.83)	(1.06)	(.98)	(.96)
Distributions from net realized gain	-	(.41)	(1.01)	(1.88)	(2.45)	(4.96)
Total distributions	-	(2.23) D	(1.83) D	(2.94)	(3.43)	(5.93) D
Net asset value, end of period	$117.70	$115.04	$121.01	$100.99	$74.99	$71.71
Total Return E,F	2.31%	(2.98)%	21.70%	39.69%	9.28%	(8.04)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.76% I	.75%	.74%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.76% I	.74%	.74%	.76%	.77%	.77%
Expenses net of all reductions	.76% I	.74%	.74%	.76%	.77%	.77%
Net investment income (loss)	1.62% I	1.33%	1.06%	1.14%	1.33%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$704,074	$812,973	$1,209,722	$429,320	$309,088	$327,128
Portfolio turnover rate J	42% I	4%	3%	11%	9%	30%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Financials Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

MasterCard, Inc. Class A	10.3
Wells Fargo & Co.	8.2
Bank of America Corp.	6.3
Reinsurance Group of America, Inc.	3.6
Essent Group Ltd.	2.9
U.S. Bancorp	2.7
Morgan Stanley	2.6
Chubb Ltd.	2.6
Marsh & McLennan Companies, Inc.	2.5
Citigroup, Inc.	2.4
44.1

Industries (% of Fund's net assets)

Banks	34.3
Insurance	24.2
Financial Services	22.1
Capital Markets	14.5
Consumer Finance	3.8
Professional Services	0.9

Financials Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
Banks - 34.3%
Diversified Banks - 21.7%
Bank of America Corp.	1,105,600	31,697,552
Citigroup, Inc.	299,100	12,349,839
KeyCorp	686,100	7,773,513
PNC Financial Services Group, Inc.	25,300	3,054,469
U.S. Bancorp	379,300	13,855,829
Wells Fargo & Co.	1,009,090	41,665,326
		110,396,528
Regional Banks - 12.6%
Associated Banc-Corp.	257,900	4,469,407
Cadence Bank	135,730	3,105,502
East West Bancorp, Inc.	137,200	7,592,648
First Hawaiian, Inc.	158,000	2,987,780
First Interstate Bancsystem, Inc.	188,621	4,887,170
Heartland Financial U.S.A., Inc.	98,300	3,011,912
M&T Bank Corp.	56,237	7,032,437
Popular, Inc.	135,800	9,272,424
Truist Financial Corp.	251,300	7,677,215
UMB Financial Corp.	48,200	3,046,722
Wintrust Financial Corp.	76,200	5,913,882
Zions Bancorp NA	140,700	4,994,850
		63,991,949
TOTAL BANKS		174,388,477
Capital Markets - 14.5%
Asset Management & Custody Banks - 7.5%
Bank of New York Mellon Corp.	184,300	8,269,541
Brookfield Corp. Class A	130,115	4,438,223
Carlyle Group LP (a)	147,700	4,778,095
Northern Trust Corp.	57,200	4,351,204
Patria Investments Ltd.	391,600	5,646,872
State Street Corp.	152,700	10,496,598
		37,980,533
Financial Exchanges & Data - 0.9%
Bolsa Mexicana de Valores S.A.B. de CV	2,197,800	4,387,737
Investment Banking & Brokerage - 6.1%
Lazard Ltd. Class A	145,492	5,054,392
Morgan Stanley	159,200	13,555,880
Raymond James Financial, Inc. (a)	58,400	6,108,056
Stifel Financial Corp.	54,900	3,569,598
Virtu Financial, Inc. Class A	156,200	2,927,188
		31,215,114
TOTAL CAPITAL MARKETS		73,583,384
Consumer Finance - 3.8%
Consumer Finance - 3.8%
Capital One Financial Corp.	64,400	6,593,916
FirstCash Holdings, Inc.	71,311	6,369,499
OneMain Holdings, Inc.	155,600	6,458,956
		19,422,371
Financial Services - 21.7%
Commercial & Residential Mortgage Finance - 3.6%
Essent Group Ltd.	294,838	14,806,764
Walker & Dunlop, Inc.	41,700	3,558,678
		18,365,442
Diversified Financial Services - 2.7%
Apollo Global Management, Inc.	124,500	10,873,830
Corebridge Financial, Inc. (a)	166,000	2,959,780
		13,833,610
Multi-Sector Holdings - 0.6%
Cannae Holdings, Inc. (b)	161,690	3,173,975
Transaction & Payment Processing Services - 14.8%
Fiserv, Inc. (b)	78,500	9,529,115
FleetCor Technologies, Inc. (b)	20,500	5,570,465
Global Payments, Inc.	58,600	7,424,034
MasterCard, Inc. Class A	127,200	52,487,808
		75,011,422
TOTAL FINANCIAL SERVICES		110,384,449
Insurance - 24.2%
Insurance Brokers - 5.5%
Arthur J. Gallagher & Co.	35,700	8,228,136
BRP Group, Inc. (b)	257,311	6,841,899
Marsh & McLennan Companies, Inc.	65,100	12,693,849
		27,763,884
Life & Health Insurance - 2.3%
Globe Life, Inc.	64,700	7,218,579
Primerica, Inc.	23,000	4,622,080
		11,840,659
Multi-Line Insurance - 1.6%
Hartford Financial Services Group, Inc.	112,000	8,043,840
Property & Casualty Insurance - 11.1%
American Financial Group, Inc.	43,900	5,088,888
Beazley PLC	555,600	3,842,934
Chubb Ltd.	66,300	13,317,681
Direct Line Insurance Group PLC	2,210,700	4,541,035
Fidelity National Financial, Inc.	109,100	4,516,740
First American Financial Corp.	105,900	6,531,912
Hiscox Ltd.	573,700	7,249,463
Lancashire Holdings Ltd.	690,100	5,004,902
Selective Insurance Group, Inc.	34,000	3,373,140
The Travelers Companies, Inc.	17,400	2,805,402
		56,272,097
Reinsurance - 3.7%
Enstar Group Ltd. (b)	1,673	423,754
Reinsurance Group of America, Inc.	131,700	18,256,254
		18,680,008
TOTAL INSURANCE		122,600,488
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Dun & Bradstreet Holdings, Inc.	417,300	4,548,570
TOTAL COMMON STOCKS (Cost $441,222,365)		504,927,739

Convertible Bonds - 0.4%
	Principal Amount (c)	Value ($)
Financial Services - 0.4%
Transaction & Payment Processing Services - 0.4%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $1,830,897)	2,718,000	2,064,049

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d)	190,477	190,516
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	7,239,751	7,240,475
TOTAL MONEY MARKET FUNDS (Cost $7,430,991)		7,430,991

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $450,484,253)	514,422,779
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(6,468,924)
NET ASSETS - 100.0%	507,953,855

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	2,743,668	37,774,725	40,327,877	15,486	-	-	190,516	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	7,671,775	183,007,908	183,439,208	13,642	-	-	7,240,475	0.0%
Total	10,415,443	220,782,633	223,767,085	29,128	-	-	7,430,991

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	504,927,739	504,927,739	-	-

Convertible Bonds	2,064,049	-	2,064,049	-

Money Market Funds	7,430,991	7,430,991	-	-
Total Investments in Securities:	514,422,779	512,358,730	2,064,049	-
Financials Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,089,137) - See accompanying schedule:
Unaffiliated issuers (cost $443,053,262)	$506,991,788
Fidelity Central Funds (cost $7,430,991)	7,430,991

Total Investment in Securities (cost $450,484,253)		$514,422,779
Receivable for investments sold		6,062,745
Receivable for fund shares sold		84,769
Dividends receivable		1,594,010
Distributions receivable from Fidelity Central Funds		6,757
Prepaid expenses		3,327
Other receivables		7,810
Total assets		522,182,197
Liabilities
Payable to custodian bank	$54,396
Payable for investments purchased	5,686,433
Payable for fund shares redeemed	902,249
Accrued management fee	226,474
Other affiliated payables	92,813
Other payables and accrued expenses	25,502
Collateral on securities loaned	7,240,475
Total Liabilities		14,228,342
Net Assets		$507,953,855
Net Assets consist of:
Paid in capital		$450,390,534
Total accumulated earnings (loss)		57,563,321
Net Assets		$507,953,855
Net Asset Value, offering price and redemption price per share ($507,953,855 ÷ 47,806,133 shares)		$10.63

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$9,558,721
Interest		162,606
Income from Fidelity Central Funds (including $13,642 from security lending)		29,128
Total Income		9,750,455
Expenses
Management fee	$1,475,568
Transfer agent fees	498,476
Accounting fees	96,079
Custodian fees and expenses	14,600
Independent trustees' fees and expenses	2,278
Registration fees	26,016
Audit	18,855
Legal	839
Interest	18,409
Miscellaneous	2,573
Total expenses before reductions	2,153,693
Expense reductions	(18,105)
Total expenses after reductions		2,135,588
Net Investment income (loss)		7,614,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,772,333)
Foreign currency transactions	7,566
Total net realized gain (loss)		(10,764,767)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(54,769,956)
Assets and liabilities in foreign currencies	(644)
Total change in net unrealized appreciation (depreciation)		(54,770,600)
Net gain (loss)		(65,535,367)
Net increase (decrease) in net assets resulting from operations		$(57,920,500)
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,614,867	$14,198,847
Net realized gain (loss)	(10,764,767)	36,728,777
Change in net unrealized appreciation (depreciation)	(54,770,600)	(79,393,252)
Net increase (decrease) in net assets resulting from operations	(57,920,500)	(28,465,628)
Distributions to shareholders	(8,942,831)	(73,318,860)

Share transactions
Proceeds from sales of shares	48,753,158	247,678,669
Reinvestment of distributions	8,246,591	67,840,973
Cost of shares redeemed	(213,342,002)	(302,485,447)

Net increase (decrease) in net assets resulting from share transactions	(156,342,253)	13,034,195
Total increase (decrease) in net assets	(223,205,584)	(88,750,293)

Net Assets
Beginning of period	731,159,439	819,909,732
End of period	$507,953,855	$731,159,439

Other Information
Shares
Sold	4,747,747	21,744,109
Issued in reinvestment of distributions	814,881	6,070,885
Redeemed	(21,269,360)	(26,254,915)
Net increase (decrease)	(15,706,732)	1,560,079

Financial Highlights
Financials Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$11.51	$13.23	$11.26	$9.49	$9.65	$11.67
Income from Investment Operations
Net investment income (loss) C,D	.14	.24	.25	.20	.19	.14
Net realized and unrealized gain (loss)	(.87)	(.74)	2.26	2.17	.26	(1.04)
Total from investment operations	(.73)	(.50)	2.51	2.37	.45	(.90)
Distributions from net investment income	(.04)	(.23)	(.26)	(.21)	(.16)	(.14)
Distributions from net realized gain	(.11)	(.98)	(.28)	(.39)	(.45)	(.98)
Total distributions	(.15)	(1.22) E	(.54)	(.60)	(.61)	(1.12)
Net asset value, end of period	$10.63	$11.51	$13.23	$11.26	$9.49	$9.65
Total Return F,G	(6.30)%	(3.30)%	22.47%	27.89%	3.81%	(6.91)%
Ratios to Average Net Assets D,H,I
Expenses before reductions	.76% J	.75%	.73%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.76% J	.75%	.72%	.77%	.77%	.76%
Expenses net of all reductions	.76% J	.75%	.72%	.77%	.76%	.75%
Net investment income (loss)	2.70% J	2.12%	1.89%	2.36%	1.81%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$507,954	$731,159	$819,910	$606,048	$483,337	$558,429
Portfolio turnover rate K	56% J	46%	53%	63%	61% L	49% L

AFor the year ended February 29.

BPer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

FinTech Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

MasterCard, Inc. Class A	13.7
Visa, Inc. Class A	13.5
Intuit, Inc.	12.6
Global Payments, Inc.	5.8
American Express Co.	4.9
Capital One Financial Corp.	4.8
Fiserv, Inc.	4.8
Shopify, Inc. Class A	4.5
Discover Financial Services	3.5
FleetCor Technologies, Inc.	3.3
71.4

Industries (% of Fund's net assets)

Financial Services	61.5
Software	18.7
Consumer Finance	14.2
IT Services	4.5

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

FinTech Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
Consumer Finance - 14.2%
Consumer Finance - 14.2%
American Express Co.	33,422	5,280,342
Capital One Financial Corp.	51,321	5,254,757
Discover Financial Services	41,904	3,774,293
NerdWallet, Inc. (a)	15,200	136,800
OneMain Holdings, Inc.	22,774	945,349
		15,391,541
Financial Services - 61.5%
Transaction & Payment Processing Services - 61.5%
Adyen BV (a)(b)	3,018	2,520,095
Block, Inc. Class A (a)	53,447	3,081,220
Dlocal Ltd. (a)	31,523	675,853
Edenred SA	41,684	2,659,571
Fidelity National Information Services, Inc.	24,866	1,389,015
Fiserv, Inc. (a)	42,564	5,166,844
FleetCor Technologies, Inc. (a)	13,309	3,616,455
Flywire Corp. (a)	92,723	3,206,361
Global Payments, Inc.	49,227	6,236,569
Marqeta, Inc. Class A (a)	77,000	473,550
MasterCard, Inc. Class A	36,112	14,901,252
Nuvei Corp. (Canada) (b)	10,046	181,337
PagSeguro Digital Ltd. (a)	58,605	526,273
PayPal Holdings, Inc. (a)	56,277	3,517,875
Repay Holdings Corp. (a)	47,276	435,885
Shift4 Payments, Inc. (a)(c)	17,201	976,845
Visa, Inc. Class A	59,591	14,640,317
WEX, Inc. (a)	5,938	1,164,917
Worldline SA (a)(b)	41,195	1,343,668
		66,713,902
IT Services - 4.5%
Internet Services & Infrastructure - 4.5%
Shopify, Inc. Class A (a)	73,119	4,861,682
Software - 18.7%
Application Software - 18.7%
Bill Holdings, Inc. (a)	16,405	1,891,497
Black Knight, Inc. (a)	39,559	2,996,990
EngageSmart, Inc. (a)	24,657	436,675
Intuit, Inc.	25,206	13,656,863
Lightspeed Commerce, Inc. (Canada) (a)	10,765	175,752
Workiva, Inc. (a)	9,700	1,084,945
		20,242,722
TOTAL COMMON STOCKS (Cost $107,152,103)		107,209,847

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e) (Cost $216,368)	216,346	216,368

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $107,368,471)	107,426,215
NET OTHER ASSETS (LIABILITIES) - 0.9%	956,756
NET ASSETS - 100.0%	108,382,971

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,045,100 or 3.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	355,543	8,234,581	8,590,124	8,884	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	376,993	12,740,571	12,901,196	678	-	-	216,368	0.0%
Total	732,536	20,975,152	21,491,320	9,562	-	-	216,368

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	107,209,847	104,689,752	2,520,095	-

Money Market Funds	216,368	216,368	-	-
Total Investments in Securities:	107,426,215	104,906,120	2,520,095	-
FinTech Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $210,123) - See accompanying schedule:
Unaffiliated issuers (cost $107,152,103)	$107,209,847
Fidelity Central Funds (cost $216,368)	216,368

Total Investment in Securities (cost $107,368,471)		$107,426,215
Receivable for investments sold		3,134,904
Receivable for fund shares sold		27,636
Dividends receivable		57,341
Distributions receivable from Fidelity Central Funds		1,682
Prepaid expenses		379
Other receivables		256
Total assets		110,648,413
Liabilities
Payable to custodian bank	$67,591
Payable for investments purchased	1,835,180
Payable for fund shares redeemed	52,254
Accrued management fee	47,209
Other affiliated payables	26,755
Other payables and accrued expenses	20,928
Collateral on securities loaned	215,525
Total Liabilities		2,265,442
Net Assets		$108,382,971
Net Assets consist of:
Paid in capital		$136,917,564
Total accumulated earnings (loss)		(28,534,593)
Net Assets		$108,382,971
Net Asset Value, offering price and redemption price per share ($108,382,971 ÷ 7,337,634 shares)		$14.77

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$452,336
Income from Fidelity Central Funds (including $678 from security lending)		9,562
Total Income		461,898
Expenses
Management fee	$280,382
Transfer agent fees	138,303
Accounting fees	18,943
Custodian fees and expenses	5,713
Independent trustees' fees and expenses	429
Registration fees	14,968
Audit	18,533
Legal	986
Miscellaneous	301
Total expenses before reductions	478,558
Expense reductions	(3,321)
Total expenses after reductions		475,237
Net Investment income (loss)		(13,339)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,145,695)
Foreign currency transactions	32
Total net realized gain (loss)		(6,145,663)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	13,858,542
Assets and liabilities in foreign currencies	22
Total change in net unrealized appreciation (depreciation)		13,858,564
Net gain (loss)		7,712,901
Net increase (decrease) in net assets resulting from operations		$7,699,562
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(13,339)	$(42,077)
Net realized gain (loss)	(6,145,663)	(16,193,543)
Change in net unrealized appreciation (depreciation)	13,858,564	(7,893,080)
Net increase (decrease) in net assets resulting from operations	7,699,562	(24,128,700)

Share transactions
Proceeds from sales of shares	8,483,639	14,085,599
Cost of shares redeemed	(15,378,562)	(44,229,846)

Net increase (decrease) in net assets resulting from share transactions	(6,894,923)	(30,144,247)
Total increase (decrease) in net assets	804,639	(54,272,947)

Net Assets
Beginning of period	107,578,332	161,851,279
End of period	$108,382,971	$107,578,332

Other Information
Shares
Sold	586,260	980,123
Redeemed	(1,084,929)	(3,218,612)
Net increase (decrease)	(498,669)	(2,238,489)

Financial Highlights
FinTech Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.73	$16.06	$19.37	$16.23	$15.80	$16.29
Income from Investment Operations
Net investment income (loss) B,C	- D	- D	.14 E	.34 F	.39	.24
Net realized and unrealized gain (loss)	1.04	(2.33)	.04 G,H	3.14	.35	.43
Total from investment operations	1.04	(2.33)	.18	3.48	.74	.67
Distributions from net investment income	-	-	(.25)	(.34)	(.31)	(.20)
Distributions from net realized gain	-	-	(3.24)	-	(.01)	(.95)
Total distributions	-	-	(3.49)	(.34)	(.31) I	(1.16) I
Net asset value, end of period	$14.77	$13.73	$16.06	$19.37	$16.23	$15.80
Total Return J,K	7.57%	(14.51)%	(.75)% H	21.94%	4.54%	4.83%
Ratios to Average Net Assets C,L,M
Expenses before reductions	.89% N	.87%	.81%	.89%	.86%	.87%
Expenses net of fee waivers, if any	.89% N	.87%	.81%	.89%	.86%	.87%
Expenses net of all reductions	.89% N	.87%	.81%	.89%	.85%	.86%
Net investment income (loss)	(.02)% N	(.03)%	.63% E	2.35% F	2.29%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$108,383	$107,578	$161,851	$144,880	$148,247	$102,334
Portfolio turnover rate O	43% N	15%	164%	25%	20%	32%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.89%.

GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.78)%.

ITotal distributions per share do not sum due to rounding.

JTotal returns for periods of less than one year are not annualized.

KTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

LFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

MExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

NAnnualized.

OAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Insurance Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Marsh & McLennan Companies, Inc.	11.0
Chubb Ltd.	10.5
Aon PLC	8.7
Progressive Corp.	8.0
Hartford Financial Services Group, Inc.	7.7
The Travelers Companies, Inc.	4.6
Unum Group	4.2
Globe Life, Inc.	3.9
Reinsurance Group of America, Inc.	3.9
Arch Capital Group Ltd.	3.7
66.2

Industries (% of Fund's net assets)

Insurance	95.4
Financial Services	4.3

Insurance Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Financial Services - 4.3%
Diversified Financial Services - 4.3%
Corebridge Financial, Inc.	624,100	11,127,703
Voya Financial, Inc.	61,700	4,299,256
		15,426,959
Insurance - 95.4%
Insurance Brokers - 25.7%
Aon PLC	94,900	31,638,711
Brown & Brown, Inc.	161,000	11,930,100
BRP Group, Inc. (a)	166,200	4,419,258
Marsh & McLennan Companies, Inc.	204,800	39,933,953
Willis Towers Watson PLC	26,628	5,505,605
		93,427,627
Life & Health Insurance - 16.2%
Globe Life, Inc.	127,000	14,169,390
MetLife, Inc.	158,800	10,058,392
Primerica, Inc.	56,700	11,394,432
Principal Financial Group, Inc.	103,200	8,019,672
Unum Group	305,800	15,042,302
		58,684,188
Multi-Line Insurance - 8.7%
Assurant, Inc.	25,600	3,566,848
Hartford Financial Services Group, Inc.	388,300	27,887,706
		31,454,554
Property & Casualty Insurance - 38.9%
Allstate Corp.	79,300	8,549,333
American Financial Group, Inc.	74,900	8,682,408
Arch Capital Group Ltd. (a)	177,200	13,619,592
Chubb Ltd.	189,105	37,985,521
Direct Line Insurance Group PLC	1,878,800	3,859,274
Fidelity National Financial, Inc.	84,000	3,477,600
First American Financial Corp.	76,200	4,700,016
Loews Corp.	97,200	6,035,148
Markel Group, Inc. (a)	3,120	4,614,230
Mercury General Corp.	200	5,722
Progressive Corp.	218,100	29,109,807
Selective Insurance Group, Inc.	39,500	3,918,795
The Travelers Companies, Inc.	103,100	16,622,813
		141,180,259
Reinsurance - 5.9%
Everest Re Group Ltd.	12,100	4,364,228
Reinsurance Group of America, Inc.	101,200	14,028,344
RenaissanceRe Holdings Ltd.	15,500	2,912,295
		21,304,867
TOTAL INSURANCE		346,051,495
TOTAL COMMON STOCKS (Cost $252,172,387)		361,478,454

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (b) (Cost $876,048)	875,873	876,048

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $253,048,435)	362,354,502
NET OTHER ASSETS (LIABILITIES) - 0.1%	219,455
NET ASSETS - 100.0%	362,573,957

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	4,180,255	43,869,589	47,173,796	28,179	-	-	876,048	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	3,211,000	33,003,977	36,214,977	1,569	-	-	-	0.0%
Total	7,391,255	76,873,566	83,388,773	29,748	-	-	876,048

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	361,478,454	361,478,454	-	-

Money Market Funds	876,048	876,048	-	-
Total Investments in Securities:	362,354,502	362,354,502	-	-
Insurance Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $252,172,387)	$361,478,454
Fidelity Central Funds (cost $876,048)	876,048

Total Investment in Securities (cost $253,048,435)		$362,354,502
Receivable for fund shares sold		242,320
Dividends receivable		459,428
Distributions receivable from Fidelity Central Funds		8,111
Prepaid expenses		1,281
Other receivables		4,273
Total assets		363,069,915
Liabilities
Payable for fund shares redeemed	$243,166
Accrued management fee	157,871
Transfer agent fee payable	62,718
Other affiliated payables	10,684
Other payables and accrued expenses	21,519
Total Liabilities		495,958
Net Assets		$362,573,957
Net Assets consist of:
Paid in capital		$233,393,746
Total accumulated earnings (loss)		129,180,211
Net Assets		$362,573,957
Net Asset Value, offering price and redemption price per share ($362,573,957 ÷ 4,897,720 shares)		$74.03

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$4,063,466
Income from Fidelity Central Funds (including $1,569 from security lending)		29,748
Total Income		4,093,214
Expenses
Management fee	$1,023,194
Transfer agent fees	398,501
Accounting fees	69,120
Custodian fees and expenses	12,210
Independent trustees' fees and expenses	1,344
Registration fees	32,359
Audit	18,555
Legal	525
Interest	24,217
Miscellaneous	980
Total expenses before reductions	1,581,005
Expense reductions	(12,510)
Total expenses after reductions		1,568,495
Net Investment income (loss)		2,524,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,287,537
Foreign currency transactions	5,140
Total net realized gain (loss)		19,292,677
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(18,879,315)
Assets and liabilities in foreign currencies	2,475
Total change in net unrealized appreciation (depreciation)		(18,876,840)
Net gain (loss)		415,837
Net increase (decrease) in net assets resulting from operations		$2,940,556
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,524,719	$2,968,793
Net realized gain (loss)	19,292,677	14,736,358
Change in net unrealized appreciation (depreciation)	(18,876,840)	5,170,511
Net increase (decrease) in net assets resulting from operations	2,940,556	22,875,662
Distributions to shareholders	(15,239,936)	(2,977,551)

Share transactions
Proceeds from sales of shares	67,718,938	393,392,705
Reinvestment of distributions	13,845,928	2,747,103
Cost of shares redeemed	(181,152,900)	(187,507,051)

Net increase (decrease) in net assets resulting from share transactions	(99,588,034)	208,632,757
Total increase (decrease) in net assets	(111,887,414)	228,530,868

Net Assets
Beginning of period	474,461,371	245,930,503
End of period	$362,573,957	$474,461,371

Other Information
Shares
Sold	942,003	5,401,580
Issued in reinvestment of distributions	199,970	37,851
Redeemed	(2,536,495)	(2,667,446)
Net increase (decrease)	(1,394,522)	2,771,985

Financial Highlights
Insurance Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$75.40	$69.86	$61.17	$58.44	$59.27	$78.49
Income from Investment Operations
Net investment income (loss) B,C	.46	.63	.78	.88	.87	.98
Net realized and unrealized gain (loss)	.92	5.46	13.73	6.99	2.77	(2.40)
Total from investment operations	1.38	6.09	14.51	7.87	3.64	(1.42)
Distributions from net investment income	-	(.55)	(.89)	(.94)	(.91)	(1.16)
Distributions from net realized gain	(2.75)	-	(4.93)	(4.20)	(3.56)	(16.63)
Total distributions	(2.75)	(.55)	(5.82)	(5.14)	(4.47)	(17.80) D
Net asset value, end of period	$74.03	$75.40	$69.86	$61.17	$58.44	$59.27
Total Return E,F	2.08%	8.75%	24.68%	15.54%	5.95%	(.29)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.81% I	.81%	.78%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.80% I	.81%	.78%	.83%	.81%	.81%
Expenses net of all reductions	.80% I	.81%	.78%	.83%	.80%	.81%
Net investment income (loss)	1.29% I	.90%	1.16%	1.68%	1.37%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$362,574	$474,461	$245,931	$184,701	$219,539	$223,081
Portfolio turnover rate J	45% I	48%	15%	18%	28%	9%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio (formerly Financial Services Portfolio), FinTech Portfolio and Insurance Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Brokerage and Investment Management Portfolio	$55,576

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Banking Portfolio	$347,717,661	$43,209,168	$(39,182,407)	$4,026,761
Brokerage and Investment Management Portfolio	525,654,234	236,747,199	(16,363,891)	220,383,308
Financials Portfolio	455,295,289	86,030,850	(26,903,360)	59,127,490
FinTech Portfolio	108,717,756	26,702,574	(27,994,115)	(1,291,541)
Insurance Portfolio	253,531,360	112,722,453	(3,899,311)	108,823,142

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Brokerage and Investment Management Portfolio	$(74,446,146)	$-	$(74,446,146)
FinTech Portfolio	(21,997,614)	-	(21,997,614)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	96,161,359	94,564,010
Brokerage and Investment Management Portfolio	151,454,534	248,423,001
Financials Portfolio	161,367,775	316,849,635
FinTech Portfolio	22,991,508	30,535,672
Insurance Portfolio	88,769,740	198,339,209

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.22%	.52%
Brokerage and Investment Management Portfolio	.30%	.22%	.52%
Financials Portfolio	.30%	.22%	.52%
FinTech Portfolio	.30%	.22%	.52%
Insurance Portfolio	.30%	.22%	.52%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.18%
Brokerage and Investment Management Portfolio	.19%
Financials Portfolio	.18%
FinTech Portfolio	.26%
Insurance Portfolio	.20%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Banking Portfolio	.04
Brokerage and Investment Management Portfolio	.03
Financials Portfolio	.03
FinTech Portfolio	.04
Insurance Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$2,409
Brokerage and Investment Management Portfolio	1,856
Financials Portfolio	4,110
FinTech Portfolio	594
Insurance Portfolio	994

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Brokerage and Investment Management Portfolio	Borrower	$ 5,243,900	5.19%	$7,560
Financials Portfolio	Borrower	$6,885,000	5.23%	$16,017
Insurance Portfolio	Borrower	$ 16,704,000	5.22%	$24,217

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Banking Portfolio	5,326,160	221,719	(1,521)
Brokerage and Investment Management Portfolio	4,246,079	5,382,693	(227,347)
Financials Portfolio	3,856,292	13,362,350	(1,499,940)
FinTech Portfolio	11,302	2,517,861	(484,860)
Insurance Portfolio	12,950,883	4,358,883	(33,786)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Banking Portfolio	$371
Brokerage and Investment Management Portfolio	732
Financials Portfolio	621
FinTech Portfolio	103
Insurance Portfolio	414

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Banking Portfolio	$1,118	$5	$-
Brokerage and Investment Management Portfolio	$5,911	$1,512	$-
Financials Portfolio	$1,433	$2	$-
FinTech Portfolio	$70	$-	$-
Insurance Portfolio	$157	$-	$-

8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Financials Portfolio	$ 1,187,000	5.58%	$2,392

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Banking Portfolio	$11,256
Brokerage and Investment Management Portfolio	22,792
Financials Portfolio	18,105
FinTech Portfolio	3,321
Insurance Portfolio	12,510

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Banking Portfolio	.77%
Actual		$ 1,000	$ 831.40	$ 3.54
Hypothetical-B		$ 1,000	$ 1,021.27	$ 3.91

Brokerage and Investment Management Portfolio	.76%
Actual		$ 1,000	$ 1,023.10	$ 3.86
Hypothetical-B		$ 1,000	$ 1,021.32	$ 3.86

Financials Portfolio	.76%
Actual		$ 1,000	$ 937.00	$ 3.70
Hypothetical-B		$ 1,000	$ 1,021.32	$ 3.86

FinTech Portfolio	.89%
Actual		$ 1,000	$ 1,075.70	$ 4.64
Hypothetical-B		$ 1,000	$ 1,020.66	$ 4.52

Insurance Portfolio	.80%
Actual		$ 1,000	$ 1,020.80	$ 4.06
Hypothetical-B		$ 1,000	$ 1,021.11	$ 4.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Banking Portfolio
Brokerage and Investment Management Portfolio
Fintech Portfolio
Financials Portfolio (formerly, Financial Services Portfolio)
Insurance Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue each fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expenses, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.813666.118
SELFIN-SANN-1023
Fidelity® Select Portfolios®
Materials Sector

Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Semi-Annual Report
August 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Chemicals Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Chemicals Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Linde PLC	24.8
Air Products & Chemicals, Inc.	8.1
Sherwin-Williams Co.	8.0
Celanese Corp. Class A	6.4
DuPont de Nemours, Inc.	4.9
Westlake Corp.	4.9
LyondellBasell Industries NV Class A	4.5
The Chemours Co. LLC	4.3
Ecolab, Inc.	4.3
Olin Corp.	4.2
74.4

Industries (% of Fund's net assets)

Chemicals	99.0

Chemicals Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
Chemicals - 99.0%
Commodity Chemicals - 21.0%
Cabot Corp.	262,700	19,035,242
LyondellBasell Industries NV Class A	297,100	29,344,567
Olin Corp.	470,800	27,315,816
Orion SA	794,726	17,976,702
Tronox Holdings PLC	828,269	11,297,589
Westlake Corp. (a)	240,056	31,442,535
		136,412,451
Diversified Chemicals - 4.3%
The Chemours Co. LLC	824,059	28,034,487
Fertilizers & Agricultural Chemicals - 6.7%
CF Industries Holdings, Inc.	25,317	1,951,181
Corteva, Inc.	474,393	23,961,590
FMC Corp.	204,700	17,651,281
		43,564,052
Industrial Gases - 32.9%
Air Products & Chemicals, Inc.	176,911	52,275,431
Linde PLC	416,516	161,208,354
		213,483,785
Specialty Chemicals - 34.1%
Albemarle Corp. (a)	73,600	14,625,056
Axalta Coating Systems Ltd. (b)	807,700	22,857,910
Celanese Corp. Class A (a)	329,300	41,610,348
DuPont de Nemours, Inc.	417,194	32,078,047
Ecolab, Inc.	152,200	27,975,882
Element Solutions, Inc.	1,105,443	22,794,235
International Flavors & Fragrances, Inc.	31,716	2,234,392
Livent Corp. (b)	200	4,294
PPG Industries, Inc.	38,900	5,514,464
Sherwin-Williams Co.	191,099	51,925,420
		221,620,048
TOTAL COMMON STOCKS (Cost $414,286,166)		643,114,823

Money Market Funds - 7.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	5,400,847	5,401,927
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	43,451,300	43,455,645
TOTAL MONEY MARKET FUNDS (Cost $48,857,572)		48,857,572

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $463,143,738)	691,972,395
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(42,267,815)
NET ASSETS - 100.0%	649,704,580

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	2,631,570	62,610,894	59,840,537	104,978	-	-	5,401,927	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	41,326,325	155,339,265	153,209,945	11,878	-	-	43,455,645	0.2%
Total	43,957,895	217,950,159	213,050,482	116,856	-	-	48,857,572

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	643,114,823	643,114,823	-	-

Money Market Funds	48,857,572	48,857,572	-	-
Total Investments in Securities:	691,972,395	691,972,395	-	-
Chemicals Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,121,402) - See accompanying schedule:
Unaffiliated issuers (cost $414,286,166)	$643,114,823
Fidelity Central Funds (cost $48,857,572)	48,857,572

Total Investment in Securities (cost $463,143,738)		$691,972,395
Receivable for fund shares sold		23,595
Dividends receivable		1,453,726
Reclaims receivable		333,531
Distributions receivable from Fidelity Central Funds		15,812
Prepaid expenses		4,454
Other receivables		157,910
Total assets		693,961,423
Liabilities
Payable for fund shares redeemed	$229,947
Accrued management fee	280,892
Other affiliated payables	113,928
Other payables and accrued expenses	176,431
Collateral on securities loaned	43,455,645
Total Liabilities		44,256,843
Net Assets		$649,704,580
Net Assets consist of:
Paid in capital		$390,385,067
Total accumulated earnings (loss)		259,319,513
Net Assets		$649,704,580
Net Asset Value, offering price and redemption price per share ($649,704,580 ÷ 41,938,059 shares)		$15.49

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$6,463,227
Income from Fidelity Central Funds (including $11,878 from security lending)		116,856
Total Income		6,580,083
Expenses
Management fee	$1,695,948
Transfer agent fees	578,272
Accounting fees	106,178
Custodian fees and expenses	5,304
Independent trustees' fees and expenses	2,439
Registration fees	15,963
Audit	19,419
Legal	206
Miscellaneous	2,989
Total expenses before reductions	2,426,718
Expense reductions	(20,229)
Total expenses after reductions		2,406,489
Net Investment income (loss)		4,173,594
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,067,206
Total net realized gain (loss)		27,067,206
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(23,141,121)
Assets and liabilities in foreign currencies	8,198
Total change in net unrealized appreciation (depreciation)		(23,132,923)
Net gain (loss)		3,934,283
Net increase (decrease) in net assets resulting from operations		$8,107,877
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,173,594	$6,689,344
Net realized gain (loss)	27,067,206	48,415,100
Change in net unrealized appreciation (depreciation)	(23,132,923)	(52,586,087)
Net increase (decrease) in net assets resulting from operations	8,107,877	2,518,357
Distributions to shareholders	(6,435,545)	(71,422,793)

Share transactions
Proceeds from sales of shares	9,411,200	27,760,569
Reinvestment of distributions	6,056,139	67,243,473
Cost of shares redeemed	(45,544,185)	(106,890,154)

Net increase (decrease) in net assets resulting from share transactions	(30,076,846)	(11,886,112)
Total increase (decrease) in net assets	(28,404,514)	(80,790,548)

Net Assets
Beginning of period	678,109,094	758,899,642
End of period	$649,704,580	$678,109,094

Other Information
Shares
Sold	624,624	1,728,193
Issued in reinvestment of distributions	402,401	4,320,957
Redeemed	(3,037,555)	(6,887,077)
Net increase (decrease)	(2,010,530)	(837,927)

Financial Highlights
Chemicals Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$15.43	$16.94	$14.67	$10.47	$13.57	$17.34
Income from Investment Operations
Net investment income (loss) C,D	.10	.15	.15	.15	.15	.23
Net realized and unrealized gain (loss)	.11	.01	2.34	4.21	(2.39)	(2.17)
Total from investment operations	.21	.16	2.49	4.36	(2.24)	(1.94)
Distributions from net investment income	(.01)	(.16)	(.14)	(.16)	(.20)	(.21)
Distributions from net realized gain	(.14)	(1.51)	(.08)	-	(.66)	(1.62)
Total distributions	(.15)	(1.67)	(.22)	(.16)	(.86)	(1.83)
Net asset value, end of period	$15.49	$15.43	$16.94	$14.67	$10.47	$13.57
Total Return E,F	1.38%	1.09%	16.90%	41.65%	(17.63)%	(11.10)%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.75% I	.75%	.74%	.79%	.78%	.77%
Expenses net of fee waivers, if any	.74% I	.75%	.74%	.79%	.78%	.77%
Expenses net of all reductions	.74% I	.75%	.74%	.78%	.77%	.76%
Net investment income (loss)	1.29% I	.96%	.85%	1.28%	1.21%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$649,705	$678,109	$758,900	$700,680	$656,441	$1,153,379
Portfolio turnover rate J	19% I	54%	15%	50%	77%	62%

AFor the year ended February 29.

BPer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Chemicals Portfolio	$155,915

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$240,630,522
Gross unrealized depreciation	(12,945,127)
Net unrealized appreciation (depreciation)	$227,685,395
Tax cost	$464,287,000
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Chemicals Portfolio	62,314,660	94,098,388

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Chemicals Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Chemicals Portfolio	$1,183

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Chemicals Portfolio	681,949	4,988,852	2,520,643
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Chemicals Portfolio	$632
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Chemicals Portfolio	$1,287	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $15.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $20,214.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Gold Portfolio
Consolidated Investment Summary August 31, 2023 (Unaudited)
The information in the following tables is based on the consolidated investments of the Fund.
Top Holdings (% of Fund's net assets)

Franco-Nevada Corp.	10.4
Agnico Eagle Mines Ltd. (Canada)	9.8
Newmont Corp.	9.0
Wheaton Precious Metals Corp.	7.9
Orla Mining Ltd.	5.0
Barrick Gold Corp. (Canada)	4.6
Lundin Gold, Inc.	3.0
Osisko Gold Royalties Ltd.	2.8
Alamos Gold, Inc.	2.8
SSR Mining, Inc.	2.7
58.0

Industries (% of Fund's net assets)

Gold	87.5
Silver	4.9
Diversified Metals & Mining	4.0
Precious Metals & Minerals	1.1
Commodities & Related Investments*	0.8
Copper	0.5

*Includes gold bullion and/or silver bullion.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Gold Portfolio
Consolidated Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
Australia - 4.7%
Metals & Mining - 4.7%
Gold - 4.7%
AngloGold Ashanti Ltd.	124,600	2,121,058
Gold Road Resources Ltd.	12,500,000	14,376,391
Northern Star Resources Ltd.	3,000,000	23,151,254
OceanaGold Corp.	12,000,000	25,932,504
		65,581,207
Brazil - 7.9%
Metals & Mining - 7.9%
Gold - 7.9%
Wheaton Precious Metals Corp. (a)	2,546,306	111,071,104

Burkina Faso - 1.2%
Metals & Mining - 1.2%
Gold - 1.2%
IAMGOLD Corp. (b)	7,000,000	17,354,944

Canada - 68.1%
Metals & Mining - 68.1%
Copper - 0.5%
Faraday Copper Corp. (b)(c)	11,959,966	6,461,497

Diversified Metals & Mining - 3.3%
Foran Mining Corp. (b)	6,613,381	18,696,799
Solaris Resources, Inc. (a)(b)	1,767,654	7,757,688
Vizsla Silver Corp. (b)	5,000,000	5,439,609
Western Copper & Gold Corp. (TSX) (a)(b)(c)	9,988,500	14,784,636
		46,678,732
Gold - 61.4%
Agnico Eagle Mines Ltd. (Canada) (a)	2,831,250	137,476,549
Alamos Gold, Inc.	3,000,000	38,587,922
Artemis Gold, Inc. (a)(b)	5,925,218	26,793,282
Ascot Resources Ltd. (b)(c)	37,965,500	13,486,856
Atex Resources, Inc. (b)(c)	9,990,000	6,062,611
B2Gold Corp.	5,000,000	15,393,724
Banyan Gold Corp. (b)(c)	21,000,000	4,895,648
Barrick Gold Corp. (Canada) (a)	4,000,000	64,831,261
Bonterra Resources, Inc. (b)(c)	7,458,507	1,103,983
Dundee Precious Metals, Inc.	2,000,000	12,907,046
Franco-Nevada Corp.	1,009,950	145,497,975
Fury Gold Mines Ltd. (b)(c)	800,000	319,716
Fury Gold Mines Ltd. (c)(d)	10,000,000	3,996,448
i-80 Gold Corp. (a)(b)	12,432,558	24,751,022
i-80 Gold Corp. (b)	500,000	895,870
Lundin Gold, Inc.	3,463,900	41,529,885
Maple Gold Mines Ltd. (b)(c)	19,981,000	1,035,132
Marathon Gold Corp. (a)(b)(c)	24,927,995	14,205,563
Marathon Gold Corp. warrants 9/20/24 (b)(c)	5,000,000	159,261
Novagold Resources, Inc. (b)	3,900,000	16,134,547
Orla Mining Ltd. (b)	14,626,832	69,713,438
Osisko Development Corp. (b)	3,999,000	13,022,202
Osisko Development Corp.:
rights(b)	666,666	26,730
warrants(b)	1,144,505	330,341
Osisko Gold Royalties Ltd.	2,922,902	39,067,207
Osisko Mining, Inc. warrants 8/6/24 (b)	1,350,000	191,722
Rupert Resources Ltd. (b)	2,481,200	6,702,472
Seabridge Gold, Inc. (b)	1,000,000	11,737,715
Skeena Resources Ltd. (a)(b)	3,499,000	17,375,881
SSR Mining, Inc.	2,500,000	37,078,153
Torex Gold Resources, Inc. (b)	1,500,000	17,329,041
Triple Flag Precious Metals Corp.	1,976,431	27,440,679
Victoria Gold Corp. (b)(c)	3,986,907	20,182,389
Wesdome Gold Mines, Inc. (b)	4,422,589	27,657,547
		857,919,818
Precious Metals & Minerals - 1.1%
Dolly Varden Silver Corp. (b)(c)	17,000,000	9,058,615
Guanajuato Silver Co. Ltd. (b)(c)	23,965,000	5,054,785
Guanajuato Silver Co. Ltd. (c)	8,500,000	1,613,566
Guanajuato Silver Co. Ltd. warrants 2/10/25 (b)(c)	7,396,381	97,985
		15,824,951
Silver - 1.8%
Aya Gold & Silver, Inc. (a)(b)	2,473,000	15,135,961
GoGold Resources, Inc. (a)(b)	8,955,575	9,809,244
		24,945,205
TOTAL METALS & MINING		951,830,203

China - 0.1%
Metals & Mining - 0.1%
Gold - 0.1%
Zijin Mining Group Co. Ltd. (H Shares)	464,000	730,108

South Africa - 2.3%
Metals & Mining - 2.3%
Gold - 2.3%
Gold Fields Ltd.	2,500,000	31,984,188

United States of America - 13.7%
Metals & Mining - 13.7%
Diversified Metals & Mining - 0.7%
Ivanhoe Electric, Inc. (b)	637,088	9,957,685

Gold - 9.9%
Dakota Gold Corp. (b)	2,500,000	7,200,000
Newmont Corp.	3,187,000	125,631,540
Royal Gold, Inc.	50,000	5,604,500
		138,436,040
Silver - 3.1%
Gatos Silver, Inc. (a)(b)(c)	6,761,606	30,900,539
Hecla Mining Co. (a)	2,695,848	11,834,773
		42,735,312
TOTAL METALS & MINING		191,129,037

TOTAL COMMON STOCKS (Cost $1,092,968,958)		1,369,680,791

Commodities - 0.8%
	Troy Ounces	Value ($)
Gold Bullion (Cost $4,575,085)	5,582	10,829,694

Money Market Funds - 9.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (e)	14,517,990	14,520,894
Fidelity Securities Lending Cash Central Fund 5.44% (e)(f)	124,381,909	124,394,347
TOTAL MONEY MARKET FUNDS (Cost $138,915,241)		138,915,241

TOTAL INVESTMENT IN SECURITIES - 108.7% (Cost $1,236,459,284)	1,519,425,726
NET OTHER ASSETS (LIABILITIES) - (8.7)%	(121,994,670)
NET ASSETS - 100.0%	1,397,431,056

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,996,448 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	14,257,857	440,498,086	440,235,049	521,763	-	-	14,520,894	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	297,711,327	606,289,717	779,606,697	190,625	-	-	124,394,347	0.4%
Total	311,969,184	1,046,787,803	1,219,841,746	712,388	-	-	138,915,241

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Select Gold Cayman Ltd.	10,218,783	-	-	-	-	629,681	10,848,464

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ascot Resources Ltd.	11,542,690	6,042,335	12,862	-	(22,948)	(4,062,359)	13,486,856
Atex Resources, Inc.	-	9,398,641	6,410	-	(3,844)	(3,325,776)	6,062,611
Banyan Gold Corp.	6,310,004	-	-	-	-	(1,414,356)	4,895,648
Bonterra Resources, Inc.	1,786,369	-	6,094	-	(35,187)	(641,105)	1,103,983
Dolly Varden Silver Corp.	11,835,837	-	-	-	-	(2,777,222)	9,058,615
Faraday Copper Corp.	6,449,249	1,215,785	21,510	-	(6,777)	(1,175,250)	6,461,497
Fury Gold Mines Ltd.	-	470,779	-	-	-	(151,063)	319,716
Fury Gold Mines Ltd.	6,375,962	-	-	-	-	(2,379,514)	3,996,448
Gatos Silver, Inc.	27,876,000	-	642,443	-	(1,295,073)	4,962,055	30,900,539
Guanajuato Silver Co. Ltd.	-	5,977,531	7,503	-	(1,215)	(914,028)	5,054,785
Guanajuato Silver Co. Ltd.	-	2,308,944	-	-	-	(695,378)	1,613,566
Guanajuato Silver Co. Ltd. warrants 2/10/25	-	5,596	-	-	-	92,389	97,985
Maple Gold Mines Ltd.	2,638,329	-	1,017	-	(6,752)	(1,595,428)	1,035,132
Marathon Gold Corp.	16,306,339	-	41,442	-	(169,644)	(1,889,690)	14,205,563
Marathon Gold Corp. warrants 9/20/24	432,958	-	-	-	-	(273,697)	159,261
Victoria Gold Corp.	24,829,608	5,455,247	5,699,074	-	(3,097,186)	(1,306,206)	20,182,389
Western Copper & Gold Corp. (TSX)	13,772,133	2,154,263	17,250	-	(3,000)	(1,121,510)	14,784,636
i-80 Gold Corp.	22,792,232	-	3,086,245	-	21,432	(2,704,060)	-
i-80 Gold Corp.	5,698,058	-	-	-	-	(406,411)	-
Total	158,645,768	33,029,121	9,541,850	-	(4,620,194)	(21,778,609)	133,419,230

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,369,680,791	1,332,590,411	37,090,380	-

Commodities	10,829,694	10,829,694	-	-

Money Market Funds	138,915,241	138,915,241	-	-
Total Investments in Securities:	1,519,425,726	1,482,335,346	37,090,380	-
Gold Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,689,459) - See accompanying schedule:
Unaffiliated issuers (cost $903,139,385)	$1,236,261,561
Fidelity Central Funds (cost $138,915,241)	138,915,241
Commodities (cost $4,575,085)	10,829,694
Other affiliated issuers (cost $189,829,573)	133,419,230

Total Investment in Securities (cost $1,236,459,284)		$1,519,425,726
Cash		19,361
Foreign currency held at value (cost $116,487)		116,682
Receivable for investments sold		14,900,689
Receivable for fund shares sold		2,218,932
Dividends receivable		2,039,619
Distributions receivable from Fidelity Central Funds		99,335
Prepaid expenses		5,149
Other receivables		205,585
Total assets		1,539,031,078
Liabilities
Payable for investments purchased	$14,926,813
Payable for fund shares redeemed	1,141,388
Accrued management fee	606,605
Distribution and service plan fees payable	44,173
Other affiliated payables	272,403
Other payables and accrued expenses	213,587
Collateral on securities loaned	124,395,053
Total Liabilities		141,600,022
Net Assets		$1,397,431,056
Net Assets consist of:
Paid in capital		$2,656,017,583
Total accumulated earnings (loss)		(1,258,586,527)
Net Assets		$1,397,431,056

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($76,575,242 ÷ 3,612,909 shares)(a)		$21.19
Maximum offering price per share (100/94.25 of $21.19)		$22.48
Class M :
Net Asset Value and redemption price per share ($21,280,235 ÷ 1,030,963 shares)(a)		$20.64
Maximum offering price per share (100/96.50 of $20.64)		$21.39
Class C :
Net Asset Value and offering price per share ($23,790,303 ÷ 1,226,419 shares)(a)		$19.40
Gold :
Net Asset Value, offering price and redemption price per share ($1,058,962,612 ÷ 48,271,842 shares)		$21.94
Class I :
Net Asset Value, offering price and redemption price per share ($113,152,352 ÷ 5,156,404 shares)		$21.94
Class Z :
Net Asset Value, offering price and redemption price per share ($103,670,312 ÷ 4,718,508 shares)		$21.97
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Consolidated Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$11,261,158
Income from Fidelity Central Funds (including $190,625 from security lending)		712,388
Income before foreign taxes withheld		$11,973,546
Less foreign taxes withheld		(1,081,874)
Total Income		10,891,672
Expenses
Management fee	$4,341,914
Transfer agent fees	1,463,926
Distribution and service plan fees	300,088
Accounting fees	353,008
Custodian fees and expenses	47,865
Independent trustees' fees and expenses	6,016
Registration fees	75,507
Audit	33,805
Legal	454
Interest	3,692
Miscellaneous	4,975
Total expenses before reductions	6,631,250
Expense reductions	(55,738)
Total expenses after reductions		6,575,512
Net Investment income (loss)		4,316,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	33,921,675
Affiliated issuers	(4,620,194)
Foreign currency transactions	411,538
Total net realized gain (loss)		29,713,019
Change in net unrealized appreciation (depreciation) on:
Investments:
Investments	(12,293,962)
Affiliated issuers	(21,778,609)
Assets and liabilities in foreign currencies	(105,566)
Commodities	630,040
Total change in net unrealized appreciation (depreciation)		(33,548,097)
Net gain (loss)		(3,835,078)
Net increase (decrease) in net assets resulting from operations		$481,082
Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,316,160	$14,212,550
Net realized gain (loss)	29,713,019	(107,248,450)
Change in net unrealized appreciation (depreciation)	(33,548,097)	(283,568,819)
Net increase (decrease) in net assets resulting from operations	481,082	(376,604,719)
Distributions to shareholders	(8,646,779)	(5,320,281)

Share transactions - net increase (decrease)	(151,184,550)	189,254,819

Total increase (decrease) in net assets	(159,350,247)	(192,670,181)

Net Assets
Beginning of period	1,556,781,303	1,749,451,484
End of period	$1,397,431,056	$1,556,781,303

Consolidated Financial Highlights
Fidelity Advisor® Gold Fund Class A

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.12	$26.27	$24.15	$21.67	$18.52	$18.30
Income from Investment Operations
Net investment income (loss) B,C	.03	.15	.27 D	(.04)	(.01) E	(.03)
Net realized and unrealized gain (loss)	.09 F	(5.23)	2.20	3.74	3.20	.25
Total from investment operations	.12	(5.08)	2.47	3.70	3.19	.22
Distributions from net investment income	(.05)	(.07)	(.35)	(1.22)	(.01)	-
Distributions from net realized gain	-	-	-	-	(.03)	-
Total distributions	(.05)	(.07)	(.35)	(1.22)	(.04)	-
Net asset value, end of period	$21.19	$21.12	$26.27	$24.15	$21.67	$18.52
Total Return G,H,I	.53%	(19.42)%	10.37%	16.59%	17.23%	1.20%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.09% L	1.09%	1.07%	1.08%	1.13%	1.19%
Expenses net of fee waivers, if any	1.08% L	1.08%	1.07%	1.08%	1.13%	1.18%
Expenses net of all reductions	1.08% L	1.08%	1.07%	1.07%	1.12%	1.18%
Net investment income (loss)	.24% L	.67%	1.02% D	(.12)%	(.05)% E	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$76,575	$73,943	$86,977	$82,989	$64,971	$50,479
Portfolio turnover rate M	58% L	46%	38%	46%	56%	37%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.26)%.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ITotal returns do not include the effect of the sales charges.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Gold Fund Class M

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.55	$25.63	$23.57	$21.16	$18.11	$17.94
Income from Investment Operations
Net investment income (loss) B,C	- D	.09	.19 E	(.12)	(.07) F	(.07)
Net realized and unrealized gain (loss)	.09 G	(5.11)	2.16	3.67	3.12	.24
Total from investment operations	.09	(5.02)	2.35	3.55	3.05	.17
Distributions from net investment income	-	(.06)	(.29)	(1.14)	-	-
Total distributions	-	(.06)	(.29)	(1.14)	-	-
Net asset value, end of period	$20.64	$20.55	$25.63	$23.57	$21.16	$18.11
Total Return H,I,J	.44%	(19.66)%	10.08%	16.28%	16.84%	.95%
Ratios to Average Net Assets C,K,L
Expenses before reductions	1.35% M	1.35%	1.36%	1.37%	1.42%	1.48%
Expenses net of fee waivers, if any	1.34% M	1.35%	1.35%	1.37%	1.42%	1.46%
Expenses net of all reductions	1.33% M	1.35%	1.35%	1.36%	1.41%	1.46%
Net investment income (loss)	(.01)% M	.40%	.74% E	(.42)%	(.34)% F	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$21,280	$21,586	$26,201	$24,535	$19,620	$17,401
Portfolio turnover rate N	58% M	46%	38%	46%	56%	37%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.

GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

HTotal returns for periods of less than one year are not annualized.

ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

JTotal returns do not include the effect of the sales charges.

KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

MAnnualized.

NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Gold Fund Class C

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.36	$24.24	$22.30	$20.07	$17.24	$17.15
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.01)	.08 D	(.22)	(.14) E	(.13)
Net realized and unrealized gain (loss)	.09 F	(4.82)	2.05	3.49	2.97	.22
Total from investment operations	.04	(4.83)	2.13	3.27	2.83	.09
Distributions from net investment income	-	(.05)	(.19)	(1.04)	-	-
Total distributions	-	(.05)	(.19)	(1.04)	-	-
Net asset value, end of period	$19.40	$19.36	$24.24	$22.30	$20.07	$17.24
Total Return G,H,I	.21%	(20.00)%	9.62%	15.81%	16.42%	.52%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.79% L	1.79%	1.77%	1.78%	1.80%	1.84%
Expenses net of fee waivers, if any	1.79% L	1.78%	1.77%	1.78%	1.80%	1.83%
Expenses net of all reductions	1.79% L	1.78%	1.77%	1.77%	1.79%	1.83%
Net investment income (loss)	(.47)% L	(.03)%	.32% D	(.83)%	(.72)% E	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$23,790	$27,978	$43,031	$51,195	$52,375	$67,760
Portfolio turnover rate M	58% L	46%	38%	46%	56%	37%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12)%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.94)%.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ITotal returns do not include the effect of the contingent deferred sales charge.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Gold Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.88	$27.14	$24.93	$22.33	$19.07	$18.78
Income from Investment Operations
Net investment income (loss) B,C	.07	.23	.36 D	.06	.06 E	.03
Net realized and unrealized gain (loss)	.11 F	(5.41)	2.27	3.84	3.30	.26
Total from investment operations	.18	(5.18)	2.63	3.90	3.36	.29
Distributions from net investment income	(.12)	(.08)	(.42)	(1.30)	(.06)	-
Distributions from net realized gain	-	-	-	-	(.03)	-
Total distributions	(.12)	(.08)	(.42)	(1.30)	(.10) G	-
Net asset value, end of period	$21.94	$21.88	$27.14	$24.93	$22.33	$19.07
Total Return H,I	.73%	(19.17)%	10.71%	16.96%	17.60%	1.54%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.77% L	.78%	.76%	.76%	.79%	.86%
Expenses net of fee waivers, if any	.77% L	.78%	.76%	.76%	.79%	.85%
Expenses net of all reductions	.77% L	.77%	.76%	.75%	.78%	.85%
Net investment income (loss)	.55% L	.97%	1.33% D	.19%	.29% E	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,058,963	$1,229,416	$1,330,602	$1,319,440	$1,292,204	$1,035,697
Portfolio turnover rate M	58% L	46%	38%	46%	56%	37%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

GTotal distributions per share do not sum due to rounding.

HTotal returns for periods of less than one year are not annualized.

ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Gold Fund Class I

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.88	$27.15	$24.93	$22.33	$19.07	$18.78
Income from Investment Operations
Net investment income (loss) B,C	.07	.23	.36 D	.05	.06 E	.04
Net realized and unrealized gain (loss)	.11 F	(5.42)	2.27	3.85	3.30	.25
Total from investment operations	.18	(5.19)	2.63	3.90	3.36	.29
Distributions from net investment income	(.12)	(.08)	(.41)	(1.30)	(.07)	-
Distributions from net realized gain	-	-	-	-	(.03)	-
Total distributions	(.12)	(.08)	(.41)	(1.30)	(.10)	-
Net asset value, end of period	$21.94	$21.88	$27.15	$24.93	$22.33	$19.07
Total Return G,H	.72%	(19.20)%	10.74%	16.96%	17.60%	1.54%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.77% K	.77%	.76%	.77%	.79%	.84%
Expenses net of fee waivers, if any	.76% K	.77%	.76%	.77%	.79%	.82%
Expenses net of all reductions	.76% K	.77%	.76%	.76%	.77%	.82%
Net investment income (loss)	.56% K	.98%	1.33% D	.18%	.30% E	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$113,152	$110,224	$152,799	$137,617	$115,699	$84,956
Portfolio turnover rate L	58% K	46%	38%	46%	56%	37%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.

FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Gold Fund Class Z

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$21.92	$27.16	$24.94	$22.34	$19.08	$16.62
Income from Investment Operations
Net investment income (loss) C,D	.08	.26	.40 E	.09	.10 F	.07
Net realized and unrealized gain (loss)	.12 G	(5.41)	2.27	3.85	3.29	2.39
Total from investment operations	.20	(5.15)	2.67	3.94	3.39	2.46
Distributions from net investment income	(.15)	(.09)	(.45)	(1.34)	(.10)	-
Distributions from net realized gain	-	-	-	-	(.03)	-
Total distributions	(.15)	(.09)	(.45)	(1.34)	(.13)	-
Net asset value, end of period	$21.97	$21.92	$27.16	$24.94	$22.34	$19.08
Total Return H,I	.80%	(19.07)%	10.88%	17.12%	17.75%	14.80%
Ratios to Average Net Assets D,J,K
Expenses before reductions	.63% L	.63%	.63%	.64%	.65%	.68% L
Expenses net of fee waivers, if any	.63% L	.63%	.62%	.64%	.64%	.68% L
Expenses net of all reductions	.62% L	.63%	.62%	.62%	.63%	.67% L
Net investment income (loss)	.69% L	1.12%	1.47% E	.32%	.44% F	.97% L
Supplemental Data
Net assets, end of period (000 omitted)	$103,670	$93,634	$109,842	$105,293	$95,076	$3,037
Portfolio turnover rate M	58% L	46%	38%	46%	56%	37%

AFor the year ended February 29.

BFor the period October 2, 2018 (commencement of sale of shares) through February 28, 2019.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

HTotal returns for periods of less than one year are not annualized.

ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Consolidated Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Gold, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Gold Portfolio	Fidelity Select Gold Cayman Ltd.	10,848,464.8

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the Consolidated financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the consolidated Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Gold Portfolio	$144,485

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$398,311,976
Gross unrealized depreciation	(181,342,868)
Net unrealized appreciation (depreciation)	$216,969,108
Tax cost	$1,302,456,618

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(274,109,326)
Long-term	(1,187,878,757)
Total capital loss carryforward	$(1,461,988,083)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the consolidated Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the consolidated financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Gold Portfolio	465,374,171	613,672,641
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

The investment adviser, either through itself or through an affiliate provides investment management related services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. Under the management contract with the subsidiary, the investment adviser pays all other expenses of the Subsidiary, except custodian fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$102,068	$1,231
Class M	.25%	.25%	57,812	-
Class C	.75%	.25%	140,208	9,845
			$300,088	$11,076

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22,405
Class M	2,297
Class CA	368
$25,070

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$100,018.25
Class M	29,479.26
Class C	28,284.20
Gold	1,167,907.18
Class I	114,856.18
Class Z	23,382.04
	$1,463,926

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Gold Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Gold Portfolio	$4,294

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Gold Portfolio	Borrower	$ 3,573,571	5.31%	$3,692

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Gold Portfolio	-	17,973,600	897,293
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Gold Portfolio	$1,621
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Gold Portfolio	$19,697	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,773. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$682
Class M	1,232
Class C	51
$1,965

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $51,000.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2023	Year ended February 28, 2023
Gold Portfolio
Distributions to shareholders
Class A	$ 185,909	$236,581
Class M	-	64,063
Class C	-	82,259
Gold	7,056,735	4,119,368
Class I	684,538	460,437
Class Z	719,597	357,573
Total	$ 8,646,779	$ 5,320,281
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2023	Year ended February 28, 2023	Six months ended August 31, 2023	Year ended February 28, 2023
Gold Portfolio
Class A
Shares sold	565,019	1,122,921	$13,115,424	$27,099,950
Reinvestment of distributions	7,073	7,775	182,695	230,842
Shares redeemed	(460,692)	(939,774)	(10,260,844)	(21,685,894)
Net increase (decrease)	111,400	190,922	$3,037,275	$5,644,898
Class M
Shares sold	90,074	371,999	$2,019,138	$8,541,059
Reinvestment of distributions	-	2,211	-	64,030
Shares redeemed	(109,545)	(346,180)	(2,435,398)	(7,235,921)
Net increase (decrease)	(19,471)	28,030	$(416,260)	$1,369,168
Class C
Shares sold	84,389	330,090	$1,838,873	$7,857,068
Reinvestment of distributions	-	2,997	-	82,054
Shares redeemed	(303,324)	(663,298)	(6,290,981)	(13,627,374)
Net increase (decrease)	(218,935)	(330,211)	$(4,452,108)	$(5,688,252)
Gold
Shares sold	7,888,207	24,882,743	$191,443,286	$614,447,230
Reinvestment of distributions	250,900	128,260	6,699,035	3,933,734
Shares redeemed	(16,058,485)	(17,838,751)	(363,872,334)	(424,861,608)
Net increase (decrease)	(7,919,378)	7,172,252	$(165,730,013)	$193,519,356
Class I
Shares sold	1,313,135	1,703,267	$31,812,894	$41,572,132
Reinvestment of distributions	24,910	14,570	665,353	447,009
Shares redeemed	(1,218,478)	(2,309,414)	(27,711,938)	(53,976,142)
Net increase (decrease)	119,567	(591,577)	$4,766,309	$(11,957,001)
Class Z
Shares sold	1,385,689	2,207,248	$33,366,829	$52,782,706
Reinvestment of distributions	26,599	11,475	710,999	352,174
Shares redeemed	(965,105)	(1,991,473)	(22,467,581)	(46,768,230)
Net increase (decrease)	447,183	227,250	$11,610,247	$6,366,650

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Materials Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Linde PLC	21.2
Freeport-McMoRan, Inc.	6.3
First Quantum Minerals Ltd.	5.6
LyondellBasell Industries NV Class A	5.5
Air Products & Chemicals, Inc.	4.8
Celanese Corp. Class A	4.7
DuPont de Nemours, Inc.	4.2
Corteva, Inc.	4.1
The Chemours Co. LLC	3.3
Aptargroup, Inc.	3.1
62.8

Industries (% of Fund's net assets)

Chemicals	64.0
Metals & Mining	21.7
Containers & Packaging	8.9
Construction Materials	5.2

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Materials Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
Chemicals - 64.0%
Commodity Chemicals - 17.7%
Cabot Corp. (a)	358,900	26,005,894
Chemtrade Logistics Income Fund	1,959,700	12,342,397
Dow, Inc.	195,800	10,682,848
LyondellBasell Industries NV Class A	560,900	55,400,093
Olin Corp.	492,100	28,551,642
Orion SA	210,800	4,768,296
Tronox Holdings PLC	1,769,403	24,134,657
Westlake Corp. (a)	132,400	17,341,752
		179,227,579
Diversified Chemicals - 4.0%
Huntsman Corp.	250,800	6,989,796
The Chemours Co. LLC	977,900	33,268,158
		40,257,954
Fertilizers & Agricultural Chemicals - 5.1%
Corteva, Inc.	805,411	40,681,310
Nutrien Ltd.	162,200	10,274,347
		50,955,657
Industrial Gases - 26.0%
Air Products & Chemicals, Inc.	163,400	48,283,066
Linde PLC	555,586	215,034,005
		263,317,071
Specialty Chemicals - 11.2%
Ashland, Inc.	155,500	13,470,965
Celanese Corp. Class A (a)	376,400	47,561,904
DuPont de Nemours, Inc.	548,917	42,206,228
Eastman Chemical Co.	64,100	5,449,141
RPM International, Inc.	49,600	4,947,104
		113,635,342
TOTAL CHEMICALS		647,393,603
Construction Materials - 5.2%
Construction Materials - 5.2%
Martin Marietta Materials, Inc.	57,800	25,802,498
Vulcan Materials Co.	123,100	26,866,575
		52,669,073
Containers & Packaging - 8.9%
Metal, Glass & Plastic Containers - 7.1%
Aptargroup, Inc.	239,100	31,695,096
Crown Holdings, Inc.	174,759	16,193,169
Greif, Inc. Class A	337,000	24,462,830
		72,351,095
Paper & Plastic Packaging Products & Materials - 1.8%
Avery Dennison Corp.	95,400	17,971,452
TOTAL CONTAINERS & PACKAGING		90,322,547
Metals & Mining - 21.7%
Copper - 11.9%
First Quantum Minerals Ltd.	2,089,000	56,121,004
Freeport-McMoRan, Inc.	1,602,500	63,955,775
		120,076,779
Diversified Metals & Mining - 2.4%
E3 Lithium Ltd. (b)	79,500	233,581
Horizonte Minerals PLC (b)	3,690,000	6,100,212
Ivanhoe Mines Ltd. (b)	1,443,200	12,838,413
Major Drilling Group International, Inc. (b)	756,800	4,872,824
		24,045,030
Gold - 2.1%
Franco-Nevada Corp.	110,000	15,847,099
Wheaton Precious Metals Corp.	118,800	5,182,114
		21,029,213
Steel - 5.3%
Commercial Metals Co.	308,200	17,348,578
Reliance Steel & Aluminum Co.	89,200	25,418,432
Steel Dynamics, Inc.	102,000	10,872,180
		53,639,190
TOTAL METALS & MINING		218,790,212
TOTAL COMMON STOCKS (Cost $701,146,980)		1,009,175,435

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	2,286,226	2,286,683
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	66,095,515	66,102,125
TOTAL MONEY MARKET FUNDS (Cost $68,388,808)		68,388,808

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $769,535,788)	1,077,564,243
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(66,209,421)
NET ASSETS - 100.0%	1,011,354,822

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	12,468,877	118,567,585	128,749,779	135,381	-	-	2,286,683	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	17,449,050	213,301,190	164,648,115	17,752	-	-	66,102,125	0.2%
Total	29,917,927	331,868,775	293,397,894	153,133	-	-	68,388,808

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,009,175,435	1,009,175,435	-	-

Money Market Funds	68,388,808	68,388,808	-	-
Total Investments in Securities:	1,077,564,243	1,077,564,243	-	-
Materials Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,825,998) - See accompanying schedule:
Unaffiliated issuers (cost $701,146,980)	$1,009,175,435
Fidelity Central Funds (cost $68,388,808)	68,388,808

Total Investment in Securities (cost $769,535,788)		$1,077,564,243
Foreign currency held at value (cost $19,046)		19,058
Receivable for investments sold		1,221,069
Receivable for fund shares sold		156,868
Dividends receivable		2,647,848
Distributions receivable from Fidelity Central Funds		18,646
Prepaid expenses		5,208
Other receivables		192,914
Total assets		1,081,825,854
Liabilities
Payable for investments purchased	$704,873
Payable for fund shares redeemed	2,780,329
Accrued management fee	441,560
Distribution and service plan fees payable	53,770
Other affiliated payables	171,261
Other payables and accrued expenses	217,114
Collateral on securities loaned	66,102,125
Total Liabilities		70,471,032
Net Assets		$1,011,354,822
Net Assets consist of:
Paid in capital		$700,065,882
Total accumulated earnings (loss)		311,288,940
Net Assets		$1,011,354,822

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($121,942,180 ÷ 1,230,757 shares)(a)		$99.08
Maximum offering price per share (100/94.25 of $99.08)		$105.12
Class M :
Net Asset Value and redemption price per share ($37,181,278 ÷ 380,541 shares)(a)		$97.71
Maximum offering price per share (100/96.50 of $97.71)		$101.25
Class C :
Net Asset Value and offering price per share ($16,064,474 ÷ 170,080 shares)(a)		$94.45
Materials :
Net Asset Value, offering price and redemption price per share ($564,603,963 ÷ 5,654,950 shares)		$99.84
Class I :
Net Asset Value, offering price and redemption price per share ($171,427,065 ÷ 1,720,782 shares)		$99.62
Class Z :
Net Asset Value, offering price and redemption price per share ($100,135,862 ÷ 1,006,214 shares)		$99.52
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$11,433,807
Income from Fidelity Central Funds (including $17,752 from security lending)		153,133
Total Income		11,586,940
Expenses
Management fee	$2,654,711
Transfer agent fees	883,742
Distribution and service plan fees	318,509
Accounting fees	150,091
Custodian fees and expenses	13,078
Independent trustees' fees and expenses	3,794
Registration fees	52,708
Audit	21,994
Legal	518
Miscellaneous	3,974
Total expenses before reductions	4,103,119
Expense reductions	(32,106)
Total expenses after reductions		4,071,013
Net Investment income (loss)		7,515,927
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,954,584)
Foreign currency transactions	(46,455)
Total net realized gain (loss)		(2,001,039)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	24,295,559
Assets and liabilities in foreign currencies	8,334
Total change in net unrealized appreciation (depreciation)		24,303,893
Net gain (loss)		22,302,854
Net increase (decrease) in net assets resulting from operations		$29,818,781
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,515,927	$10,994,667
Net realized gain (loss)	(2,001,039)	108,099,190
Change in net unrealized appreciation (depreciation)	24,303,893	(119,348,058)
Net increase (decrease) in net assets resulting from operations	29,818,781	(254,201)
Distributions to shareholders	(42,286,924)	(33,314,365)

Share transactions - net increase (decrease)	(73,477,221)	(23,554,987)

Total increase (decrease) in net assets	(85,945,364)	(57,123,553)

Net Assets
Beginning of period	1,097,300,186	1,154,423,739
End of period	$1,011,354,822	$1,097,300,186

Financial Highlights
Fidelity Advisor® Materials Fund Class A

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$99.98	$102.68	$87.03	$59.39	$69.57	$88.50
Income from Investment Operations
Net investment income (loss) B,C	.60	.79	.46	.33	.58	.84
Net realized and unrealized gain (loss)	2.46	(.54)	15.77	27.72	(10.10)	(12.01)
Total from investment operations	3.06	.25	16.23	28.05	(9.52)	(11.17)
Distributions from net investment income	-	(.80)	(.58)	(.41)	(.66)	(.67)
Distributions from net realized gain	(3.96)	(2.15)	-	-	-	(7.09)
Total distributions	(3.96)	(2.95)	(.58)	(.41)	(.66)	(7.76)
Net asset value, end of period	$99.08	$99.98	$102.68	$87.03	$59.39	$69.57
Total Return D,E,F	3.23%	.39%	18.64%	47.27%	(13.81)%	(12.59)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.03% I	1.03%	1.03%	1.08%	1.08%	1.06%
Expenses net of fee waivers, if any	1.02% I	1.03%	1.03%	1.08%	1.08%	1.06%
Expenses net of all reductions	1.02% I	1.03%	1.03%	1.08%	1.07%	1.05%
Net investment income (loss)	1.26% I	.81%	.46%	.48%	.87%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$121,942	$124,777	$138,219	$101,238	$76,869	$126,182
Portfolio turnover rate J	29% I	47%	43%	36%	69%	77% K

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Materials Fund Class M

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$98.77	$101.52	$86.14	$58.84	$68.98	$87.79
Income from Investment Operations
Net investment income (loss) B,C	.48	.54	.20	.14	.39	.61
Net realized and unrealized gain (loss)	2.42	(.53)	15.59	27.42	(10.01)	(11.88)
Total from investment operations	2.90	.01	15.79	27.56	(9.62)	(11.27)
Distributions from net investment income	-	(.61)	(.41)	(.26)	(.52)	(.45)
Distributions from net realized gain	(3.96)	(2.15)	-	-	-	(7.09)
Total distributions	(3.96)	(2.76)	(.41)	(.26)	(.52)	(7.54)
Net asset value, end of period	$97.71	$98.77	$101.52	$86.14	$58.84	$68.98
Total Return D,E,F	3.10%	.15%	18.32%	46.86%	(14.05)%	(12.84)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.28% I	1.28%	1.29%	1.36%	1.37%	1.35%
Expenses net of fee waivers, if any	1.27% I	1.28%	1.29%	1.36%	1.36%	1.35%
Expenses net of all reductions	1.27% I	1.28%	1.29%	1.36%	1.36%	1.34%
Net investment income (loss)	1.02% I	.56%	.20%	.21%	.58%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$37,181	$38,570	$37,100	$24,768	$19,423	$27,436
Portfolio turnover rate J	29% I	47%	43%	36%	69%	77% K

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Materials Fund Class C

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$95.85	$98.63	$83.76	$57.30	$67.13	$85.52
Income from Investment Operations
Net investment income (loss) B,C	.23	.06	(.28)	(.18)	.08	.25
Net realized and unrealized gain (loss)	2.33	(.53)	15.15	26.64	(9.76)	(11.50)
Total from investment operations	2.56	(.47)	14.87	26.46	(9.68)	(11.25)
Distributions from net investment income	-	(.16)	-	-	(.15)	(.04)
Distributions from net realized gain	(3.96)	(2.15)	-	-	-	(7.09)
Total distributions	(3.96)	(2.31)	-	-	(.15)	(7.14) D
Net asset value, end of period	$94.45	$95.85	$98.63	$83.76	$57.30	$67.13
Total Return E,F,G	2.83%	(.36)%	17.75%	46.18%	(14.46)%	(13.24)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.78% J	1.78%	1.78%	1.83%	1.82%	1.81%
Expenses net of fee waivers, if any	1.78% J	1.78%	1.78%	1.83%	1.82%	1.81%
Expenses net of all reductions	1.78% J	1.78%	1.78%	1.83%	1.81%	1.79%
Net investment income (loss)	.51% J	.06%	(.29)%	(.27)%	.12%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$16,064	$17,053	$21,261	$23,296	$24,239	$51,659
Portfolio turnover rate K	29% J	47%	43%	36%	69%	77% L

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Materials Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$100.63	$103.29	$87.46	$59.63	$69.84	$88.90
Income from Investment Operations
Net investment income (loss) B,C	.74	1.07	.75	.53	.77	1.06
Net realized and unrealized gain (loss)	2.48	(.55)	15.86	27.87	(10.14)	(12.09)
Total from investment operations	3.22	.52	16.61	28.40	(9.37)	(11.03)
Distributions from net investment income	(.04)	(1.03)	(.78)	(.57)	(.84)	(.93)
Distributions from net realized gain	(3.96)	(2.15)	-	-	-	(7.09)
Total distributions	(4.01) D	(3.18)	(.78)	(.57)	(.84)	(8.03) D
Net asset value, end of period	$99.84	$100.63	$103.29	$87.46	$59.63	$69.84
Total Return E,F	3.37%	.67%	18.98%	47.68%	(13.57)%	(12.35)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.76% I	.76%	.75%	.80%	.80%	.79%
Expenses net of fee waivers, if any	.75% I	.75%	.74%	.80%	.80%	.79%
Expenses net of all reductions	.75% I	.75%	.74%	.80%	.79%	.78%
Net investment income (loss)	1.54% I	1.09%	.75%	.76%	1.14%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$564,604	$603,330	$645,773	$533,073	$405,668	$626,759
Portfolio turnover rate J	29% I	47%	43%	36%	69%	77% K

AFor the year ended February 29.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Materials Fund Class I

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$100.42	$103.07	$87.29	$59.52	$69.70	$88.73
Income from Investment Operations
Net investment income (loss) B,C	.74	1.06	.74	.55	.78	1.07
Net realized and unrealized gain (loss)	2.47	(.54)	15.83	27.80	(10.12)	(12.08)
Total from investment operations	3.21	.52	16.57	28.35	(9.34)	(11.01)
Distributions from net investment income	(.04)	(1.02)	(.79)	(.58)	(.84)	(.93)
Distributions from net realized gain	(3.96)	(2.15)	-	-	-	(7.09)
Total distributions	(4.01) D	(3.17)	(.79)	(.58)	(.84)	(8.02)
Net asset value, end of period	$99.62	$100.42	$103.07	$87.29	$59.52	$69.70
Total Return E,F	3.36%	.66%	18.97%	47.70%	(13.55)%	(12.34)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.76% I	.76%	.75%	.78%	.79%	.78%
Expenses net of fee waivers, if any	.75% I	.76%	.75%	.78%	.79%	.78%
Expenses net of all reductions	.75% I	.76%	.75%	.78%	.78%	.77%
Net investment income (loss)	1.54% I	1.08%	.74%	.78%	1.16%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$171,427	$208,630	$238,282	$190,132	$137,887	$254,240
Portfolio turnover rate J	29% I	47%	43%	36%	69%	77% K

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Materials Fund Class Z

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$100.27	$102.92	$87.14	$59.40	$69.58	$79.81
Income from Investment Operations
Net investment income (loss) C,D	.80	1.20	.88	.67	.88	.62
Net realized and unrealized gain (loss)	2.48	(.54)	15.81	27.75	(10.10)	(6.96)
Total from investment operations	3.28	.66	16.69	28.42	(9.22)	(6.34)
Distributions from net investment income	(.07)	(1.16)	(.91)	(.68)	(.96)	(.96)
Distributions from net realized gain	(3.96)	(2.15)	-	-	-	(2.93)
Total distributions	(4.03)	(3.31)	(.91)	(.68)	(.96)	(3.89)
Net asset value, end of period	$99.52	$100.27	$102.92	$87.14	$59.40	$69.58
Total Return E,F	3.45%	.81%	19.14%	47.92%	(13.43)%	(7.35)%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.61% I	.62%	.62%	.64%	.63%	.63% I
Expenses net of fee waivers, if any	.61% I	.61%	.62%	.64%	.63%	.62% I
Expenses net of all reductions	.61% I	.61%	.62%	.63%	.62%	.61% I
Net investment income (loss)	1.68% I	1.23%	.88%	.93%	1.31%	2.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$100,136	$104,940	$73,790	$47,051	$13,267	$10,039
Portfolio turnover rate J	29% I	47%	43%	36%	69%	77% K

AFor the year ended February 29.

BFor the period October 2, 2018 (commencement of sale of shares) through February 28, 2019.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Materials, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Materials Portfolio	$188,735

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$319,139,791
Gross unrealized depreciation	(12,219,341)
Net unrealized appreciation (depreciation)	$306,920,450
Tax cost	$770,643,793
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Materials Portfolio	148,420,283	241,984,934
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$148,624	$170
Class M	.25%	.25%	91,922	-
Class C	.75%	.25%	77,963	4,354
			$318,509	$4,524

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,046
Class M	347
Class CA	548
$6,941

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$123,276.21
Class M	37,404.20
Class C	16,354.21
Materials	519,418.19
Class I	166,311.18
Class Z	20,979.04
	$883,742

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Materials Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Materials Portfolio	$2,024

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Materials Portfolio	4,620,458	7,947,226	260,810
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Materials Portfolio	$1,005
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Materials Portfolio	$1,932	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.
Expense reduction

Class M	$480

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $31,626.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2023	Year ended February 28, 2023
Materials Portfolio
Distributions to shareholders
Class A	$ 4,867,811	$3,653,799
Class M	1,532,956	1,013,870
Class C	679,917	430,794
Materials	23,291,521	18,471,243
Class I	7,818,959	6,523,647
Class Z	4,095,760	3,221,012
Total	$ 42,286,924	$ 33,314,365
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2023	Year ended February 28, 2023	Six months ended August 31, 2023	Year ended February 28, 2023
Materials Portfolio
Class A
Shares sold	68,927	174,329	$6,611,354	$17,454,764
Reinvestment of distributions	49,959	37,585	4,753,111	3,573,539
Shares redeemed	(136,128)	(310,006)	(12,983,557)	(30,402,251)
Net increase (decrease)	(17,242)	(98,092)	$(1,619,092)	$(9,373,948)
Class M
Shares sold	26,935	92,789	$2,519,204	$9,181,513
Reinvestment of distributions	16,246	10,767	1,525,637	1,011,814
Shares redeemed	(53,148)	(78,482)	(4,988,557)	(7,550,323)
Net increase (decrease)	(9,967)	25,074	$(943,716)	$2,643,004
Class C
Shares sold	16,471	33,396	$1,535,663	$3,198,388
Reinvestment of distributions	7,273	4,589	661,582	418,955
Shares redeemed	(31,581)	(75,621)	(2,861,604)	(7,005,317)
Net increase (decrease)	(7,837)	(37,636)	$(664,359)	$(3,387,974)
Materials
Shares sold	291,532	1,012,996	$28,213,353	$103,105,703
Reinvestment of distributions	223,876	179,022	21,442,783	17,121,716
Shares redeemed	(855,825)	(1,448,920)	(82,250,241)	(140,887,042)
Net increase (decrease)	(340,417)	(256,902)	$(32,594,105)	$(20,659,623)
Class I
Shares sold	171,576	699,555	$16,675,799	$69,977,727
Reinvestment of distributions	78,040	64,549	7,457,503	6,160,539
Shares redeemed	(606,478)	(998,267)	(58,021,974)	(97,071,794)
Net increase (decrease)	(356,862)	(234,163)	$(33,888,672)	$(20,933,528)
Class Z
Shares sold	202,617	598,908	$19,417,178	$54,583,653
Reinvestment of distributions	40,766	32,902	3,889,902	3,134,918
Shares redeemed	(283,708)	(302,227)	(27,074,357)	(29,561,489)
Net increase (decrease)	(40,325)	329,583	$(3,767,277)	$28,157,082

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Chemicals Portfolio	.74%
Actual		$ 1,000	$ 1,013.80	$ 3.75
Hypothetical-B		$ 1,000	$ 1,021.42	$ 3.76
Gold Portfolio
Class A	1.08%
Actual		$ 1,000	$ 1,005.30	$ 5.44
Hypothetical-B		$ 1,000	$ 1,019.71	$ 5.48
Class M	1.34%
Actual		$ 1,000	$ 1,004.40	$ 6.75
Hypothetical-B		$ 1,000	$ 1,018.40	$ 6.80
Class C	1.79%
Actual		$ 1,000	$ 1,002.10	$ 9.01
Hypothetical-B		$ 1,000	$ 1,016.14	$ 9.07
Gold Portfolio	.77%
Actual		$ 1,000	$ 1,007.30	$ 3.89
Hypothetical-B		$ 1,000	$ 1,021.27	$ 3.91
Class I	.76%
Actual		$ 1,000	$ 1,007.20	$ 3.83
Hypothetical-B		$ 1,000	$ 1,021.32	$ 3.86
Class Z	.63%
Actual		$ 1,000	$ 1,008.00	$ 3.18
Hypothetical-B		$ 1,000	$ 1,021.97	$ 3.20
Materials Portfolio
Class A	1.02%
Actual		$ 1,000	$ 1,032.30	$ 5.21
Hypothetical-B		$ 1,000	$ 1,020.01	$ 5.18
Class M	1.27%
Actual		$ 1,000	$ 1,031.00	$ 6.48
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.44
Class C	1.78%
Actual		$ 1,000	$ 1,028.30	$ 9.08
Hypothetical-B		$ 1,000	$ 1,016.19	$ 9.02
Materials Portfolio	.75%
Actual		$ 1,000	$ 1,033.70	$ 3.83
Hypothetical-B		$ 1,000	$ 1,021.37	$ 3.81
Class I	.75%
Actual		$ 1,000	$ 1,033.60	$ 3.83
Hypothetical-B		$ 1,000	$ 1,021.37	$ 3.81
Class Z	.61%
Actual		$ 1,000	$ 1,034.50	$ 3.12
Hypothetical-B		$ 1,000	$ 1,022.07	$ 3.10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Chemicals Portfolio
Gold Portfolio
Materials Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue each fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and total expense ratio of the fund or, for Gold Portfolio and Materials Portfolio, a representative class (the retail class, which was selected because it is the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expenses, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees (for Gold Portfolio and Materials Portfolio), and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund or, for Gold Portfolio and Materials Portfolio, the retail class of each fund relative to funds and classes in the mapped group that have a similar sales load structure of the applicable fund or class (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund or, for Gold Portfolio and Materials Portfolio, the retail class of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the applicable fund or class (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund or, for Gold Portfolio and Materials Portfolio, the retail class ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.846035.116
SELMT-SANN-1023
Fidelity® Select Portfolios®
Telecommunications Services Sector

Telecommunications Portfolio
Wireless Portfolio

Semi-Annual Report
August 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Telecommunications Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Wireless Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Telecommunications Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Verizon Communications, Inc.	23.1
AT&T, Inc.	21.7
T-Mobile U.S., Inc.	5.0
Liberty Latin America Ltd. Class C	4.8
Liberty Global PLC Class C	4.7
Cogent Communications Group, Inc.	4.4
Telephone & Data Systems, Inc.	3.8
Comcast Corp. Class A	3.6
Gogo, Inc.	3.5
Frontier Communications Parent, Inc.	3.3
77.9

Industries (% of Fund's net assets)

Diversified Telecommunication Services	77.4
Wireless Telecommunication Services	13.9
Media	7.2
IT Services	0.7
Construction & Engineering	0.1
Software	0.1

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Telecommunications Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	2,200	219,846
Diversified Telecommunication Services - 77.4%
Alternative Carriers - 26.0%
Anterix, Inc. (a)	133,300	4,410,897
Bandwidth, Inc. (a)	64,200	922,554
Cogent Communications Group, Inc.	115,339	8,140,627
EchoStar Holding Corp. Class A (a)	210,300	3,655,014
Globalstar, Inc. (a)(b)	3,353,965	4,829,710
Iridium Communications, Inc.	110,811	5,424,198
Liberty Global PLC Class C (a)	429,936	8,529,930
Liberty Latin America Ltd. Class C (a)	971,133	8,701,352
Lumen Technologies, Inc. (b)	1,862,500	2,961,375
		47,575,657
Integrated Telecommunication Services - 51.4%
AT&T, Inc.	2,685,820	39,723,278
ATN International, Inc.	44,900	1,610,563
Deutsche Telekom AG	66,200	1,416,913
Frontier Communications Parent, Inc. (a)(b)	377,500	6,047,550
IDT Corp. Class B (a)	123,000	2,875,740
Verizon Communications, Inc.	1,205,197	42,157,792
		93,831,836
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		141,407,493
IT Services - 0.7%
Internet Services & Infrastructure - 0.1%
Twilio, Inc. Class A (a)	4,000	254,840
IT Consulting & Other Services - 0.6%
Amdocs Ltd.	12,300	1,097,160
TOTAL IT SERVICES		1,352,000
Media - 7.2%
Cable & Satellite - 7.2%
Charter Communications, Inc. Class A (a)	5,700	2,497,284
Comcast Corp. Class A	140,400	6,565,104
Liberty Broadband Corp. Class C (a)	42,924	4,015,969
		13,078,357
Software - 0.1%
Application Software - 0.1%
RingCentral, Inc. (a)	5,400	167,022
Wireless Telecommunication Services - 13.9%
Wireless Telecommunication Services - 13.9%
Gogo, Inc. (a)	564,900	6,411,615
Shenandoah Telecommunications Co.	5,623	127,867
T-Mobile U.S., Inc. (a)	66,324	9,036,645
Telephone & Data Systems, Inc.	325,964	7,004,966
U.S. Cellular Corp. (a)	60,700	2,784,309
		25,365,402
TOTAL COMMON STOCKS (Cost $196,890,396)		181,590,120

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	1,307,607	1,307,868
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	4,636,088	4,636,551
TOTAL MONEY MARKET FUNDS (Cost $5,944,419)		5,944,419

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $202,834,815)	187,534,539
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(4,866,726)
NET ASSETS - 100.0%	182,667,813

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	10,884,272	12,353,937	21,930,341	44,132	-	-	1,307,868	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	9,165,924	51,459,248	55,988,621	3,990	-	-	4,636,551	0.0%
Total	20,050,196	63,813,185	77,918,962	48,122	-	-	5,944,419

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	181,590,120	180,173,207	1,416,913	-

Money Market Funds	5,944,419	5,944,419	-	-
Total Investments in Securities:	187,534,539	186,117,626	1,416,913	-
Telecommunications Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,293,306) - See accompanying schedule:
Unaffiliated issuers (cost $196,890,396)	$181,590,120
Fidelity Central Funds (cost $5,944,419)	5,944,419

Total Investment in Securities (cost $202,834,815)		$187,534,539
Receivable for fund shares sold		13,470
Dividends receivable		108,995
Distributions receivable from Fidelity Central Funds		5,908
Prepaid expenses		994
Other receivables		6,769
Total assets		187,670,675
Liabilities
Payable for fund shares redeemed	$221,839
Accrued management fee	76,713
Distribution and service plan fees payable	8,094
Other affiliated payables	37,073
Other payables and accrued expenses	23,068
Collateral on securities loaned	4,636,075
Total Liabilities		5,002,862
Net Assets		$182,667,813
Net Assets consist of:
Paid in capital		$209,948,591
Total accumulated earnings (loss)		(27,280,778)
Net Assets		$182,667,813

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($16,089,530 ÷ 373,942 shares)(a)		$43.03
Maximum offering price per share (100/94.25 of $43.03)		$45.66
Class M :
Net Asset Value and redemption price per share ($6,352,761 ÷ 148,844 shares)(a)		$42.68
Maximum offering price per share (100/96.50 of $42.68)		$44.23
Class C :
Net Asset Value and offering price per share ($2,706,400 ÷ 63,131 shares)(a)		$42.87
Telecommunications :
Net Asset Value, offering price and redemption price per share ($146,735,403 ÷ 3,380,803 shares)		$43.40
Class I :
Net Asset Value, offering price and redemption price per share ($8,059,776 ÷ 186,082 shares)		$43.31
Class Z :
Net Asset Value, offering price and redemption price per share ($2,723,943 ÷ 63,104 shares)		$43.17
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$3,982,495
Income from Fidelity Central Funds (including $3,990 from security lending)		48,122
Total Income		4,030,617
Expenses
Management fee	$524,481
Transfer agent fees	211,217
Distribution and service plan fees	53,681
Accounting fees	35,428
Custodian fees and expenses	4,360
Independent trustees' fees and expenses	805
Registration fees	42,479
Audit	27,595
Legal	803
Interest	9,099
Miscellaneous	696
Total expenses before reductions	910,644
Expense reductions	(7,534)
Total expenses after reductions		903,110
Net Investment income (loss)		3,127,507
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,592,557)
Foreign currency transactions	(2,469)
Total net realized gain (loss)		(12,595,026)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,246,688)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(5,246,691)
Net gain (loss)		(17,841,717)
Net increase (decrease) in net assets resulting from operations		$(14,714,210)
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,127,507	$5,140,003
Net realized gain (loss)	(12,595,026)	7,530,927
Change in net unrealized appreciation (depreciation)	(5,246,691)	(35,292,068)
Net increase (decrease) in net assets resulting from operations	(14,714,210)	(22,621,138)
Distributions to shareholders	(4,821,812)	(16,991,172)

Share transactions - net increase (decrease)	(30,774,601)	20,395,222

Total increase (decrease) in net assets	(50,310,623)	(19,217,088)

Net Assets
Beginning of period	232,978,436	252,195,524
End of period	$182,667,813	$232,978,436

Financial Highlights
Fidelity Advisor® Telecommunications Fund Class A

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$46.57	$54.28	$66.52	$60.60	$55.68	$55.58
Income from Investment Operations
Net investment income (loss) B,C	.62	.93	1.51 D	.66	.87	1.10 E
Net realized and unrealized gain (loss)	(3.20)	(5.19)	(5.14)	10.61	5.86	.56
Total from investment operations	(2.58)	(4.26)	(3.63)	11.27	6.73	1.66
Distributions from net investment income	(.49)	(.99)	(1.66)	(.39)	(.96)	(.94)
Distributions from net realized gain	(.48)	(2.46)	(6.95)	(4.96)	(.85)	(.62)
Total distributions	(.96) F	(3.45)	(8.61)	(5.35)	(1.81)	(1.56)
Net asset value, end of period	$43.03	$46.57	$54.28	$66.52	$60.60	$55.68
Total Return G,H,I	(5.59)%	(7.98)%	(6.28)%	18.75%	12.12%	3.03%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.15% L	1.13%	1.09%	1.11%	1.18%	1.18%
Expenses net of fee waivers, if any	1.15% L	1.13%	1.09%	1.11%	1.17%	1.17%
Expenses net of all reductions	1.14% L	1.13%	1.09%	1.10%	1.17%	1.16%
Net investment income (loss)	2.89% L	1.89%	2.27% D	1.01%	1.47%	1.96% E
Supplemental Data
Net assets, end of period (000 omitted)	$16,090	$18,744	$22,023	$29,800	$21,376	$20,589
Portfolio turnover rate M	25% L	24%	28%	58%	58%	64% N

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.52%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ITotal returns do not include the effect of the sales charges.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Telecommunications Fund Class M

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$46.21	$53.88	$66.09	$60.25	$55.40	$55.31
Income from Investment Operations
Net investment income (loss) B,C	.56	.80	1.29 D	.46	.70	.92 E
Net realized and unrealized gain (loss)	(3.17)	(5.14)	(5.08)	10.54	5.83	.55
Total from investment operations	(2.61)	(4.34)	(3.79)	11.00	6.53	1.47
Distributions from net investment income	(.44)	(.86)	(1.48)	(.20)	(.83)	(.76)
Distributions from net realized gain	(.48)	(2.46)	(6.95)	(4.96)	(.85)	(.62)
Total distributions	(.92)	(3.33) F	(8.42) F	(5.16)	(1.68)	(1.38)
Net asset value, end of period	$42.68	$46.21	$53.88	$66.09	$60.25	$55.40
Total Return G,H,I	(5.72)%	(8.21)%	(6.55)%	18.39%	11.81%	2.69%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.40% L	1.39%	1.39%	1.41%	1.46%	1.50%
Expenses net of fee waivers, if any	1.40% L	1.38%	1.38%	1.41%	1.46%	1.49%
Expenses net of all reductions	1.38% L	1.38%	1.38%	1.40%	1.45%	1.48%
Net investment income (loss)	2.65% L	1.64%	1.97% D	.71%	1.19%	1.64% E
Supplemental Data
Net assets, end of period (000 omitted)	$6,353	$7,301	$7,733	$9,038	$6,919	$6,018
Portfolio turnover rate M	25% L	24%	28%	58%	58%	64% N

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.44%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.19%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ITotal returns do not include the effect of the sales charges.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Telecommunications Fund Class C

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$46.38	$54.04	$66.17	$60.32	$55.45	$55.29
Income from Investment Operations
Net investment income (loss) B,C	.46	.56	1.01 D	.17	.46	.70 E
Net realized and unrealized gain (loss)	(3.20)	(5.15)	(5.09)	10.54	5.82	.56
Total from investment operations	(2.74)	(4.59)	(4.08)	10.71	6.28	1.26
Distributions from net investment income	(.30)	(.61)	(1.10)	(.07)	(.56)	(.48)
Distributions from net realized gain	(.48)	(2.46)	(6.95)	(4.79)	(.85)	(.62)
Total distributions	(.77) F	(3.07)	(8.05)	(4.86)	(1.41)	(1.10)
Net asset value, end of period	$42.87	$46.38	$54.04	$66.17	$60.32	$55.45
Total Return G,H,I	(5.96)%	(8.66)%	(6.97)%	17.88%	11.34%	2.30%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.90% L	1.88%	1.83%	1.86%	1.88%	1.88%
Expenses net of fee waivers, if any	1.90% L	1.87%	1.83%	1.86%	1.87%	1.88%
Expenses net of all reductions	1.89% L	1.87%	1.83%	1.84%	1.87%	1.86%
Net investment income (loss)	2.14% L	1.15%	1.52% D	.26%	.77%	1.26% E
Supplemental Data
Net assets, end of period (000 omitted)	$2,706	$3,923	$5,254	$7,801	$6,491	$6,994
Portfolio turnover rate M	25% L	24%	28%	58%	58%	64% N

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .81%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ITotal returns do not include the effect of the contingent deferred sales charge.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NPortfolio turnover rate excludes securities received or delivered in-kind.

Telecommunications Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$46.97	$54.73	$67.04	$60.99	$56.04	$55.88
Income from Investment Operations
Net investment income (loss) B,C	.69	1.09	1.71 D	.86	1.09	1.30 E
Net realized and unrealized gain (loss)	(3.23)	(5.24)	(5.18)	10.71	5.90	.56
Total from investment operations	(2.54)	(4.15)	(3.47)	11.57	6.99	1.86
Distributions from net investment income	(.55)	(1.15)	(1.89)	(.57)	(1.19)	(1.08)
Distributions from net realized gain	(.48)	(2.46)	(6.95)	(4.96)	(.85)	(.62)
Total distributions	(1.03)	(3.61)	(8.84)	(5.52) F	(2.04)	(1.70)
Net asset value, end of period	$43.40	$46.97	$54.73	$67.04	$60.99	$56.04
Total Return G,H	(5.47)%	(7.71)%	(5.99)%	19.15%	12.50%	3.38%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.86% K	.82%	.79%	.81%	.83%	.84%
Expenses net of fee waivers, if any	.85% K	.82%	.79%	.81%	.82%	.83%
Expenses net of all reductions	.85% K	.82%	.79%	.79%	.82%	.82%
Net investment income (loss)	3.18% K	2.20%	2.57% D	1.31%	1.82%	2.30% E
Supplemental Data
Net assets, end of period (000 omitted)	$146,735	$171,885	$199,560	$242,284	$219,854	$227,438
Portfolio turnover rate L	25% K	24%	28%	58%	58%	64% M

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.04%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.85%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Telecommunications Fund Class I

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$46.84	$54.58	$66.84	$60.86	$55.84	$55.74
Income from Investment Operations
Net investment income (loss) B,C	.71	1.10	1.74 D	.88	1.04	1.27 E
Net realized and unrealized gain (loss)	(3.23)	(5.21)	(5.18)	10.66	5.91	.57
Total from investment operations	(2.52)	(4.11)	(3.44)	11.54	6.95	1.84
Distributions from net investment income	(.54)	(1.16)	(1.87)	(.60)	(1.08)	(1.12)
Distributions from net realized gain	(.48)	(2.46)	(6.95)	(4.96)	(.85)	(.62)
Total distributions	(1.01) F	(3.63) F	(8.82)	(5.56)	(1.93)	(1.74)
Net asset value, end of period	$43.31	$46.84	$54.58	$66.84	$60.86	$55.84
Total Return G,H	(5.44)%	(7.67)%	(5.97)%	19.13%	12.47%	3.35%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.81% K	.78%	.77%	.79%	.88%	.91%
Expenses net of fee waivers, if any	.80% K	.78%	.77%	.79%	.88%	.90%
Expenses net of all reductions	.80% K	.78%	.77%	.78%	.88%	.88%
Net investment income (loss)	3.23% K	2.25%	2.59% D	1.33%	1.76%	2.23% E
Supplemental Data
Net assets, end of period (000 omitted)	$8,060	$28,441	$12,038	$30,622	$12,428	$25,181
Portfolio turnover rate L	25% K	24%	28%	58%	58%	64% M

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.06%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.79%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Telecommunications Fund Class Z

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$46.72	$54.46	$66.75	$60.75	$55.84	$60.97
Income from Investment Operations
Net investment income (loss) C,D	.72	1.18	1.83 E	.95	1.20	.39 F
Net realized and unrealized gain (loss)	(3.20)	(5.23)	(5.20)	10.67	5.86	(4.55)
Total from investment operations	(2.48)	(4.05)	(3.37)	11.62	7.06	(4.16)
Distributions from net investment income	(.59)	(1.22)	(1.98)	(.67)	(1.30)	(.97)
Distributions from net realized gain	(.48)	(2.46)	(6.95)	(4.96)	(.85)	-
Total distributions	(1.07)	(3.69) G	(8.92) G	(5.62) G	(2.15)	(.97)
Net asset value, end of period	$43.17	$46.72	$54.46	$66.75	$60.75	$55.84
Total Return H,I	(5.38)%	(7.56)%	(5.87)%	19.31%	12.68%	(6.80)%
Ratios to Average Net Assets D,J,K
Expenses before reductions	.69% L	.67%	.65%	.67%	.68%	.68% L
Expenses net of fee waivers, if any	.68% L	.66%	.65%	.67%	.67%	.66% L
Expenses net of all reductions	.68% L	.66%	.65%	.65%	.67%	.64% L
Net investment income (loss)	3.35% L	2.36%	2.71% E	1.45%	1.97%	1.67% F,L
Supplemental Data
Net assets, end of period (000 omitted)	$2,724	$2,685	$5,587	$31,271	$25,223	$383
Portfolio turnover rate M	25% L	24%	28%	58%	58%	64% N

AFor the year ended February 29.

BFor the period October 2, 2018 (commencement of sale of shares) through February 28, 2019.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.17%.

FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.

GTotal distributions per share do not sum due to rounding.

HTotal returns for periods of less than one year are not annualized.

ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Telecommunications Portfolio, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,757,219
Gross unrealized depreciation	(44,143,696)
Net unrealized appreciation (depreciation)	$(16,386,477)
Tax cost	$203,921,016
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Telecommunications Portfolio	24,777,323	49,928,668

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$21,138	$380
Class M	.25%	.25%	16,520	-
Class C	.75%	.25%	16,023	775
			$53,681	$1,155

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,922
Class M	516
Class CA	14
$2,452

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$ 21,662.26
Class M	8,517.26
Class C	4,091.26
Telecommunications	162,093.21
Class I	14,318.16
Class Z	536.04
	$211,217

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Telecommunications Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Telecommunications Portfolio	$ 3,574

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Telecommunications Portfolio	Borrower	$ 4,077,133	5.34%	$ 9,068

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Telecommunications Portfolio	261,186	19,922	(6,597)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Telecommunications Portfolio	$208
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Telecommunications Portfolio	$395	$ -	$-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Telecommunications Portfolio	$64,000	5.83%	$ 31

9. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $44. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$ 418
Class M	681
Class C	63
$ 1,162

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,328.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2023	Year ended February 28, 2023
Telecommunications Portfolio
Distributions to shareholders
Class A	$ 381,491	$1,371,752
Class M	143,040	479,499
Class C	60,627	286,410
Telecommunications	3,685,691	13,019,579
Class I	481,558	1,515,681
Class Z	69,405	318,251
Total	$ 4,821,812	$ 16,991,172

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2023	Year ended February 28, 2023	Six months ended August 31, 2023	Year ended February 28, 2023
Telecommunications Portfolio
Class A
Shares sold	21,881	78,714	$926,529	$3,917,123
Reinvestment of distributions	8,256	27,038	367,945	1,318,232
Shares redeemed	(58,668)	(108,969)	(2,457,209)	(5,376,984)
Net increase (decrease)	(28,531)	(3,217)	$(1,162,735)	$(141,629)
Class M
Shares sold	12,597	34,367	$531,493	$1,663,349
Reinvestment of distributions	3,223	9,903	142,709	478,658
Shares redeemed	(24,964)	(29,810)	(1,041,620)	(1,403,232)
Net increase (decrease)	(9,144)	14,460	$(367,418)	$738,775
Class C
Shares sold	2,704	10,310	$115,689	$526,650
Reinvestment of distributions	1,327	5,729	59,357	280,668
Shares redeemed	(25,481)	(28,682)	(1,062,320)	(1,415,361)
Net increase (decrease)	(21,450)	(12,643)	$(887,274)	$(608,043)
Telecommunications
Shares sold	221,521	538,813	$9,433,481	$26,964,598
Reinvestment of distributions	75,684	247,377	3,398,158	12,134,608
Shares redeemed	(575,732)	(773,315)	(24,465,653)	(38,015,718)
Net increase (decrease)	(278,527)	12,875	$(11,634,014)	$1,083,488
Class I
Shares sold	57,356	817,391	$2,482,092	$41,395,131
Reinvestment of distributions	10,515	29,024	479,139	1,455,032
Shares redeemed	(488,952)	(459,823)	(19,973,776)	(21,772,889)
Net increase (decrease)	(421,081)	386,592	$(17,012,545)	$21,077,274
Class Z
Shares sold	41,989	30,184	$1,790,066	$1,459,810
Reinvestment of distributions	757	4,499	33,759	231,168
Shares redeemed	(37,109)	(79,794)	(1,534,440)	(3,445,621)
Net increase (decrease)	5,637	(45,111)	$289,385	$(1,754,643)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Wireless Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	11.9
T-Mobile U.S., Inc.	10.5
AT&T, Inc.	9.3
American Tower Corp.	8.1
Marvell Technology, Inc.	6.4
Qualcomm, Inc.	4.6
Uber Technologies, Inc.	4.4
Meta Platforms, Inc. Class A	4.3
U.S. Cellular Corp.	2.9
Motorola Solutions, Inc.	2.7
65.1

Industries (% of Fund's net assets)

Diversified Telecommunication Services	19.5
Wireless Telecommunication Services	18.0
Semiconductors & Semiconductor Equipment	17.0
Technology Hardware, Storage & Peripherals	13.3
Equity Real Estate Investment Trusts (Reits)	10.3
Communications Equipment	6.3
Interactive Media & Services	5.4
Ground Transportation	4.4
Broadline Retail	2.6
Oil, Gas & Consumable Fuels	1.2
IT Services	0.6
Entertainment	0.5
Software	0.5
Media	0.2
Financial Services	0.1

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Wireless Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
Broadline Retail - 2.6%
Broadline Retail - 2.6%
Amazon.com, Inc. (a)	57,400	7,921,774
Communications Equipment - 6.3%
Communications Equipment - 6.3%
CommScope Holding Co., Inc. (a)	246,400	822,976
Ericsson:
(B Shares)	163,600	839,593
(B Shares) sponsored ADR (b)	466,100	2,405,076
Motorola Solutions, Inc.	28,668	8,129,385
Nokia Corp. sponsored ADR (b)	1,285,600	5,129,544
ViaSat, Inc. (a)(b)	61,201	1,697,716
		19,024,290
Diversified Telecommunication Services - 19.5%
Alternative Carriers - 3.7%
Iridium Communications, Inc.	48,000	2,349,600
Liberty Global PLC Class A (a)	366,000	6,749,040
Liberty Latin America Ltd. Class C (a)	213,200	1,910,272
		11,008,912
Integrated Telecommunication Services - 15.8%
AT&T, Inc.	1,901,500	28,123,185
Cellnex Telecom SA (c)	78,915	3,020,673
Orange SA ADR (b)	662,700	7,408,986
Telefonica SA sponsored ADR (b)	667,849	2,731,502
Verizon Communications, Inc.	181,501	6,348,905
		47,633,251
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		58,642,163
Entertainment - 0.5%
Movies & Entertainment - 0.5%
Spotify Technology SA (a)(b)	9,500	1,462,715
Equity Real Estate Investment Trusts (REITs) - 10.3%
Telecom Tower REITs - 10.3%
American Tower Corp.	133,792	24,259,165
Crown Castle International Corp.	12,801	1,286,501
SBA Communications Corp. Class A	24,100	5,411,173
		30,956,839
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Jio Financial Services Ltd.	123,000	347,245
Ground Transportation - 4.4%
Passenger Ground Transportation - 4.4%
Uber Technologies, Inc. (a)	279,800	13,214,954
Interactive Media & Services - 5.4%
Interactive Media & Services - 5.4%
Meta Platforms, Inc. Class A (a)	43,500	12,871,215
Snap, Inc. Class A (a)	331,800	3,434,130
		16,305,345
IT Services - 0.6%
Internet Services & Infrastructure - 0.6%
Shopify, Inc. Class A (a)	26,200	1,742,038
Media - 0.2%
Cable & Satellite - 0.2%
DISH Network Corp. Class A (a)(b)	71,349	428,094
Oil, Gas & Consumable Fuels - 1.2%
Oil & Gas Refining & Marketing - 1.2%
Reliance Industries Ltd.	118,900	3,460,207
Semiconductors & Semiconductor Equipment - 17.0%
Semiconductor Materials & Equipment - 1.0%
Teradyne, Inc.	28,200	3,041,934
Semiconductors - 16.0%
Marvell Technology, Inc.	327,200	19,059,400
NXP Semiconductors NV	25,300	5,204,716
Qorvo, Inc. (a)	44,500	4,778,855
Qualcomm, Inc.	120,750	13,829,498
STMicroelectronics NV (depository receipt)	105,400	4,981,204
		47,853,673
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		50,895,607
Software - 0.5%
Application Software - 0.5%
LivePerson, Inc. (a)	84,000	352,800
RingCentral, Inc. (a)	31,400	971,202
Zoom Video Communications, Inc. Class A (a)	300	21,309
		1,345,311
Technology Hardware, Storage & Peripherals - 13.3%
Technology Hardware, Storage & Peripherals - 13.3%
Apple, Inc.	190,520	35,792,992
Samsung Electronics Co. Ltd.	82,820	4,181,897
		39,974,889
Wireless Telecommunication Services - 18.0%
Wireless Telecommunication Services - 18.0%
Bharti Airtel Ltd.	431,500	4,467,880
Bharti Airtel Ltd.	47,900	273,612
Millicom International Cellular SA (a)(b)	183,380	2,910,241
Rogers Communications, Inc. Class B (non-vtg.)	82,200	3,344,090
Shenandoah Telecommunications Co.	300	6,822
Spok Holdings, Inc.	1	14
T-Mobile U.S., Inc. (a)	232,116	31,625,805
U.S. Cellular Corp. (a)	191,800	8,797,866
Vodafone Group PLC sponsored ADR	282,581	2,633,655
		54,059,985
TOTAL COMMON STOCKS (Cost $238,188,438)		299,781,456

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d)	1,169,106	1,169,340
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	10,534,852	10,535,905
TOTAL MONEY MARKET FUNDS (Cost $11,705,245)		11,705,245

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $249,893,683)	311,486,701
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(11,274,453)
NET ASSETS - 100.0%	300,212,248

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,020,673 or 1.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	2,912,303	25,809,892	27,552,855	37,961	-	-	1,169,340	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	10,799,733	71,780,885	72,044,713	62,829	-	-	10,535,905	0.0%
Total	13,712,036	97,590,777	99,597,568	100,790	-	-	11,705,245

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	299,781,456	298,941,863	839,593	-

Money Market Funds	11,705,245	11,705,245	-	-
Total Investments in Securities:	311,486,701	310,647,108	839,593	-
Wireless Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,105,597) - See accompanying schedule:
Unaffiliated issuers (cost $238,188,438)	$299,781,456
Fidelity Central Funds (cost $11,705,245)	11,705,245

Total Investment in Securities (cost $249,893,683)		$311,486,701
Foreign currency held at value (cost $16)		16
Receivable for fund shares sold		20,089
Dividends receivable		235,285
Distributions receivable from Fidelity Central Funds		12,146
Prepaid expenses		1,042
Other receivables		13,156
Total assets		311,768,435
Liabilities
Payable for fund shares redeemed	$295,839
Accrued management fee	129,766
Other affiliated payables	62,362
Other payables and accrued expenses	532,245
Collateral on securities loaned	10,535,975
Total Liabilities		11,556,187
Net Assets		$300,212,248
Net Assets consist of:
Paid in capital		$231,204,876
Total accumulated earnings (loss)		69,007,372
Net Assets		$300,212,248
Net Asset Value, offering price and redemption price per share ($300,212,248 ÷ 28,057,243 shares)		$10.70

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$2,798,367
Income from Fidelity Central Funds (including $62,829 from security lending)		100,790
Total Income		2,899,157
Expenses
Management fee	$800,093
Transfer agent fees	321,311
Accounting fees	54,053
Custodian fees and expenses	7,533
Independent trustees' fees and expenses	1,180
Registration fees	23,925
Audit	43,095
Legal	737
Miscellaneous	840
Total expenses before reductions	1,252,767
Expense reductions	(9,499)
Total expenses after reductions		1,243,268
Net Investment income (loss)		1,655,889
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $46,960)	7,896,865
Foreign currency transactions	(433)
Total net realized gain (loss)		7,896,432
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $97,757)	5,851,811
Assets and liabilities in foreign currencies	2,269
Total change in net unrealized appreciation (depreciation)		5,854,080
Net gain (loss)		13,750,512
Net increase (decrease) in net assets resulting from operations		$15,406,401
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,655,889	$2,866,892
Net realized gain (loss)	7,896,432	10,204,800
Change in net unrealized appreciation (depreciation)	5,854,080	(72,760,166)
Net increase (decrease) in net assets resulting from operations	15,406,401	(59,688,474)
Distributions to shareholders	-	(26,743,653)

Share transactions
Proceeds from sales of shares	12,667,696	36,656,737
Reinvestment of distributions	-	24,990,417
Cost of shares redeemed	(30,067,884)	(76,575,168)

Net increase (decrease) in net assets resulting from share transactions	(17,400,188)	(14,928,014)
Total increase (decrease) in net assets	(1,993,787)	(101,360,141)

Net Assets
Beginning of period	302,206,035	403,566,176
End of period	$300,212,248	$302,206,035

Other Information
Shares
Sold	1,206,315	3,281,452
Issued in reinvestment of distributions	-	2,265,748
Redeemed	(2,863,393)	(7,089,181)
Net increase (decrease)	(1,657,078)	(1,541,981)

Financial Highlights
Wireless Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.17	$12.91	$13.34	$10.69	$8.93	$10.29
Income from Investment Operations
Net investment income (loss) B,C	.06	.09	.10	.10	.14	.20 D
Net realized and unrealized gain (loss)	.47	(1.95)	.54	3.50	1.93	(.24) E
Total from investment operations	.53	(1.86)	.64	3.60	2.07	(.04)
Distributions from net investment income	-	(.09)	(.09)	(.10)	(.12)	(.19)
Distributions from net realized gain	-	(.79)	(.98)	(.86)	(.19)	(1.13)
Total distributions	-	(.88)	(1.07)	(.95) F	(.31)	(1.32)
Net asset value, end of period	$10.70	$10.17	$12.91	$13.34	$10.69	$8.93
Total Return G,H	5.21%	(14.79)%	4.40%	36.09%	23.01%	.21% E
Ratios to Average Net Assets C,I,J
Expenses before reductions	.82% K	.79%	.77%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.81% K	.79%	.77%	.79%	.81%	.83%
Expenses net of all reductions	.81% K	.79%	.77%	.78%	.81%	.82%
Net investment income (loss)	1.09% K	.85%	.69%	.80%	1.39%	2.07% D
Supplemental Data
Net assets, end of period (000 omitted)	$300,212	$302,206	$403,566	$440,296	$355,309	$237,907
Portfolio turnover rate L	22% K	11%	30%	55%	78%	54%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .12%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$106,292,366
Gross unrealized depreciation	(46,174,266)
Net unrealized appreciation (depreciation)	$60,118,100
Tax cost	$251,368,601

The Fund elected to defer to its next fiscal year $788,886 of capital losses recognized during the period November 1, 2022 to February 28, 2023 and $35,029 of ordinary losses recognized during the period January 1, 2023 to February 28, 2023.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Wireless Portfolio	33,899,636	47,451,447
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Wireless Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Wireless Portfolio	$ 595

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Wireless Portfolio	97,386	5,655,857	(6,279,918)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Wireless Portfolio	$293
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Wireless Portfolio	$6,560	$ -	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $9,499.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023
Telecommunications Portfolio
Class A	1.15%
Actual		$ 1,000	$ 944.10	$ 5.62
Hypothetical-B		$ 1,000	$ 1,019.36	$ 5.84
Class M	1.40%
Actual		$ 1,000	$ 942.80	$ 6.84
Hypothetical-B		$ 1,000	$ 1,018.10	$ 7.10
Class C	1.90%
Actual		$ 1,000	$ 940.40	$ 9.27
Hypothetical-B		$ 1,000	$ 1,015.58	$ 9.63
Telecommunications Portfolio	.85%
Actual		$ 1,000	$ 945.30	$ 4.16
Hypothetical-B		$ 1,000	$ 1,020.86	$ 4.32
Class I	.80%
Actual		$ 1,000	$ 945.60	$ 3.91
Hypothetical-B		$ 1,000	$ 1,021.11	$ 4.06
Class Z	.68%
Actual		$ 1,000	$ 946.20	$ 3.33
Hypothetical-B		$ 1,000	$ 1,021.72	$ 3.46

Wireless Portfolio	.81%
Actual		$ 1,000	$ 1,052.10	$ 4.18
Hypothetical-B		$ 1,000	$ 1,021.06	$ 4.12

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Telecommunications Portfolio
Wireless Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue each fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and total expense ratio of the fund or, for Telecommunications Portfolio, a representative class (the retail class, which was selected because it is the largest class without 12b-1 fees), as applicable; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expenses, the Board considered each fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees (for Telecommunications Portfolio), and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund or, for Telecommunications Portfolio, the retail class relative to funds and classes in the mapped group that have a similar sales load structure of the applicable fund or class (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund or, for Telecommunications Portfolio, the retail class relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the applicable fund or class (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund or, for Telecommunications Portfolio, the retail class ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.846053.116
SELTS-SANN-1023
Fidelity® Select Portfolios®
Consumer Staples Sector

Consumer Staples Portfolio

Semi-Annual Report
August 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Procter & Gamble Co.	14.3
The Coca-Cola Co.	14.0
Keurig Dr. Pepper, Inc.	7.0
Mondelez International, Inc.	5.0
Altria Group, Inc.	4.5
Philip Morris International, Inc.	4.4
Walmart, Inc.	4.3
Boston Beer Co., Inc. Class A	3.5
PepsiCo, Inc.	3.3
Monster Beverage Corp.	3.2
63.5

Industries (% of Fund's net assets)

Beverages	35.0
Household Products	22.8
Food Products	13.8
Consumer Staples Distribution & Retail	12.2
Tobacco	9.0
Personal Care Products	6.1
Specialty Retail	0.6
Household Durables	0.1

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Beverages - 35.0%
Brewers - 3.5%
Boston Beer Co., Inc. Class A (a)	160,700	58,724,601
Distillers & Vintners - 3.7%
Brown-Forman Corp. Class B (non-vtg.)	42,600	2,817,138
Constellation Brands, Inc. Class A (sub. vtg.)	131,384	34,233,415
Diageo PLC	532,600	21,811,579
Duckhorn Portfolio, Inc. (a)	216,000	2,687,040
		61,549,172
Soft Drinks & Non-alcoholic Beverages - 27.8%
Keurig Dr. Pepper, Inc.	3,499,627	117,762,449
Monster Beverage Corp.	923,626	53,025,369
PepsiCo, Inc.	306,904	54,604,360
Primo Water Corp.	305,100	4,655,826
The Coca-Cola Co.	3,923,618	234,750,065
		464,798,069
TOTAL BEVERAGES		585,071,842
Consumer Staples Distribution & Retail - 12.2%
Consumer Staples Merchandise Retail - 9.6%
BJ's Wholesale Club Holdings, Inc. (a)	389,200	26,228,188
Dollar General Corp.	106,600	14,764,100
Dollar Tree, Inc. (a)	78,200	9,568,552
Target Corp.	299,800	37,939,690
Walmart, Inc.	444,700	72,312,667
		160,813,197
Drug Retail - 0.2%
Walgreens Boots Alliance, Inc.	99,500	2,518,345
Food Distributors - 1.9%
Performance Food Group Co. (a)	127,300	7,909,149
Sysco Corp.	235,656	16,413,440
U.S. Foods Holding Corp. (a)	188,174	7,607,875
United Natural Foods, Inc. (a)(b)	17,700	356,301
		32,286,765
Food Retail - 0.5%
Albertsons Companies, Inc.	238,400	5,340,160
George Weston Ltd.	2,900	321,614
Grocery Outlet Holding Corp. (a)	31,950	985,658
Kroger Co.	32,000	1,484,480
		8,131,912
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		203,750,219
Food Products - 13.8%
Agricultural Products & Services - 2.7%
Archer Daniels Midland Co.	190,300	15,090,790
Bunge Ltd.	156,293	17,867,416
Darling Ingredients, Inc. (a)	182,661	11,281,143
Ingredion, Inc.	8,500	874,735
		45,114,084
Packaged Foods & Meats - 11.1%
Conagra Brands, Inc.	359,041	10,728,145
Freshpet, Inc. (a)(b)	48,900	3,692,439
General Mills, Inc.	174,800	11,826,968
Laird Superfood, Inc. (a)	220,582	224,994
Lamb Weston Holdings, Inc.	16,500	1,607,265
Mondelez International, Inc.	1,183,697	84,350,248
Nomad Foods Ltd. (a)	1,739,259	31,898,010
Pilgrim's Pride Corp. (a)	46,600	1,172,456
The Hain Celestial Group, Inc. (a)	113,100	1,197,729
The Hershey Co.	5,900	1,267,674
The J.M. Smucker Co.	17,500	2,536,625
The Kraft Heinz Co.	13,900	459,951
The Real Good Food Co. LLC:
Class B (a)(c)	58,567	1
Class B unit (a)(d)	58,567	230,754
The Real Good Food Co., Inc. (a)	100	394
The Simply Good Foods Co. (a)	167,988	6,061,007
TreeHouse Foods, Inc. (a)	117,308	5,457,168
Tyson Foods, Inc. Class A	441,666	23,527,548
		186,239,376
TOTAL FOOD PRODUCTS		231,353,460
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	156,100	1,651,538
Household Products - 22.8%
Household Products - 22.8%
Colgate-Palmolive Co.	386,300	28,381,461
Energizer Holdings, Inc.	1,256,689	43,167,267
Kimberly-Clark Corp.	375,533	48,379,916
Procter & Gamble Co.	1,545,782	238,575,992
Reynolds Consumer Products, Inc.	658,139	17,960,613
Spectrum Brands Holdings, Inc. (b)	17,800	1,480,426
The Clorox Co.	16,674	2,608,647
		380,554,322
Personal Care Products - 6.1%
Personal Care Products - 6.1%
Edgewell Personal Care Co. (b)	55,500	2,140,080
Estee Lauder Companies, Inc. Class A	289,655	46,498,317
Herbalife Ltd. (a)(b)	661,050	9,928,971
Kenvue, Inc.	1,419,600	32,721,780
Olaplex Holdings, Inc. (a)	4,123,300	11,174,143
		102,463,291
Specialty Retail - 0.6%
Apparel Retail - 0.6%
Aritzia, Inc. (a)	523,100	9,601,007
Tobacco - 9.0%
Tobacco - 9.0%
Altria Group, Inc.	1,719,617	76,041,464
British American Tobacco PLC (United Kingdom)	47,200	1,563,471
Philip Morris International, Inc.	757,182	72,734,903
		150,339,838
TOTAL COMMON STOCKS (Cost $1,324,630,760)		1,664,785,517

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (e)	27,520,285	27,525,789
Fidelity Securities Lending Cash Central Fund 5.44% (e)(f)	10,292,849	10,293,879
TOTAL MONEY MARKET FUNDS (Cost $37,819,668)		37,819,668

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,362,450,428)	1,702,605,185
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(31,077,021)
NET ASSETS - 100.0%	1,671,528,164

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $230,754 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	691,618	161,269,669	134,435,498	119,546	-	-	27,525,789	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	36,898,404	111,481,147	138,085,672	70,398	-	-	10,293,879	0.0%
Total	37,590,022	272,750,816	272,521,170	189,944	-	-	37,819,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,664,785,517	1,641,410,466	23,375,050	1

Money Market Funds	37,819,668	37,819,668	-	-
Total Investments in Securities:	1,702,605,185	1,679,230,134	23,375,050	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,976,523) - See accompanying schedule:
Unaffiliated issuers (cost $1,324,630,760)	$1,664,785,517
Fidelity Central Funds (cost $37,819,668)	37,819,668

Total Investment in Securities (cost $1,362,450,428)		$1,702,605,185
Receivable for investments sold		1,163,177
Receivable for fund shares sold		3,327,180
Dividends receivable		2,789,860
Distributions receivable from Fidelity Central Funds		106,846
Prepaid expenses		6,823
Other receivables		303,952
Total assets		1,710,303,023
Liabilities
Payable to custodian bank	$139,113
Payable for investments purchased	25,178,295
Payable for fund shares redeemed	1,728,231
Accrued management fee	704,047
Distribution and service plan fees payable	150,853
Other affiliated payables	255,246
Other payables and accrued expenses	325,424
Collateral on securities loaned	10,293,650
Total Liabilities		38,774,859
Net Assets		$1,671,528,164
Net Assets consist of:
Paid in capital		$1,284,640,146
Total accumulated earnings (loss)		386,888,018
Net Assets		$1,671,528,164

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($311,362,700 ÷ 3,243,831 shares)(a)		$95.99
Maximum offering price per share (100/94.25 of $95.99)		$101.85
Class M :
Net Asset Value and redemption price per share ($62,964,276 ÷ 664,346 shares)(a)		$94.78
Maximum offering price per share (100/96.50 of $94.78)		$98.22
Class C :
Net Asset Value and offering price per share ($68,402,016 ÷ 737,123 shares)(a)		$92.80
Consumer Staples :
Net Asset Value, offering price and redemption price per share ($958,756,051 ÷ 9,859,094 shares)		$97.25
Class I :
Net Asset Value, offering price and redemption price per share ($177,534,863 ÷ 1,830,968 shares)		$96.96
Class Z :
Net Asset Value, offering price and redemption price per share ($92,508,258 ÷ 955,294 shares)		$96.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$20,997,144
Income from Fidelity Central Funds (including $70,398 from security lending)		189,944
Total Income		21,187,088
Expenses
Management fee	$4,166,790
Transfer agent fees	1,299,045
Distribution and service plan fees	920,312
Accounting fees	219,349
Custodian fees and expenses	21,230
Independent trustees' fees and expenses	5,716
Registration fees	66,146
Audit	21,883
Legal	1,676
Interest	5,999
Miscellaneous	5,647
Total expenses before reductions	6,733,793
Expense reductions	(49,279)
Total expenses after reductions		6,684,514
Net Investment income (loss)		14,502,574
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	50,982,844
Foreign currency transactions	9,259
Total net realized gain (loss)		50,992,103
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,706,598
Assets and liabilities in foreign currencies	5,261
Total change in net unrealized appreciation (depreciation)		25,711,859
Net gain (loss)		76,703,962
Net increase (decrease) in net assets resulting from operations		$91,206,536
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,502,574	$26,761,712
Net realized gain (loss)	50,992,103	509,722
Change in net unrealized appreciation (depreciation)	25,711,859	(58,461,711)
Net increase (decrease) in net assets resulting from operations	91,206,536	(31,190,277)
Distributions to shareholders	(12,251,803)	(52,925,514)

Share transactions - net increase (decrease)	43,759,531	(73,640,667)
Total increase (decrease) in net assets	122,714,264	(157,756,458)

Net Assets
Beginning of period	1,548,813,900	1,706,570,358
End of period	$1,671,528,164	$1,548,813,900

Financial Highlights
Fidelity Advisor® Consumer Staples Fund Class A

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$91.25	$95.55	$89.40	$79.57	$76.88	$87.07
Income from Investment Operations
Net investment income (loss) B,C	.79	1.38	1.40	1.34	1.40	2.08 D
Net realized and unrealized gain (loss)	4.62	(2.79)	14.98	11.24	3.54	(2.64)
Total from investment operations	5.41	(1.41)	16.38	12.58	4.94	(.56)
Distributions from net investment income	(.65)	(1.36)	(1.55)	(1.42)	(1.35)	(2.11)
Distributions from net realized gain	(.01)	(1.53)	(8.68)	(1.33)	(.90)	(7.53)
Total distributions	(.67) E	(2.89)	(10.23)	(2.75)	(2.25)	(9.63) E
Net asset value, end of period	$95.99	$91.25	$95.55	$89.40	$79.57	$76.88
Total Return F,G,H	5.94%	(1.49)%	18.83%	16.00%	6.17%	(.32)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.01% K	1.01%	1.01%	1.04%	1.04%	1.05%
Expenses net of fee waivers, if any	1.00% K	1.01%	1.01%	1.04%	1.04%	1.05%
Expenses net of all reductions	1.00% K	1.01%	1.01%	1.03%	1.04%	1.04%
Net investment income (loss)	1.66% K	1.51%	1.45%	1.57%	1.67%	2.65% D
Supplemental Data
Net assets, end of period (000 omitted)	$311,363	$297,850	$293,276	$248,234	$239,067	$232,020
Portfolio turnover rate L	55% K	46%	61%	51%	40%	41% M

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.69 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.78%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Staples Fund Class M

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$90.11	$94.39	$88.43	$78.74	$76.13	$86.30
Income from Investment Operations
Net investment income (loss) B,C	.66	1.13	1.13	1.10	1.16	1.85 D
Net realized and unrealized gain (loss)	4.56	(2.76)	14.81	11.11	3.50	(2.61)
Total from investment operations	5.22	(1.63)	15.94	12.21	4.66	(.76)
Distributions from net investment income	(.54)	(1.12)	(1.30)	(1.19)	(1.15)	(1.88)
Distributions from net realized gain	(.01)	(1.53)	(8.68)	(1.33)	(.90)	(7.53)
Total distributions	(.55)	(2.65)	(9.98)	(2.52)	(2.05)	(9.41)
Net asset value, end of period	$94.78	$90.11	$94.39	$88.43	$78.74	$76.13
Total Return E,F,G	5.80%	(1.74)%	18.51%	15.69%	5.88%	(.59)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.27% J	1.27%	1.28%	1.31%	1.31%	1.33%
Expenses net of fee waivers, if any	1.26% J	1.27%	1.28%	1.31%	1.31%	1.32%
Expenses net of all reductions	1.26% J	1.27%	1.28%	1.30%	1.31%	1.31%
Net investment income (loss)	1.40% J	1.25%	1.18%	1.30%	1.40%	2.37% D
Supplemental Data
Net assets, end of period (000 omitted)	$62,964	$62,870	$64,707	$56,664	$55,954	$60,069
Portfolio turnover rate K	55% J	46%	61%	51%	40%	41% L

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.68 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Staples Fund Class C

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$88.22	$92.48	$86.73	$77.27	$74.79	$84.85
Income from Investment Operations
Net investment income (loss) B,C	.42	.67	.65	.68	.75	1.46 D
Net realized and unrealized gain (loss)	4.47	(2.69)	14.51	10.87	3.44	(2.57)
Total from investment operations	4.89	(2.02)	15.16	11.55	4.19	(1.11)
Distributions from net investment income	(.30)	(.71)	(.79)	(.80)	(.81)	(1.43)
Distributions from net realized gain	(.01)	(1.53)	(8.62)	(1.30)	(.90)	(7.53)
Total distributions	(.31)	(2.24)	(9.41)	(2.09) E	(1.71)	(8.95) E
Net asset value, end of period	$92.80	$88.22	$92.48	$86.73	$77.27	$74.79
Total Return F,G,H	5.55%	(2.23)%	17.92%	15.14%	5.39%	(1.05)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.76% K	1.77%	1.77%	1.79%	1.79%	1.79%
Expenses net of fee waivers, if any	1.75% K	1.76%	1.76%	1.79%	1.79%	1.79%
Expenses net of all reductions	1.75% K	1.76%	1.76%	1.78%	1.79%	1.78%
Net investment income (loss)	.91% K	.76%	.70%	.83%	.92%	1.91% D
Supplemental Data
Net assets, end of period (000 omitted)	$68,402	$78,497	$88,645	$104,955	$117,328	$150,822
Portfolio turnover rate L	55% K	46%	61%	51%	40%	41% M

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.67 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.04%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Consumer Staples Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$92.43	$96.75	$90.40	$80.42	$77.63	$87.85
Income from Investment Operations
Net investment income (loss) B,C	.93	1.66	1.69	1.60	1.66	2.34 D
Net realized and unrealized gain (loss)	4.69	(2.84)	15.16	11.39	3.59	(2.67)
Total from investment operations	5.62	(1.18)	16.85	12.99	5.25	(.33)
Distributions from net investment income	(.78)	(1.61)	(1.81)	(1.68)	(1.55)	(2.36)
Distributions from net realized gain	(.01)	(1.53)	(8.68)	(1.33)	(.90)	(7.53)
Total distributions	(.80) E	(3.14)	(10.50) E	(3.01)	(2.46) E	(9.89)
Net asset value, end of period	$97.25	$92.43	$96.75	$90.40	$80.42	$77.63
Total Return F,G	6.09%	(1.21)%	19.16%	16.34%	6.48%	(.03)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.73% J	.73%	.73%	.75%	.75%	.77%
Expenses net of fee waivers, if any	.72% J	.73%	.73%	.75%	.75%	.76%
Expenses net of all reductions	.72% J	.73%	.73%	.74%	.75%	.75%
Net investment income (loss)	1.94% J	1.79%	1.74%	1.86%	1.96%	2.94% D
Supplemental Data
Net assets, end of period (000 omitted)	$958,756	$862,837	$1,032,956	$770,644	$773,437	$814,350
Portfolio turnover rate K	55% J	46%	61%	51%	40%	41% L

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.69 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.07%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Staples Fund Class I

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$92.16	$96.48	$90.17	$80.23	$77.45	$87.68
Income from Investment Operations
Net investment income (loss) B,C	.93	1.65	1.67	1.60	1.65	2.33 D
Net realized and unrealized gain (loss)	4.66	(2.83)	15.13	11.34	3.58	(2.68)
Total from investment operations	5.59	(1.18)	16.80	12.94	5.23	(.35)
Distributions from net investment income	(.78)	(1.61)	(1.80)	(1.67)	(1.55)	(2.36)
Distributions from net realized gain	(.01)	(1.53)	(8.68)	(1.33)	(.90)	(7.53)
Total distributions	(.79)	(3.14)	(10.49) E	(3.00)	(2.45)	(9.88) E
Net asset value, end of period	$96.96	$92.16	$96.48	$90.17	$80.23	$77.45
Total Return F,G	6.09%	(1.22)%	19.15%	16.32%	6.48%	(.04)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.74%	.74%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.73% J	.74%	.74%	.75%	.76%	.77%
Expenses net of all reductions	.73% J	.74%	.74%	.75%	.76%	.76%
Net investment income (loss)	1.93% J	1.78%	1.72%	1.86%	1.95%	2.93% D
Supplemental Data
Net assets, end of period (000 omitted)	$177,535	$158,019	$149,160	$132,898	$149,514	$159,614
Portfolio turnover rate K	55% J	46%	61%	51%	40%	41% L

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.69 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.06%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Staples Fund Class Z

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$92.05	$96.36	$90.08	$80.14	$77.36	$81.61
Income from Investment Operations
Net investment income (loss) C,D	.99	1.76	1.79	1.71	1.78	.05 E
Net realized and unrealized gain (loss)	4.65	(2.82)	15.10	11.35	3.56	.33
Total from investment operations	5.64	(1.06)	16.89	13.06	5.34	.38
Distributions from net investment income	(.84)	(1.73)	(1.93)	(1.79)	(1.66)	(2.23)
Distributions from net realized gain	(.01)	(1.53)	(8.68)	(1.33)	(.90)	(2.40)
Total distributions	(.85)	(3.25) F	(10.61)	(3.12)	(2.56)	(4.63)
Net asset value, end of period	$96.84	$92.05	$96.36	$90.08	$80.14	$77.36
Total Return G,H	6.15%	(1.09)%	19.29%	16.49%	6.61%	.79%
Ratios to Average Net Assets D,I,J
Expenses before reductions	.61% K	.61%	.61%	.62%	.63%	.63% K
Expenses net of fee waivers, if any	.60% K	.61%	.61%	.62%	.63%	.62% K
Expenses net of all reductions	.60% K	.61%	.61%	.62%	.62%	.61% K
Net investment income (loss)	2.06% K	1.91%	1.85%	1.99%	2.08%	.16% E,K
Supplemental Data
Net assets, end of period (000 omitted)	$92,508	$88,741	$77,826	$43,591	$41,629	$8,052
Portfolio turnover rate L	55% K	46%	61%	51%	40%	41% M

AFor the year ended February 29.

BFor the period October 2, 2018 (commencement of sale of shares) through February 28, 2019.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.26 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.69)%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Consumer Staples Portfolio, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Consumer Staples Portfolio	$297,271

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$395,010,200
Gross unrealized depreciation	(62,444,955)
Net unrealized appreciation (depreciation)	$332,565,245
Tax cost	$1,370,039,940

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Staples Portfolio	480,848,228	441,417,545
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$387,361	$844
Class M	.25%	.25%	159,788	-
Class C	.75%	.25%	373,163	37,143
			$920,312	$37,987

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$37,388
Class M	3,111
Class CA	3,557
$44,056
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$294,878.19
Class M	63,848.20
Class C	71,668.19
Consumer Staples	702,243.16
Class I	148,558.17
Class Z	17,850.04
	$1,299,045
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Consumer Staples Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Staples Portfolio	$7,358

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Staples Portfolio	Borrower	$8,979,000	4.81%	$5,999

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Consumer Staples Portfolio	46,565,652	32,064,705	5,086,943

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Consumer Staples Portfolio	$1,517
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Consumer Staples Portfolio	$6,388	$-	$-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$215

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $49,064.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2023	Year ended February 28, 2023
Consumer Staples Portfolio
Distributions to shareholders
Class A	$2,177,159	$9,061,460
Class M	375,951	1,830,918
Class C	257,667	2,098,957
Consumer Staples	7,251,761	32,004,733
Class I	1,445,011	5,160,204
Class Z	744,254	2,769,242
Total	$12,251,803	$52,925,514
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2023	Year ended February 28, 2023	Six months ended August 31, 2023	Year ended February 28, 2023
Consumer Staples Portfolio
Class A
Shares sold	253,656	565,130	$24,005,722	$51,861,919
Reinvestment of distributions	22,261	95,040	2,104,278	8,776,247
Shares redeemed	(296,355)	(465,315)	(28,082,781)	(42,475,640)
Net increase (decrease)	(20,438)	194,855	$(1,972,781)	$18,162,526
Class M
Shares sold	16,611	86,908	$1,553,212	$7,782,299
Reinvestment of distributions	4,001	19,900	373,605	1,820,900
Shares redeemed	(54,001)	(94,625)	(5,073,436)	(8,558,414)
Net increase (decrease)	(33,389)	12,183	$(3,146,619)	$1,044,785
Class C
Shares sold	43,902	167,163	$4,021,566	$14,879,754
Reinvestment of distributions	2,787	22,978	254,942	2,076,666
Shares redeemed	(199,316)	(258,894)	(18,276,933)	(22,861,871)
Net increase (decrease)	(152,627)	(68,753)	$(14,000,425)	$(5,905,451)
Consumer Staples
Shares sold	1,445,293	2,183,669	$140,279,244	$203,864,179
Reinvestment of distributions	68,922	316,888	6,597,611	29,626,850
Shares redeemed	(990,082)	(3,842,578)	(94,674,986)	(351,826,884)
Net increase (decrease)	524,133	(1,342,021)	$52,201,869	$(118,335,855)
Class I
Shares sold	435,199	795,767	$41,580,466	$73,693,384
Reinvestment of distributions	14,289	52,268	1,363,914	4,854,356
Shares redeemed	(333,093)	(679,428)	(31,936,796)	(62,277,443)
Net increase (decrease)	116,395	168,607	$11,007,584	$16,270,297
Class Z
Shares sold	340,565	568,677	$32,803,320	$52,889,407
Reinvestment of distributions	6,981	27,861	665,326	2,580,426
Shares redeemed	(356,336)	(440,111)	(33,798,743)	(40,346,802)
Net increase (decrease)	(8,790)	156,427	$(330,097)	$15,123,031
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023
Consumer Staples Portfolio
Class A	1.00%
Actual		$ 1,000	$ 1,059.40	$ 5.18
Hypothetical-B		$ 1,000	$ 1,020.11	$ 5.08
Class M	1.26%
Actual		$ 1,000	$ 1,058.00	$ 6.52
Hypothetical-B		$ 1,000	$ 1,018.80	$ 6.39
Class C	1.75%
Actual		$ 1,000	$ 1,055.50	$ 9.04
Hypothetical-B		$ 1,000	$ 1,016.34	$ 8.87
Consumer Staples Portfolio	.72%
Actual		$ 1,000	$ 1,060.90	$ 3.73
Hypothetical-B		$ 1,000	$ 1,021.52	$ 3.66
Class I	.73%
Actual		$ 1,000	$ 1,060.90	$ 3.78
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71
Class Z	.60%
Actual		$ 1,000	$ 1,061.50	$ 3.11
Hypothetical-B		$ 1,000	$ 1,022.12	$ 3.05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Consumer Staples Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it is the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2023, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps ) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.846045.116
SELCS-SANN-1023
Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio

Semi-Annual Report
August 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Automotive Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Communication Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Construction and Housing Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Consumer Discretionary Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Leisure Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Retailing Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Automotive Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Tesla, Inc.	12.3
Toyota Motor Corp. sponsored ADR	11.7
O'Reilly Automotive, Inc.	8.4
General Motors Co.	6.0
Aptiv PLC	5.8
Li Auto, Inc. ADR	5.0
Ferrari NV	4.8
AutoZone, Inc.	3.8
Magna International, Inc. Class A (sub. vtg.)	3.8
Copart, Inc.	3.3
64.9

Industries (% of Fund's net assets)

Automobiles	52.9
Automobile Components	17.9
Specialty Retail	17.1
Commercial Services & Supplies	5.0
Distributors	3.4
Ground Transportation	1.6
Electronic Equipment, Instruments & Components	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Automotive Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
Automobile Components - 17.9%
Automotive Parts & Equipment - 17.9%
Adient PLC (a)	36,568	1,432,369
Aptiv PLC (a)	80,474	8,164,087
Autoliv, Inc.	43,427	4,238,475
Cie Automotive SA	37,526	1,142,612
Lear Corp.	24,863	3,582,510
Magna International, Inc. Class A (sub. vtg.) (b)	89,605	5,270,726
Novem Group SA	117,634	1,273,013
		25,103,792
Automobiles - 52.9%
Automobile Manufacturers - 52.9%
Ferrari NV	21,111	6,707,809
Ford Motor Co.	310,219	3,762,956
General Motors Co.	252,451	8,459,633
Honda Motor Co. Ltd. sponsored ADR	103,383	3,342,372
Li Auto, Inc. ADR (a)	169,193	7,046,888
Lucid Group, Inc. Class A (a)(b)	40,249	252,764
Mercedes-Benz Group AG (Germany)	23,983	1,754,950
NIO, Inc. sponsored ADR (a)(b)	179,749	1,846,022
Rivian Automotive, Inc. (a)(b)	70,115	1,593,714
Stellantis NV (b)	199,708	3,704,583
Tesla, Inc. (a)	66,989	17,288,521
Toyota Motor Corp. sponsored ADR (b)	95,141	16,376,620
XPeng, Inc. ADR (a)(b)	114,450	2,036,066
		74,172,898
Commercial Services & Supplies - 5.0%
Diversified Support Services - 5.0%
ACV Auctions, Inc. Class A (a)	138,692	2,331,413
Copart, Inc.	103,266	4,629,415
		6,960,828
Distributors - 3.4%
Distributors - 3.4%
Genuine Parts Co.	8,407	1,292,408
LKQ Corp.	67,224	3,531,277
		4,823,685
Ground Transportation - 1.6%
Passenger Ground Transportation - 1.6%
Uber Technologies, Inc. (a)	47,678	2,251,832
Specialty Retail - 17.1%
Automotive Retail - 17.1%
AutoZone, Inc. (a)	2,132	5,396,796
CarMax, Inc. (a)(b)	15,844	1,294,138
Carvana Co. Class A (a)(b)	21,410	1,077,994
Lithia Motors, Inc. Class A (sub. vtg.)	14,417	4,440,724
O'Reilly Automotive, Inc. (a)	12,578	11,819,547
		24,029,199
TOTAL COMMON STOCKS (Cost $94,964,935)		137,342,234

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Components - 0.0%
CelLink Corp. Series D (a)(c)(d) (Cost $77,048)	3,700	45,621

Money Market Funds - 9.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (e)	1,559,741	1,560,053
Fidelity Securities Lending Cash Central Fund 5.44% (e)(f)	12,245,220	12,246,445
TOTAL MONEY MARKET FUNDS (Cost $13,806,498)		13,806,498

TOTAL INVESTMENT IN SECURITIES - 107.7% (Cost $108,848,481)	151,194,353
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(10,847,190)
NET ASSETS - 100.0%	140,347,163

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,621 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	77,048

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	311,913	34,023,059	32,774,919	23,821	-	-	1,560,053	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	19,448,485	113,246,063	120,448,103	110,810	-	-	12,246,445	0.0%
Total	19,760,398	147,269,122	153,223,022	134,631	-	-	13,806,498

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	137,342,234	135,587,284	1,754,950	-

Convertible Preferred Stocks	45,621	-	-	45,621

Money Market Funds	13,806,498	13,806,498	-	-
Total Investments in Securities:	151,194,353	149,393,782	1,754,950	45,621
Automotive Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,721,189) - See accompanying schedule:
Unaffiliated issuers (cost $95,041,983)	$137,387,855
Fidelity Central Funds (cost $13,806,498)	13,806,498

Total Investment in Securities (cost $108,848,481)		$151,194,353
Foreign currency held at value (cost $6)		6
Receivable for investments sold		3,949
Receivable for fund shares sold		2,113,428
Dividends receivable		144,593
Distributions receivable from Fidelity Central Funds		7,943
Prepaid expenses		295
Other receivables		4,177
Total assets		153,468,744
Liabilities
Payable for investments purchased	$583,398
Payable for fund shares redeemed	175,485
Accrued management fee	62,073
Other affiliated payables	31,492
Other payables and accrued expenses	23,098
Collateral on securities loaned	12,246,035
Total Liabilities		13,121,581
Net Assets		$140,347,163
Net Assets consist of:
Paid in capital		$112,996,728
Total accumulated earnings (loss)		27,350,435
Net Assets		$140,347,163
Net Asset Value, offering price and redemption price per share ($140,347,163 ÷ 2,667,850 shares)		$52.61

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$1,152,324
Income from Fidelity Central Funds (including $110,810 from security lending)		134,631
Total Income		1,286,955
Expenses
Management fee	$300,772
Transfer agent fees	147,385
Accounting fees	20,323
Custodian fees and expenses	10,068
Independent trustees' fees and expenses	426
Registration fees	18,309
Audit	18,304
Legal	493
Miscellaneous	262
Total expenses before reductions	516,342
Expense reductions	(3,341)
Total expenses after reductions		513,001
Net Investment income (loss)		773,954
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,290,351)
Foreign currency transactions	8,341
Total net realized gain (loss)		(1,282,010)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,343,150
Assets and liabilities in foreign currencies	320
Total change in net unrealized appreciation (depreciation)		14,343,470
Net gain (loss)		13,061,460
Net increase (decrease) in net assets resulting from operations		$13,835,414
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$773,954	$848,956
Net realized gain (loss)	(1,282,010)	(14,147,544)
Change in net unrealized appreciation (depreciation)	14,343,470	(16,316,208)
Net increase (decrease) in net assets resulting from operations	13,835,414	(29,614,796)
Distributions to shareholders	(34,773)	(2,701,513)

Share transactions
Proceeds from sales of shares	52,883,591	45,458,045
Reinvestment of distributions	31,867	2,537,929
Cost of shares redeemed	(32,848,107)	(74,376,081)

Net increase (decrease) in net assets resulting from share transactions	20,067,351	(26,380,107)
Total increase (decrease) in net assets	33,867,992	(58,696,416)

Net Assets
Beginning of period	106,479,171	165,175,587
End of period	$140,347,163	$106,479,171

Other Information
Shares
Sold	1,028,418	949,641
Issued in reinvestment of distributions	697	51,998
Redeemed	(676,343)	(1,606,800)
Net increase (decrease)	352,772	(605,161)

Financial Highlights
Automotive Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$45.99	$56.56	$54.21	$34.91	$33.29	$37.52
Income from Investment Operations
Net investment income (loss) B,C	.33	.34 D	.23 E	.05 F	.46 G	.36
Net realized and unrealized gain (loss)	6.31	(9.86)	3.82	23.73	2.67 H	(2.15)
Total from investment operations	6.64	(9.52)	4.05	23.78	3.13	(1.79)
Distributions from net investment income	(.02)	(.28)	(.29)	(.01)	(.49) I	(.38)
Distributions from net realized gain	-	(.77)	(1.40)	(4.47)	(1.02) I	(2.06)
Total distributions	(.02)	(1.05)	(1.70) J	(4.48)	(1.51)	(2.44)
Net asset value, end of period	$52.61	$45.99	$56.56	$54.21	$34.91	$33.29
Total Return K,L	14.43%	(16.92)%	7.20%	78.19%	9.14% H	(4.66)%
Ratios to Average Net Assets C,M,N
Expenses before reductions	.90% O	.89%	.80%	.88%	1.00%	.97%
Expenses net of fee waivers, if any	.89% O	.88%	.80%	.88%	1.00%	.97%
Expenses net of all reductions	.89% O	.88%	.80%	.87%	.99%	.97%
Net investment income (loss)	1.35% O	.73% D	.37% E	.10% F	1.33% G	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$140,347	$106,479	$165,176	$198,225	$36,480	$40,781
Portfolio turnover rate P	53% O	54%	69%	56%	45%	31%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .20%.

FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.21)%.

GNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.

HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.19 per share. Excluding these litigation proceeds, the total return would have been 8.58%.

IThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

JTotal distributions per share do not sum due to rounding.

KTotal returns for periods of less than one year are not annualized.

LTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

MFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

NExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

OAnnualized.

PAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Communication Services Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Meta Platforms, Inc. Class A	21.4
Alphabet, Inc. Class A	20.1
Netflix, Inc.	6.9
AT&T, Inc.	4.8
Liberty Broadband Corp. Class A	4.7
Charter Communications, Inc. Class A	4.4
T-Mobile U.S., Inc.	4.3
Amazon.com, Inc.	4.2
Comcast Corp. Class A	3.3
Uber Technologies, Inc.	2.9
77.0

Industries (% of Fund's net assets)

Interactive Media & Services	47.3
Entertainment	18.9
Media	12.9
Diversified Telecommunication Services	7.2
Wireless Telecommunication Services	4.3
Broadline Retail	4.2
Ground Transportation	2.9
IT Services	1.2

Communication Services Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
Broadline Retail - 4.2%
Broadline Retail - 4.2%
Amazon.com, Inc. (a)	350,200	48,331,102
Diversified Telecommunication Services - 7.2%
Alternative Carriers - 2.4%
EchoStar Holding Corp. Class A (a)	1,700	29,546
Liberty Global PLC Class C (a)	616,800	12,237,312
Liberty Latin America Ltd. Class C (a)	1,724,986	15,455,875
		27,722,733
Integrated Telecommunication Services - 4.8%
AT&T, Inc.	3,680,200	54,430,158
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		82,152,891
Entertainment - 18.9%
Interactive Home Entertainment - 3.4%
Roblox Corp. (a)	126,600	3,581,514
Sea Ltd. ADR (a)	299,500	11,270,185
Skillz, Inc. (a)(b)	1,330	10,893
Take-Two Interactive Software, Inc. (a)	165,600	23,548,320
		38,410,912
Movies & Entertainment - 15.5%
Atlanta Braves Holdings, Inc.	8,052	296,636
Cinemark Holdings, Inc. (a)(b)	395,200	6,433,856
Endeavor Group Holdings, Inc. (b)	182,900	4,003,681
Liberty Media Corp. Liberty Formula One Class A	299,062	18,138,110
Liberty Media Corp. Liberty Live Class A	12,132	404,117
Lions Gate Entertainment Corp.:
Class A (a)(b)	34,500	273,240
Class B (a)	618,134	4,605,098
Marcus Corp. (b)	324,400	4,927,636
Netflix, Inc. (a)	181,000	78,496,080
The Walt Disney Co. (a)	398,871	33,377,525
Warner Music Group Corp. Class A	298,800	9,950,040
World Wrestling Entertainment, Inc. Class A (b)	168,600	16,278,330
		177,184,349
TOTAL ENTERTAINMENT		215,595,261
Ground Transportation - 2.9%
Passenger Ground Transportation - 2.9%
Uber Technologies, Inc. (a)	710,700	33,566,361
Interactive Media & Services - 47.1%
Interactive Media & Services - 47.1%
Alphabet, Inc. Class A (a)	1,689,100	230,004,747
Angi, Inc. (a)(b)	2,373,500	5,838,810
Match Group, Inc. (a)	364,270	17,073,335
Meta Platforms, Inc. Class A (a)	827,000	244,701,029
Pinterest, Inc. Class A (a)	598,700	16,458,263
Snap, Inc. Class A (a)	2,313,600	23,945,760
		538,021,944
IT Services - 1.2%
Internet Services & Infrastructure - 1.2%
Shopify, Inc. Class A (a)	201,600	13,404,384
X Holdings Corp. Class A (c)	17,240	664,947
		14,069,331
Media - 12.9%
Advertising - 0.1%
S4 Capital PLC (a)	929,800	1,168,448
Cable & Satellite - 12.8%
Altice U.S.A., Inc. Class A (a)(b)	1,618,900	4,970,023
Charter Communications, Inc. Class A (a)	115,000	50,383,800
Comcast Corp. Class A	810,500	37,898,980
DISH Network Corp. Class A (a)(b)	44,539	267,234
Liberty Broadband Corp. Class A (a)	567,823	53,170,946
		146,690,983
TOTAL MEDIA		147,859,431
Wireless Telecommunication Services - 4.3%
Wireless Telecommunication Services - 4.3%
T-Mobile U.S., Inc. (a)	360,050	49,056,813
TOTAL COMMON STOCKS (Cost $839,716,505)		1,128,653,134

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
Interactive Media & Services - 0.2%
Interactive Media & Services - 0.2%
Reddit, Inc. Series F (a)(c)(d) (Cost $3,584,075)	58,000	2,073,500

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (e)	16,014,612	16,017,815
Fidelity Securities Lending Cash Central Fund 5.44% (e)(f)	28,611,733	28,614,594
TOTAL MONEY MARKET FUNDS (Cost $44,632,409)		44,632,409

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $887,932,989)	1,175,359,043
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(31,568,721)
NET ASSETS - 100.0%	1,143,790,322

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,073,500 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series F	8/11/21	3,584,075

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	10,672,051	201,657,544	196,311,780	322,470	-	-	16,017,815	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	29,126,676	134,435,295	134,947,377	14,855	-	-	28,614,594	0.1%
Total	39,798,727	336,092,839	331,259,157	337,325	-	-	44,632,409

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,128,653,134	1,127,988,187	-	664,947

Convertible Preferred Stocks	2,073,500	-	-	2,073,500

Money Market Funds	44,632,409	44,632,409	-	-
Total Investments in Securities:	1,175,359,043	1,172,620,596	-	2,738,447
Communication Services Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,389,579) - See accompanying schedule:
Unaffiliated issuers (cost $843,300,580)	$1,130,726,634
Fidelity Central Funds (cost $44,632,409)	44,632,409

Total Investment in Securities (cost $887,932,989)		$1,175,359,043
Receivable for investments sold		7,970,611
Receivable for fund shares sold		2,013,678
Dividends receivable		71,135
Distributions receivable from Fidelity Central Funds		65,820
Prepaid expenses		2,633
Other receivables		5,943
Total assets		1,185,488,863
Liabilities
Payable for investments purchased	$11,572,424
Payable for fund shares redeemed	788,669
Accrued management fee	483,833
Distribution and service plan fees payable	19,445
Other affiliated payables	195,131
Other payables and accrued expenses	25,339
Collateral on securities loaned	28,613,700
Total Liabilities		41,698,541
Net Assets		$1,143,790,322
Net Assets consist of:
Paid in capital		$897,348,061
Total accumulated earnings (loss)		246,442,261
Net Assets		$1,143,790,322

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($40,050,936 ÷ 505,294 shares)(a)		$79.26
Maximum offering price per share (100/94.25 of $79.26)		$84.10
Class M :
Net Asset Value and redemption price per share ($7,128,691 ÷ 90,762 shares)(a)		$78.54
Maximum offering price per share (100/96.50 of $78.54)		$81.39
Class C :
Net Asset Value and offering price per share ($10,392,170 ÷ 135,204 shares)(a)		$76.86
Communication Services :
Net Asset Value, offering price and redemption price per share ($1,037,563,884 ÷ 12,934,411 shares)		$80.22
Class I :
Net Asset Value, offering price and redemption price per share ($26,063,536 ÷ 324,939 shares)		$80.21
Class Z :
Net Asset Value, offering price and redemption price per share ($22,591,105 ÷ 280,145 shares)		$80.64
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$766,613
Income from Fidelity Central Funds (including $14,855 from security lending)		337,325
Total Income		1,103,938
Expenses
Management fee	$2,467,826
Transfer agent fees	934,719
Distribution and service plan fees	97,228
Accounting fees	141,551
Custodian fees and expenses	7,754
Independent trustees' fees and expenses	3,173
Registration fees	67,810
Audit	22,301
Legal	953
Miscellaneous	2,637
Total expenses before reductions	3,745,952
Expense reductions	(27,851)
Total expenses after reductions		3,718,101
Net Investment income (loss)		(2,614,163)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,112,000
Foreign currency transactions	(475)
Total net realized gain (loss)		7,111,525
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	214,898,081
Assets and liabilities in foreign currencies	169
Total change in net unrealized appreciation (depreciation)		214,898,250
Net gain (loss)		222,009,775
Net increase (decrease) in net assets resulting from operations		$219,395,612
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,614,163)	$(3,828,083)
Net realized gain (loss)	7,111,525	(27,566,910)
Change in net unrealized appreciation (depreciation)	214,898,250	(178,867,990)
Net increase (decrease) in net assets resulting from operations	219,395,612	(210,262,983)

Share transactions - net increase (decrease)	163,146,697	(73,791,815)

Total increase (decrease) in net assets	382,542,309	(284,054,798)

Net Assets
Beginning of period	761,248,013	1,045,302,811
End of period	$1,143,790,322	$761,248,013

Financial Highlights
Fidelity Advisor® Communication Services Fund Class A

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$62.24	$78.37	$87.31	$60.63	$74.85	$78.20
Income from Investment Operations
Net investment income (loss) C,D	(.30)	(.48)	(.60)	(.59)	(.30)	(.12)
Net realized and unrealized gain (loss)	17.32	(15.65)	(3.18)	30.37	8.77	2.68
Total from investment operations	17.02	(16.13)	(3.78)	29.78	8.47	2.56
Distributions from net investment income	-	-	-	-	-	(.14)
Distributions from net realized gain	-	-	(5.16)	(3.10)	(22.69)	(5.77)
Total distributions	-	-	(5.16)	(3.10)	(22.69)	(5.91)
Net asset value, end of period	$79.26	$62.24	$78.37	$87.31	$60.63	$74.85
Total Return E,F,G	27.35%	(20.58)%	(5.05)%	50.81%	11.90%	3.83%
Ratios to Average Net Assets D,H,I
Expenses before reductions	1.06% J	1.07%	1.03%	1.08%	1.07%	1.13% J
Expenses net of fee waivers, if any	1.05% J	1.07%	1.03%	1.08%	1.07%	1.12% J
Expenses net of all reductions	1.05% J	1.07%	1.03%	1.07%	1.06%	1.11% J
Net investment income (loss)	(.82)% J	(.74)%	(.65)%	(.81)%	(.47)%	(.68)% J
Supplemental Data
Net assets, end of period (000 omitted)	$40,051	$24,285	$33,679	$22,962	$9,947	$715
Portfolio turnover rate K	42% J	45%	57%	63%	73%	107%

AFor the year ended February 29.

BFor the period November 30, 2018 (commencement of sale of shares) through February 28, 2019.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Communication Services Fund Class M

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$61.75	$77.94	$86.94	$60.52	$74.82	$78.20
Income from Investment Operations
Net investment income (loss) C,D	(.38)	(.63)	(.82)	(.77)	(.48)	(.16)
Net realized and unrealized gain (loss)	17.17	(15.56)	(3.15)	30.29	8.75	2.67
Total from investment operations	16.79	(16.19)	(3.97)	29.52	8.27	2.51
Distributions from net investment income	-	-	-	-	-	(.12)
Distributions from net realized gain	-	-	(5.03)	(3.10)	(22.57)	(5.77)
Total distributions	-	-	(5.03)	(3.10)	(22.57)	(5.89)
Net asset value, end of period	$78.54	$61.75	$77.94	$86.94	$60.52	$74.82
Total Return E,F,G	27.19%	(20.77)%	(5.28)%	50.47%	11.58%	3.76%
Ratios to Average Net Assets D,H,I
Expenses before reductions	1.30% J	1.31%	1.27%	1.32%	1.35%	1.36% J
Expenses net of fee waivers, if any	1.30% J	1.31%	1.27%	1.32%	1.35%	1.35% J
Expenses net of all reductions	1.30% J	1.31%	1.27%	1.32%	1.34%	1.34% J
Net investment income (loss)	(1.06)% J	(.98)%	(.88)%	(1.06)%	(.75)%	(.90)% J
Supplemental Data
Net assets, end of period (000 omitted)	$7,129	$3,499	$5,817	$5,386	$2,264	$485
Portfolio turnover rate K	42% J	45%	57%	63%	73%	107%

AFor the year ended February 29.

BFor the period November 30, 2018 (commencement of sale of shares) through February 28, 2019.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Communication Services Fund Class C

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$60.57	$76.81	$86.05	$60.20	$74.76	$78.20
Income from Investment Operations
Net investment income (loss) C,D	(.53)	(.90)	(1.27)	(1.12)	(.81)	(.25)
Net realized and unrealized gain (loss)	16.82	(15.34)	(3.07)	30.07	8.74	2.67
Total from investment operations	16.29	(16.24)	(4.34)	28.95	7.93	2.42
Distributions from net investment income	-	-	-	-	-	(.09)
Distributions from net realized gain	-	-	(4.90)	(3.10)	(22.49)	(5.77)
Total distributions	-	-	(4.90)	(3.10)	(22.49)	(5.86)
Net asset value, end of period	$76.86	$60.57	$76.81	$86.05	$60.20	$74.76
Total Return E,F,G	26.89%	(21.14)%	(5.76)%	49.77%	11.01%	3.63%
Ratios to Average Net Assets D,H,I
Expenses before reductions	1.77% J	1.78%	1.78%	1.80%	1.86%	1.87% J
Expenses net of fee waivers, if any	1.76% J	1.78%	1.78%	1.80%	1.86%	1.85% J
Expenses net of all reductions	1.76% J	1.78%	1.78%	1.79%	1.85%	1.84% J
Net investment income (loss)	(1.53)% J	(1.45)%	(1.39)%	(1.53)%	(1.26)%	(1.37)% J
Supplemental Data
Net assets, end of period (000 omitted)	$10,392	$7,478	$8,938	$6,856	$1,982	$377
Portfolio turnover rate K	42% J	45%	57%	63%	73%	107%

AFor the year ended February 29.

BFor the period November 30, 2018 (commencement of sale of shares) through February 28, 2019.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal returns do not include the effect of the contingent deferred sales charge.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Communication Services Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$62.90	$78.98	$87.88	$60.82	$74.88	$79.70
Income from Investment Operations
Net investment income (loss) B,C	(.19)	(.30)	(.34)	(.36)	(.12)	.13
Net realized and unrealized gain (loss)	17.51	(15.78)	(3.22)	30.52	8.79	5.31
Total from investment operations	17.32	(16.08)	(3.56)	30.16	8.67	5.44
Distributions from net investment income	-	-	-	-	-	(.20)
Distributions from net realized gain	-	-	(5.34)	(3.10)	(22.73)	(10.06)
Total distributions	-	-	(5.34)	(3.10)	(22.73)	(10.26)
Net asset value, end of period	$80.22	$62.90	$78.98	$87.88	$60.82	$74.88
Total Return D,E	27.54%	(20.36)%	(4.79)%	51.29%	12.22%	8.12%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.77% H	.80%	.75%	.77%	.78%	.82%
Expenses net of fee waivers, if any	.77% H	.79%	.74%	.77%	.78%	.81%
Expenses net of all reductions	.77% H	.79%	.74%	.76%	.77%	.80%
Net investment income (loss)	(.53)% H	(.47)%	(.36)%	(.51)%	(.18)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,037,564	$710,710	$958,304	$859,871	$577,157	$562,422
Portfolio turnover rate I	42% H	45%	57%	63%	73%	107%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Communication Services Fund Class I

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$62.89	$78.93	$87.86	$60.80	$74.89	$78.20
Income from Investment Operations
Net investment income (loss) C,D	(.19)	(.28)	(.34)	(.39)	(.11)	(.06)
Net realized and unrealized gain (loss)	17.51	(15.76)	(3.22)	30.55	8.78	2.67
Total from investment operations	17.32	(16.04)	(3.56)	30.16	8.67	2.61
Distributions from net investment income	-	-	-	-	-	(.15)
Distributions from net realized gain	-	-	(5.37)	(3.10)	(22.76)	(5.77)
Total distributions	-	-	(5.37)	(3.10)	(22.76)	(5.92)
Net asset value, end of period	$80.21	$62.89	$78.93	$87.86	$60.80	$74.89
Total Return E,F	27.54%	(20.32)%	(4.79)%	51.31%	12.22%	3.91%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.75% I	.76%	.75%	.78%	.77%	.70% I
Expenses net of fee waivers, if any	.74% I	.75%	.75%	.77%	.77%	.69% I
Expenses net of all reductions	.74% I	.75%	.75%	.77%	.76%	.68% I
Net investment income (loss)	(.51)% I	(.43)%	(.37)%	(.51)%	(.17)%	(.30)% I
Supplemental Data
Net assets, end of period (000 omitted)	$26,064	$11,961	$32,089	$26,521	$2,493	$452
Portfolio turnover rate J	42% I	45%	57%	63%	73%	107%

AFor the year ended February 29.

BFor the period November 30, 2018 (commencement of sale of shares) through February 28, 2019.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Communication Services Fund Class Z

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$63.18	$79.20	$88.04	$60.85	$74.89	$78.20
Income from Investment Operations
Net investment income (loss) C,D	(.14)	(.19)	(.22)	(.28)	(.03)	(.03)
Net realized and unrealized gain (loss)	17.60	(15.83)	(3.23)	30.57	8.80	2.65
Total from investment operations	17.46	(16.02)	(3.45)	30.29	8.77	2.62
Distributions from net investment income	-	-	-	-	-	(.16)
Distributions from net realized gain	-	-	(5.39)	(3.10)	(22.81)	(5.77)
Total distributions	-	-	(5.39)	(3.10)	(22.81)	(5.93)
Net asset value, end of period	$80.64	$63.18	$79.20	$88.04	$60.85	$74.89
Total Return E,F	27.64%	(20.23)%	(4.65)%	51.48%	12.38%	3.92%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.62% I	.62%	.62%	.64%	.65%	.64% I
Expenses net of fee waivers, if any	.61% I	.62%	.61%	.64%	.65%	.62% I
Expenses net of all reductions	.61% I	.62%	.61%	.63%	.64%	.61% I
Net investment income (loss)	(.38)% I	(.29)%	(.23)%	(.38)%	(.05)%	(.16)% I
Supplemental Data
Net assets, end of period (000 omitted)	$22,591	$3,314	$6,477	$3,817	$1,833	$529
Portfolio turnover rate J	42% I	45%	57%	63%	73%	107%

AFor the year ended February 29.

BFor the period November 30, 2018 (commencement of sale of shares) through February 28, 2019.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Construction and Housing Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

The Home Depot, Inc.	17.7
Lowe's Companies, Inc.	14.9
Johnson Controls International PLC	4.9
Trane Technologies PLC	4.0
Vulcan Materials Co.	3.4
Invitation Homes, Inc.	2.9
Builders FirstSource, Inc.	2.7
Carrier Global Corp.	2.6
PulteGroup, Inc.	2.6
NVR, Inc.	2.6
58.3

Industries (% of Fund's net assets)

Specialty Retail	36.2
Building Products	23.2
Household Durables	13.9
Equity Real Estate Investment Trusts (Reits)	11.1
Construction & Engineering	8.8
Construction Materials	4.2
Real Estate Management & Development	0.6
Chemicals	0.5
Ground Transportation	0.3
Electrical Equipment	0.3

Construction and Housing Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
Building Products - 23.2%
Building Products - 23.2%
AAON, Inc.	45,900	2,894,454
Apogee Enterprises, Inc.	76,250	3,847,575
Armstrong World Industries, Inc.	74,200	5,682,978
Builders FirstSource, Inc. (a)	119,965	17,399,724
Carlisle Companies, Inc.	53,830	14,158,367
Carrier Global Corp.	292,110	16,781,720
Fortune Brands Home & Security, Inc.	98,950	6,829,529
Johnson Controls International PLC	531,981	31,418,798
MasterBrand, Inc.	245,350	3,142,934
Simpson Manufacturing Co. Ltd.	52,730	8,424,145
The AZEK Co., Inc. (a)	190,760	6,487,748
Trane Technologies PLC	124,750	25,606,185
UFP Industries, Inc.	57,456	5,995,534
		148,669,691
Chemicals - 0.5%
Specialty Chemicals - 0.5%
PPG Industries, Inc.	8,500	1,204,960
Sherwin-Williams Co.	6,420	1,744,442
		2,949,402
Construction & Engineering - 8.8%
Construction & Engineering - 8.8%
AECOM	139,760	12,263,940
EMCOR Group, Inc.	55,020	12,338,235
Granite Construction, Inc.	92,858	3,834,107
Quanta Services, Inc.	57,299	12,025,341
Willscot Mobile Mini Holdings (a)	381,850	15,663,487
		56,125,110
Construction Materials - 4.2%
Construction Materials - 4.2%
CRH PLC sponsored ADR	50,200	2,890,014
Summit Materials, Inc.	60,788	2,274,079
Vulcan Materials Co.	98,956	21,597,147
		26,761,240
Electrical Equipment - 0.3%
Electrical Components & Equipment - 0.3%
Generac Holdings, Inc. (a)	14,600	1,734,626
Equity Real Estate Investment Trusts (REITs) - 11.1%
Multi-Family Residential REITs - 6.7%
Elme Communities (SBI)	623,270	9,585,893
Equity Residential (SBI)	104,790	6,793,536
Essex Property Trust, Inc.	63,620	15,166,372
Mid-America Apartment Communities, Inc.	78,950	11,465,909
		43,011,710
Single-Family Residential REITs - 4.4%
Equity Lifestyle Properties, Inc.	143,400	9,602,064
Invitation Homes, Inc.	548,030	18,682,343
		28,284,407
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		71,296,117
Ground Transportation - 0.3%
Cargo Ground Transportation - 0.3%
U-Haul Holding Co. (non-vtg.)	34,100	1,815,484
Household Durables - 13.9%
Home Furnishings - 1.7%
Tempur Sealy International, Inc.	233,710	10,918,931
Homebuilding - 12.0%
Blu Investments LLC (a)(b)(c)	11,990,913	3,717
D.R. Horton, Inc.	52,486	6,246,884
KB Home	182,690	9,280,652
Lennar Corp. Class A	26,310	3,133,258
M/I Homes, Inc. (a)	36,670	3,600,261
NVR, Inc. (a)	2,594	16,542,794
PulteGroup, Inc.	202,215	16,593,763
Toll Brothers, Inc.	147,390	12,075,663
TopBuild Corp. (a)	30,800	8,934,464
		76,411,456
Household Appliances - 0.2%
Whirlpool Corp.	10,790	1,510,168
TOTAL HOUSEHOLD DURABLES		88,840,555
Real Estate Management & Development - 0.6%
Diversified Real Estate Activities - 0.2%
The RMR Group, Inc.	47,260	1,194,733
Real Estate Services - 0.4%
Cushman & Wakefield PLC (a)	288,785	2,653,934
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,848,667
Specialty Retail - 36.2%
Home Improvement Retail - 35.2%
Floor & Decor Holdings, Inc. Class A (a)(d)	165,820	16,532,254
Lowe's Companies, Inc.	413,175	95,228,574
The Home Depot, Inc.	342,860	113,246,653
		225,007,481
Homefurnishing Retail - 1.0%
Williams-Sonoma, Inc. (d)	44,720	6,314,464
TOTAL SPECIALTY RETAIL		231,321,945
TOTAL COMMON STOCKS (Cost $408,248,227)		633,362,837

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (e)	5,945,421	5,946,610
Fidelity Securities Lending Cash Central Fund 5.44% (e)(f)	10,879,987	10,881,075
TOTAL MONEY MARKET FUNDS (Cost $16,827,685)		16,827,685

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $425,075,912)	650,190,522
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(10,844,497)
NET ASSETS - 100.0%	639,346,025

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Investments LLC	5/21/20	20,739

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	3,549,508	73,075,161	70,678,059	95,650	-	-	5,946,610	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	25,266,725	62,315,576	76,701,226	8,834	-	-	10,881,075	0.0%
Total	28,816,233	135,390,737	147,379,285	104,484	-	-	16,827,685

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	633,362,837	633,359,120	-	3,717

Money Market Funds	16,827,685	16,827,685	-	-
Total Investments in Securities:	650,190,522	650,186,805	-	3,717
Construction and Housing Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,538,920) - See accompanying schedule:
Unaffiliated issuers (cost $408,248,227)	$633,362,837
Fidelity Central Funds (cost $16,827,685)	16,827,685

Total Investment in Securities (cost $425,075,912)		$650,190,522
Receivable for investments sold		2,814,748
Receivable for fund shares sold		992,522
Dividends receivable		1,009,112
Distributions receivable from Fidelity Central Funds		23,696
Prepaid expenses		1,527
Other receivables		928
Total assets		655,033,055
Liabilities
Payable to custodian bank	$25,708
Payable for investments purchased	4,077,136
Payable for fund shares redeemed	294,889
Accrued management fee	274,376
Other affiliated payables	112,117
Other payables and accrued expenses	21,729
Collateral on securities loaned	10,881,075
Total Liabilities		15,687,030
Net Assets		$639,346,025
Net Assets consist of:
Paid in capital		$419,459,374
Total accumulated earnings (loss)		219,886,651
Net Assets		$639,346,025
Net Asset Value, offering price and redemption price per share ($639,346,025 ÷ 6,366,015 shares)		$100.43

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$5,512,650
Income from Fidelity Central Funds (including $8,834 from security lending)		104,484
Total Income		5,617,134
Expenses
Management fee	$1,416,704
Transfer agent fees	517,909
Accounting fees	93,178
Custodian fees and expenses	7,155
Independent trustees' fees and expenses	1,945
Registration fees	30,829
Audit	18,105
Legal	300
Miscellaneous	1,545
Total expenses before reductions	2,087,670
Expense reductions	(15,886)
Total expenses after reductions		2,071,784
Net Investment income (loss)		3,545,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,512,293
Total net realized gain (loss)		7,512,293
Change in net unrealized appreciation (depreciation) on investment securities		57,540,180
Net gain (loss)		65,052,473
Net increase (decrease) in net assets resulting from operations		$68,597,823
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,545,350	$4,652,110
Net realized gain (loss)	7,512,293	(12,450,749)
Change in net unrealized appreciation (depreciation)	57,540,180	(9,276,236)
Net increase (decrease) in net assets resulting from operations	68,597,823	(17,074,875)
Distributions to shareholders	-	(3,697,710)

Share transactions
Proceeds from sales of shares	151,454,289	79,113,675
Reinvestment of distributions	-	3,425,079
Cost of shares redeemed	(79,403,008)	(276,407,546)

Net increase (decrease) in net assets resulting from share transactions	72,051,281	(193,868,792)
Total increase (decrease) in net assets	140,649,104	(214,641,377)

Net Assets
Beginning of period	498,696,921	713,338,298
End of period	$639,346,025	$498,696,921

Other Information
Shares
Sold	1,596,537	926,693
Issued in reinvestment of distributions	-	40,601
Redeemed	(866,936)	(3,274,232)
Net increase (decrease)	729,601	(2,306,938)

Financial Highlights
Construction and Housing Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$88.48	$89.80	$77.53	$58.56	$54.22	$59.88
Income from Investment Operations
Net investment income (loss) B,C	.61	.76	.57	.59	.53	.49
Net realized and unrealized gain (loss)	11.34	(1.42)	17.59	21.82	8.71	1.32
Total from investment operations	11.95	(.66)	18.16	22.41	9.24	1.81
Distributions from net investment income	-	(.66)	(.53)	(.61)	(.60)	(.55)
Distributions from net realized gain	-	-	(5.36)	(2.83)	(4.31)	(6.92)
Total distributions	-	(.66)	(5.89)	(3.44)	(4.90) D	(7.47)
Net asset value, end of period	$100.43	$88.48	$89.80	$77.53	$58.56	$54.22
Total Return E,F	13.51%	(.70)%	22.95%	41.70%	17.10%	4.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.77% I	.77%	.75%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.77% I	.76%	.75%	.78%	.79%	.80%
Expenses net of all reductions	.77% I	.76%	.75%	.77%	.79%	.79%
Net investment income (loss)	1.31% I	.90%	.60%	.94%	.88%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$639,346	$498,697	$713,338	$343,461	$318,905	$225,255
Portfolio turnover rate J	20% I	20%	70%	93%	161%	90%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Consumer Discretionary Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Amazon.com, Inc.	24.1
Tesla, Inc.	14.2
Lowe's Companies, Inc.	4.9
The Home Depot, Inc.	4.9
TJX Companies, Inc.	4.4
NIKE, Inc. Class B	3.0
Hilton Worldwide Holdings, Inc.	2.8
McDonald's Corp.	2.7
Booking Holdings, Inc.	2.4
Aptiv PLC	2.3
65.7

Industries (% of Fund's net assets)

Broadline Retail	24.8
Specialty Retail	21.0
Hotels, Restaurants & Leisure	18.6
Automobiles	14.4
Textiles, Apparel & Luxury Goods	9.7
Household Durables	3.8
Automobile Components	3.7
Consumer Staples Distribution & Retail	3.0
Building Products	0.6

Consumer Discretionary Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Automobile Components - 3.7%
Automotive Parts & Equipment - 3.7%
Adient PLC (a)	94,800	3,713,316
Aptiv PLC (a)	111,300	11,291,385
Magna International, Inc. Class A (b)	56,270	3,309,801
		18,314,502
Automobiles - 14.4%
Automobile Manufacturers - 14.4%
General Motors Co.	31,600	1,058,916
Tesla, Inc. (a)	272,851	70,417,386
		71,476,302
Broadline Retail - 24.8%
Broadline Retail - 24.8%
Amazon.com, Inc. (a)	863,505	119,172,328
eBay, Inc.	15,456	692,120
Ollie's Bargain Outlet Holdings, Inc. (a)	35,382	2,727,245
		122,591,693
Building Products - 0.6%
Building Products - 0.6%
The AZEK Co., Inc. (a)	88,246	3,001,246
Consumer Staples Distribution & Retail - 3.0%
Consumer Staples Merchandise Retail - 1.9%
Dollar Tree, Inc. (a)	68,050	8,326,598
Target Corp.	9,335	1,181,344
		9,507,942
Food Distributors - 1.1%
Performance Food Group Co. (a)	83,278	5,174,062
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		14,682,004
Hotels, Restaurants & Leisure - 18.6%
Casinos & Gaming - 2.7%
Caesars Entertainment, Inc. (a)	53,778	2,971,772
Churchill Downs, Inc.	38,142	4,778,430
Penn Entertainment, Inc. (a)	139,304	3,300,112
Red Rock Resorts, Inc.	57,400	2,521,582
		13,571,896
Hotels, Resorts & Cruise Lines - 7.7%
Booking Holdings, Inc. (a)	3,847	11,945,050
Hilton Worldwide Holdings, Inc.	94,591	14,060,952
Marriott International, Inc. Class A	43,999	8,954,236
Royal Caribbean Cruises Ltd. (a)	33,250	3,289,755
		38,249,993
Leisure Facilities - 0.3%
Planet Fitness, Inc. (a)	20,323	1,235,638
Restaurants - 7.9%
ARAMARK Holdings Corp.	66,054	2,455,888
Brinker International, Inc. (a)	27,030	884,692
Chipotle Mexican Grill, Inc. (a)	3,355	6,463,877
Domino's Pizza, Inc.	22,974	8,900,128
Dutch Bros, Inc. (a)(b)	19,871	588,380
McDonald's Corp.	47,115	13,246,382
Starbucks Corp.	64,920	6,325,805
		38,865,152
TOTAL HOTELS, RESTAURANTS & LEISURE		91,922,679
Household Durables - 3.8%
Home Furnishings - 1.9%
Tempur Sealy International, Inc.	198,317	9,265,370
Homebuilding - 1.9%
KB Home	77,070	3,915,156
PulteGroup, Inc.	69,090	5,669,525
		9,584,681
TOTAL HOUSEHOLD DURABLES		18,850,051
Specialty Retail - 21.0%
Apparel Retail - 5.5%
Burlington Stores, Inc. (a)	28,417	4,610,942
TJX Companies, Inc.	233,837	21,625,246
Victoria's Secret & Co. (a)	48,239	925,224
		27,161,412
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	3,480	3,270,156
Home Improvement Retail - 11.4%
Floor & Decor Holdings, Inc. Class A (a)(b)	81,667	8,142,200
Lowe's Companies, Inc.	104,631	24,115,353
The Home Depot, Inc.	72,951	24,095,715
		56,353,268
Homefurnishing Retail - 0.8%
Wayfair LLC Class A (a)	7,755	535,948
Williams-Sonoma, Inc. (b)	22,910	3,234,892
		3,770,840
Other Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	14,400	785,808
Bath & Body Works, Inc.	39,688	1,463,297
Dick's Sporting Goods, Inc.	85,827	9,985,113
Sally Beauty Holdings, Inc. (a)	97,600	991,616
		13,225,834
TOTAL SPECIALTY RETAIL		103,781,510
Textiles, Apparel & Luxury Goods - 9.7%
Apparel, Accessories & Luxury Goods - 4.6%
Levi Strauss & Co. Class A (b)	104,700	1,441,719
lululemon athletica, Inc. (a)	20,730	7,903,520
LVMH Moet Hennessy Louis Vuitton SE	2,233	1,888,353
PVH Corp.	66,888	5,591,837
Tapestry, Inc.	172,778	5,756,963
		22,582,392
Footwear - 5.1%
Deckers Outdoor Corp. (a)	15,027	7,950,635
NIKE, Inc. Class B	146,852	14,936,317
On Holding AG (a)	30,193	870,464
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23,200	1,167,192
Wolverine World Wide, Inc.	56,590	457,247
		25,381,855
TOTAL TEXTILES, APPAREL & LUXURY GOODS		47,964,247
TOTAL COMMON STOCKS (Cost $307,115,260)		492,584,234

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	1,343,866	1,344,135
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	12,069,962	12,071,169
TOTAL MONEY MARKET FUNDS (Cost $13,415,304)		13,415,304

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $320,530,564)	505,999,538
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(11,146,289)
NET ASSETS - 100.0%	494,853,249

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	1,290,832	38,891,518	38,838,215	54,422	-	-	1,344,135	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	16,277,814	85,690,206	89,896,851	40,980	-	-	12,071,169	0.0%
Total	17,568,646	124,581,724	128,735,066	95,402	-	-	13,415,304

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	492,584,234	490,695,881	1,888,353	-

Money Market Funds	13,415,304	13,415,304	-	-
Total Investments in Securities:	505,999,538	504,111,185	1,888,353	-
Consumer Discretionary Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,678,544) - See accompanying schedule:
Unaffiliated issuers (cost $307,115,260)	$492,584,234
Fidelity Central Funds (cost $13,415,304)	13,415,304

Total Investment in Securities (cost $320,530,564)		$505,999,538
Foreign currency held at value (cost $1)		1
Receivable for investments sold		6,279,099
Receivable for fund shares sold		204,407
Dividends receivable		332,527
Distributions receivable from Fidelity Central Funds		14,575
Prepaid expenses		2,304
Other receivables		16,254
Total assets		512,848,705
Liabilities
Payable to custodian bank	$21,965
Payable for investments purchased	5,113,742
Payable for fund shares redeemed	477,204
Accrued management fee	213,955
Other affiliated payables	79,995
Other payables and accrued expenses	21,715
Collateral on securities loaned	12,066,880
Total Liabilities		17,995,456
Net Assets		$494,853,249
Net Assets consist of:
Paid in capital		$303,854,837
Total accumulated earnings (loss)		190,998,412
Net Assets		$494,853,249
Net Asset Value, offering price and redemption price per share ($494,853,249 ÷ 9,042,606 shares)		$54.72

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$1,815,326
Income from Fidelity Central Funds (including $40,980 from security lending)		95,402
Total Income		1,910,728
Expenses
Management fee	$1,175,611
Transfer agent fees	376,423
Accounting fees	79,430
Custodian fees and expenses	7,328
Independent trustees' fees and expenses	1,561
Registration fees	24,971
Audit	18,213
Legal	882
Miscellaneous	1,381
Total expenses before reductions	1,685,800
Expense reductions	(13,524)
Total expenses after reductions		1,672,276
Net Investment income (loss)		238,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,771,553
Foreign currency transactions	(981)
Total net realized gain (loss)		8,770,572
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	59,096,515
Assets and liabilities in foreign currencies	220
Total change in net unrealized appreciation (depreciation)		59,096,735
Net gain (loss)		67,867,307
Net increase (decrease) in net assets resulting from operations		$68,105,759
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$238,452	$95,341
Net realized gain (loss)	8,770,572	14,823,468
Change in net unrealized appreciation (depreciation)	59,096,735	(78,175,485)
Net increase (decrease) in net assets resulting from operations	68,105,759	(63,256,676)
Distributions to shareholders	(5,732,885)	(36,965,013)

Share transactions
Proceeds from sales of shares	66,166,471	214,276,530
Reinvestment of distributions	5,368,498	34,220,095
Cost of shares redeemed	(63,845,941)	(142,158,153)

Net increase (decrease) in net assets resulting from share transactions	7,689,028	106,338,472
Total increase (decrease) in net assets	70,061,902	6,116,783

Net Assets
Beginning of period	424,791,347	418,674,564
End of period	$494,853,249	$424,791,347

Other Information
Shares
Sold	1,271,538	4,618,411
Issued in reinvestment of distributions	112,618	617,903
Redeemed	(1,277,925)	(2,921,858)
Net increase (decrease)	106,231	2,314,456

Financial Highlights
Consumer Discretionary Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$47.54	$63.23	$68.01	$45.58	$44.31	$43.65
Income from Investment Operations
Net investment income (loss) B,C	.03	.01	(.16)	(.03)	.11	.12
Net realized and unrealized gain (loss)	7.80	(9.85)	1.92	23.23	2.26	1.87
Total from investment operations	7.83	(9.84)	1.76	23.20	2.37	1.99
Distributions from net investment income	-	(.02)	-	-	(.11)	(.15)
Distributions from net realized gain	(.65)	(5.83)	(6.54)	(.77)	(.99)	(1.18)
Total distributions	(.65)	(5.85)	(6.54)	(.77)	(1.10)	(1.33)
Net asset value, end of period	$54.72	$47.54	$63.23	$68.01	$45.58	$44.31
Total Return D,E	16.67%	(16.87)%	1.88%	50.96%	5.30%	4.81%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.75% H	.76%	.73%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.75% H	.76%	.73%	.76%	.76%	.77%
Expenses net of all reductions	.75% H	.76%	.73%	.75%	.76%	.77%
Net investment income (loss)	.11% H	.02%	(.22)%	(.06)%	.23%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$494,853	$424,791	$418,675	$583,938	$402,403	$433,188
Portfolio turnover rate I	37% H	46%	38%	55%	41% J	46% J

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Leisure Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

McDonald's Corp.	16.7
Booking Holdings, Inc.	11.7
Hilton Worldwide Holdings, Inc.	7.9
Starbucks Corp.	7.0
Yum! Brands, Inc.	6.2
Airbnb, Inc. Class A	4.8
Marriott International, Inc. Class A	4.8
Chipotle Mexican Grill, Inc.	4.3
Las Vegas Sands Corp.	3.4
Domino's Pizza, Inc.	3.3
70.1

Industries (% of Fund's net assets)

Hotels, Restaurants & Leisure	91.7
Diversified Consumer Services	2.4
Consumer Staples Distribution & Retail	2.3
Beverages	1.7
Financial Services	1.1
Specialty Retail	0.3

Leisure Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
Beverages - 1.7%
Soft Drinks & Non-alcoholic Beverages - 1.7%
The Coca-Cola Co.	183,000	10,948,890
Consumer Staples Distribution & Retail - 2.3%
Food Distributors - 2.3%
U.S. Foods Holding Corp. (a)	357,600	14,457,768
Diversified Consumer Services - 2.4%
Specialized Consumer Services - 2.4%
H&R Block, Inc.	82,300	3,290,354
OneSpaWorld Holdings Ltd. (a)	704,100	8,054,904
Service Corp. International	53,600	3,382,696
		14,727,954
Financial Services - 1.1%
Transaction & Payment Processing Services - 1.1%
Toast, Inc. (a)(b)	310,800	6,890,436
Hotels, Restaurants & Leisure - 91.7%
Casinos & Gaming - 13.2%
Bally's Corp. (a)	65,600	1,088,960
Boyd Gaming Corp.	200	13,374
Caesars Entertainment, Inc. (a)	218,549	12,077,018
Churchill Downs, Inc.	124,596	15,609,387
Draftkings Holdings, Inc. (a)	14,200	421,030
Flutter Entertainment PLC (a)	51,200	9,346,349
Las Vegas Sands Corp.	389,900	21,389,914
MGM Resorts International	92,200	4,054,956
Penn Entertainment, Inc. (a)	178,800	4,235,772
Red Rock Resorts, Inc.	309,700	13,605,121
Wynn Resorts Ltd.	8,300	841,454
		82,683,335
Hotels, Resorts & Cruise Lines - 33.1%
Airbnb, Inc. Class A (a)	230,300	30,295,965
Booking Holdings, Inc. (a)	23,576	73,204,187
Carnival Corp. (a)	27,800	439,796
Expedia, Inc. (a)	11,900	1,289,841
Hilton Grand Vacations, Inc. (a)	59,700	2,610,084
Hilton Worldwide Holdings, Inc.	335,732	49,906,562
Marriott International, Inc. Class A	147,125	29,941,409
Royal Caribbean Cruises Ltd. (a)(b)	173,100	17,126,514
Wyndham Hotels & Resorts, Inc.	40,900	3,083,451
		207,897,809
Leisure Facilities - 1.8%
Planet Fitness, Inc. (a)	34,844	2,118,515
Vail Resorts, Inc.	39,682	8,980,830
		11,099,345
Restaurants - 43.6%
ARAMARK Holdings Corp.	205,200	7,629,336
Brinker International, Inc. (a)	218,800	7,161,324
Chipotle Mexican Grill, Inc. (a)	14,109	27,182,964
Darden Restaurants, Inc.	17,900	2,783,629
Domino's Pizza, Inc.	53,042	20,548,471
Dutch Bros, Inc. (a)(b)	182,300	5,397,903
First Watch Restaurant Group, Inc. (a)	268,700	5,137,544
McDonald's Corp.	372,393	104,698,292
Noodles & Co. (a)	706,645	1,964,473
Restaurant Brands International, Inc.	106,474	7,395,341
Starbucks Corp.	446,956	43,551,393
Wingstop, Inc.	7,900	1,269,056
Yum! Brands, Inc.	299,000	38,684,620
		273,404,346
TOTAL HOTELS, RESTAURANTS & LEISURE		575,084,835
Specialty Retail - 0.3%
Automotive Retail - 0.3%
Diversified Royalty Corp. (b)	783,200	1,663,546
TOTAL COMMON STOCKS (Cost $426,235,977)		623,773,429

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	1,803,997	1,804,358
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	14,676,587	14,678,055
TOTAL MONEY MARKET FUNDS (Cost $16,482,413)		16,482,413

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $442,718,390)	640,255,842
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(13,445,498)
NET ASSETS - 100.0%	626,810,344

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.4%	4,289,445	49,579,277	52,064,364	92,726	-	-	1,804,358	0.0%
Fidelity Securities Lending Cash Central Fund 5.4%	12,554,116	119,716,163	117,592,224	305,606	-	-	14,678,055	0.1%
Total	16,843,561	169,295,440	169,656,588	398,332	-	-	16,482,413

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	623,773,429	623,773,429	-	-

Money Market Funds	16,482,413	16,482,413	-	-
Total Investments in Securities:	640,255,842	640,255,842	-	-
Leisure Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,202,007) - See accompanying schedule:
Unaffiliated issuers (cost $426,235,977)	$623,773,429
Fidelity Central Funds (cost $16,482,413)	16,482,413

Total Investment in Securities (cost $442,718,390)		$640,255,842
Foreign currency held at value (cost $6,133)		6,130
Receivable for investments sold		1,009,072
Receivable for fund shares sold		429,050
Dividends receivable		897,324
Distributions receivable from Fidelity Central Funds		59,902
Prepaid expenses		2,079
Other receivables		2,170
Total assets		642,661,569
Liabilities
Payable to custodian bank	$2,075
Payable for investments purchased	440,630
Payable for fund shares redeemed	327,315
Accrued management fee	277,330
Other affiliated payables	103,299
Other payables and accrued expenses	22,521
Collateral on securities loaned	14,678,055
Total Liabilities		15,851,225
Net Assets		$626,810,344
Net Assets consist of:
Paid in capital		$427,722,989
Total accumulated earnings (loss)		199,087,355
Net Assets		$626,810,344
Net Asset Value, offering price and redemption price per share ($626,810,344 ÷ 36,643,828 shares)		$17.11

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$3,263,053
Income from Fidelity Central Funds (including $305,606 from security lending)		398,332
Total Income		3,661,385
Expenses
Management fee	$1,599,993
Transfer agent fees	493,793
Accounting fees	101,787
Custodian fees and expenses	7,738
Independent trustees' fees and expenses	2,124
Registration fees	32,933
Audit	18,566
Legal	939
Miscellaneous	1,807
Total expenses before reductions	2,259,680
Expense reductions	(18,472)
Total expenses after reductions		2,241,208
Net Investment income (loss)		1,420,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,928,040
Foreign currency transactions	934
Total net realized gain (loss)		3,928,974
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	42,821,943
Assets and liabilities in foreign currencies	2,619
Total change in net unrealized appreciation (depreciation)		42,824,562
Net gain (loss)		46,753,536
Net increase (decrease) in net assets resulting from operations		$48,173,713
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,420,177	$2,469,163
Net realized gain (loss)	3,928,974	1,146,340
Change in net unrealized appreciation (depreciation)	42,824,562	(15,648,433)
Net increase (decrease) in net assets resulting from operations	48,173,713	(12,032,930)
Distributions to shareholders	(3,122,753)	(18,288,153)

Share transactions
Proceeds from sales of shares	89,801,143	73,923,002
Reinvestment of distributions	2,880,486	17,168,093
Cost of shares redeemed	(74,302,921)	(144,189,598)

Net increase (decrease) in net assets resulting from share transactions	18,378,708	(53,098,503)
Total increase (decrease) in net assets	63,429,668	(83,419,586)

Net Assets
Beginning of period	563,380,676	646,800,262
End of period	$626,810,344	$563,380,676

Other Information
Shares
Sold	5,374,704	4,908,793
Issued in reinvestment of distributions	176,825	1,119,877
Redeemed	(4,450,416)	(9,983,968)
Net increase (decrease)	1,101,113	(3,955,298)

Financial Highlights
Leisure Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$15.85	$16.38	$18.94	$13.89	$14.53	$16.58
Income from Investment Operations
Net investment income (loss) C,D	.04	.07	.01	.07	.12	.16
Net realized and unrealized gain (loss)	1.31	(.12)	1.41	5.40	.25	.39
Total from investment operations	1.35	(.05)	1.42	5.47	.37	.55
Distributions from net investment income	(.02)	(.05)	(.02)	(.08)	(.11)	(.16)
Distributions from net realized gain	(.07)	(.42)	(3.96)	(.34)	(.89)	(2.44)
Total distributions	(.09)	(.48) E	(3.98)	(.42)	(1.01) E	(2.60)
Redemption fees added to paid in capital D	-	-	-	-	-	- F
Net asset value, end of period	$17.11	$15.85	$16.38	$18.94	$13.89	$14.53
Total Return G,H	8.53%	(.22)%	7.53%	41.30%	1.76%	4.48%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74% K	.74%	.73%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.73% K	.74%	.73%	.77%	.75%	.76%
Expenses net of all reductions	.73% K	.74%	.73%	.76%	.75%	.76%
Net investment income (loss)	.47% K	.45%	.05%	.48%	.79%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$626,810	$563,381	$646,800	$653,709	$431,146	$472,923
Portfolio turnover rate L	28% K	46%	79%	72%	53%	41%

AFor the year ended February 29.

BPer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DCalculated based on average shares outstanding during the period.

ETotal distributions per share do not sum due to rounding.

FAmount represents less than $.005 per share.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Retailing Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Amazon.com, Inc.	25.2
The Home Depot, Inc.	7.0
TJX Companies, Inc.	6.6
Lowe's Companies, Inc.	5.2
Walmart, Inc.	4.8
O'Reilly Automotive, Inc.	4.6
Dollar Tree, Inc.	3.7
BJ's Wholesale Club Holdings, Inc.	3.5
MercadoLibre, Inc.	3.1
Ross Stores, Inc.	2.5
66.2

Industries (% of Fund's net assets)

Specialty Retail	34.9
Broadline Retail	33.8
Consumer Staples Distribution & Retail	20.0
Textiles, Apparel & Luxury Goods	5.6
Hotels, Restaurants & Leisure	1.4
Interactive Media & Services	1.2
Entertainment	0.8
Personal Care Products	0.7

Retailing Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
Broadline Retail - 33.8%
Broadline Retail - 33.8%
Amazon.com, Inc. (a)	5,232,700	722,164,925
Dollarama, Inc.	835,900	54,198,638
eBay, Inc.	723,600	32,402,808
Etsy, Inc. (a)	488,760	35,958,073
MercadoLibre, Inc. (a)	64,700	88,791,692
Ollie's Bargain Outlet Holdings, Inc. (a)	458,207	35,318,596
		968,834,732
Consumer Staples Distribution & Retail - 20.0%
Consumer Staples Merchandise Retail - 16.9%
BJ's Wholesale Club Holdings, Inc. (a)(b)	1,476,600	99,508,074
Costco Wholesale Corp.	109,300	60,036,304
Dollar General Corp.	139,600	19,334,600
Dollar Tree, Inc. (a)	867,600	106,159,536
Target Corp.	488,500	61,819,675
Walmart, Inc.	846,900	137,714,409
		484,572,598
Food Distributors - 0.8%
U.S. Foods Holding Corp. (a)	544,300	22,006,049
Food Retail - 2.3%
Albertsons Companies, Inc.	967,400	21,669,760
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	703,300	36,778,551
Sprouts Farmers Market LLC (a)	180,000	7,342,200
		65,790,511
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		572,369,158
Entertainment - 0.8%
Movies & Entertainment - 0.8%
Netflix, Inc. (a)	50,700	21,987,576
Hotels, Restaurants & Leisure - 1.4%
Hotels, Resorts & Cruise Lines - 1.4%
Hilton Worldwide Holdings, Inc.	268,300	39,882,795
Interactive Media & Services - 1.2%
Interactive Media & Services - 1.2%
Alphabet, Inc. Class A (a)	153,400	20,888,478
Pinterest, Inc. Class A (a)	507,100	13,940,179
		34,828,657
Personal Care Products - 0.7%
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	129,300	20,756,529
Specialty Retail - 34.9%
Apparel Retail - 11.9%
American Eagle Outfitters, Inc. (b)	871,400	14,778,944
Aritzia, Inc. (a)	2,523,100	46,309,118
Farfetch Ltd. Class A (a)(b)	3,370,200	9,605,070
Ross Stores, Inc.	573,500	69,858,035
TJX Companies, Inc.	2,032,732	187,987,055
Victoria's Secret & Co. (a)	640,133	12,277,751
		340,815,973
Automotive Retail - 5.4%
CarMax, Inc. (a)(b)	80,100	6,542,568
Murphy U.S.A., Inc.	39,606	12,580,450
O'Reilly Automotive, Inc. (a)	140,700	132,215,790
Valvoline, Inc.	122,500	4,218,900
		155,557,708
Home Improvement Retail - 12.2%
Lowe's Companies, Inc.	642,100	147,991,208
The Home Depot, Inc. (b)	612,600	202,341,780
		350,332,988
Homefurnishing Retail - 0.2%
Wayfair LLC Class A (a)	76,879	5,313,108
Other Specialty Retail - 5.2%
Bath & Body Works, Inc.	1,027,200	37,872,864
Dick's Sporting Goods, Inc. (b)	596,600	69,408,444
Ulta Beauty, Inc. (a)	97,700	40,548,431
		147,829,739
TOTAL SPECIALTY RETAIL		999,849,516
Textiles, Apparel & Luxury Goods - 5.6%
Apparel, Accessories & Luxury Goods - 2.6%
Canada Goose Holdings, Inc. (a)(b)	292,800	4,611,297
lululemon athletica, Inc. (a)	80,957	30,865,666
Tapestry, Inc.	1,150,600	38,337,992
		73,814,955
Footwear - 3.0%
Deckers Outdoor Corp. (a)	78,300	41,427,747
NIKE, Inc. Class B	428,700	43,603,077
On Holding AG (a)	1,000	28,830
		85,059,654
TOTAL TEXTILES, APPAREL & LUXURY GOODS		158,874,609
TOTAL COMMON STOCKS (Cost $1,602,333,263)		2,817,383,572

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	27,493,558	27,499,057
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	88,234,823	88,243,646
TOTAL MONEY MARKET FUNDS (Cost $115,742,703)		115,742,703

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $1,718,075,966)	2,933,126,275
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(69,939,459)
NET ASSETS - 100.0%	2,863,186,816

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	87,162,494	380,281,548	439,944,985	861,981	-	-	27,499,057	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	112,262,759	561,087,520	585,106,633	43,746	-	-	88,243,646	0.3%
Total	199,425,253	941,369,068	1,025,051,618	905,727	-	-	115,742,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,817,383,572	2,817,383,572	-	-

Money Market Funds	115,742,703	115,742,703	-	-
Total Investments in Securities:	2,933,126,275	2,933,126,275	-	-
Retailing Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $86,893,780) - See accompanying schedule:
Unaffiliated issuers (cost $1,602,333,263)	$2,817,383,572
Fidelity Central Funds (cost $115,742,703)	115,742,703

Total Investment in Securities (cost $1,718,075,966)		$2,933,126,275
Receivable for investments sold		24,216,732
Receivable for fund shares sold		285,318
Dividends receivable		2,875,687
Distributions receivable from Fidelity Central Funds		74,095
Prepaid expenses		9,103
Other receivables		12,663
Total assets		2,960,599,873
Liabilities
Payable for investments purchased	$5,499,931
Payable for fund shares redeemed	1,959,154
Accrued management fee	1,240,903
Other affiliated payables	448,003
Other payables and accrued expenses	25,754
Collateral on securities loaned	88,239,312
Total Liabilities		97,413,057
Net Assets		$2,863,186,816
Net Assets consist of:
Paid in capital		$1,425,400,975
Total accumulated earnings (loss)		1,437,785,841
Net Assets		$2,863,186,816
Net Asset Value, offering price and redemption price per share ($2,863,186,816 ÷ 153,560,501 shares)		$18.65

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$15,722,688
Income from Fidelity Central Funds (including $43,746 from security lending)		905,727
Total Income		16,628,415
Expenses
Management fee	$7,276,825
Transfer agent fees	2,317,970
Accounting fees	361,804
Custodian fees and expenses	10,726
Independent trustees' fees and expenses	10,620
Registration fees	21,587
Audit	19,419
Legal	1,281
Interest	5,322
Miscellaneous	9,375
Total expenses before reductions	10,034,929
Expense reductions	(85,686)
Total expenses after reductions		9,949,243
Net Investment income (loss)		6,679,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	223,900,840
Foreign currency transactions	8,193
Total net realized gain (loss)		223,909,033
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	76,210,652
Assets and liabilities in foreign currencies	640
Total change in net unrealized appreciation (depreciation)		76,211,292
Net gain (loss)		300,120,325
Net increase (decrease) in net assets resulting from operations		$306,799,497
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,679,172	$9,189,128
Net realized gain (loss)	223,909,033	3,494,060
Change in net unrealized appreciation (depreciation)	76,211,292	(523,717,785)
Net increase (decrease) in net assets resulting from operations	306,799,497	(511,034,597)
Distributions to shareholders	(8,618,930)	(83,419,587)

Share transactions
Proceeds from sales of shares	59,266,136	155,857,098
Reinvestment of distributions	8,031,418	78,542,305
Cost of shares redeemed	(276,381,691)	(570,045,662)

Net increase (decrease) in net assets resulting from share transactions	(209,084,137)	(335,646,259)
Total increase (decrease) in net assets	89,096,430	(930,100,443)

Net Assets
Beginning of period	2,774,090,386	3,704,190,829
End of period	$2,863,186,816	$2,774,090,386

Other Information
Shares
Sold	3,347,457	9,021,587
Issued in reinvestment of distributions	476,077	4,134,935
Redeemed	(15,864,492)	(33,503,885)
Net increase (decrease)	(12,040,958)	(20,347,363)

Financial Highlights
Retailing Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$16.75	$19.92	$23.50	$15.71	$15.01	$14.35
Income from Investment Operations
Net investment income (loss) C,D	.04	.05	(.02)	(.01)	.04	.03
Net realized and unrealized gain (loss)	1.91	(2.76)	.11	9.35	1.02	.93
Total from investment operations	1.95	(2.71)	.09	9.34	1.06	.96
Distributions from net investment income	-	(.06)	-	-	(.05)	(.02)
Distributions from net realized gain	(.05)	(.41)	(3.67)	(1.55)	(.31)	(.27)
Total distributions	(.05)	(.46) E	(3.67)	(1.55)	(.36)	(.30) E
Net asset value, end of period	$18.65	$16.75	$19.92	$23.50	$15.71	$15.01
Total Return F,G	11.69%	(13.86)%	(1.23)%	59.90%	7.02%	6.83%
Ratios to Average Net Assets D,H,I
Expenses before reductions	.72% J	.72%	.70%	.73%	.74%	.76%
Expenses net of fee waivers, if any	.72% J	.72%	.70%	.73%	.74%	.75%
Expenses net of all reductions	.72% J	.72%	.70%	.73%	.74%	.75%
Net investment income (loss)	.48% J	.31%	(.07)%	(.07)%	.26%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$2,863,187	$2,774,090	$3,704,191	$4,055,939	$2,698,998	$3,035,591
Portfolio turnover rate K	64% J	32%	33%	46%	17%	34%

AFor the year ended February 29.

BPer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers a single class of shares, with the exception of Communication Services Portfolio. Communication Services Portfolio offers Class A, Class M, Class C, Communication Services, Class I and Class Z shares. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class of Communication Services Portfolio has equal rights as to assets and voting privileges, and each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Share transactions on the Statement of Changes in Net Assets and Share Transactions note may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

For Communication Services Portfolio, investment income, realized and unrealized capital gains and losses, common expenses, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Automotive Portfolio	$110,187,083	$45,541,099	$ (4,533,829)	$41,007,270
Communication Services Portfolio	908,375,451	344,083,323	(77,099,731)	266,983,592
Construction and Housing Portfolio	427,320,474	245,727,707	(22,857,659)	222,870,048
Consumer Discretionary Portfolio	322,266,850	192,382,468	(8,649,780)	183,732,688
Leisure Portfolio	446,127,290	211,297,742	(17,169,190)	194,128,552
Retailing Portfolio	1,719,399,596	1,292,118,410	(78,391,731)	1,213,726,679

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Automotive Portfolio	$ (9,853,453)	$ (4,012,545)	$ (13,865,998)
Communication Services Portfolio	(17,461,483)	(-)	(17,461,483)
Construction and Housing Portfolio	(14,661,781)	(-)	(14,661,781)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2023 to February 28, 2023. Loss deferrals were as follows:

Ordinary losses
Communication Services Portfolio	$(631,297)
Consumer Discretionary Portfolio	(91,321)
Retailing Portfolio	(184,284)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	49,199,028	30,653,803
Communication Services Portfolio	357,277,111	199,264,065
Construction and Housing Portfolio	127,408,378	55,036,487
Consumer Discretionary Portfolio	85,789,054	83,795,574
Leisure Portfolio	104,890,572	85,109,350
Retailing Portfolio	874,362,771	1,028,076,388
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.22%	.52%
Communication Services Portfolio	.30%	.22%	.52%
Construction and Housing Portfolio	.30%	.22%	.52%
Consumer Discretionary Portfolio	.30%	.22%	.52%
Leisure Portfolio	.30%	.22%	.52%
Retailing Portfolio	.30%	.22%	.52%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, Communication Services Portfolio has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Communication Services Portfolio
Class A	- %	.25%	$40,070	$-
Class M	.25%	.25%	13,206	-
Class C	.75%	.25%	43,952	9,998
			$97,228	$9,998

Sales Load. For Communication Services Portfolio, FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Communication Services Portfolio
Class A	$ 18,332
Class M	1,689
Class CA	40
$20,061
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class (Communication Services Portfolio) or Fund (all other Funds). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective class or Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were as follows:

	Amount	% of Average Net AssetsA
Automotive Portfolio	$147,385.26
Communication Services Portfolio
Class A	37,491.23
Class M	6,000.23
Class C	8,527.19
Communication Services	865,069.20
Class I	16,482.17
Class Z	1,150.04
	934,719
Construction and Housing Portfolio	517,909.19
Consumer Discretionary Portfolio	376,423.17
Leisure Portfolio	493,793.16
Retailing Portfolio	2,317,970.17
A Annualized.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Automotive Portfolio	.04
Communication Services Portfolio	.03
Construction and Housing Portfolio	.03
Consumer Discretionary Portfolio	.04
Leisure Portfolio	.03
Retailing Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$1,235
Communication Services Portfolio	4,896
Construction and Housing Portfolio	801
Consumer Discretionary Portfolio	1,189
Leisure Portfolio	1,379
Retailing Portfolio	10,218

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Retailing Portfolio	Borrower	$ 6,231,333	5.12%	$ 5,322

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Automotive Portfolio	2,511,604	2,541,800	562
Communication Services Portfolio	20,065,826	3,117,006	513,790
Construction and Housing Portfolio	4,878,610	848,471	242,731
Consumer Discretionary Portfolio	6,197,468	2,842,682	473,365
Leisure Portfolio	5,088,514	1,610,203	54,569
Retailing Portfolio	36,423,253	39,199,364	(2,536,571)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Automotive Portfolio	$99
Communication Services Portfolio	780
Construction and Housing Portfolio	478
Consumer Discretionary Portfolio	403
Leisure Portfolio	556
Retailing Portfolio	2,669
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Automotive Portfolio	$11,579	$ 7,836	$-
Communication Services Portfolio	$ 1,515	$ -	$-
Construction and Housing Portfolio	$ 930	$ -	$-
Consumer Discretionary Portfolio	$ 4,286	$ 149	$-
Leisure Portfolio	$ 32,046	$ 24,382	$-
Retailing Portfolio	$ 4,666	$ 20	$-
8. Expense Reductions.
Through arrangements with each custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Communication Services Portfolio	304	-
Class A	-	32
Class M	-	31

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Automotive Portfolio	$ 3,341
Construction and Housing Portfolio	15,886
Consumer Discretionary Portfolio	13,524
Leisure Portfolio	18,472
Retailing Portfolio	85,686

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Communication Services Portfolio	27,484
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2023	Year ended February 28, 2023	Six months ended August 31, 2023	Year ended February 28, 2023
Communication Services Portfolio
Class A
Shares sold	159,705	106,946	$11,593,555	$6,909,623
Reinvestment of distributions	-	-	-	-
Shares redeemed	(44,597)	(146,490)	(3,213,342)	(9,350,947)
Net increase (decrease)	115,108	(39,544)	$8,380,213	$(2,441,324)
Class M
Shares sold	39,924	11,811	$2,876,442	$749,050
Shares redeemed	(5,827)	(29,773)	(417,692)	(1,798,790)
Net increase (decrease)	34,097	(17,962)	$2,458,750	$(1,049,740)
Class C
Shares sold	28,506	44,574	$2,037,333	$2,778,261
Shares redeemed	(16,765)	(37,470)	(1,148,882)	(2,303,544)
Net increase (decrease)	11,741	7,104	$888,451	$474,717
Communication Services
Shares sold	3,049,472	2,037,740	$226,403,064	$131,199,352
Shares redeemed	(1,414,100)	(2,871,553)	(103,073,738)	(185,590,458)
Net increase (decrease)	1,635,372	(833,813)	$123,329,326	$(54,391,106)
Class I
Shares sold	173,391	74,777	$12,567,592	$4,946,728
Shares redeemed	(38,651)	(291,105)	(2,837,194)	(19,399,461)
Net increase (decrease)	134,740	(216,328)	$9,730,398	$(14,452,733)
Class Z
Shares sold	237,571	19,696	$19,063,423	$1,307,319
Shares redeemed	(9,882)	(49,019)	(703,864)	(3,238,948)
Net increase (decrease)	227,689	(29,323)	$18,359,559	$(1,931,629)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Automotive Portfolio	.89%
Actual		$ 1,000	$ 1,144.30	$ 4.80
Hypothetical-B		$ 1,000	$ 1,020.66	$ 4.52
Communication Services Portfolio
Class A	1.05%
Actual		$ 1,000	$ 1,273.50	$ 6.00
Hypothetical-B		$ 1,000	$ 1,019.86	$ 5.33
Class M	1.30%
Actual		$ 1,000	$ 1,271.90	$ 7.42
Hypothetical-B		$ 1,000	$ 1,018.60	$ 6.60
Class C	1.76%
Actual		$ 1,000	$ 1,268.90	$ 10.04
Hypothetical-B		$ 1,000	$ 1,016.29	$ 8.92
Communication Services Portfolio	.77%
Actual		$ 1,000	$ 1,275.40	$ 4.40
Hypothetical-B		$ 1,000	$ 1,021.27	$ 3.91
Class I	.74%
Actual		$ 1,000	$ 1,275.40	$ 4.23
Hypothetical-B		$ 1,000	$ 1,021.42	$ 3.76
Class Z	.61%
Actual		$ 1,000	$ 1,276.40	$ 3.49
Hypothetical-B		$ 1,000	$ 1,022.07	$ 3.10

Construction and Housing Portfolio	.77%
Actual		$ 1,000	$ 1,135.10	$ 4.13
Hypothetical-B		$ 1,000	$ 1,021.27	$ 3.91

Consumer Discretionary Portfolio	.75%
Actual		$ 1,000	$ 1,166.70	$ 4.08
Hypothetical-B		$ 1,000	$ 1,021.37	$ 3.81

Leisure Portfolio	.73%
Actual		$ 1,000	$ 1,085.30	$ 3.83
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71

Retailing Portfolio	.72%
Actual		$ 1,000	$ 1,116.90	$ 3.83
Hypothetical-B		$ 1,000	$ 1,021.52	$ 3.66

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue each fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and total expense ratio of the fund or, for Communications Services Portfolio, a representative class (the retail class, which was selected because it is the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. For each of Consumer Discretionary Portfolio and Retailing Portfolio, the fund underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2023, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expenses, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees (for Communication Services Portfolio), and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund or the retail class of Communications Equipment Portfolio, as applicable, relative to funds and classes in the mapped group that have a similar sales load structure of the applicable fund or class (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund or the retail class of Communications Equipment Portfolio, as applicable, relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the applicable fund or class (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund (or the retail class for Communication Services Portfolio) ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board considered that Fidelity has contractually agreed to reimburse the Automotive Portfolio to the extent that total operating expenses to the extent that total operating expenses, with certain exceptions, exceed 0.95% through June 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.813637.118
SELCON-SANN-1023
Fidelity® Select Portfolios®
Industrials Sector

Defense and Aerospace Portfolio
Industrials Portfolio
Transportation Portfolio

Semi-Annual Report
August 31, 2023

Contents

Defense and Aerospace Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Industrials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Transportation Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Defense and Aerospace Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

The Boeing Co.	19.4
Lockheed Martin Corp.	14.1
RTX Corp.	13.3
TransDigm Group, Inc.	5.0
Howmet Aerospace, Inc.	5.0
HEICO Corp. Class A	4.6
Northrop Grumman Corp.	4.4
Textron, Inc.	2.9
L3Harris Technologies, Inc.	2.8
BWX Technologies, Inc.	2.7
74.2

Industries (% of Fund's net assets)

Aerospace & Defense	93.1
Professional Services	4.3
Industrial Conglomerates	1.0
Metals & Mining	0.8

Defense and Aerospace Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
Aerospace & Defense - 93.1%
Aerospace & Defense - 93.1%
AerSale Corp. (a)	409,600	6,066,176
Airbus Group NV	181,600	26,569,364
Axon Enterprise, Inc. (a)	145,000	30,871,950
BWX Technologies, Inc.	538,400	39,712,384
Curtiss-Wright Corp.	102,500	21,318,975
Elbit Systems Ltd. (b)	81,600	16,097,232
General Dynamics Corp.	166,900	37,826,216
HEICO Corp. Class A	511,100	69,218,273
Howmet Aerospace, Inc.	1,499,800	74,195,106
Huntington Ingalls Industries, Inc.	161,200	35,515,584
Kratos Defense & Security Solutions, Inc. (a)	967,000	15,559,030
L3Harris Technologies, Inc.	231,600	41,245,644
Lockheed Martin Corp.	466,800	209,289,780
Mercury Systems, Inc. (a)	409,400	16,068,950
Northrop Grumman Corp.	152,500	66,046,225
RTX Corp.	2,303,400	198,184,536
Spirit AeroSystems Holdings, Inc. Class A (b)	1,178,400	25,123,488
Textron, Inc.	556,500	43,245,615
The Boeing Co. (a)	1,286,200	288,147,386
TransDigm Group, Inc.	82,600	74,658,010
Triumph Group, Inc. (a)	1,406,100	13,231,401
Woodward, Inc.	282,700	36,572,899
		1,384,764,224
Industrial Conglomerates - 1.0%
Industrial Conglomerates - 1.0%
General Electric Co.	131,100	15,005,706
Metals & Mining - 0.8%
Steel - 0.8%
ATI, Inc. (a)	271,700	12,316,161
Professional Services - 4.3%
Research & Consulting Services - 4.3%
Booz Allen Hamilton Holding Corp. Class A	191,400	21,687,534
CACI International, Inc. Class A (a)	76,000	24,928,760
Leidos Holdings, Inc.	174,700	17,034,997
		63,651,291
TOTAL COMMON STOCKS (Cost $1,024,883,336)		1,475,737,382

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	9,894,836	9,896,815
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	17,996,209	17,998,008
TOTAL MONEY MARKET FUNDS (Cost $27,894,823)		27,894,823

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $1,052,778,159)	1,503,632,205
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(15,732,760)
NET ASSETS - 100.0%	1,487,899,445

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	20,590,806	99,545,011	110,239,002	219,253	-	-	9,896,815	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	1,136,708	91,248,752	74,387,452	10,973	-	-	17,998,008	0.1%
Total	21,727,514	190,793,763	184,626,454	230,226	-	-	27,894,823

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,475,737,382	1,449,168,018	26,569,364	-

Money Market Funds	27,894,823	27,894,823	-	-
Total Investments in Securities:	1,503,632,205	1,477,062,841	26,569,364	-
Defense and Aerospace Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,186,776) - See accompanying schedule:
Unaffiliated issuers (cost $1,024,883,336)	$1,475,737,382
Fidelity Central Funds (cost $27,894,823)	27,894,823

Total Investment in Securities (cost $1,052,778,159)		$1,503,632,205
Foreign currency held at value (cost $21)		21
Receivable for investments sold		454,207
Receivable for fund shares sold		166,043
Dividends receivable		3,368,301
Distributions receivable from Fidelity Central Funds		28,471
Prepaid expenses		8,336
Other receivables		123,507
Total assets		1,507,781,091
Liabilities
Payable for fund shares redeemed	$825,957
Accrued management fee	653,149
Other affiliated payables	258,341
Other payables and accrued expenses	146,049
Collateral on securities loaned	17,998,150
Total Liabilities		19,881,646
Net Assets		$1,487,899,445
Net Assets consist of:
Paid in capital		$974,899,134
Total accumulated earnings (loss)		513,000,311
Net Assets		$1,487,899,445
Net Asset Value, offering price and redemption price per share ($1,487,899,445 ÷ 92,086,518 shares)		$16.16

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$9,063,750
Income from Fidelity Central Funds (including $10,973 from security lending)		230,226
Total Income		9,293,976
Expenses
Management fee	$4,015,597
Transfer agent fees	1,364,806
Accounting fees	212,418
Custodian fees and expenses	5,774
Independent trustees' fees and expenses	5,440
Registration fees	37,667
Audit	18,634
Legal	2,128
Miscellaneous	5,880
Total expenses before reductions	5,668,344
Expense reductions	(47,944)
Total expenses after reductions		5,620,400
Net Investment income (loss)		3,673,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	63,652,159
Foreign currency transactions	887
Total net realized gain (loss)		63,653,046
Change in net unrealized appreciation (depreciation) on investment securities		(31,906,967)
Net gain (loss)		31,746,079
Net increase (decrease) in net assets resulting from operations		$35,419,655
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,673,576	$8,425,259
Net realized gain (loss)	63,653,046	8,893,228
Change in net unrealized appreciation (depreciation)	(31,906,967)	(9,553,385)
Net increase (decrease) in net assets resulting from operations	35,419,655	7,765,102
Distributions to shareholders	(12,685,716)	(131,285,966)

Share transactions
Proceeds from sales of shares	79,982,237	374,622,368
Reinvestment of distributions	11,838,858	123,852,822
Cost of shares redeemed	(200,429,961)	(337,711,083)

Net increase (decrease) in net assets resulting from share transactions	(108,608,866)	160,764,107
Total increase (decrease) in net assets	(85,874,927)	37,243,243

Net Assets
Beginning of period	1,573,774,372	1,536,531,129
End of period	$1,487,899,445	$1,573,774,372

Other Information
Shares
Sold	5,001,724	23,993,181
Issued in reinvestment of distributions	744,582	8,055,567
Redeemed	(12,606,371)	(23,077,316)
Net increase (decrease)	(6,860,065)	8,971,432

Financial Highlights
Defense and Aerospace Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$15.91	$17.08	$16.28	$16.61	$17.27	$18.45
Income from Investment Operations
Net investment income (loss) C,D	.04	.09 E	.01	(.04)	.27 F	.11
Net realized and unrealized gain (loss)	.34	.12 G	2.12	.06	(.45)	.33
Total from investment operations	.38	.21	2.13	.02	(.18)	.44
Distributions from net investment income	(.02)	(.07)	-	(.05)	(.22)	(.10)
Distributions from net realized gain	(.11)	(1.31)	(1.33)	(.30)	(.26)	(1.52)
Total distributions	(.13)	(1.38)	(1.33)	(.35)	(.48)	(1.62)
Net asset value, end of period	$16.16	$15.91	$17.08	$16.28	$16.61	$17.27
Total Return H,I	2.40%	1.54%	14.06%	.69%	(1.32)%	3.57%
Ratios to Average Net Assets D,J,K
Expenses before reductions	.74% L	.75%	.74%	.77%	.75%	.75%
Expenses net of fee waivers, if any	.73% L	.74%	.74%	.77%	.74%	.75%
Expenses net of all reductions	.73% L	.74%	.74%	.76%	.74%	.75%
Net investment income (loss)	.48% L	.58% E	.06%	(.29)%	1.49% F	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,487,899	$1,573,774	$1,536,531	$1,638,194	$2,728,959	$2,795,259
Portfolio turnover rate M	13% L	15%	52%	30%	40%	44%

AFor the year ended February 29.

BPer share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.

FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.

GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

HTotal returns for periods of less than one year are not annualized.

ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Industrials Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Union Pacific Corp.	6.1
The Boeing Co.	5.8
General Electric Co.	5.8
FedEx Corp.	4.7
Ingersoll Rand, Inc.	4.7
Parker Hannifin Corp.	4.2
Fortive Corp.	3.9
TransDigm Group, Inc.	3.6
Regal Rexnord Corp.	3.4
Howmet Aerospace, Inc.	3.4
45.6

Industries (% of Fund's net assets)

Machinery	24.3
Ground Transportation	15.1
Aerospace & Defense	14.9
Building Products	11.0
Electrical Equipment	8.7
Industrial Conglomerates	5.8
Air Freight & Logistics	4.7
Construction & Engineering	4.1
Commercial Services & Supplies	3.8
Trading Companies & Distributors	2.6
Professional Services	2.4
Construction Materials	2.0

Industrials Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
Aerospace & Defense - 14.9%
Aerospace & Defense - 14.9%
Howmet Aerospace, Inc.	336,037	16,623,750
Lockheed Martin Corp.	22,523	10,098,187
The Boeing Co. (a)	128,648	28,821,011
TransDigm Group, Inc.	19,737	17,839,287
		73,382,235
Air Freight & Logistics - 4.7%
Air Freight & Logistics - 4.7%
FedEx Corp.	89,800	23,439,596
Building Products - 11.0%
Building Products - 11.0%
Carlisle Companies, Inc.	32,800	8,627,056
Johnson Controls International PLC	216,500	12,786,490
Owens Corning	6,300	906,633
Simpson Manufacturing Co. Ltd.	73,680	11,771,117
The AZEK Co., Inc. (a)	136,200	4,632,162
Trane Technologies PLC	75,035	15,401,684
		54,125,142
Commercial Services & Supplies - 3.8%
Environmental & Facilities Services - 3.8%
GFL Environmental, Inc.	259,283	8,400,769
Republic Services, Inc.	73,723	10,625,696
		19,026,465
Construction & Engineering - 4.1%
Construction & Engineering - 4.1%
AECOM	125,541	11,016,223
Willscot Mobile Mini Holdings (a)	220,600	9,049,012
		20,065,235
Construction Materials - 2.0%
Construction Materials - 2.0%
Eagle Materials, Inc.	51,974	9,839,718
Electrical Equipment - 8.7%
Electrical Components & Equipment - 8.7%
AMETEK, Inc.	56,720	9,047,407
Eaton Corp. PLC	68,000	15,665,160
Regal Rexnord Corp.	104,370	16,927,770
Vertiv Holdings Co.	27,300	1,075,347
		42,715,684
Ground Transportation - 15.1%
Cargo Ground Transportation - 6.2%
Knight-Swift Transportation Holdings, Inc. Class A	275,100	15,080,982
Saia, Inc. (a)	37,100	15,812,020
		30,893,002
Passenger Ground Transportation - 2.4%
Uber Technologies, Inc. (a)	249,900	11,802,777
Rail Transportation - 6.5%
CSX Corp.	72,969	2,203,664
Union Pacific Corp.	135,400	29,865,181
		32,068,845
TOTAL GROUND TRANSPORTATION		74,764,624
Industrial Conglomerates - 5.8%
Industrial Conglomerates - 5.8%
General Electric Co.	249,703	28,581,005
Machinery - 24.3%
Construction Machinery & Heavy Transportation Equipment - 2.0%
Caterpillar, Inc.	34,500	9,698,985
Industrial Machinery & Supplies & Components - 22.3%
Chart Industries, Inc. (a)(b)	77,900	14,067,182
Dover Corp.	111,181	16,488,142
Fortive Corp.	241,711	19,058,912
Ingersoll Rand, Inc.	336,164	23,400,376
ITT, Inc.	157,600	16,119,328
Parker Hannifin Corp.	50,300	20,970,070
		110,104,010
TOTAL MACHINERY		119,802,995
Professional Services - 2.4%
Research & Consulting Services - 2.4%
Leidos Holdings, Inc.	122,889	11,982,906
Trading Companies & Distributors - 2.6%
Trading Companies & Distributors - 2.6%
W.W. Grainger, Inc. (b)	17,709	12,646,705
TOTAL COMMON STOCKS (Cost $432,806,943)		490,372,310

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	2,424,734	2,425,219
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	1,467,113	1,467,260
TOTAL MONEY MARKET FUNDS (Cost $3,892,479)		3,892,479

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $436,699,422)	494,264,789
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,008,887)
NET ASSETS - 100.0%	493,255,902

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	-	97,974,838	95,549,619	94,372	-	-	2,425,219	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	4,537,200	28,558,598	31,628,538	1,537	-	-	1,467,260	0.0%
Total	4,537,200	126,533,436	127,178,157	95,909	-	-	3,892,479

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	490,372,310	490,372,310	-	-

Money Market Funds	3,892,479	3,892,479	-	-
Total Investments in Securities:	494,264,789	494,264,789	-	-
Industrials Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,435,746) - See accompanying schedule:
Unaffiliated issuers (cost $432,806,943)	$490,372,310
Fidelity Central Funds (cost $3,892,479)	3,892,479

Total Investment in Securities (cost $436,699,422)		$494,264,789
Receivable for fund shares sold		299,810
Dividends receivable		568,365
Distributions receivable from Fidelity Central Funds		12,570
Prepaid expenses		2,774
Deferred trustee fee receivable		117,027
Other receivables		2,696
Total assets		495,268,031
Liabilities
Payable for fund shares redeemed	$118,347
Accrued management fee	212,090
Other affiliated payables	75,453
Deferred trustee fee payable	117,027
Other payables and accrued expenses	21,952
Collateral on securities loaned	1,467,260
Total Liabilities		2,012,129
Net Assets		$493,255,902
Net Assets consist of:
Paid in capital		$390,796,832
Total accumulated earnings (loss)		102,459,070
Net Assets		$493,255,902
Net Asset Value, offering price and redemption price per share ($493,255,902 ÷ 14,799,394 shares)		$33.33

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$1,746,727
Income from Fidelity Central Funds (including $1,537 from security lending)		95,909
Total Income		1,842,636
Expenses
Management fee	$1,188,735
Transfer agent fees	357,185
Accounting fees	80,313
Custodian fees and expenses	7,629
Independent trustees' fees and expenses	1,496
Registration fees	18,198
Audit	18,215
Legal	2,062
Interest	2,105
Miscellaneous	1,477
Total expenses before reductions	1,677,415
Expense reductions	(17,463)
Total expenses after reductions		1,659,952
Net Investment income (loss)		182,684
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	29,114,166
Redemptions in-kind	16,577,795
Total net realized gain (loss)		45,691,961
Change in net unrealized appreciation (depreciation) on investment securities		(2,786,788)
Net gain (loss)		42,905,173
Net increase (decrease) in net assets resulting from operations		$43,087,857
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$182,684	$507,971
Net realized gain (loss)	45,691,961	4,346,664
Change in net unrealized appreciation (depreciation)	(2,786,788)	7,991,988
Net increase (decrease) in net assets resulting from operations	43,087,857	12,846,623
Distributions to shareholders	(3,747,257)	(13,235,663)

Share transactions
Proceeds from sales of shares	72,585,546	164,045,053
Reinvestment of distributions	3,530,851	12,491,921
Cost of shares redeemed	(75,726,588)	(82,387,426)

Net increase (decrease) in net assets resulting from share transactions	389,809	94,149,548
Total increase (decrease) in net assets	39,730,409	93,760,508

Net Assets
Beginning of period	453,525,493	359,764,985
End of period	$493,255,902	$453,525,493

Other Information
Shares
Sold	2,263,128	5,797,934
Issued in reinvestment of distributions	120,384	419,387
Redeemed	(2,409,834)	(2,846,988)
Net increase (decrease)	(26,322)	3,370,333

Financial Highlights
Industrials Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.59	$31.41	$37.17	$31.90	$33.84	$36.96
Income from Investment Operations
Net investment income (loss) B,C	.01	.04 D	(.04)	(.02)	.28 E	.32
Net realized and unrealized gain (loss)	2.99	.30	3.70	6.38	(.76)	(.70)
Total from investment operations	3.00	.34	3.66	6.36	(.48)	(.38)
Distributions from net investment income	- F	(.04)	-	(.07) G	(.24)	(.25)
Distributions from net realized gain	(.25)	(1.13)	(9.42)	(1.02) G	(1.23)	(2.49)
Total distributions	(.26) H	(1.16) H	(9.42)	(1.09)	(1.46) H	(2.74)
Net asset value, end of period	$33.33	$30.59	$31.41	$37.17	$31.90	$33.84
Total Return I,J	9.90%	1.19%	9.33%	21.41%	(1.82)%	(.45)%
Ratios to Average Net Assets C,K,L
Expenses before reductions	.74% M	.76%	.74%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.73% M	.76%	.74%	.76%	.76%	.76%
Expenses net of all reductions	.73% M	.76%	.74%	.74%	.75%	.75%
Net investment income (loss)	.08% M	.14% D	(.10)%	(.05)%	.81% E	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$493,256	$453,525	$359,765	$564,209	$529,023	$632,470
Portfolio turnover rate N	198% M,O	125%	151%	272%	143% O	88% O

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

FAmount represents less than $.005 per share.

GThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

HTotal distributions per share do not sum due to rounding.

ITotal returns for periods of less than one year are not annualized.

JTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

MAnnualized.

NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

OPortfolio turnover rate excludes securities received or delivered in-kind.

Transportation Portfolio
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Union Pacific Corp.	15.1
United Parcel Service, Inc. Class B	13.1
Uber Technologies, Inc.	7.7
Air Transport Services Group, Inc.	5.5
FedEx Corp.	5.2
Kirby Corp.	5.0
CSX Corp.	4.8
Scorpio Tankers, Inc.	4.1
Delta Air Lines, Inc.	4.0
Copa Holdings SA Class A	3.5
68.0

Industries (% of Fund's net assets)

Ground Transportation	38.2
Air Freight & Logistics	28.2
Passenger Airlines	15.1
Oil, Gas & Consumable Fuels	9.6
Marine Transportation	6.0
Energy Equipment & Services	1.7

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Transportation Portfolio
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
Air Freight & Logistics - 28.2%
Air Freight & Logistics - 28.2%
Air Transport Services Group, Inc. (a)	1,512,813	32,616,248
C.H. Robinson Worldwide, Inc.	91,851	8,306,086
Expeditors International of Washington, Inc.	91,461	10,674,413
FedEx Corp.	117,799	30,747,895
Forward Air Corp.	33,884	2,399,665
GXO Logistics, Inc. (a)	40,013	2,559,632
Hub Group, Inc. Class A (a)	21,349	1,666,076
United Parcel Service, Inc. Class B	456,347	77,305,182
		166,275,197
Energy Equipment & Services - 1.7%
Oil & Gas Drilling - 1.7%
Noble Corp. PLC	168,866	8,905,993
Valaris Ltd. (a)	15,000	1,129,800
		10,035,793
Ground Transportation - 38.2%
Cargo Ground Transportation - 6.6%
ArcBest Corp.	37,000	3,906,830
Knight-Swift Transportation Holdings, Inc. Class A	97,935	5,368,797
Ryder System, Inc.	69,122	6,960,585
Saia, Inc. (a)	33,487	14,272,159
TFI International, Inc. (Canada)	27,700	3,774,515
U-Haul Holding Co. (non-vtg.)	91,208	4,855,914
		39,138,800
Passenger Ground Transportation - 8.5%
Hertz Global Holdings, Inc. (a)(b)	81,700	1,384,815
Lyft, Inc. (a)	272,000	3,204,160
Uber Technologies, Inc. (a)	962,932	45,479,278
		50,068,253
Rail Transportation - 23.1%
CSX Corp.	947,697	28,620,449
Norfolk Southern Corp. (b)	91,853	18,830,784
Union Pacific Corp.	402,704	88,824,420
		136,275,653
TOTAL GROUND TRANSPORTATION		225,482,706
Marine Transportation - 6.0%
Marine Transportation - 6.0%
Eagle Bulk Shipping, Inc. (b)	46,250	2,023,900
Kirby Corp. (a)	357,988	29,652,146
Matson, Inc.	37,795	3,321,425
		34,997,471
Oil, Gas & Consumable Fuels - 9.6%
Oil & Gas Storage & Transportation - 9.6%
Ardmore Shipping Corp.	128,805	1,602,334
Cool Co. Ltd.	233,874	3,286,471
DHT Holdings, Inc.	393,892	3,643,501
Frontline PLC (NY Shares)	281,422	4,958,656
Hafnia Ltd.	1,874,347	10,992,178
International Seaways, Inc.	184,458	7,926,160
Scorpio Tankers, Inc.	482,596	24,375,924
		56,785,224
Passenger Airlines - 14.9%
Passenger Airlines - 14.9%
Alaska Air Group, Inc. (a)	405,242	17,008,007
Allegiant Travel Co.	16,200	1,439,208
Copa Holdings SA Class A	202,131	20,556,723
Delta Air Lines, Inc.	550,116	23,588,974
Frontier Group Holdings, Inc. (a)(b)	302,311	1,898,513
Joby Aviation, Inc. (a)(b)	118,114	879,949
Ryanair Holdings PLC sponsored ADR (a)	15,000	1,488,750
SkyWest, Inc. (a)	140,980	6,358,198
Southwest Airlines Co.	149,035	4,709,506
Spirit Airlines, Inc.	72,200	1,191,300
Sun Country Airlines Holdings, Inc. (a)	446,156	6,643,263
United Airlines Holdings, Inc. (a)	39,599	1,972,426
		87,734,817
TOTAL COMMON STOCKS (Cost $388,006,526)		581,311,208

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Passenger Airlines - 0.2%
Passenger Airlines - 0.2%
Azul SA (a) (Cost $1,177,391)	485,200	1,419,727

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	6,142,408	6,143,636
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	6,753,527	6,754,201
TOTAL MONEY MARKET FUNDS (Cost $12,897,837)		12,897,837

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $402,081,754)	595,628,772
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(5,848,607)
NET ASSETS - 100.0%	589,780,165

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	7,755,607	43,617,677	45,229,648	205,307	-	-	6,143,636	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	21,906,175	95,489,950	110,641,924	10,093	-	-	6,754,201	0.0%
Total	29,661,782	139,107,627	155,871,572	215,400	-	-	12,897,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	581,311,208	581,311,208	-	-

Nonconvertible Preferred Stocks	1,419,727	1,419,727	-	-

Money Market Funds	12,897,837	12,897,837	-	-
Total Investments in Securities:	595,628,772	595,628,772	-	-
Transportation Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,478,484) - See accompanying schedule:
Unaffiliated issuers (cost $389,183,917)	$582,730,935
Fidelity Central Funds (cost $12,897,837)	12,897,837

Total Investment in Securities (cost $402,081,754)		$595,628,772
Foreign currency held at value (cost $31)		30
Receivable for investments sold		3,696,126
Receivable for fund shares sold		113,392
Dividends receivable		1,436,671
Distributions receivable from Fidelity Central Funds		33,700
Prepaid expenses		1,942
Other receivables		3,349
Total assets		600,913,982
Liabilities
Payable for investments purchased	$3,600,117
Payable for fund shares redeemed	386,643
Accrued management fee	261,465
Other affiliated payables	109,144
Other payables and accrued expenses	22,245
Collateral on securities loaned	6,754,203
Total Liabilities		11,133,817
Net Assets		$589,780,165
Net Assets consist of:
Paid in capital		$393,756,355
Total accumulated earnings (loss)		196,023,810
Net Assets		$589,780,165
Net Asset Value, offering price and redemption price per share ($589,780,165 ÷ 5,814,351 shares)		$101.44

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$8,328,132
Interest		2
Income from Fidelity Central Funds (including $10,093 from security lending)		215,400
Total Income		8,543,534
Expenses
Management fee	$1,514,960
Transfer agent fees	545,232
Accounting fees	97,891
Custodian fees and expenses	4,270
Independent trustees' fees and expenses	2,138
Registration fees	23,248
Audit	18,337
Legal	3,945
Miscellaneous	2,025
Total expenses before reductions	2,212,046
Expense reductions	(18,484)
Total expenses after reductions		2,193,562
Net Investment income (loss)		6,349,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(134,256)
Foreign currency transactions	32,725
Total net realized gain (loss)		(101,531)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	22,098,411
Assets and liabilities in foreign currencies	915
Total change in net unrealized appreciation (depreciation)		22,099,326
Net gain (loss)		21,997,795
Net increase (decrease) in net assets resulting from operations		$28,347,767
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,349,972	$7,761,668
Net realized gain (loss)	(101,531)	28,240,342
Change in net unrealized appreciation (depreciation)	22,099,326	(46,772,250)
Net increase (decrease) in net assets resulting from operations	28,347,767	(10,770,240)
Distributions to shareholders	(2,697,420)	(48,641,050)

Share transactions
Proceeds from sales of shares	34,341,586	81,246,776
Reinvestment of distributions	2,546,049	46,145,200
Cost of shares redeemed	(59,864,839)	(160,176,373)

Net increase (decrease) in net assets resulting from share transactions	(22,977,204)	(32,784,397)
Total increase (decrease) in net assets	2,673,143	(92,195,687)

Net Assets
Beginning of period	587,107,022	679,302,709
End of period	$589,780,165	$587,107,022

Other Information
Shares
Sold	352,969	813,431
Issued in reinvestment of distributions	26,957	489,169
Redeemed	(618,168)	(1,669,220)
Net increase (decrease)	(238,242)	(366,620)

Financial Highlights
Transportation Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$97.00	$105.82	$98.97	$82.12	$95.41	$99.07
Income from Investment Operations
Net investment income (loss) B,C	1.07	1.24	.64	1.06 D	.93	.85
Net realized and unrealized gain (loss)	3.82	(2.12)	19.26	23.43	(10.43)	5.05
Total from investment operations	4.89	(.88)	19.90	24.49	(9.50)	5.90
Distributions from net investment income	(.15)	(1.16)	(1.03)	(.76)	(1.10)	(.78)
Distributions from net realized gain	(.30)	(6.78)	(12.03)	(6.88)	(2.70)	(8.78)
Total distributions	(.45)	(7.94)	(13.05) E	(7.64)	(3.79) E	(9.56)
Net asset value, end of period	$101.44	$97.00	$105.82	$98.97	$82.12	$95.41
Total Return F,G	5.07%	(.46)%	20.35%	34.62%	(10.49)%	6.85%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.77% J	.76%	.77%	.80%	.79%	.79%
Expenses net of fee waivers, if any	.76% J	.76%	.77%	.80%	.79%	.79%
Expenses net of all reductions	.76% J	.76%	.77%	.80%	.79%	.78%
Net investment income (loss)	2.20% J	1.28%	.60%	1.29% D	1.00%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$589,780	$587,107	$679,303	$335,780	$310,441	$451,192
Portfolio turnover rate K	39% J	23%	66% L	52%	78%	58%

AFor the year ended February 29.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LThe portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Defense and Aerospace Portfolio, Industrials Portfolio and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund+	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities. For Defense and Aerospace Portfolio, amounts are included in other receivables and other payables and accrued expenses.

Defense and Aerospace Portfolio	$122,635
Industrials Portfolio	117,027

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Defense and Aerospace Portfolio	$1,053,999,201	$485,642,694	$(36,009,690)	$449,633,004
Industrials Portfolio	437,736,250	65,818,400	(9,289,861)	56,528,539
Transportation Portfolio	403,139,668	216,565,408	(24,076,304)	192,489,104

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Defense and Aerospace Portfolio	95,963,781	202,878,820
Industrials Portfolio	465,680,216	450,152,236
Transportation Portfolio	112,476,744	128,453,589

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Industrials Portfolio	707,692	16,577,795	23,283,076

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Defense and Aerospace Portfolio	.30%	.22%	.52%
Industrials Portfolio	.30%	.22%	.52%
Transportation Portfolio	.30%	.22%	.52%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Defense and Aerospace Portfolio	.18%
Industrials Portfolio	.16%
Transportation Portfolio	.19%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Defense and Aerospace Portfolio	.03
Industrials Portfolio	.04
Transportation Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Defense and Aerospace Portfolio	$ 3,032
Industrials Portfolio	9,445
Transportation Portfolio	2,854

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Industrials Portfolio	Borrower	$ 3,595,750	5.27%	$ 2,105

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Defense and Aerospace Portfolio	-	1,966,487	2,085
Industrials Portfolio	18,428,310	35,456,052	4,741,735
Transportation Portfolio	3,888,649	-	-

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Defense and Aerospace Portfolio	$1,488
Industrials Portfolio	426
Transportation Portfolio	552

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Defense and Aerospace Portfolio	$1,165	$ -	$-
Industrials Portfolio	$160	$ -	$-
Transportation Portfolio	$1,052	$ -	$-

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Industrials Portfolio	3,606
Transportation Portfolio	565

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Defense and Aerospace Portfolio	$ 47,944
Industrials Portfolio	13,857
Transportation Portfolio	17,919

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Defense and Aerospace Portfolio	.73%
Actual		$ 1,000	$ 1,024.00	$ 3.71
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71

Industrials Portfolio	.73%
Actual		$ 1,000	$ 1,099.00	$ 3.85
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71

Transportation Portfolio	.76%
Actual		$ 1,000	$ 1,050.70	$ 3.92
Hypothetical-B		$ 1,000	$ 1,021.32	$ 3.86

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Defense and Aerospace Portfolio
Industrials Portfolio
Transportation Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue each fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. For each of Defense & Aerospace Portfolio and Industrials Portfolio, the fund underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2023, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expenses, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.813660.118
SELCI-SANN-1023
Fidelity® Select Portfolios®
Utilities Sector

Utilities Portfolio

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

NextEra Energy, Inc.	13.3
Southern Co.	12.7
Sempra	7.6
Constellation Energy Corp.	7.5
PG&E Corp.	6.9
Edison International	4.7
Vistra Corp.	4.1
American Water Works Co., Inc.	4.1
Public Service Enterprise Group, Inc.	3.9
NiSource, Inc.	3.3
68.1

Industries (% of Fund's net assets)

Electric Utilities	64.1
Multi-Utilities	20.1
Independent Power and Renewable Electricity Producers	8.7
Water Utilities	4.1
Oil, Gas & Consumable Fuels	1.3

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
Electric Utilities - 64.1%
Electric Utilities - 64.1%
Constellation Energy Corp.	915,276	95,335,148
Duke Energy Corp.	387,647	34,423,054
Edison International	866,923	59,687,649
Entergy Corp.	234,000	22,288,500
Eversource Energy	404,500	25,815,190
Exelon Corp.	822,989	33,018,319
FirstEnergy Corp.	1,058,745	38,188,932
NextEra Energy, Inc.	2,522,706	168,516,759
NRG Energy, Inc.	868,767	32,622,201
PG&E Corp. (a)	5,329,992	86,878,870
Pinnacle West Capital Corp.	354,140	27,364,398
PPL Corp.	1,057,983	26,364,936
Southern Co.	2,372,394	160,682,246
		811,186,202
Independent Power and Renewable Electricity Producers - 8.7%
Independent Power Producers & Energy Traders - 7.0%
Energy Harbor Corp. (a)	231,300	18,272,700
The AES Corp.	1,074,500	19,265,785
Vistra Corp.	1,652,184	51,911,621
		89,450,106
Renewable Electricity - 1.7%
Clearway Energy, Inc.:
Class A	166,124	3,893,947
Class C	24,900	616,773
NextEra Energy Partners LP	338,012	16,860,039
		21,370,759
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		110,820,865
Multi-Utilities - 20.1%
Multi-Utilities - 20.1%
Dominion Energy, Inc.	570,160	27,675,566
DTE Energy Co.	385,114	39,813,085
NiSource, Inc.	1,568,319	41,968,216
Public Service Enterprise Group, Inc.	810,303	49,493,307
Sempra	1,361,616	95,612,676
		254,562,850
Oil, Gas & Consumable Fuels - 1.3%
Oil & Gas Storage & Transportation - 1.3%
Cheniere Energy, Inc.	98,700	16,107,840
Water Utilities - 4.1%
Water Utilities - 4.1%
American Water Works Co., Inc.	372,400	51,666,776
TOTAL COMMON STOCKS (Cost $1,054,550,805)		1,244,344,533

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (b) (Cost $1,858,059)	1,857,687	1,858,059

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $1,056,408,864)	1,246,202,592
NET OTHER ASSETS (LIABILITIES) - 1.6%	20,080,724
NET ASSETS - 100.0%	1,266,283,316

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	13,606,856	398,367,915	410,116,712	435,790	-	-	1,858,059	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	9,119,850	77,976,837	87,096,687	5,777	-	-	-	0.0%
Total	22,726,706	476,344,752	497,213,399	441,567	-	-	1,858,059

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,244,344,533	1,244,344,533	-	-

Money Market Funds	1,858,059	1,858,059	-	-
Total Investments in Securities:	1,246,202,592	1,246,202,592	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,054,550,805)	$1,244,344,533
Fidelity Central Funds (cost $1,858,059)	1,858,059

Total Investment in Securities (cost $1,056,408,864)		$1,246,202,592
Foreign currency held at value (cost $354)		358
Receivable for investments sold		17,586,906
Receivable for fund shares sold		463,616
Dividends receivable		5,570,782
Distributions receivable from Fidelity Central Funds		29,617
Prepaid expenses		3,747
Other receivables		29,734
Total assets		1,269,887,352
Liabilities
Payable for fund shares redeemed	$2,762,300
Accrued management fee	583,373
Transfer agent fee payable	204,481
Other affiliated payables	31,515
Other payables and accrued expenses	22,367
Total Liabilities		3,604,036
Net Assets		$1,266,283,316
Net Assets consist of:
Paid in capital		$1,092,181,051
Total accumulated earnings (loss)		174,102,265
Net Assets		$1,266,283,316
Net Asset Value, offering price and redemption price per share ($1,266,283,316 ÷ 12,958,497 shares)		$97.72

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$20,864,242
Income from Fidelity Central Funds (including $5,777 from security lending)		441,567
Total Income		21,305,809
Expenses
Management fee	$3,626,292
Transfer agent fees	1,213,444
Accounting fees	194,591
Custodian fees and expenses	7,138
Independent trustees' fees and expenses	4,910
Registration fees	57,945
Audit	18,682
Legal	581
Interest	8,200
Miscellaneous	4,228
Total expenses before reductions	5,136,011
Expense reductions	(43,663)
Total expenses after reductions		5,092,348
Net Investment income (loss)		16,213,461
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(14,619,655)
Foreign currency transactions	(90)
Total net realized gain (loss)		(14,619,745)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	34,573,646
Assets and liabilities in foreign currencies	426
Total change in net unrealized appreciation (depreciation)		34,574,072
Net gain (loss)		19,954,327
Net increase (decrease) in net assets resulting from operations		$36,167,788
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,213,461	$24,300,868
Net realized gain (loss)	(14,619,745)	32,167,095
Change in net unrealized appreciation (depreciation)	34,574,072	(78,850,488)
Net increase (decrease) in net assets resulting from operations	36,167,788	(22,382,525)
Distributions to shareholders	(30,702,059)	(62,216,948)

Share transactions
Proceeds from sales of shares	192,027,766	921,832,942
Reinvestment of distributions	27,824,778	57,299,028
Cost of shares redeemed	(311,800,904)	(613,822,146)

Net increase (decrease) in net assets resulting from share transactions	(91,948,360)	365,309,824
Total increase (decrease) in net assets	(86,482,631)	280,710,351

Net Assets
Beginning of period	1,352,765,947	1,072,055,596
End of period	$1,266,283,316	$1,352,765,947

Other Information
Shares
Sold	1,903,145	8,651,956
Issued in reinvestment of distributions	273,502	535,973
Redeemed	(3,120,131)	(5,965,477)
Net increase (decrease)	(943,484)	3,222,452

Financial Highlights
Utilities Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$97.31	$100.38	$86.55	$91.20	$85.32	$76.75
Income from Investment Operations
Net investment income (loss) B,C	1.18	1.82	1.92	1.61	2.09	2.06
Net realized and unrealized gain (loss)	1.48	.04 D	14.72	(1.81)	5.99	13.35
Total from investment operations	2.66	1.86	16.64	(.20)	8.08	15.41
Distributions from net investment income	(.84)	(1.75)	(1.71)	(2.12)	(1.94)	(1.37)
Distributions from net realized gain	(1.42)	(3.18)	(1.10)	(2.34)	(.26)	(5.46)
Total distributions	(2.25) E	(4.93)	(2.81)	(4.45) E	(2.20)	(6.84) E
Net asset value, end of period	$97.72	$97.31	$100.38	$86.55	$91.20	$85.32
Total Return F,G	2.65%	1.46%	19.19%	(.05)%	9.34%	20.17%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.74%	.74%	.76%	.75%	.78%
Expenses net of fee waivers, if any	.74% J	.74%	.73%	.76%	.75%	.78%
Expenses net of all reductions	.74% J	.74%	.73%	.75%	.74%	.76%
Net investment income (loss)	2.35% J	1.74%	1.96%	1.88%	2.25%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$1,266,283	$1,352,766	$1,072,056	$896,285	$1,247,009	$1,040,763
Portfolio turnover rate K	71% J	53%	37%	64%	65% L	97% L

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$227,097,011
Gross unrealized depreciation	(42,783,309)
Net unrealized appreciation (depreciation)	$184,313,702
Tax cost	$1,061,888,890
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Utilities Portfolio	476,503,975	550,762,104
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Utilities Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Utilities Portfolio	$5,069

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Utilities Portfolio	Borrower	$11,022,200	5.36%	$8,200

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Utilities Portfolio	15,858,484	19,724,995	(1,638,730)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Utilities Portfolio	$1,355
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Utilities Portfolio	$598	$ -	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $164.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $43,499.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Utilities Portfolio	.74%
Actual		$ 1,000	$ 1,026.50	$ 3.77
Hypothetical-B		$ 1,000	$ 1,021.42	$ 3.76

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Utilities Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.813630.118
SELUTL-SANN-1023
Fidelity® Environment and Alternative Energy Fund
Fidelity® Natural Resources Fund

Semi-Annual Report
August 31, 2023
Contents

Fidelity® Environment and Alternative Energy Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Natural Resources Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Environment and Alternative Energy Fund
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	12.6
Linde PLC	8.1
Danaher Corp.	7.5
Tesla, Inc.	6.9
IBM Corp.	5.4
Eaton Corp. PLC	4.9
Prologis (REIT), Inc.	4.4
Union Pacific Corp.	4.0
Analog Devices, Inc.	2.9
Republic Services, Inc.	2.8
59.5

Industries (% of Fund's net assets)

Software	12.6
Chemicals	9.4
Semiconductors & Semiconductor Equipment	8.8
Life Sciences Tools & Services	8.2
Electrical Equipment	7.1
Automobiles	6.9
IT Services	6.2
Electric Utilities	5.6
Machinery	4.7
Building Products	4.5
Equity Real Estate Investment Trusts (Reits)	4.4
Commercial Services & Supplies	4.2
Ground Transportation	4.0
Communications Equipment	2.6
Construction & Engineering	1.9
Professional Services	1.9
Independent Power and Renewable Electricity Producers	1.8
Containers & Packaging	1.6
Energy Equipment & Services	1.0
Aerospace & Defense	0.8
Electronic Equipment, Instruments & Components	0.6
Oil, Gas & Consumable Fuels	0.6
Household Durables	0.3

Fidelity® Environment and Alternative Energy Fund
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Aerospace & Defense - 0.8%
Aerospace & Defense - 0.8%
BWX Technologies, Inc.	17,430	1,285,637
Woodward, Inc.	21,670	2,803,448
		4,089,085
Automobiles - 6.9%
Automobile Manufacturers - 6.9%
Tesla, Inc. (a)	135,320	34,923,386
Building Products - 4.5%
Building Products - 4.5%
Owens Corning	32,200	4,633,902
The AZEK Co., Inc. (a)	115,020	3,911,830
Trane Technologies PLC	68,500	14,060,310
		22,606,042
Chemicals - 9.4%
Commodity Chemicals - 0.3%
PureCycle Technologies, Inc. (a)(b)	187,480	1,674,196
Diversified Chemicals - 0.7%
The Chemours Co. LLC	103,770	3,530,255
Industrial Gases - 8.1%
Linde PLC	105,290	40,751,442
Specialty Chemicals - 0.3%
Aspen Aerogels, Inc. (a)(b)	256,510	1,562,146
TOTAL CHEMICALS		47,518,039
Commercial Services & Supplies - 4.2%
Environmental & Facilities Services - 4.2%
Clean Harbors, Inc. (a)	21,060	3,566,300
Republic Services, Inc.	98,380	14,179,509
Tetra Tech, Inc.	22,710	3,573,419
		21,319,228
Communications Equipment - 2.6%
Communications Equipment - 2.6%
Arista Networks, Inc. (a)	67,360	13,150,693
Construction & Engineering - 1.9%
Construction & Engineering - 1.9%
AECOM	54,210	4,756,928
Quanta Services, Inc.	23,210	4,871,083
		9,628,011
Containers & Packaging - 1.6%
Metal, Glass & Plastic Containers - 1.6%
Ball Corp.	146,030	7,951,334
Electric Utilities - 5.6%
Electric Utilities - 5.6%
Kansai Electric Power Co., Inc.	511,060	7,285,051
ORSTED A/S (c)	63,060	4,059,893
PG&E Corp. (a)	607,280	9,898,664
Southern Co.	104,300	7,064,239
		28,307,847
Electrical Equipment - 7.1%
Electrical Components & Equipment - 6.9%
Array Technologies, Inc. (a)	118,860	2,956,048
Eaton Corp. PLC	107,540	24,773,990
Fluence Energy, Inc. (a)(b)	122,480	3,227,348
Vertiv Holdings Co.	106,320	4,187,945
		35,145,331
Heavy Electrical Equipment - 0.2%
Bloom Energy Corp. Class A (a)(b)	63,290	948,717
TOTAL ELECTRICAL EQUIPMENT		36,094,048
Electronic Equipment, Instruments & Components - 0.6%
Electronic Components - 0.6%
Coherent Corp. (a)	86,100	3,239,943
Energy Equipment & Services - 1.0%
Oil & Gas Equipment & Services - 1.0%
Baker Hughes Co. Class A	137,030	4,959,116
Equity Real Estate Investment Trusts (REITs) - 4.4%
Industrial REITs - 4.4%
Prologis (REIT), Inc.	180,820	22,457,844
Ground Transportation - 4.0%
Rail Transportation - 4.0%
Union Pacific Corp.	91,810	20,250,532
Household Durables - 0.3%
Household Appliances - 0.3%
Chervon Holdings Ltd.	430,490	1,421,728
Independent Power and Renewable Electricity Producers - 1.8%
Independent Power Producers & Energy Traders - 1.8%
RWE AG	214,500	8,852,492
IT Services - 6.2%
IT Consulting & Other Services - 6.2%
Amdocs Ltd.	44,940	4,008,648
IBM Corp.	186,170	27,335,341
		31,343,989
Life Sciences Tools & Services - 8.2%
Life Sciences Tools & Services - 8.2%
Agilent Technologies, Inc.	30,910	3,742,274
Danaher Corp.	142,810	37,844,650
		41,586,924
Machinery - 4.7%
Agricultural & Farm Machinery - 0.7%
Deere & Co.	9,290	3,817,633
Construction Machinery & Heavy Transportation Equipment - 2.2%
Cummins, Inc.	48,332	11,118,293
Industrial Machinery & Supplies & Components - 1.8%
Industrie de Nora SpA	107,040	2,077,632
Parker Hannifin Corp.	9,830	4,098,127
Timken Co.	36,100	2,758,762
		8,934,521
TOTAL MACHINERY		23,870,447
Oil, Gas & Consumable Fuels - 0.6%
Oil & Gas Refining & Marketing - 0.6%
Neste OYJ	80,000	2,930,347
Professional Services - 1.9%
Research & Consulting Services - 1.9%
KBR, Inc.	160,030	9,845,046
Semiconductors & Semiconductor Equipment - 8.8%
Semiconductor Materials & Equipment - 0.8%
SolarEdge Technologies, Inc. (a)	23,970	3,896,803
Semiconductors - 8.0%
Allegro MicroSystems LLC (a)	17,320	662,490
Analog Devices, Inc.	80,650	14,660,557
First Solar, Inc. (a)	23,050	4,359,216
NXP Semiconductors NV	59,670	12,275,312
ON Semiconductor Corp. (a)	90,040	8,865,338
		40,822,913
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		44,719,716
Software - 12.6%
Systems Software - 12.6%
Microsoft Corp.	193,910	63,555,940
TOTAL COMMON STOCKS (Cost $411,786,276)		504,621,777

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Components - 0.0%
CelLink Corp. Series D (a)(d)(e) (Cost $295,699)	14,200	175,086

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (f)	722,671	722,816
Fidelity Securities Lending Cash Central Fund 5.44% (f)(g)	5,988,201	5,988,800
TOTAL MONEY MARKET FUNDS (Cost $6,711,616)		6,711,616

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $418,793,591)	511,508,479
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(5,199,208)
NET ASSETS - 100.0%	506,309,271

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,059,893 or 0.8% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,086 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	480,638	36,267,204	36,025,026	59,190	-	-	722,816	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	5,110,325	57,535,636	56,657,161	39,512	-	-	5,988,800	0.0%
Total	5,590,963	93,802,840	92,682,187	98,702	-	-	6,711,616

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	504,621,777	504,621,777	-	-

Convertible Preferred Stocks	175,086	-	-	175,086

Money Market Funds	6,711,616	6,711,616	-	-
Total Investments in Securities:	511,508,479	511,333,393	-	175,086
Fidelity® Environment and Alternative Energy Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,770,476) - See accompanying schedule:
Unaffiliated issuers (cost $412,081,975)	$504,796,863
Fidelity Central Funds (cost $6,711,616)	6,711,616

Total Investment in Securities (cost $418,793,591)		$511,508,479
Receivable for investments sold		506,610
Receivable for fund shares sold		105,765
Dividends receivable		991,540
Distributions receivable from Fidelity Central Funds		9,048
Prepaid expenses		1,199
Other receivables		8,703
Total assets		513,131,344
Liabilities
Payable for fund shares redeemed	$476,739
Accrued management fee	219,817
Other affiliated payables	114,409
Other payables and accrued expenses	22,308
Collateral on securities loaned	5,988,800
Total Liabilities		6,822,073
Net Assets		$506,309,271
Net Assets consist of:
Paid in capital		$527,272,699
Total accumulated earnings (loss)		(20,963,428)
Net Assets		$506,309,271
Net Asset Value, offering price and redemption price per share ($506,309,271 ÷ 16,280,260 shares)		$31.10

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$3,510,415
Income from Fidelity Central Funds (including $39,512 from security lending)		98,702
Total Income		3,609,117
Expenses
Management fee	$1,272,554
Transfer agent fees	580,742
Accounting fees	85,749
Custodian fees and expenses	9,672
Independent trustees' fees and expenses	1,969
Registration fees	20,058
Audit	21,584
Legal	337
Miscellaneous	1,746
Total expenses before reductions	1,994,411
Expense reductions	(15,065)
Total expenses after reductions		1,979,346
Net Investment income (loss)		1,629,771
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,036,606
Foreign currency transactions	33,248
Total net realized gain (loss)		14,069,854
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $5,386)	37,349,526
Assets and liabilities in foreign currencies	2,080
Total change in net unrealized appreciation (depreciation)		37,351,606
Net gain (loss)		51,421,460
Net increase (decrease) in net assets resulting from operations		$53,051,231
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,629,771	$3,192,349
Net realized gain (loss)	14,069,854	(103,186,796)
Change in net unrealized appreciation (depreciation)	37,351,606	14,327,854
Net increase (decrease) in net assets resulting from operations	53,051,231	(85,666,593)
Distributions to shareholders	-	(3,228,177)

Share transactions
Proceeds from sales of shares	44,236,961	106,568,582
Reinvestment of distributions	-	3,006,815
Cost of shares redeemed	(63,582,751)	(303,818,497)

Net increase (decrease) in net assets resulting from share transactions	(19,345,790)	(194,243,100)
Total increase (decrease) in net assets	33,705,441	(283,137,870)

Net Assets
Beginning of period	472,603,830	755,741,700
End of period	$506,309,271	$472,603,830

Other Information
Shares
Sold	1,476,111	3,656,658
Issued in reinvestment of distributions	-	111,940
Redeemed	(2,164,731)	(11,200,238)
Net increase (decrease)	(688,620)	(7,431,640)

Financial Highlights
Fidelity® Environment and Alternative Energy Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.85	$30.97	$30.16	$23.80	$24.92	$26.31
Income from Investment Operations
Net investment income (loss) B,C	.10	.15	.11	.24	.27	.24
Net realized and unrealized gain (loss)	3.15	(3.09)	3.46	8.02	(.81)	(.25)
Total from investment operations	3.25	(2.94)	3.57	8.26	(.54)	(.01)
Distributions from net investment income	-	(.18)	(.10)	(.26)	(.23)	(.22)
Distributions from net realized gain	-	-	(2.66)	(1.64)	(.35)	(1.16)
Total distributions	-	(.18)	(2.76)	(1.90)	(.58)	(1.38)
Net asset value, end of period	$31.10	$27.85	$30.97	$30.16	$23.80	$24.92
Total Return D,E	11.67%	(9.46)%	11.02%	38.97%	(2.35)%	.39%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.82% H	.79%	.79%	.85%	.85%	.87%
Expenses net of fee waivers, if any	.82% H	.79%	.79%	.85%	.85%	.87%
Expenses net of all reductions	.82% H	.79%	.79%	.85%	.85%	.87%
Net investment income (loss)	.67% H	.52%	.33%	.95%	1.08%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$506,309	$472,604	$755,742	$373,982	$181,456	$160,960
Portfolio turnover rate I	56% H	34%	89%	28%	49%	62%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Natural Resources Fund
Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	19.9
Hess Corp.	7.5
Imperial Oil Ltd.	6.7
Canadian Natural Resources Ltd.	6.5
MEG Energy Corp.	5.0
Valero Energy Corp.	4.9
Phillips 66 Co.	4.0
Weatherford International PLC	3.8
Freeport-McMoRan, Inc.	3.3
First Quantum Minerals Ltd.	3.0
64.6

Industries (% of Fund's net assets)

Oil, Gas & Consumable Fuels	63.6
Metals & Mining	12.8
Energy Equipment & Services	12.2
Containers & Packaging	5.9
Chemicals	4.7

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Natural Resources Fund
Schedule of Investments August 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
Chemicals - 4.7%
Commodity Chemicals - 1.9%
Cabot Corp.	28,300	2,050,618
LyondellBasell Industries NV Class A	106,300	10,499,251
		12,549,869
Industrial Gases - 2.0%
Linde PLC	33,700	13,043,248
Specialty Chemicals - 0.8%
Celanese Corp. Class A	43,000	5,433,480
TOTAL CHEMICALS		31,026,597
Containers & Packaging - 5.9%
Metal, Glass & Plastic Containers - 4.3%
Aptargroup, Inc.	76,500	10,140,840
Crown Holdings, Inc.	100,300	9,293,798
Greif, Inc. Class A	120,200	8,725,318
		28,159,956
Paper & Plastic Packaging Products & Materials - 1.6%
Avery Dennison Corp.	58,300	10,982,554
TOTAL CONTAINERS & PACKAGING		39,142,510
Energy Equipment & Services - 12.2%
Oil & Gas Drilling - 1.4%
Diamond Offshore Drilling, Inc. (a)	134,600	2,001,502
Noble Corp. PLC	44,700	2,357,478
Valaris Ltd. (a)	61,200	4,609,584
		8,968,564
Oil & Gas Equipment & Services - 10.8%
Expro Group Holdings NV (a)	745,900	17,536,109
Schlumberger Ltd.	280,900	16,561,864
TechnipFMC PLC	645,400	12,288,416
Weatherford International PLC (a)	282,564	25,012,565
		71,398,954
TOTAL ENERGY EQUIPMENT & SERVICES		80,367,518
Metals & Mining - 12.8%
Copper - 6.3%
First Quantum Minerals Ltd.	727,400	19,541,607
Freeport-McMoRan, Inc.	546,300	21,802,833
		41,344,440
Diversified Metals & Mining - 1.6%
E3 Lithium Ltd. (a)	52,200	153,370
Horizonte Minerals PLC (a)	1,985,500	3,282,377
Ivanhoe Mines Ltd. (a)	767,600	6,828,413
		10,264,160
Gold - 4.9%
Agnico Eagle Mines Ltd. (United States)	150,000	7,276,500
Franco-Nevada Corp.	110,000	15,847,099
Newmont Corp.	236,200	9,311,004
		32,434,603
TOTAL METALS & MINING		84,043,203
Oil, Gas & Consumable Fuels - 63.6%
Coal & Consumable Fuels - 0.8%
Cameco Corp. (b)	140,753	5,207,861
Integrated Oil & Gas - 27.8%
Equinor ASA sponsored ADR	260,500	7,963,485
Exxon Mobil Corp.	1,182,400	131,471,057
Imperial Oil Ltd.	774,700	43,992,548
		183,427,090
Oil & Gas Exploration & Production - 25.5%
Africa Oil Corp.	6,544,100	15,740,323
Athabasca Oil Corp. (a)(b)	3,196,100	8,870,171
Canadian Natural Resources Ltd.	660,800	42,747,152
Eco Atlantic Oil & Gas Ltd. (a)	5,573,500	1,154,959
Hess Corp.	320,500	49,517,250
Kosmos Energy Ltd. (a)	2,335,800	17,004,624
MEG Energy Corp. (a)	1,821,912	32,590,004
		167,624,483
Oil & Gas Refining & Marketing - 9.5%
PBF Energy, Inc. Class A	79,700	3,737,133
Phillips 66 Co.	232,416	26,532,611
Valero Energy Corp.	247,600	32,163,240
		62,432,984
TOTAL OIL, GAS & CONSUMABLE FUELS		418,692,418
TOTAL COMMON STOCKS (Cost $400,180,054)		653,272,246

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	3,523,623	3,524,328
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	4,151,426	4,151,841
TOTAL MONEY MARKET FUNDS (Cost $7,676,169)		7,676,169

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $407,856,223)	660,948,415
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,298,591)
NET ASSETS - 100.0%	658,649,824

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	8,697,934	70,325,294	75,498,900	77,753	-	-	3,524,328	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	5,144,250	72,014,693	73,007,102	44,639	-	-	4,151,841	0.0%
Total	13,842,184	142,339,987	148,506,002	122,392	-	-	7,676,169

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	653,272,246	653,272,246	-	-

Money Market Funds	7,676,169	7,676,169	-	-
Total Investments in Securities:	660,948,415	660,948,415	-	-
Fidelity® Natural Resources Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,990,515) - See accompanying schedule:
Unaffiliated issuers (cost $400,180,054)	$653,272,246
Fidelity Central Funds (cost $7,676,169)	7,676,169

Total Investment in Securities (cost $407,856,223)		$660,948,415
Foreign currency held at value (cost $19)		24
Receivable for investments sold		1,041,169
Receivable for fund shares sold		313,932
Dividends receivable		2,094,075
Distributions receivable from Fidelity Central Funds		40,460
Prepaid expenses		2,771
Other receivables		97,094
Total assets		664,537,940
Liabilities
Payable for investments purchased	$592,269
Payable for fund shares redeemed	625,633
Accrued management fee	282,055
Other affiliated payables	118,593
Other payables and accrued expenses	117,725
Collateral on securities loaned	4,151,841
Total Liabilities		5,888,116
Net Assets		$658,649,824
Net Assets consist of:
Paid in capital		$660,528,452
Total accumulated earnings (loss)		(1,878,628)
Net Assets		$658,649,824
Net Asset Value, offering price and redemption price per share ($658,649,824 ÷ 15,261,440 shares)		$43.16

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$8,475,775
Income from Fidelity Central Funds (including $44,639 from security lending)		122,392
Total Income		8,598,167
Expenses
Management fee	$1,800,960
Transfer agent fees	653,262
Accounting fees	110,979
Custodian fees and expenses	17,604
Independent trustees' fees and expenses	2,551
Registration fees	31,129
Audit	17,951
Legal	773
Interest	9,931
Miscellaneous	2,519
Total expenses before reductions	2,647,659
Expense reductions	(21,527)
Total expenses after reductions		2,626,132
Net Investment income (loss)		5,972,035
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,524,266
Foreign currency transactions	(12,010)
Total net realized gain (loss)		12,512,256
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	21,642,906
Assets and liabilities in foreign currencies	283
Total change in net unrealized appreciation (depreciation)		21,643,189
Net gain (loss)		34,155,445
Net increase (decrease) in net assets resulting from operations		$40,127,480
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,972,035	$16,561,675
Net realized gain (loss)	12,512,256	15,932,931
Change in net unrealized appreciation (depreciation)	21,643,189	64,590,252
Net increase (decrease) in net assets resulting from operations	40,127,480	97,084,858
Distributions to shareholders	(1,209,586)	(18,584,123)

Share transactions
Proceeds from sales of shares	74,660,707	634,417,680
Reinvestment of distributions	1,123,291	17,432,108
Cost of shares redeemed	(268,481,148)	(515,954,973)

Net increase (decrease) in net assets resulting from share transactions	(192,697,150)	135,894,815
Total increase (decrease) in net assets	(153,779,256)	214,395,550

Net Assets
Beginning of period	812,429,080	598,033,530
End of period	$658,649,824	$812,429,080

Other Information
Shares
Sold	1,863,585	16,884,073
Issued in reinvestment of distributions	26,970	466,676
Redeemed	(6,950,644)	(14,503,991)
Net increase (decrease)	(5,060,089)	2,846,758

Financial Highlights
Fidelity® Natural Resources Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$39.98	$34.22	$23.21	$20.59	$25.55	$27.51
Income from Investment Operations
Net investment income (loss) B,C	.34	.83	.51	.30	.30	.29
Net realized and unrealized gain (loss)	2.90	5.87	10.91	2.69	(4.88)	(1.97)
Total from investment operations	3.24	6.70	11.42	2.99	(4.58)	(1.68)
Distributions from net investment income	(.06)	(.94)	(.41)	(.37)	(.30)	(.28)
Distributions from net realized gain	-	-	-	-	(.08)	- D
Total distributions	(.06)	(.94)	(.41)	(.37)	(.38)	(.28)
Net asset value, end of period	$43.16	$39.98	$34.22	$23.21	$20.59	$25.55
Total Return E,F	8.12%	19.78%	49.71%	14.76%	(18.25)%	(6.06)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.77% I	.77%	.82%	.89%	.84%	.81%
Expenses net of fee waivers, if any	.76% I	.77%	.81%	.89%	.84%	.81%
Expenses net of all reductions	.76% I	.77%	.81%	.88%	.84%	.80%
Net investment income (loss)	1.74% I	2.21%	1.84%	1.62%	1.18%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$658,650	$812,429	$598,034	$292,887	$315,533	$424,167
Portfolio turnover rate J	28% I	74%	98%	90%	8%	26%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than .005%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Fidelity Environment and Alternative Energy Fund and Fidelity Natural Resources Fund (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Fidelity Natural Resources Fund may also invest in certain precious metals.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Natural Resources Fund	90,794

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Environment and Alternative Energy Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation and capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Environment and Alternative Energy Fund	$419,560,337	$112,950,450	$(21,002,308)	$91,948,142
Fidelity Natural Resources Fund	411,598,570	253,089,716	(3,739,871)	249,349,845

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Environment and Alternative Energy Fund	$(90,583,038)	$(34,476,402)	$(125,059,440)
Fidelity Natural Resources Fund	(93,181,409)	(174,488,777)	(267,670,186)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environment and Alternative Energy Fund	137,205,386	153,819,185
Fidelity Natural Resources Fund	97,134,643	271,288,156
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Environment and Alternative Energy Fund	.30%	.22%	.52%
Fidelity Natural Resources Fund	.30%	.22%	.52%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Environment and Alternative Energy Fund	.24%
Fidelity Natural Resources Fund	.19%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Environment and Alternative Energy Fund	.04
Fidelity Natural Resources Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Environment and Alternative Energy Fund	$ 3,922
Fidelity Natural Resources Fund	3,151

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Natural Resources Fund	Borrower	$2,589,962	5.17%	$9,669

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Environment and Alternative Energy Fund	6,955,767	11,022,612	2,346,782
Fidelity Natural Resources Fund	13,812,764	12,900,155	2,263,414
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Environment and Alternative Energy Fund	$455
Fidelity Natural Resources Fund	729
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Environment and Alternative Energy Fund	$4,097	$ 10,756	$-
Fidelity Natural Resources Fund	$ 4,544	$ -	$-
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Natural Resources Fund	$576,333	5.46%	$262
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Environment and Alternative Energy Fund	$15,065
Fidelity Natural Resources Fund	21,527
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Environment and Alternative Energy Fund	.82%
Actual		$ 1,000	$ 1,116.70	$ 4.36
Hypothetical-B		$ 1,000	$ 1,021.01	$ 4.17

Fidelity® Natural Resources Fund	.76%
Actual		$ 1,000	$ 1,081.20	$ 3.98
Hypothetical-B		$ 1,000	$ 1,021.32	$ 3.86

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Environment and Alternative Energy Fund
Fidelity Natural Resources Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue each fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of each fund; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. For Fidelity Environment and Alternative Energy Fund, the fund underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2023, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expenses, the Board considered each fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.9901476.102
EAE-NRF-SANN-1023
Fidelity® Select Portfolios®
Energy Sector

Energy Portfolio

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	24.7
Chevron Corp.	6.0
Schlumberger Ltd.	4.8
Canadian Natural Resources Ltd.	4.3
Occidental Petroleum Corp.	4.2
Marathon Petroleum Corp.	4.2
Cenovus Energy, Inc. (Canada)	4.2
Halliburton Co.	4.0
Hess Corp.	3.9
ConocoPhillips Co.	3.9
64.2

Industries (% of Fund's net assets)

Oil, Gas & Consumable Fuels	81.8
Energy Equipment & Services	17.3
Independent Power and Renewable Electricity Producers	0.5

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Energy Equipment & Services - 17.3%
Oil & Gas Drilling - 2.4%
Noble Corp. PLC	261,900	13,812,606
Odfjell Drilling Ltd.	1,535,318	5,213,181
Shelf Drilling Ltd. (a)(b)	1,347,589	3,644,119
Valaris Ltd. (a)	488,000	36,756,160
		59,426,066
Oil & Gas Equipment & Services - 14.9%
Halliburton Co.	2,559,200	98,836,304
Nextier Oilfield Solutions, Inc. (a)	3,418,500	36,270,285
NOV, Inc.	872,400	18,433,812
Oceaneering International, Inc. (a)	843,230	19,217,212
ProFrac Holding Corp. (a)(c)	633,700	6,970,700
ProPetro Holding Corp. (a)	850,601	8,199,794
Schlumberger Ltd.	1,968,869	116,084,516
TechnipFMC PLC	3,115,972	59,328,107
		363,340,730
TOTAL ENERGY EQUIPMENT & SERVICES		422,766,796
Independent Power and Renewable Electricity Producers - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Vistra Corp.	399,800	12,561,716
Oil, Gas & Consumable Fuels - 81.8%
Integrated Oil & Gas - 41.7%
Cenovus Energy, Inc.	97,500	1,943,175
Cenovus Energy, Inc. (Canada)	5,104,706	101,776,776
Chevron Corp.	920,217	148,246,959
Exxon Mobil Corp.	5,437,046	604,545,143
Imperial Oil Ltd.	444,600	25,247,305
Occidental Petroleum Corp.	1,641,915	103,095,843
Occidental Petroleum Corp. warrants 8/3/27 (a)	99,550	4,066,618
Suncor Energy, Inc. (c)	933,100	31,607,450
		1,020,529,269
Oil & Gas Exploration & Production - 25.3%
Antero Resources Corp. (a)	1,095,900	30,323,553
APA Corp.	797,000	34,940,480
Canadian Natural Resources Ltd.	1,623,980	105,068,333
Chord Energy Corp.	78,652	12,702,298
Civitas Resources, Inc.	152,754	12,559,434
ConocoPhillips Co.	797,366	94,910,475
Coterra Energy, Inc.	326,598	9,206,798
Devon Energy Corp.	544,400	27,813,396
Diamondback Energy, Inc.	146,700	22,266,126
EOG Resources, Inc.	235,164	30,246,794
EQT Corp.	244,300	10,558,646
Hess Corp.	617,700	95,434,650
Magnolia Oil & Gas Corp. Class A	293,900	6,700,920
National Energy Services Reunited Corp. (a)	1,808,118	8,226,937
Northern Oil & Gas, Inc.	123,860	5,181,064
Ovintiv, Inc. (c)	687,600	32,289,696
Pioneer Natural Resources Co.	156,466	37,227,955
Range Resources Corp.	1,112,500	36,022,750
SM Energy Co.	222,200	9,401,282
		621,081,587
Oil & Gas Refining & Marketing - 9.3%
Marathon Petroleum Corp.	716,792	102,336,394
Phillips 66 Co.	287,873	32,863,582
Valero Energy Corp.	716,100	93,021,390
		228,221,366
Oil & Gas Storage & Transportation - 5.5%
Cheniere Energy, Inc.	501,412	81,830,438
Energy Transfer LP	3,322,800	44,758,116
Golar LNG Ltd.	370,433	8,186,569
		134,775,123
TOTAL OIL, GAS & CONSUMABLE FUELS		2,004,607,345
TOTAL COMMON STOCKS (Cost $1,327,813,614)		2,439,935,857

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d)	5,066,020	5,067,033
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	52,830,806	52,836,089
TOTAL MONEY MARKET FUNDS (Cost $57,903,122)		57,903,122

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $1,385,716,736)	2,497,838,979
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(48,494,673)
NET ASSETS - 100.0%	2,449,344,306

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,644,119 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	613	70,568,803	65,502,383	35,350	-	-	5,067,033	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	46,148,408	535,484,315	528,796,634	39,382	-	-	52,836,089	0.2%
Total	46,149,021	606,053,118	594,299,017	74,732	-	-	57,903,122

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,439,935,857	2,439,935,857	-	-

Money Market Funds	57,903,122	57,903,122	-	-
Total Investments in Securities:	2,497,838,979	2,497,838,979	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,162,539) - See accompanying schedule:
Unaffiliated issuers (cost $1,327,813,614)	$2,439,935,857
Fidelity Central Funds (cost $57,903,122)	57,903,122

Total Investment in Securities (cost $1,385,716,736)		$2,497,838,979
Receivable for investments sold		29,135,911
Receivable for fund shares sold		1,609,673
Dividends receivable		9,596,734
Distributions receivable from Fidelity Central Funds		25,811
Prepaid expenses		7,238
Other receivables		432,025
Total assets		2,538,646,371
Liabilities
Payable to custodian bank	$471,782
Payable for investments purchased	31,616,321
Payable for fund shares redeemed	2,531,101
Accrued management fee	1,054,195
Other affiliated payables	391,148
Other payables and accrued expenses	402,037
Collateral on securities loaned	52,835,481
Total Liabilities		89,302,065
Net Assets		$2,449,344,306
Net Assets consist of:
Paid in capital		$2,371,964,777
Total accumulated earnings (loss)		77,379,529
Net Assets		$2,449,344,306
Net Asset Value, offering price and redemption price per share ($2,449,344,306 ÷ 41,005,660 shares)		$59.73

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends		$36,835,868
Income from Fidelity Central Funds (including $39,382 from security lending)		74,732
Total Income		36,910,600
Expenses
Management fee	$6,448,436
Transfer agent fees	2,100,929
Accounting fees	323,836
Custodian fees and expenses	36,985
Independent trustees' fees and expenses	9,362
Registration fees	69,901
Audit	19,228
Legal	2,057
Interest	82,221
Miscellaneous	8,266
Total expenses before reductions	9,101,221
Expense reductions	(77,831)
Total expenses after reductions		9,023,390
Net Investment income (loss)		27,887,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	152,750,973
Foreign currency transactions	29,431
Total net realized gain (loss)		152,780,404
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,840,409)
Assets and liabilities in foreign currencies	731
Total change in net unrealized appreciation (depreciation)		(6,839,678)
Net gain (loss)		145,940,726
Net increase (decrease) in net assets resulting from operations		$173,827,936
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,887,210	$79,896,791
Net realized gain (loss)	152,780,404	62,550,606
Change in net unrealized appreciation (depreciation)	(6,839,678)	379,242,037
Net increase (decrease) in net assets resulting from operations	173,827,936	521,689,434
Distributions to shareholders	-	(76,651,144)

Share transactions
Proceeds from sales of shares	249,360,237	2,107,751,018
Reinvestment of distributions	-	71,674,644
Cost of shares redeemed	(814,553,629)	(2,191,394,921)

Net increase (decrease) in net assets resulting from share transactions	(565,193,392)	(11,969,259)
Total increase (decrease) in net assets	(391,365,456)	433,069,031

Net Assets
Beginning of period	2,840,709,762	2,407,640,731
End of period	$2,449,344,306	$2,840,709,762

Other Information
Shares
Sold	4,547,970	39,822,947
Issued in reinvestment of distributions	-	1,340,218
Redeemed	(15,248,443)	(42,677,565)
Net increase (decrease)	(10,700,473)	(1,514,400)

Financial Highlights
Energy Portfolio

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$54.94	$45.24	$29.25	$26.79	$37.50	$41.01
Income from Investment Operations
Net investment income (loss) B,C	.62	1.46	.96	.99 D	.71	.49
Net realized and unrealized gain (loss)	4.17	9.64	15.82	2.27	(10.76)	(3.51)
Total from investment operations	4.79	11.10	16.78	3.26	(10.05)	(3.02)
Distributions from net investment income	-	(1.40)	(.79)	(.80)	(.64)	(.48)
Distributions from net realized gain	-	-	-	-	(.02)	(.01)
Total distributions	-	(1.40)	(.79)	(.80)	(.66)	(.49)
Net asset value, end of period	$59.73	$54.94	$45.24	$29.25	$26.79	$37.50
Total Return E,F	8.72%	24.63%	58.37%	13.03%	(27.24)%	(7.30)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I	.73%	.77%	.85%	.81%	.78%
Expenses net of fee waivers, if any	.73% I	.73%	.77%	.85%	.81%	.78%
Expenses net of all reductions	.73% I	.73%	.77%	.84%	.80%	.77%
Net investment income (loss)	2.26% I	2.75%	2.79%	4.50% D	2.00%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$2,449,344	$2,840,710	$2,407,641	$980,644	$676,312	$1,152,173
Portfolio turnover rate J	14% I	43%	56% K	31%	79%	59%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.82%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KThe portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Energy Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Energy Portfolio	$371,188

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,119,013,142
Gross unrealized depreciation	(12,189,922)
Net unrealized appreciation (depreciation)	$1,106,823,220
Tax cost	$1,391,015,759

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(463,978,664)
Long-term	(736,184,311)
Total capital loss carryforward	$(1,200,162,975)

Due to a merger in a prior period, approximately $390,759,990 of the Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $2,077,904 of those capital losses per year to offset gains. These realized losses were acquired from Select Natural Gas Portfolio when it merged into the Fund on November 19, 2021.

Due to a merger in a prior period, approximately $320,127,296 of the Fund's realized losses and a portion of the Fund's unrealized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $3,367,549 of those capital losses per year to offset gains. These realized and unrealized losses were acquired from Select Energy Service Portfolio when it merged into the Fund on November 19, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	174,201,909	716,255,917
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Energy Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$12,142

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$ 6,217,568	5.13%	$77,892

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Energy Portfolio	13,813,068	29,410,902	4,184,700
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Energy Portfolio	$2,639
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Energy Portfolio	$4,206	$-	$-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	$2,242,231	5.35%	$4,329
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $77,831.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Energy Portfolio	.73%
Actual		$ 1,000	$ 1,087.20	$ 3.83
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Energy Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.813654.118
SELNR-SANN-1023

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 23, 2023